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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Disciplined Small Cap Value Portfolio
ING EquitiesPlus Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Large Cap Growth Portfolio
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Global Technology Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Partners All Cap Portfolio
ING Legg Mason Value Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING MarketPro Portfolio
ING MarketStyle Growth Portfolio
ING MarketStyle Moderate Portfolio
ING MarketStyle Moderate Growth Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Aerospace/Defense: 0.6%
73,650	@@	Empresa Brasileira de Aeronautica SA ADR	$3,377,589
			3,377,589
		Airlines: 1.8%
304,170	@, L	Continental Airlines, Inc.	11,068,746
			11,068,746
		Apparel: 1.0%
69,615		Polo Ralph Lauren Corp.	6,136,562
			6,136,562
		Biotechnology: 7.7%
557,190	@, L	Affymetrix, Inc.	16,754,703
853,258	@	Applera Corp. — Celera Genomics Group	12,116,264
1,152,450	@, @@, L	Compugen Ltd.	3,077,042
155,300	@, L	Myriad Genetics, Inc.	5,351,638
184,950	@, @@, L	Qiagen NV	3,177,441
217,955	@, L	Vertex Pharmaceuticals, Inc.	6,111,458
			46,588,546
		Building Materials: 0.1%
8,400	@	Genlyte Group, Inc.	592,620
			592,620
		Commercial Services: 4.6%
194,820	@, L	Apollo Group, Inc.	8,552,598
225,785	@	Monster Worldwide, Inc.	10,695,435
69,000	@	TeleTech Holdings, Inc.	2,531,610
158,410	@	Vistaprint Ltd.	6,067,103
			27,846,746
		Computers: 2.5%
407,031	@, L	Network Appliance, Inc.	14,864,772
			14,864,772
		Cosmetics/Personal Care: 1.2%
192,040	@, L	Bare Escentuals, Inc.	6,888,475
			6,888,475
		Diversified Financial Services: 9.5%
25,415		Chicago Mercantile Exchange Holdings, Inc.	13,532,471
311,322		International Securities Exchange, Inc.	15,192,514
469,210	@, L	Nasdaq Stock Market, Inc.	13,799,466
66,330	L	NYSE Group, Inc.	6,218,438
579,670	@, L	TD Ameritrade Holding Corp.	8,625,490
			57,368,379
		Electric: 1.2%
170,500	@	AES Corp.	3,669,160
81,430		ITC Holdings Corp.	3,525,105
			7,194,265
		Electronics: 1.8%
169,610	@, L	Itron, Inc.	11,031,434
			11,031,434
		Hand/Machine Tools: 0.7%
106,435		Baldor Electric Co.	4,016,857
			4,016,857
		Healthcare — Products: 8.6%
1,706,510	@, L	Cepheid, Inc.	20,273,339
1,472,015	@, L	Cerus Corp.	9,936,101
802,720	@, @@, L	Given Imaging Ltd.	17,338,752
700	@, @@	Given Imaging Ltd.	15,120
86,750	@, L	Kinetic Concepts, Inc.	4,393,020
			51,956,332
		Internet: 8.8%
794,468	@, L	Audible, Inc.	8,254,523
92,860	@@	Ctrip.com International Ltd. ADR	6,220,227
131,710	@, L	Digital River, Inc.	7,276,978
2,390,752	@, L	Move, Inc.	13,244,766
663,920	@, @@	Shanda Interactive Entertainment Ltd. ADR	17,826,252
			52,822,746
		Lodging: 2.0%
114,980	@, W, L	Gaylord Entertainment Co.	6,078,993
60,790	L	Wynn Resorts Ltd.	5,766,539
			11,845,532
		Media: 1.9%
897,665	@, L	XM Satellite Radio Holdings, Inc.	11,597,832
			11,597,832
		Retail: 4.0%
99,230	@, L	Chipotle Mexican Grill, Inc.	6,162,183

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
534,570	@, L	Coldwater Creek, Inc.	$10,841,080
134,990	@, L	Under Armour, Inc.	6,924,987
			23,928,250
		Semiconductors: 21.2%
1,710,698	@, L	Advanced Micro Devices, Inc.	22,341,714
203,591	@	Broadcom Corp.	6,529,163
256,825	@, L	Formfactor, Inc.	11,492,919
269,510	@, L	International Rectifier Corp.	10,297,977
398,814		KLA-Tencor Corp.	21,264,762
344,468	@, L	Lam Research Corp.	16,307,115
569,510	@, L	Netlogic Microsystems, Inc.	15,160,356
203,200	@	Nvidia Corp.	5,848,096
270,338	@, L	Silicon Laboratories, Inc.	8,088,513
186,370	@	Varian Semiconductor Equipment Associates, Inc.	9,948,431
			127,279,046
		Software: 7.5%
377,647	@, L	Navteq Corp.	13,028,822
320,650	@, L	Nuance Communications, Inc.	4,909,152
674,625	@, L	Red Hat, Inc.	15,469,151
274,195	@, L	Salesforce.com, Inc.	11,741,030
			45,148,155
		Telecommunications: 13.4%
1,639,031	@, L	JDS Uniphase Corp.	24,962,442
1,290,322	@	Juniper Networks, Inc.	25,393,537
3,285,861	@, L	Level 3 Communications, Inc.	20,043,752
366,552	@, L	NeuStar, Inc.	10,424,739
			80,824,470
		Total Common Stock
		(Cost $577,224,825)	602,377,354

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.2%
		U.S. Government Agency Obligations: 0.0%
$142,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$141,962
		Total U.S. Government Agency Obligations
		(Cost $141,962)		141,962
		Securities Lending Collateralcc: 26.2%
157,430,035		The Bank of New York Institutional Cash Reserves Fund		157,430,035
		Total Securities Lending Collateral
		(Cost $157,430,035)		157,430,035
		Total Short-Term Investments
		(Cost $157,571,997)		157,571,997
		Total Investments in Securities
		(Cost $734,796,822)*	126.3%	$759,949,351
		Other Assets and Liabilities — Net	(26.3)	(158,080,036)
		Net Assets	100.0%	$601,869,315

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

	*	Cost for federal income tax purposes is $ 758,030,950 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,891,325
		Gross Unrealized Depreciation		(39,972,924)
		Net Unrealized Appreciation		$1,918,401

ING American Funds Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2007 (Unaudited)

Shares (Amounts in Thousands)				Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
31,959		American Funds Growth Fund — Class 2 Shares		$2,081,472
		Total Investments in Securities
		(Cost $1,648,478)*	100.0%	$2,081,472
		Other Assets and Liabilities — Net	(0.0)	(980)
		Net Assets	100.0%	$2,080,492
	*	Cost for federal income tax purposes is $ 1,648,478.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$432,994
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$432,994

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2007 (Unaudited)

Shares (Amounts in Thousands)				Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
34,349		American Funds Growth-Income Fund — Class 2 Shares		$1,461,551
		Total Investments in Securities
		(Cost $1,237,614)*	100.0%	$1,461,551
		Other Assets and Liabilities — Net	(0.0)	(687)
		Net Assets	100.0%	$1,460,864
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$223,937
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$223,937

ING American Funds International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2007 (Unaudited)

Shares (Amounts in Thousands)				Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
51,963		American Funds International Fund — Class 2 Shares		$1,171,773
		Total Investments in Securities
		(Cost $887,232)*	100.0%	$1,171,773
		Other Assets and Liabilities — Net	(0.0)	(529)
		Net Assets	100.0%	$1,171,244
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$284,541
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$284,541

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Advertising: 1.2%
20,000		Omnicom Group	$2,047,600
			2,047,600
		Aerospace/Defense: 2.5%
24,000		Lockheed Martin Corp.	2,328,480
35,000		Raytheon Co.	1,836,100
			4,164,580
		Airlines: 2.0%
54,000	@, L	AMR Corp.	1,644,300
45,000	@, L	Continental Airlines, Inc.	1,637,550
			3,281,850
		Apparel: 0.8%
27,000	@	Coach, Inc.	1,351,350
			1,351,350
		Biotechnology: 1.0%
37,000	@, L	Biogen Idec, Inc.	1,642,060
			1,642,060
		Chemicals: 3.1%
36,000		Cabot Corp.	1,718,280
35,000		International Flavors & Fragrances, Inc.	1,652,700
26,000		Sherwin-Williams Co.	1,717,040
			5,088,020
		Commercial Services: 4.4%
65,000	@	Convergys Corp.	1,651,650
21,000	@	ITT Educational Services, Inc.	1,711,290
20,000		Manpower, Inc.	1,475,400
26,000		McKesson Corp.	1,522,040
38,000	@, L	Quanta Services, Inc.	958,360
			7,318,740
		Computers: 9.5%
79,000	@, L	Cadence Design Systems, Inc.	1,663,740
67,000		Electronic Data Systems Corp.	1,854,560
79,000		Hewlett-Packard Co.	3,171,060
49,000		International Business Machines Corp.	4,618,740
28,000	@, L	Lexmark International, Inc.	1,636,880
24,000	@	NCR Corp.	1,146,480
64,000	@	Synopsys, Inc.	1,678,720
			15,770,180
		Diversified Financial Services: 3.0%
15,000		Goldman Sachs Group, Inc.	3,099,450
24,000		Morgan Stanley	1,890,240
			4,989,690
		Electrical Components & Equipment: 1.0%
20,000	@, L	Energizer Holdings, Inc.	1,706,600
			1,706,600
		Electronics: 4.0%
39,000	@	Agilent Technologies, Inc.	1,313,910
45,000	@, L	Avnet, Inc.	1,626,300
20,000	@, @@	Mettler Toledo International, Inc.	1,791,400
32,000	@, L	Waters Corp.	1,856,000
			6,587,610
		Food: 1.1%
64,000		Kroger Co.	1,808,000
			1,808,000
		Healthcare — Products: 2.5%
6,000		Johnson & Johnson	361,560
34,000	@, L	Kinetic Concepts, Inc.	1,721,760
25,000	@	Zimmer Holdings, Inc.	2,135,250
			4,218,570
		Healthcare — Services: 6.1%
44,000		Aetna, Inc.	1,926,760
31,000	@	Humana, Inc.	1,798,620
26,000	@, L	Laboratory Corp. of America Holdings	1,888,380
44,000		UnitedHealth Group, Inc.	2,330,680
27,000	@	WellPoint, Inc.	2,189,700
			10,134,140
		Household Products/Wares: 0.6%
16,000		Avery Dennison Corp.	1,028,160
			1,028,160
		Housewares: 0.9%
29,000		Toro Co.	1,485,960
			1,485,960

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 1.7%
13,000		AMBAC Financial Group, Inc.	$1,123,070
40,000	@	CNA Financial Corp.	1,723,600
			2,846,670
		Internet: 1.0%
59,000	@	McAfee, Inc.	1,715,720
			1,715,720
		Iron/Steel: 0.8%
21,450		Nucor Corp.	1,397,039
			1,397,039
		Leisure Time: 1.0%
27,200		Harley-Davidson, Inc.	1,598,000
			1,598,000
		Machinery — Construction & Mining: 0.7%
16,000	@	Terex Corp.	1,148,160
			1,148,160
		Machinery — Diversified: 1.9%
11,000	L	Cummins, Inc.	1,591,920
25,000		Manitowoc Co., Inc.	1,588,250
			3,180,170
		Media: 3.5%
84,000	@, L	DIRECTV Group, Inc.	1,937,880
28,000		Meredith Corp.	1,606,920
64,217		Walt Disney Co.	2,210,991
			5,755,791
		Mining: 1.1%
25,000	L	Southern Copper Corp.	1,791,500
			1,791,500
		Miscellaneous Manufacturing: 1.8%
27,070		General Electric Co.	957,195
43,000		Honeywell International, Inc.	1,980,580
			2,937,775
		Office Furnishings: 0.9%
75,000		Steelcase, Inc.	1,491,750
			1,491,750
		Oil & Gas: 4.3%
30,000		ExxonMobil Corp.	2,263,500
48,000		Frontier Oil Corp.	1,566,720
30,000		Holly Corp.	1,779,000
15,000	L	Tesoro Petroleum Corp.	1,506,450
			7,115,670
		Packaging & Containers: 3.2%
76,000	@	Crown Holdings, Inc.	1,858,960
53,000	@, L	Pactiv Corp.	1,788,220
52,000		Sealed Air Corp.	1,643,200
			5,290,380
		Pharmaceuticals: 5.9%
22,160		AmerisourceBergen Corp.	1,168,940
39,000	@	Forest Laboratories, Inc.	2,006,160
28,000	@	Medco Health Solutions, Inc.	2,030,840
28,000		Merck & Co., Inc.	1,236,760
29,945		Pfizer, Inc.	756,411
102,820		Schering-Plough Corp.	2,622,938
			9,822,049
		Real Estate: 1.1%
53,000	@	CB Richard Ellis Group, Inc.	1,811,540
			1,811,540
		Retail: 12.1%
58,000		American Eagle Outfitters	1,739,420
14,000	@	Autozone, Inc.	1,793,960
47,000	@	Dollar Tree Stores, Inc.	1,797,280
57,000		Family Dollar Stores, Inc.	1,688,340
24,000		JC Penney Co., Inc.	1,971,840
30,000	@	Kohl's Corp.	2,298,300
31,000		Men's Wearhouse, Inc.	1,458,550
37,000	L	Nordstrom, Inc.	1,958,780
65,000		RadioShack Corp.	1,756,950
54,000		Ross Stores, Inc.	1,857,600
62,000		TJX Cos., Inc.	1,671,520
			19,992,540
		Semiconductors: 3.4%
121,000		Applied Materials, Inc.	2,216,720
98,000	@	Integrated Device Technology, Inc.	1,511,160
54,000	@, L	Novellus Systems, Inc.	1,729,080
6,000	@	Nvidia Corp.	172,680
			5,629,640
		Software: 7.3%
116,000	@	BEA Systems, Inc.	1,344,440

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
58,000	@, L	BMC Software, Inc.	$1,785,820
102,000	@	Compuware Corp.	967,980
108,000		Microsoft Corp.	3,009,960
167,000	@	Oracle Corp.	3,027,710
11,000	L	Paychex, Inc.	416,570
49,000	L	Total System Services, Inc.	1,560,650
			12,113,130
		Telecommunications: 3.1%
200,000	@	Cisco Systems, Inc.	5,106,000
			5,106,000
		Total Common Stock
		(Cost $146,930,608)	163,366,634

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.2%
		U.S. Government Agency Obligations: 1.2%
$1,931,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$1,930,490
		Total U.S. Government Agency Obligations
		(Cost $1,930,490)		1,930,490
		Securities Lending CollateralCC: 13.0%
21,584,369		The Bank of New York Institutional Cash Reserves Fund		21,584,369
				21,584,369
		Total Securities Lending Collateral
		(Cost $21,584,369)		21,584,369
		Total Short-Term Investments
		(Cost $23,514,859)		23,514,859
		Total Investments in Securities
		(Cost $170,445,467)*	112.7%	$186,881,493
		Other Assets and Liabilities — Net	(12.7)	(21,124,172)
		Net Assets	100.0%	$165,757,321

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

	*	Cost for federal income tax purposes is $ 170,505,694.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,147,800
		Gross Unrealized Depreciation		(1,772,001)
		Net Unrealized Appreciation		$16,375,799

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Aerospace/Defense: 2.4%
1,000		Lockheed Martin Corp.	$97,020
24,000		Northrop Grumman Corp.	1,781,280
36,000		Raytheon Co.	1,888,560
			3,766,860
		Airlines: 1.0%
51,000	@, L	AMR Corp.	1,552,950
			1,552,950
		Auto Manufacturers: 1.1%
57,000	L	General Motors Corp.	1,746,480
			1,746,480
		Banks: 1.3%
41,000		Bank of America Corp.	2,091,820
			2,091,820
		Biotechnology: 1.0%
37,000	@	Biogen Idec, Inc.	1,642,060
			1,642,060
		Chemicals: 4.2%
28,000		Albemarle Corp.	1,157,520
6,000		Cabot Corp.	286,380
13,000		EI DuPont de Nemours & Co.	642,590
9,000		FMC Corp.	678,870
13,000		International Flavors & Fragrances, Inc.	613,860
2,000		Lubrizol Corp.	103,060
56,000		Lyondell Chemical Co.	1,678,320
24,000		Sherwin-Williams Co.	1,584,960
			6,745,560
		Commercial Services: 3.3%
22,000	@	Convergys Corp.	559,020
18,000		Manpower, Inc.	1,327,860
30,000		McKesson Corp.	1,756,200
24,000	@, L	Quanta Services, Inc.	605,280
18,000		RR Donnelley & Sons Co.	658,620
25,000		Service Corp. International	296,500
			5,203,480
		Computers: 6.4%
69,000	@, L	Cadence Design Systems, Inc.	1,453,140
63,000	L	Electronic Data Systems Corp.	1,743,840
60,000		Hewlett-Packard Co.	2,408,400
19,000		International Business Machines Corp.	1,790,940
26,000	@, L	Lexmark International, Inc.	1,519,960
11,000	@	NCR Corp.	525,470
33,000	@	Synopsys, Inc.	865,590
			10,307,340
		Cosmetics/Personal Care: 0.4%
10,000		Procter & Gamble Co.	631,600
			631,600
		Diversified Financial Services: 13.2%
11,000		Bear Stearns Cos., Inc.	1,653,850
134,000		Citigroup, Inc.	6,879,560
10,000		Goldman Sachs Group, Inc.	2,066,300
106,000		JP Morgan Chase & Co.	5,128,280
31,000		Lehman Brothers Holdings, Inc.	2,172,170
42,000		Morgan Stanley	3,307,920
			21,208,080
		Electric: 0.8%
68,000	L	CMS Energy Corp.	1,210,400
			1,210,400
		Electrical Components & Equipment: 0.7%
14,000	@, L	Energizer Holdings, Inc.	1,194,620
			1,194,620
		Electronics: 1.0%
46,000	@	Avnet, Inc.	1,662,440
			1,662,440
		Food: 3.3%
17,000		ConAgra Foods, Inc.	423,470
18,000		HJ Heinz Co.	848,160
71,000		Kroger Co.	2,005,750
55,000		Safeway, Inc.	2,015,200
			5,292,580
		Forest Products & Paper: 1.2%
53,000		International Paper Co.	1,929,200
			1,929,200

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Gas: 0.5%
33,000		NiSource, Inc.	$806,520
			806,520
		Healthcare — Services: 3.0%
42,000		Aetna, Inc.	1,839,180
13,000	@	Humana, Inc.	754,260
28,000	@	WellPoint, Inc.	2,270,800
			4,864,240
		Insurance: 11.4%
39,000	L	Allstate Corp.	2,342,340
18,000		AMBAC Financial Group, Inc.	1,555,020
19,000		American Financial Group, Inc.	646,760
13,000		Chubb Corp.	671,710
13,000		Cigna Corp.	1,854,580
16,000	@, L	CNA Financial Corp.	689,440
9,000		Hanover Insurance Group, Inc.	415,080
24,000	L	Metlife, Inc.	1,515,600
10,000		Nationwide Financial Services	538,600
33,000		PMI Group, Inc.	1,492,260
27,000	L	Prudential Financial, Inc.	2,437,020
25,000		Safeco Corp.	1,660,750
46,000		Travelers Cos., Inc.	2,381,420
			18,200,580
		Internet: 1.0%
53,000	@	McAfee, Inc.	1,541,240
			1,541,240
		Iron/Steel: 1.3%
31,000		Nucor Corp.	2,019,030
			2,019,030
		Machinery — Diversified: 1.0%
11,000	L	Cummins, Inc.	1,591,920
			1,591,920
		Media: 1.7%
6,000	@	DIRECTV Group, Inc.	138,420
75,000		Walt Disney Co.	2,582,250
			2,720,670
		Miscellaneous Manufacturing: 2.8%
31,000		General Electric Co.	1,096,160
44,000		Honeywell International, Inc.	2,026,640
20,000		SPX Corp.	1,404,000
			4,526,800
		Office/Business Equipment: 1.2%
115,000	@	Xerox Corp.	1,942,350
			1,942,350
		Oil & Gas: 13.5%
71,000		Chevron Corp.	5,251,160
141,000		ExxonMobil Corp.	10,638,450
49,000		Frontier Oil Corp.	1,599,360
24,000	L	Marathon Oil Corp.	2,371,920
18,000	L	Tesoro Petroleum Corp.	1,807,740
			21,668,630
		Oil & Gas Services: 0.1%
3,000	L	Tidewater, Inc.	175,740
			175,740
		Packaging & Containers: 0.2%
11,000	L	Sealed Air Corp.	347,600
			347,600
		Pharmaceuticals: 5.2%
33,000		AmerisourceBergen Corp.	1,740,750
36,000	@, L	King Pharmaceuticals, Inc.	708,120
25,000	@	Medco Health Solutions, Inc.	1,813,250
58,000		Merck & Co., Inc.	2,561,860
60,000		Pfizer, Inc.	1,515,600
			8,339,580
		Retail: 6.0%
45,000		Dillard’s, Inc.	1,472,850
36,000	@	Dollar Tree Stores, Inc.	1,376,640
51,000	L	Family Dollar Stores, Inc.	1,510,620
17,000		JC Penney Co., Inc.	1,396,720
11,000		Nordstrom, Inc.	582,340
32,000		OfficeMax, Inc.	1,687,680
60,000		RadioShack Corp.	1,621,800
			9,648,650
		Semiconductors: 1.2%
12,000	@	Integrated Device Technology, Inc.	185,040
52,000	@, L	Novellus Systems, Inc.	1,665,040
			1,850,080

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software: 2.0%
72,000	@	BEA Systems, Inc.	$834,480
37,000	@	BMC Software, Inc.	1,139,230
70,000	@	Compuware Corp.	664,300
23,000	@	Sybase, Inc.	581,440
			3,219,450
		Telecommunications: 2.6%
59,000	L	AT&T, Inc.	2,326,370
1,000	L	Citizens Communications Co.	14,950
208,000	@, L	Qwest Communications International, Inc.	1,869,920
			4,211,240
		Toys/Games/Hobbies: 2.2%
59,000		Hasbro, Inc.	1,688,580
69,000		Mattel, Inc.	1,902,330
			3,590,910
		Transportation: 0.2%
5,000		Overseas Shipholding Group	313,000
			313,000
		Total Common Stock
		(Cost $143,376,795)	157,763,700

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.7%
	U.S. Government Agency Obligations: 1.2%
$1,905,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$1,904,497

	Total U.S. Government Agency Obligations
	(Cost $1,904,497)		1,904,497
	Securities Lending Collateralcc: 10.5%
16,782,726	The Bank of New York Institutional Cash Reserves Fund		16,782,726

	Total Securities Lending Collateral
	(Cost $16,782,726)		16,782,726
	Total Short-Term Investments
	(Cost $18,687,223)		18,687,223
	Total Investments in Securities
	(Cost $162,064,018)*	110.1%	$176,450,923
	Other Assets and Liabilities — Net	(10.1)	(16,178,289)
	Net Assets	100.0%	$160,272,634

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

*	Cost for federal income tax purposes is $162,195,544.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,249,318
	Gross Unrealized Depreciation	(993,939)
	Net Unrealized Appreciation	$14,255,379

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Advertising: 0.5%
22,400	@	Getty Images, Inc.	$1,089,312
39,600		Harte-Hanks, Inc.	1,092,564
			2,181,876
		Aerospace/Defense: 0.7%
54,900	@	Argon ST, Inc.	1,452,654
34,700		Goodrich Corp.	1,786,356
			3,239,010
		Airlines: 2.5%
525,350	@	JetBlue Airways Corp.	6,046,779
322,900		Southwest Airlines Co.	4,746,630
			10,793,409
		Apparel: 1.1%
164,900	@	Hanesbrands, Inc.	4,846,411
			4,846,411
		Auto Manufacturers: 0.8%
421,500	@	Ford Motor Co.	3,325,635
			3,325,635
		Auto Parts & Equipment: 1.3%
20,000		Johnson Controls, Inc.	1,892,400
426,000	@	Visteon Corp.	3,638,040
			5,530,440
		Banks: 4.4%
70,000		Banner Corp.	2,908,500
63,300		Cardinal Financial Corp.	631,734
46,200		Columbia Banking System, Inc.	1,558,326
36,000		Compass Bancshares, Inc.	2,476,800
143,900		East-West Bancorp., Inc.	5,291,203
67,300		Seacoast Banking Corp. of Florida	1,525,691
11,330	@	Southcoast Financial Corp.	252,886
9,900	@	WSB Financial Group, Inc.	178,200
50,500		Zions Bancorp.	4,268,260
			19,091,600
		Beverages: 0.6%
76,200		Pepsi Bottling Group, Inc.	2,430,018
			2,430,018
		Biotechnology: 4.8%
72,300	@	Applera Corp. — Celera Genomics Group	1,026,660
201,100	@	Exelixis, Inc.	1,998,934
578,300	@	Human Genome Sciences, Inc.	6,141,546
821,200	@	Millennium Pharmaceuticals, Inc.	9,328,832
112,600	@	PDL BioPharma, Inc.	2,443,420
			20,939,392
		Building Materials: 4.1%
88,000		American Standard Cos., Inc.	4,665,760
64,300	@	Goodman Global, Inc.	1,132,966
161,500		Texas Industries, Inc.	12,198,095
			17,996,821
		Chemicals: 2.9%
334,800		Georgia Gulf Corp.	5,427,108
36,400		Huntsman Corp.	694,876
113,100	@@	Methanex Corp.	2,525,523
8,100	@@	Potash Corp. of Saskatchewan	1,295,433
53,700		Rohm & Haas Co.	2,777,364
			12,720,304
		Coal: 1.1%
240,100	@	Alpha Natural Resources, Inc.	3,752,763
34,000		Arch Coal, Inc.	1,043,460
			4,796,223
		Commercial Services: 2.3%
3,500	@	ExlService Holdings, Inc.	72,205
276,600	@	Exponent, Inc.	5,518,170
13,446	@	Integrated Electrical Services, Inc.	332,520
70,100	@	Resources Connection, Inc.	2,242,499
59,200	@, @@	WNS Holdings Ltd. ADR	1,725,088
			9,890,482
		Computers: 3.7%
57,700	@	Affiliated Computer Services, Inc.	3,397,376
140,029	@	Brocade Communications Systems, Inc.	1,333,076
3,900	@	Isilon Systems, Inc.	63,063
31,900	@, @@	Qimonda AG ADR	458,084
108,200	@	Riverbed Technolgoy, Inc.	2,990,648

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
41,500	@	Sandisk Corp.	$1,817,700
212,600	@@	Seagate Technology, Inc.	4,953,580
10,300	@	Stratasys, Inc.	440,016
289,000	@	WidePoint Corp.	523,090
			15,976,633
		Cosmetics/Personal Care: 0.2%
22,600	@	Bare Escentuals, Inc.	810,662
			810,662
		Distribution/Wholesale: 0.4%
32,000		Owens & Minor, Inc.	1,175,360
8,600	@	United Stationers, Inc.	515,312
			1,690,672
		Diversified Financial Services: 3.6%
152,200	@	AmeriCredit Corp.	3,479,292
113,600		Evercore Partners, Inc.	3,543,184
34,000	@	FCStone Group, Inc.	1,268,880
138,000		IndyMac Bancorp., Inc.	4,422,900
61,300		International Securities Exchange, Inc.	2,991,440
3,900	@	KBW, Inc.	135,564
			15,841,260
		Electric: 2.0%
68,000	@	AES Corp.	1,463,360
256,800		MDU Resources Group, Inc.	7,380,432
			8,843,792
		Electronics: 4.9%
78,300	@	Avnet, Inc.	2,829,762
113,700	@	Dolby Laboratories, Inc.	3,923,787
740,400	@, @@	Flextronics International Ltd.	8,099,976
83,000		Jabil Circuit, Inc.	1,777,030
9,100	@	L-1 Identity Solutions, Inc.	150,241
14,900	@	Measurement Specialties, Inc.	336,144
163,900		National Instruments Corp.	4,299,097
			21,416,037
		Engineering & Construction: 1.2%
59,800		Fluor Corp.	5,365,256
			5,365,256
		Entertainment: 1.8%
167,900	@	Scientific Games Corp.	5,512,157
352,500	@	Six Flags, Inc.	2,118,525
			7,630,682
		Environmental Control: 0.2%
98,000	@	Purecycle Corp.	785,960
			785,960
		Food: 0.5%
33,100		Campbell Soup Co.	1,289,245
64,000		Sara Lee Corp.	1,082,880
			2,372,125
		Healthcare — Products: 1.8%
200,600	@	American Medical Systems Holdings, Inc.	4,246,702
34,300	@	DexCom, Inc.	269,598
138,200	@	NuVasive, Inc.	3,282,250
18,200	@	Visicu, Inc.	141,960
			7,940,510
		Healthcare — Services: 1.6%
103,500	@	DaVita, Inc.	5,518,620
35,300	@	Matria Healthcare, Inc.	930,508
48,500		Option Care, Inc.	645,050
			7,094,178
		Household Products/Wares: 0.7%
77,200	@	Fossil, Inc.	2,043,484
31,300	@	Jarden Corp.	1,198,790
			3,242,274
		Insurance: 3.0%
36,800	@@	Allied World Assurance Holdings Ltd.	1,573,200
17,900		AMBAC Financial Group, Inc.	1,546,381
110,800	@	Employers Holdings, Inc.	2,218,216
23,900		MBIA, Inc.	1,565,211
20,500	@@	PartnerRe Ltd.	1,405,070
123,800	@@	Security Capital Assurance Ltd.	3,494,874
17,200	@@	XL Capital Ltd.	1,203,312
			13,006,264
		Internet: 0.4%
12,900	@	Blue Nile, Inc.	524,514
14,800	@	Cybersource Corp.	185,148
160,700	@	Sapient Corp.	1,102,402
			1,812,064
		Investment Companies: 0.2%
21,700		American Capital Strategies Ltd.	961,527
			961,527

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.2%
32,800	@	Claymont Steel Holdings, Inc.	$653,704
			653,704
		Lodging: 2.8%
161,100	@@	Orient-Express Hotels Ltd.	9,637,002
19,300		Starwood Hotels & Resorts Worldwide, Inc.	1,251,605
17,100		Station Casinos, Inc.	1,480,347
			12,368,954
		Machinery — Diversified: 1.5%
211,600		Tennant Co.	6,663,284
			6,663,284
		Media: 1.2%
134,000		Cablevision Systems Corp.	4,077,620
172,000	@, W	Radio One, Inc.	1,111,120
			5,188,740
		Mining: 0.8%
157,600	@	Apex Silver Mines Ltd.	2,034,616
796,200	@, @@	Western Goldfields, Inc.	1,584,438
			3,619,054
		Miscellaneous Manufacturing: 4.1%
149,900		Actuant Corp.	7,616,419
57,300		Aptargroup, Inc.	3,835,089
98,400		Cooper Industries Ltd.	4,427,016
36,200		Leggett & Platt, Inc.	820,654
12,200		Parker Hannifin Corp.	1,052,982
			17,752,160
		Oil & Gas: 4.6%
20,200	@	Bill Barrett Corp.	654,682
791,700	@	Delta Petroleum Corp.	18,177,429
9,400	@	Encore Acquisition Co.	227,386
10,700		EOG Resources, Inc.	763,338
			19,822,835
		Oil & Gas Services: 1.6%
28,400		BJ Services Co.	792,360
25,400	@, @@	Core Laboratories NV	2,129,282
90,100	@	Weatherford International Ltd.	4,063,510
			6,985,152
		Packaging & Containers: 1.0%
174,900		Packaging Corp. of America	4,267,560
			4,267,560
		Pharmaceuticals: 4.7%
51,600	@	Abraxis BioScience, Inc.	1,378,236
46,200		Allergan, Inc.	5,119,884
79,200	@	Amylin Pharmaceuticals, Inc.	2,958,912
57,400	@	Endo Pharmaceuticals Holdings, Inc.	1,687,560
33,700	@	Express Scripts, Inc.	2,720,264
61,100	@, @@	Herbalife Ltd.	2,394,509
73,000	@	ImClone Systems, Inc.	2,976,210
9,400	@	Rigel Pharmaceuticals, Inc.	102,084
18,700	@	Sepracor, Inc.	871,981
9,200	@	Zymogenetics, Inc.	143,152
			20,352,792
		Real Estate Investment Trusts: 4.8%
70,900		Douglas Emmett, Inc.	1,810,077
82,600		General Growth Properties, Inc.	5,333,482
210,500		Gramercy Capital Corp.	6,458,140
93,815		Host Hotels & Resorts, Inc.	2,468,273
36,100		LaSalle Hotel Properties	1,673,596
98,800		MFA Mortgage Investments, Inc.	760,760
18,400		SL Green Realty Corp.	2,524,112
			21,028,440
		Retail: 3.7%
36,987	@	Autonation, Inc.	785,604
3,300	@	California Pizza Kitchen, Inc.	108,537
32,500	@	Cheesecake Factory	866,125
19,800	@	Citi Trends, Inc.	846,252
194,400	@	Restoration Hardware, Inc.	1,275,264
275,850		Stage Stores, Inc.	6,430,064
158,600		Williams-Sonoma, Inc.	5,623,956
			15,935,802
		Savings & Loans: 1.4%
140,600	@	Franklin Bank Corp.	2,512,522
246,400		Hudson City Bancorp., Inc.	3,370,752
			5,883,274
		Semiconductors: 5.6%
162,500	@	Altera Corp.	3,248,375
159,700	@	AMIS Holdings, Inc.	1,748,715

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
486,300	@	Applied Micro Circuits Corp.	$1,774,995
190,900	@	Fairchild Semiconductor International, Inc.	3,191,848
45,100	@	International Rectifier Corp.	1,723,271
45,500		KLA-Tencor Corp.	2,426,060
207,000	@	ON Semiconductor Corp.	1,846,440
74,800	@	Silicon Laboratories, Inc.	2,238,016
66,600	@	Sirf Technology Holdings, Inc.	1,848,816
94,200	@	Teradyne, Inc.	1,558,068
111,900		Xilinx, Inc.	2,879,187
			24,483,791
		Software: 2.0%
501,700	@	Borland Software Corp.	2,643,959
51,500	@	Cerner Corp.	2,804,175
86,700	@	Compuware Corp.	822,783
23,400	@	Navteq Corp.	807,300
28,500		Paychex, Inc.	1,079,295
6,800	@	Quality Systems, Inc.	272,000
95,600	@	SCO Group, Inc.	82,216
			8,511,728
		Telecommunications: 5.8%
95,300	@	Acme Packet, Inc.	1,408,534
42,700	@	American Tower Corp.	1,663,165
8,400	@	Aruba Networks, Inc.	123,228
49,200	@	Atheros Communications, Inc.	1,177,356
368,900	@	EMS Technologies, Inc.	7,108,703
409,100	@	Harmonic, Inc.	4,017,362
110,112	@	JDS Uniphase Corp.	1,677,006
938,000	@	MDU Communications International, Inc.	844,200
296,600	@	Novatel Wireless, Inc.	4,757,464
125,300	@	Qwest Communications International, Inc.	1,126,447
73,900	@	Time Warner Telecom, Inc.	1,534,903
			25,438,368
		Transportation: 0.2%
47,300	@	USA Truck, Inc.	735,042
			735,042
		Total Common Stock
		(Cost $362,167,773)	432,262,197

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		U.S. Government Agency Obligations: 0.6%
$2,729,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$2,728,280

		Total Short-Term Investments
		(Cost $2,728,280)		2,728,280

		Total Investments in Securities
		(Cost $364,896,053)*	99.9%	$434,990,477
		Other Assets and Liabilities — Net	0.1	361,606
		Net Assets	100.0%	$435,352,083

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security

	*	Cost for federal income tax purposes is $ 364,830,435.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$85,610,070
		Gross Unrealized Depreciation		(15,450,028)
		Net Unrealized Appreciation		$70,160,042

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Advertising: 0.9%
73,200	@, L	Getty Images, Inc.	$3,559,716
16,000	L	Omnicom Group	1,638,080
			5,197,796
		Aerospace/Defense: 1.4%
8,100	@, L	Alliant Techsystems, Inc.	712,152
111,400		United Technologies Corp.	7,241,000
			7,953,152
		Agriculture: 1.4%
91,300		Altria Group, Inc.	8,017,053
			8,017,053
		Apparel: 0.6%
112,312	@, L	Hanesbrands, Inc.	3,300,850
			3,300,850
		Auto Manufacturers: 0.9%
361,100	@, L	Ford Motor Co.	2,849,079
65,100	L	General Motors Corp.	1,994,664
			4,843,743
		Auto Parts & Equipment: 0.4%
21,100	L	Johnson Controls, Inc.	1,996,482
			1,996,482
		Banks: 4.6%
23,600	L	Capital One Financial Corp.	1,780,856
33,800	L	Compass Bancshares, Inc.	2,325,440
71,100		Fifth Third Bancorp.	2,750,859
202,109		Wachovia Corp.	11,126,100
217,900		Wells Fargo & Co.	7,502,297
			25,485,552
		Beverages: 1.9%
19,800		Anheuser-Busch Cos., Inc.	999,108
53,400		Coca-Cola Co.	2,563,200
111,200		PepsiCo, Inc.	7,067,872
			10,630,180
		Biotechnology: 1.2%
14,300	@	Amgen, Inc.	799,084
47,600	@	Genentech, Inc.	3,908,912
176,200	@, L	Millennium Pharmaceuticals, Inc.	2,001,632
			6,709,628
		Building Materials: 0.7%
68,400		American Standard Cos., Inc.	3,626,568
5,500	@, L	Owens Corning, Inc.	175,230
			3,801,798
		Chemicals: 2.2%
52,900		Dow Chemical Co.	2,425,994
16,000	L	EI DuPont de Nemours & Co.	790,880
174,100	L	Huntsman Corp.	3,323,569
69,700	@@, L	Methanex Corp.	1,556,401
41,400	@@, L	Nova Chemicals Corp.	1,281,744
15,600	@@, L	Potash Corp. of Saskatchewan	2,494,908
12,500		Rohm & Haas Co.	646,500
			12,519,996
		Coal: 0.3%
62,400	L	Arch Coal, Inc.	1,915,056
			1,915,056
		Computers: 4.6%
53,000	@, L	Affiliated Computer Services, Inc.	3,120,640
196,100	@	Brocade Communications Systems, Inc.	1,866,872
149,700	@	Dell, Inc.	3,474,537
41,500		Hewlett-Packard Co.	1,665,810
60,700	@, @@, L	Qimonda AG ADR	871,652
153,800	@, L	Sandisk Corp.	6,736,440
177,500	@@, L	Seagate Technology, Inc.	4,135,750
652,200	@	Sun Microsystems, Inc.	3,919,722
			25,791,423
		Cosmetics/Personal Care: 0.6%
92,800		Avon Products, Inc.	3,457,728
			3,457,728
		Diversified Financial Services: 6.2%
58,300	@, L	AmeriCredit Corp.	1,332,738
78,000		Fannie Mae	4,257,240
53,300		Freddie Mac	3,170,817
7,400		Goldman Sachs Group, Inc.	1,529,062

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
25,100	L	IndyMac Bancorp., Inc.	$804,455
202,360		JP Morgan Chase & Co.	9,790,177
14,800		Lehman Brothers Holdings, Inc.	1,037,036
11,300		Merrill Lynch & Co., Inc.	922,871
288,900		SLM Corp.	11,816,010
			34,660,406
		Electric: 1.4%
104,500	@	AES Corp.	2,248,840
98,000	L	CMS Energy Corp.	1,744,400
38,600		Edison International	1,896,418
72,000	L	MDU Resources Group, Inc.	2,069,280
			7,958,938
		Electrical Components & Equipment: 0.2%
25,800		Emerson Electric Co.	1,111,722
			1,111,722
		Electronics: 0.9%
197,400	@, @@	Flextronics International Ltd.	2,159,556
121,400		Jabil Circuit, Inc.	2,599,174
			4,758,730
		Engineering & Construction: 1.7%
103,700	L	Fluor Corp.	9,303,964
			9,303,964
		Food: 2.7%
31,500		Campbell Soup Co.	1,226,925
92,300	L	Kraft Foods, Inc.	2,922,218
340,600	L	Sara Lee Corp.	5,762,952
73,400		Sysco Corp.	2,483,122
86,800	@@, L	Unilever NV ADR	2,536,296
			14,931,513
		Forest Products & Paper: 0.2%
25,600		International Paper Co.	931,840
			931,840
		Gas: 0.1%
32,500		NiSource, Inc.	794,300
			794,300
		Healthcare — Products: 1.7%
117,100		Baxter International, Inc.	6,167,657
64,500		Medtronic, Inc.	3,164,370
			9,332,027
		Healthcare — Services: 1.5%
56,500	@, L	DaVita, Inc.	3,012,580
70,900		UnitedHealth Group, Inc.	3,755,573
20,700	@	WellPoint, Inc.	1,678,770
			8,446,923
		Home Builders: 0.1%
14,100	L	Lennar Corp.	595,161
			595,161
		Household Products/Wares: 0.2%
30,100	@	Jarden Corp.	1,152,830
			1,152,830
		Insurance: 3.9%
28,600	L	Aflac, Inc.	1,345,916
12,000		AMBAC Financial Group, Inc.	1,036,680
79,500		American International Group, Inc.	5,343,990
30	@	Berkshire Hathaway, Inc.	3,269,700
158,600		Marsh & McLennan Cos., Inc.	4,645,394
16,800	L	MBIA, Inc.	1,100,232
50,800	L	Progressive Corp.	1,108,456
25,800	@@	RenaissanceRe Holdings Ltd.	1,293,612
34,800	@@, L	XL Capital Ltd.	2,434,608
			21,578,588
		Internet: 3.9%
33,700	@, L	aQuantive, Inc.	940,567
163,800	@	eBay, Inc.	5,429,970
23,536	@	Google, Inc.	10,783,254
146,900	@, L	Yahoo!, Inc.	4,596,501
			21,750,292
		Leisure Time: 0.2%
19,100	L	Carnival Corp.	895,026
			895,026
		Lodging: 1.0%
46,500	@, L	Las Vegas Sands Corp.	4,027,365
23,700		Starwood Hotels & Resorts Worldwide, Inc.	1,536,945
			5,564,310
		Media: 2.7%
26,282	L	Cablevision Systems Corp.	799,761
77,500		CBS Corp. — Class B	2,370,725
79,500	@, L	Comcast Corp.	2,063,025

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
32,400	@, L	Time Warner Cable, Inc.	$1,214,028
73,050	L	Time Warner, Inc.	1,440,546
33,400	@, L	Viacom — Class B	1,373,074
165,700		Walt Disney Co.	5,705,051
			14,966,210
		Mining: 1.3%
94,600	L	Alcoa, Inc.	3,206,940
83,900	@@	Barrick Gold Corp.	2,395,345
42,700		Newmont Mining Corp.	1,792,973
			7,395,258
		Miscellaneous Manufacturing: 5.3%
31,000		Cooper Industries Ltd.	1,394,690
55,300		Danaher Corp.	3,951,185
394,700		General Electric Co.	13,956,592
105,200		Illinois Tool Works, Inc.	5,428,320
80,200	L	Leggett & Platt, Inc.	1,818,134
12,000		Parker Hannifin Corp.	1,035,720
17,500	@@	Siemens AG ADR	1,876,000
			29,460,641
		Oil & Gas: 3.4%
25,500	L	Anadarko Petroleum Corp.	1,095,990
40,832		Chevron Corp.	3,019,935
17,700		EOG Resources, Inc.	1,262,718
53,400		ExxonMobil Corp.	4,029,030
121,600	@@	Royal Dutch Shell PLC ADR — Class A	8,062,080
26,053	@@, L	Royal Dutch Shell PLC ADR — Class B	1,735,390
			19,205,143
		Oil & Gas Services: 4.4%
73,000	L	Baker Hughes, Inc.	4,827,490
98,500	L	BJ Services Co.	2,748,150
66,400	L	Halliburton Co.	2,107,536
145,600	L	Schlumberger Ltd.	10,060,960
103,600	@, L	Weatherford International Ltd.	4,672,360
			24,416,496
		Pharmaceuticals: 7.6%
60,900	L	Allergan, Inc.	6,748,938
173,900	@@	AstraZeneca PLC ADR	9,329,735
39,400	@	Endo Pharmaceuticals Holdings, Inc.	1,158,360
244,000	@, L	Forest Laboratories, Inc.	12,551,360
101,000	@, L	ImClone Systems, Inc.	4,117,770
47,300		Pfizer, Inc.	1,194,798
54,000	@@, L	Sanofi-Aventis ADR	2,349,540
37,100	@, L	Sepracor, Inc.	1,729,973
83,500	@@, L	Teva Pharmaceutical Industries Ltd. ADR	3,125,405
			42,305,879
		Pipelines: 0.2%
11,057		Kinder Morgan, Inc.	1,177,018
			1,177,018
		Real Estate Investment Trusts: 0.4%
31,600		Douglas Emmett, Inc.	806,748
18,100	L	General Growth Properties, Inc.	1,168,717
17,386		Host Hotels & Resorts, Inc.	457,426
			2,432,891
		Retail: 5.7%
50,800	L	Best Buy Co., Inc.	2,474,976
33,300	@, L	Cheesecake Factory	887,445
70,800		Home Depot, Inc.	2,601,192
408,400		Lowe’s Cos., Inc.	12,860,516
36,500		McDonald’s Corp.	1,644,325
172,900		Target Corp.	10,246,054
37,600	@, L	Urban Outfitters, Inc.	996,776
			31,711,284
		Savings & Loans: 2.4%
283,500	L	Hudson City Bancorp., Inc.	3,878,280
236,600	L	Washington Mutual, Inc.	9,553,908
			13,432,188
		Semiconductors: 6.9%
263,700	@, L	Altera Corp.	5,271,363
413,400	L	Applied Materials, Inc.	7,573,488
107,500	@, L	Fairchild Semiconductor International, Inc.	1,797,400
334,400		Intel Corp.	6,397,072
151,100	L	KLA-Tencor Corp.	8,056,652
25,000	@, L	Lam Research Corp.	1,183,500
61,200	L	Linear Technology Corp.	1,933,308
30,500	@	Silicon Laboratories, Inc.	912,560
201,000	L	Xilinx, Inc.	5,171,730
			38,297,073

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software: 4.2%
18,700	@, L	Cerner Corp.	$1,018,215
164,500	@	Compuware Corp.	1,561,105
594,600		Microsoft Corp.	16,571,502
24,200	L	Paychex, Inc.	916,454
81,000	@@, L	SAP AG ADR	3,616,650
			23,683,926
		Telecommunications: 5.2%
32,400	@, L	American Tower Corp.	1,261,980
81,700		AT&T, Inc.	3,221,431
510,600	@	Cisco Systems, Inc.	13,035,617
123,300	@	Corning, Inc.	2,803,842
113,800		Qualcomm, Inc.	4,854,708
145,100	@, L	Qwest Communications International, Inc.	1,304,449
64,900		Verizon Communications, Inc.	2,461,008
			28,943,035
		Transportation: 1.6%
9,400		FedEx Corp.	1,009,842
115,500	L	United Parcel Service, Inc.	8,096,550
			9,106,392
		Total Common Stock
		(Cost $465,212,775)	551,920,441

Principal Amount				Value
CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.3%
$1,415,000	C	Ford Motor Co., 4.250%, due 12/15/36		$1,567,113

		Total Convertible Bonds
		(Cost $1,423,748)		1,567,113

		Total Long-Term Investments
		(Cost $466,636,523)		553,487,554
SHORT-TERM INVESTMENTS: 28.8%
		U.S. Government Agency Obligations: 0.8%
4,265,000		Federal Home Loan Bank, 4.750%, due 04/02/07		4,263,874

		Total U.S. Government Agency Obligations
		(Cost $4,263,874)		4,263,874

		Securities Lending Collateralcc: 28.0%
156,639,105		The Bank of New York Institutional Cash Reserves Fund		156,639,105

		Total Securities Lending Collateral
		(Cost $156,639,105)		156,639,105

		Total Short-Term Investments
		(Cost $160,902,979)		160,902,979

		Total Investments in Securities
		(Cost $627,539,502)*	128.0%	$714,390,533
		Other Assets and Liabilities — Net	(28.0)	(156,064,268)
		Net Assets	100.0%	$558,326,265

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

	*	Cost for federal income tax purposes is $ 628,146,508 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$96,969,693
		Gross Unrealized Depreciation		(10,725,668)
		Net Unrealized Appreciation		$86,244,025

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Aerospace/Defense: 1.1%
6,900		Curtiss-Wright Corp.	$265,926
15,500		Kaman Corp.	361,305
6,200	@	Moog, Inc.	258,230
3,900	@	Sequa Corp.	467,103
			1,352,564
		Agriculture: 0.6%
12,100		Universal Corp.	742,335
			742,335
		Airlines: 1.2%
56,500	@	ExpressJet Holdings, Inc.	329,960
21,200	@	Republic Airways Holdings, Inc.	486,752
22,200		Skywest, Inc.	595,626
			1,412,338
		Apparel: 0.6%
26,600		Kellwood Co.	780,178
			780,178
		Auto Parts & Equipment: 3.2%
23,000		American Axle & Manufacturing Holdings, Inc.	629,050
35,500		ArvinMeritor, Inc.	647,875
21,600	@	Commercial Vehicle Group, Inc.	444,960
44,900		Cooper Tire & Rubber Co.	821,221
11,500	@	Lear Corp.	419,865
23,400		Modine Manufacturing Co.	535,860
16,700		Superior Industries International	347,861
			3,846,692
		Banks: 5.0%
2,800	I	Alabama National Bancorp.	198,268
8,000		Cathay General Bancorp.	271,840
5,100		Central Pacific Financial Corp.	186,507
7,900		Chittenden Corp.	238,501
44,900		Citizens Banking Corp.	994,984
7,000		Community Banks, Inc.	167,090
13,400		First Community Bancorp., Inc.	757,636
4,500		First Midwest Bancorp., Inc.	165,375
13,300		FirstMerit Corp.	280,763
8,400		Greater Bay Bancorp.	225,876
11,300		Old National Bancorp.	205,434
4,000		Omega Financial Corp.	114,040
21,900	@@	Oriental Financial Group	257,982
5,500		Provident Bankshares Corp.	180,730
7,000		Sterling Financial Corp.	218,330
38,200		Susquehanna Bancshares, Inc.	885,858
8,200		Trustmark Corp.	229,928
5,300		UMB Financial Corp.	200,128
9,300		Umpqua Holdings Corp.	248,961
			6,028,231
		Biotechnology: 0.3%
13,100	@	Applera Corp. — Celera Genomics Group	186,020
3,100	@	Bio-Rad Laboratories, Inc.	216,504
			402,524
		Building Materials: 0.8%
21,500		Gibraltar Industries, Inc.	486,330
9,600		Universal Forest Products, Inc.	475,680
			962,010
		Chemicals: 1.5%
9,200		CF Industries Holdings, Inc.	354,660
9,900		HB Fuller Co.	269,973
3,300		Minerals Technologies, Inc.	205,128
11,000		Olin Corp.	186,340
4,900	@	OM Group, Inc.	218,932
23,200		Sensient Technologies Corp.	598,096
			1,833,129
		Commercial Services: 2.5%
4,200	@	Dollar Thrifty Automotive Group	214,368
20,900		Kelly Services, Inc.	672,980
20,100	@	Pharmanet Development Group	522,600
33,500	@	PHH Corp.	1,023,760
11,800	@	Rent-A-Center, Inc.	330,164
4,100		Watson Wyatt Worldwide, Inc.	199,465
			2,963,337

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers: 2.0%
15,500	@	BISYS Group, Inc.	$177,630
30,000	@	Ciber, Inc.	236,100
9,800	@	Electronics for Imaging	229,810
5,700		Imation Corp.	230,166
52,400	@	Palm, Inc.	950,012
14,500	@	Perot Systems Corp.	259,115
76,900	@	Silicon Storage Technology, Inc.	379,117
			2,461,950
		Distribution/Wholesale: 0.5%
6,800		Owens & Minor, Inc.	249,764
5,300	@	United Stationers, Inc.	317,576
			567,340
		Diversified Financial Services: 2.0%
20,500		CharterMac	396,675
24,300		Friedman Billings Ramsey Group, Inc.	134,136
10,400	@	Knight Capital Group, Inc.	164,736
52,000	@	Ocwen Financial Corp.	669,240
16,400	@	Piper Jaffray Cos.	1,015,816
			2,380,603
		Electric: 5.7%
4,200		Allete, Inc.	195,804
159,000	@	Aquila, Inc.	664,620
26,800		Avista Corp.	649,364
12,800		Black Hills Corp.	470,656
7,800		CH Energy Group, Inc.	379,782
27,300		Cleco Corp.	705,159
14,800		Duquesne Light Holdings, Inc.	292,892
8,100	@	El Paso Electric Co.	213,435
18,100		Empire District Electric Co.	448,880
18,700		Idacorp, Inc.	632,808
5,900		NorthWestern Corp.	209,037
27,300		PNM Resources, Inc.	881,790
5,900		Unisource Energy Corp.	221,545
31,800		Westar Energy, Inc.	875,136
			6,840,908
		Electrical Components & Equipment: 0.3%
7,200		Belden Cdt, Inc.	385,848
			385,848
		Electronics: 1.3%
10,200	@	Benchmark Electronics, Inc.	210,732
10,000	@	Coherent, Inc.	317,400
75,300	@	Kemet Corp.	576,045
32,700		Methode Electronics, Inc.	482,979
			1,587,156
		Engineering & Construction: 0.4%
2,700	@	EMCOR Group, Inc.	159,246
4,900	@	Washington Group International, Inc.	325,458
			484,704
		Food: 3.0%
13,300	@	Hain Celestial Group, Inc.	399,931
16,300		Imperial Sugar Co.	546,539
9,600		Nash Finch Co.	330,816
13,000	@	Performance Food Group Co.	401,310
6,800		Pilgrim’s Pride Corp.	225,692
4,000	@	Ralcorp Holdings, Inc.	257,200
20,600		Ruddick Corp.	619,648
17,500	@	TreeHouse Foods, Inc.	533,225
5,400		Weis Markets, Inc.	241,380
			3,555,741
		Forest Products & Paper: 0.9%
9,500		Bowater, Inc.	226,290
46,200	@	Mercer International, Inc.	552,552
13,500		Schweitzer-Mauduit International, Inc.	335,475
			1,114,317
		Gas: 2.1%
12,300		Laclede Group, Inc.	382,284
4,700		New Jersey Resources Corp.	235,235
7,500		Nicor, Inc.	363,150
4,600		Northwest Natural Gas Co.	210,082
12,900		Piedmont Natural Gas Co.	340,302
6,700		Southwest Gas Corp.	260,429
22,400		WGL Holdings, Inc.	716,352
			2,507,834
		Healthcare — Products: 0.7%
16,600	@	Conmed Corp.	485,218
11,400		Steris Corp.	302,784
			788,002

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 1.8%
5,300	@	AMERIGROUP Corp.	$161,120
6,400	@	Apria Healthcare Group, Inc.	206,400
3,300	@	Genesis HealthCare Corp.	208,263
31,200	@	Kindred Healthcare, Inc.	1,022,736
5,300	@	Magellan Health Services, Inc.	222,600
20,800	@	Res-Care, Inc.	364,000
			2,185,119
		Home Builders: 0.5%
6,100	@	Hovnanian Enterprises, Inc.	153,476
8,200		M/I Homes, Inc.	217,710
16,900		Monaco Coach Corp.	269,217
			640,403
		Household Products/Wares: 1.2%
45,800		American Greetings Corp.	1,063,018
35,200	@	Prestige Brands Holdings, Inc.	417,120
			1,480,138
		Insurance: 9.3%
23,800		American Equity Investment Life Holding Co.	312,494
7,650	@	American Physicians Capital, Inc.	306,612
16,200	@	Argonaut Group, Inc.	524,232
2,400		Baldwin & Lyons, Inc.	61,080
21,100		Commerce Group, Inc.	633,844
6,950		Delphi Financial Group	279,599
9,000		EMC Insurance Group, Inc.	232,200
6,600		FBL Financial Group, Inc.	258,258
11,000	@	Fpic Insurance Group, Inc.	491,370
9,400		Harleysville Group, Inc.	305,406
25,100		Horace Mann Educators Corp.	515,805
11,000		Infinity Property & Casualty Corp.	515,460
12,900		Landamerica Financial Group, Inc.	953,439
22,500	@	Meadowbrook Insurance Group, Inc.	247,275
4,800		Midland Co.	203,616
400		National Western Life Insurance Co.	97,920
7,300	@	Navigators Group, Inc.	366,241
4,300		NYMAGIC, Inc.	175,655
22,800		Ohio Casualty Corp.	682,860
43,100		Phoenix Cos., Inc.	598,228
10,900		Presidential Life Corp.	214,948
12,900	@	ProAssurance Corp.	659,835
3,800		RLI Corp.	208,734
7,000		Safety Insurance Group, Inc.	280,840
14,700	@	SeaBright Insurance Holdings, Inc.	270,480
22,800		Selective Insurance Group	580,488
6,000		State Auto Financial Corp.	192,780
16,200		Stewart Information Services Corp.	676,998
6,200		Zenith National Insurance Corp.	293,074
			11,139,771
		Internet: 1.6%
7,600	@	Avocent Corp.	204,972
405,000	@	CMGI, Inc.	858,600
23,500	@	Infospace, Inc.	603,245
31,000	@	TIBCO Software, Inc.	264,120
			1,930,937
		Investment Companies: 1.6%
42,300		Apollo Investment Corp.	905,220
36,000		Ares Capital Corp.	654,120
9,700		MCG Capital Corp.	181,972
11,221		Medallion Financial Corp.	128,368
			1,869,680
		Iron/Steel: 2.0%
6,200		Chaparral Steel Co.	360,654
3,400		Cleveland-Cliffs, Inc.	217,634
15,200		Olympic Steel, Inc.	471,048
16,400		Ryerson, Inc.	649,768
17,800		Schnitzer Steel Industries, Inc.	715,026
			2,414,130
		Leisure Time: 0.7%
12,800		Callaway Golf Co.	201,728
56,400	@	K2, Inc.	681,876
			883,604
		Lodging: 0.2%
4,000	@, W	Gaylord Entertainment Co.	211,480
			211,480
		Machinery — Diversified: 0.6%
8,600		Briggs & Stratton Corp.	265,310
3,100		Nacco Industries, Inc.	425,971
			691,281

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media: 2.0%
15,300		Belo Corp.	$285,651
59,600		Citadel Broadcasting Corp.	566,796
40,300	@	Cox Radio, Inc.	550,095
7,700		Lee Enterprises, Inc.	231,385
82,400	@, W	Radio One, Inc.	532,304
6,300	@	Scholastic Corp.	195,930
			2,362,161
		Metal Fabricate/Hardware: 0.4%
5,200		Quanex Corp.	220,220
12,100		Worthington Industries	249,018
			469,238
		Mining: 1.0%
76,500	@	USEC, Inc.	1,243,125
			1,243,125
		Miscellaneous Manufacturing: 0.6%
5,900		Aptargroup, Inc.	394,887
8,700		Lancaster Colony Corp.	384,453
			779,340
		Office/Business Equipment: 0.9%
76,800		IKON Office Solutions, Inc.	1,103,616
			1,103,616
		Oil & Gas: 2.8%
9,000	@	Encore Acquisition Co.	217,710
1,700	@	Giant Industries, Inc.	128,605
39,500	@	Harvest Natural Resources, Inc.	384,730
4,900	@	Houston Exploration Co.	264,355
28,500	@, I	PetroHawk Energy Corp.	375,345
29,500	@	Rosetta Resources, Inc.	605,930
16,000	@	Swift Energy Co.	668,320
16,900	@	Whiting Petroleum Corp.	666,029
			3,311,024
		Oil & Gas Services: 2.4%
17,000	@	Hanover Compressor Co.	378,250
17,800	@	Hornbeck Offshore Services, Inc.	509,970
4,900	@	Lone Star Technologies	323,547
15,600	@	Oil States International, Inc.	500,604
15,200	@	Trico Marine Services, Inc.	566,352
16,800	@	Union Drilling, Inc.	238,560
5,100	@	Universal Compression Holdings, Inc.	345,168
			2,862,451
		Packaging & Containers: 0.1%
1,500		Greif, Inc.	166,665
			166,665
		Pharmaceuticals: 0.5%
8,300	@	NBTY, Inc.	440,232
12,200		Perrigo Co.	215,452
			655,684
		Real Estate: 0.2%
3,500	@	Avatar Holdings, Inc.	250,040
			250,040
		Real Estate Investment Trusts: 11.4%
2,600		Alexandria Real Estate Equities, Inc.	260,962
42,700		American Home Mortgage Investment Corp.	1,152,473
61,700		Anthracite Capital, Inc.	740,400
65,500		Ashford Hospitality Trust, Inc.	782,070
10,800		BioMed Realty Trust, Inc.	284,040
52,800		Deerfield Triarc Capital Corp.	791,472
11,900		DiamondRock Hospitality Co.	226,100
3,300		Entertainment Properties Trust	198,825
9,500		Extra Space Storage, Inc.	179,930
8,300		FelCor Lodging Trust, Inc.	215,551
7,400		First Industrial Realty Trust, Inc.	335,220
9,800		Franklin Street Properties Corp.	187,964
4,300		Healthcare Realty Trust, Inc.	160,390
39,000		Hersha Hospitality Trust	459,420
5,300		Highwoods Properties, Inc.	209,297
14,300		KKR Financial Corp.	392,249
6,600		LaSalle Hotel Properties	305,976
11,500		Lexington Corporate Properties Trust	242,995
71,300		Luminent Mortgage Capital, Inc.	637,422
9,600		National Retail Properties, Inc.	232,224
9,300		Nationwide Health Properties, Inc.	290,718
40,200		Newcastle Investment Corp.	1,114,746
6,500		Pennsylvania Real Estate Investment Trust	288,145
3,900		Post Properties, Inc.	178,347
40,700		RAIT Investment Trust	1,137,158
16,600		Realty Income Corp.	468,120
3,200		Redwood Trust, Inc.	166,976

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
11,400		Senior Housing Properties Trust	$272,460
65,400		Spirit Finance Corp.	974,460
12,200		Strategic Hotel Capital, Inc.	279,014
9,300		Sunstone Hotel Investors, Inc.	253,518
18,000	@	Winston Hotels, Inc.	270,540
			13,689,182
		Retail: 5.3%
21,700		Asbury Automotive Group, Inc.	613,025
13,200	@	Big Lots, Inc.	412,896
6,000		Bob Evans Farms, Inc.	221,700
10,100		Borders Group, Inc.	206,242
7,700		Casey’s General Stores, Inc.	192,577
57,900	@	Charming Shoppes, Inc.	749,805
23,900		Group 1 Automotive, Inc.	950,503
47,200	@	Insight Enterprises, Inc.	848,656
3,500	@	Jack in the Box, Inc.	241,955
7,300		Longs Drug Stores Corp.	376,972
32,700	@	O’Charleys, Inc.	630,783
5,300	@	Payless Shoesource, Inc.	175,960
7,600		Regis Corp.	306,812
14,900	@	West Marine, Inc.	271,329
8,000	@	Zale Corp.	211,040
			6,410,255
		Savings & Loans: 4.2%
27,100		Bankunited Financial Corp.	574,791
12,200		Downey Financial Corp.	787,388
47,800		First Niagara Financial Group, Inc.	664,898
6,300		First Place Financial Corp.	135,135
12,200	@	FirstFed Financial Corp.	693,326
36,200		Flagstar Bancorp., Inc.	432,590
32,700	@	Franklin Bank Corp.	584,349
18,400		MAF Bancorp., Inc.	760,656
23,800		Partners Trust Financial Group, Inc.	272,034
10,700		Provident Financial Services, Inc.	186,715
			5,091,882
		Semiconductors: 3.2%
63,500	@	Brooks Automation, Inc.	1,089,025
99,100	@	Entegris, Inc.	1,060,370
36,700	@	MKS Instruments, Inc.	936,584
46,200	@	Photronics, Inc.	718,410
			3,804,389
		Software: 0.9%
6,400	@	Avid Technology, Inc.	223,232
14,400	@	Sybase, Inc.	364,032
20,700	@	SYNNEX Corp.	439,668
			1,026,932
		Telecommunications: 4.1%
64,500	@	3Com Corp.	252,195
82,200	@	Andrew Corp.	870,498
13,600		Black Box Corp.	496,944
40,800	@	Cincinnati Bell, Inc.	191,760
16,900		CT Communications, Inc.	407,290
47,500		IDT Corp.	539,125
40,900	@	Premier Global Services, Inc.	458,898
32,800	@	SafeNet, Inc.	928,240
17,000		USA Mobility, Inc.	338,810
58,400	@	Utstarcom, Inc.	484,136
			4,967,896
		Transportation: 1.2%
4,300		Arkansas Best Corp.	152,865
16,400	@	Bristow Group, Inc.	597,780
11,800	@	Gulfmark Offshore, Inc.	515,070
9,500	@	Saia, Inc.	225,625
			1,491,340
		Total Common Stock
		(Cost $110,959,688)	116,129,504

EXCHANGE-TRADED FUNDS: 3.2%
		Exchange-Traded Funds: 3.2%
48,000		iShares Russell 2000 Value Index Fund	3,887,040
		Total Exchange-Traded Funds
		(Cost $3,836,596)	3,887,040
		Total Long-Term Investments
		(Cost $114,796,284)	120,016,544

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
$ 668,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $668,295 to be received upon repurchase (Collateralized by $670,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $685,919, due 11/06/13)		$668,000
		Total Short-Term Investments
		(Cost $668,000)		668,000
		Total Investments in Securities
		(Cost $115,464,284)*	100.2%	$120,684,544
		Other Assets and Liabilities — Net	(0.2)	(225,709)
		Net Assets	100.0%	$120,458,835

	@	Non-income producing security
	@@	Foreign Issuer
	W	When-issued or delayed delivery security
	I	Illiquid security
	*	Cost for federal income tax purposes is $115,736,597 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,315,222
		Gross Unrealized Depreciation		(3,367,275)
		Net Unrealized Appreciation		$4,947,947

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
EXCHANGE-TRADED FUNDS: 5.8%
		Exchange-Traded Funds: 5.8%
50,000		SPDR Trust Series 1	$7,100,000
		Total Exchange-Traded Funds
		(Cost $6,301,250)	7,100,000
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.3%
15,625	P	Merrill Lynch & Co., Inc.	392,344
		Total Preferred Stock
		(Cost $390,625)	392,344

Principal Amount			Value
CORPORATE BONDS/NOTES: 31.3%
		Banks: 4.4%
$ 2,800,000	@@, #	Glitnir Banki HF, 5.830%, due 01/18/12	$2,821,683
2,500,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,532,025
			5,353,708
		Diversified Financial Services: 8.4%
3,000,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	2,910,072
2,265,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	2,237,385
2,000,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	2,006,898
3,000,000	#, C	ZFS Finance USA Trust I, 6.505%, due 12/15/65	3,057,450
			10,211,805
		Electric: 2.4%
3,000,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	2,957,958
			2,957,958
		Environmental Control: 2.0%
2,500,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,453,143
			2,453,143
		Gas: 2.1%
2,500,000		Southern Union Co., 6.150%, due 08/16/08	2,519,508
			2,519,508
		Insurance: 1.6%
2,000,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,970,258
			1,970,258
		Media: 4.6%
2,500,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	2,634,820
3,000,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	2,953,926
			5,588,746
		Real Estate: 1.6%
2,000,000	C	Duke Realty LP, 5.625%, due 08/15/11	2,025,134
			2,025,134
		Telecommunications: 2.0%
2,500,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,416,893
			2,416,893
		Transportation: 2.2%
2,500,000	C	Union Pacific Corp., 7.375%, due 09/15/09	2,640,505
			2,640,505
		Total Corporate Bonds/Notes
		(Cost $37,823,346)	38,137,658
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
		Federal National Mortgage Association: 3.5%
18,007,613	^	5.500%, due 01/01/36	4,249,271

		Total U.S. Government Agency Obligations
		(Cost $5,000,311)	4,249,271
U.S. TREASURY OBLIGATIONS: 4.5%
		U.S. Treasury Bonds: 3.6%
4,400,000		4.625%, due 02/15/17	4,392,441
			4,392,441
		U.S. Treasury Notes: 0.9%
1,048,000		4.625%, due 02/29/12	1,052,217
			1,052,217
		Total U.S. Treasury Obligations
		(Cost $5,467,444)	5,444,658

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
ASSET-BACKED SECURITIES: 10.3%
		Automobile Asset-Backed Securities: 1.7%
$1,295,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09		$1,288,780
820,671	C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12		811,383
				2,100,163
		Home Equity Asset-Backed Securities: 4.2%
5,000,000	C	GSAA Trust, 6.040%, due 07/25/36		5,045,315
				5,045,315
		Other Asset-Backed Securities: 4.4%
5,390,349	C	Bear Stearns Asset-Backed Securities, Inc., 5.700%, due 06/25/36		5,402,984
				5,402,984
		Total Asset-Backed Securities
		(Cost $12,487,582)		12,548,462
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.5%
5,401,016	C	Bank of America Alternative Loan Trust, 5.820%, due 05/25/35		5,413,228
3,276,987	C	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36		3,283,248
4,760,434	C	Credit Suisse Mortgage Capital Certificates, 6.000%, due 08/25/36		4,767,093
723,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37		723,680
573,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30		573,493
286,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31		286,054
4,000,000		Residential Capital Corp., 5.840%, due 06/09/08		3,961,040
518,766	C	Residential Funding Mortgage Security I, 5.720%, due 04/25/18		520,301
5,537,881	C	Residential Funding Mortgage Security I, 6.000%, due 06/25/36		5,550,646
3,366,770	C	Washington Mutual Mortgage Pass-Through Certificates, 5.823%, due 10/25/36		3,383,964
3,487,288	C	Washington Mutual Mortgage Pass-Through Certificates, 5.858%, due 05/25/46		3,493,149
4,355,692	C	Washington Mutual Mortgage Pass-Through Certificates, 5.930%, due 07/25/36		4,357,669
5,000,000	C	Washington Mutual Mortgage Pass-Through Certificates, 6.081%, due 09/25/36		5,031,061
2,000,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35		1,965,907
		Total Collateralized Mortgage Obligations
		(Cost $43,233,732)		43,310,533
MUNICIPAL BONDS: 2.4%
		Louisiana: 2.4%
2,800,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12		2,871,764
		Total Municipal Bonds
		(Cost $2,821,442)		2,871,764
		Total Long-Term Investments
		(Cost $113,525,732)		114,054,690
SHORT-TERM INVESTMENTS: 6.0%
		Mutual Fund: 1.6%
2,000,000	**	ING Institutional Prime Money Market Fund		2,000,000
		Total Mutual Fund
		(Cost $2,000,000)		2,000,000
		U.S. Treasury Bills: 4.2%
5,100,000		4.910%, due 04/26/07		5,081,990
		Total U.S. Treasury Bills
		(Cost $5,081,990)		5,081,990
		Repurchase Agreement: 0.2%
174,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $174,077 to be received upon repurchase (Collateralized by $175,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $179,158, due 11/06/13)		174,000
		Total Repurchase Agreement
		(Cost $174,000)		174,000
		Total Short-Term Investments
		(Cost $7,255,990)		7,255,990
		Total Investments in Securities
		(Cost $120,781,722)*	99.6%	$121,310,680
		Other Assets and Liabilities — Net	0.4	516,857
		Net Assets	100.0%	$121,827,537

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of March 31, 2007 (Unaudited) (continued)

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 1,344,040
	Gross Unrealized Depreciation	(815,082)
	Net Unrealized Appreciation	$ 528,958

ING Equities Plus Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts

90-Day Eurodollar	106	25,104,775	06/18/07	$19,338
S&P 500	100	35,780,000	06/14/07	347,225
S&P 500 E-Mini	1,103	78,930,680	06/15/07	763,679
U.S. Treasury 5-Year Note	30	3,173,906	06/29/07	(4,339)
U.S. Treasury 10-Year Note	20	2,162,500	06/20/07	8,358
U.S. Treasury Long Bond	89	9,901,250	06/20/07	(83,575)
				$1,050,686
Short Contracts

90-Day Eurodollar	106	(25,208,125)	12/17/07	$(48,222)
U.S. Treasury 2-Year Note	144	(29,504,249)	06/29/07	(28,216)
				$(76,438)

ING Equities Plus Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.110% Counterparty: UBS AG	09/25/08	USD	3,500,000	$186
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.235% Counterparty: UBS AG	08/24/09	USD	5,500,000	(32,291)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.246% Counterparty: UBS AG	08/30/09	USD	5,500,000	(34,018)
				$(66,123)

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Biotechnology: 21.0%
33,997	@	Advanced Magnetics, Inc.	$2,048,999
9,069	@	Alexion Pharmaceuticals, Inc.	392,144
81,080	@	Amgen, Inc.	4,530,750
72,251	@	Applera Corp. — Celera Genomics Group	1,025,964
49,834	@	Arena Pharmaceuticals, Inc.	541,197
109,775	@	Arqule, Inc.	818,922
62,778	@	BioCryst Pharmaceuticals, Inc.	525,452
87,431	@	Biogen Idec, Inc.	3,880,188
20,436	@	Bio-Rad Laboratories, Inc.	1,427,250
47,235	@	Celgene Corp.	2,477,948
42,079	@	Cytokinetics, Inc.	292,870
6,921	@	Enzo Biochem, Inc.	104,369
48,267	@	Genentech, Inc.	3,963,686
65,000	@, @@	Genmab A/S	3,969,524
51,976	@	Genzyme Corp.	3,119,600
58,855	@	Geron Corp.	411,985
119,818	@	Human Genome Sciences, Inc.	1,272,467
169,721	@	Incyte Corp.	1,118,461
64,663	@	Martek Biosciences Corp.	1,333,351
34,872	@	Maxygen, Inc.	388,823
75,958	@	Medimmune, Inc.	2,764,112
58,859	@	Nektar Therapeutics	768,699
99,875	@	Orchid Cellmark, Inc.	624,219
293,905	@	Panacos Pharmaceuticals, Inc.	1,360,780
42,994	@	PDL BioPharma, Inc.	932,970
93,363	@	Regeneron Pharmaceuticals, Inc.	2,018,508
42,797	@	Tercica, Inc.	250,790
14,564	@	Vertex Pharmaceuticals, Inc.	408,375
			42,772,403
		Chemicals: 5.0%
136,486	@@	Bayer AG	8,729,608
4,789		Sigma-Aldrich Corp.	198,839
7,000	@@	Syngenta AG	1,334,048
			10,262,495
		Commercial Services: 1.5%
52,000		McKesson Corp.	3,044,080
			3,044,080
		Electronics: 2.5%
55,500		Applera Corp. — Applied Biosystems Group	1,641,135
72,917	@	Thermo Electron Corp.	3,408,870
			5,050,005
		Healthcare — Products: 12.1%
74,417	@	Abiomed, Inc.	1,016,536
25,118		Baxter International, Inc.	1,322,965
58,972		Biomet, Inc.	2,505,720
80,015	@	Cepheid, Inc.	950,578
62,593	@	Gen-Probe, Inc.	2,946,878
8,885	@	Kyphon, Inc.	401,069
41,938		Medtronic, Inc.	2,057,478
31,414	@	NMT Medical, Inc.	427,230
174,274	@@	Smith & Nephew PLC	2,217,816
175,243	@, @@	Sorin S.p.A.	386,754
82,205	@	St. Jude Medical, Inc.	3,091,730
69,859	@	Thoratec Corp.	1,460,053
13,571		Vital Signs, Inc.	705,421
75,718	@	Wright Medical Group, Inc.	1,687,754
40,383	@	Zimmer Holdings, Inc.	3,449,112
			24,627,094
		Healthcare — Services: 7.7%
62,331	@@	Fresenius AG	5,027,474
6,629	@@	Fresenius Medical Care AG & Co. KGaA	963,944
15,354		Manor Care, Inc.	834,643
45,900		Quest Diagnostics	2,289,033
81,214	@	WellPoint, Inc.	6,586,455
			15,701,549
		Insurance: 1.4%
20,013		Cigna Corp.	2,855,055
			2,855,055
		Pharmaceuticals: 43.8%
93,107		Abbott Laboratories	5,195,371
52,898	@	Alkermes, Inc.	816,745

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
61,494	@	Altus Pharmaceuticals, Inc.	$935,939
63,078	@	Auxilium Pharmaceuticals, Inc.	925,985
90,011	@	BioMarin Pharmaceuticals, Inc.	1,553,590
141,146		Bristol-Myers Squibb Co.	3,918,213
93,200	@@	Chugai Pharmaceutical Co., Ltd.	2,352,535
62,266	@	Cubist Pharmaceuticals, Inc.	1,374,211
84,060	@@	Daiichi Sankyo Co., Ltd.	2,572,654
32,419	@, @@	Elan Corp. PLC ADR	430,849
73,900	@@	GlaxoSmithKline PLC ADR	4,083,714
41,842	@	Hospira, Inc.	1,711,338
26,352	@	ImClone Systems, Inc.	1,074,371
206,665	@	Insmed, Inc.	196,290
85,976	@@	Ipsen	4,225,251
159,127	@	Isis Pharmaceuticals, Inc.	1,475,107
89,973	@	Medarex, Inc.	1,164,251
78,983		Merck & Co., Inc.	3,488,679
26,004	@@	Merck KGaA	3,358,050
31,745	@	MGI Pharma, Inc.	713,310
27,924		Mylan Laboratories	590,313
83,843	@@	Novartis AG ADR	4,580,343
44,000	@@	Novo-Nordisk A/S	4,011,832
5,510	@	NPS Pharmaceuticals, Inc.	18,679
84,071	@	OSI Pharmaceuticals, Inc.	2,774,343
55,124	@	Par Pharmaceutical Cos., Inc.	1,384,715
77,000	@	Pharmion Corp.	2,024,330
40,757	@, @@	QLT, Inc.	319,127
31,408	@@	Roche Holding AG	5,579,200
31,275	@@	Sanofi-Aventis ADR	1,360,775
50,382	@	Santarus, Inc.	354,689
244,183		Schering-Plough Corp.	6,229,109
37,399	@	Sepracor, Inc.	1,743,915
150,000	@@	Shire PLC	3,096,729
80,087	@	Spectrum Pharmaceuticals, Inc.	502,145
108,018	@	Tanox, Inc.	2,026,418
26,223	@, @@	Taro Pharmaceuticals Industries	198,115
30,000	@	Theravance, Inc.	885,000
19,590	@	United Therapeutics Corp.	1,053,550
60,000		Valeant Pharmaceuticals International	1,037,400
119,149	@	Valera Pharmaceuticals, Inc.	994,894
23,506	@	Viropharma, Inc.	337,311
101,177		Wyeth	5,061,885
19,000	@	Xenoport, Inc.	529,340
77,100	@	Zymogenetics, Inc.	1,199,676
			89,460,286
		Retail: 2.2%
129,559		CVS Corp.	4,423,144
			4,423,144
		Total Common Stock
		(Cost $171,934,818)	198,196,111

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.0%
		U.S. Government Agency Obligations: 4.0%
$8,249,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$8,246,823
		Total Short-Term Investments
		(Cost $8,246,823)		8,246,823
		Total Investments in Securities
		(Cost $180,181,641)*	101.2%	$206,442,934
		Other Assets and Liabilities — Net	(1.2)	(2,441,229)
		Net Assets	100.0%	$204,001,705

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $180,594,037.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,003,157
		Gross Unrealized Depreciation		(6,154,260)
		Net Unrealized Appreciation		$25,848,897

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Advertising: 2.9%
53,979		Omnicom Group	$5,526,370
			5,526,370
		Beverages: 2.8%
113,287		Coca-Cola Co.	5,437,776
			5,437,776
		Biotechnology: 6.9%
131,837	@	Amgen, Inc.	7,367,052
134,536	@	Biogen Idec, Inc.	5,970,708
			13,337,760
		Commercial Services: 4.4%
194,000	@	Apollo Group, Inc.	8,516,600
			8,516,600
		Computers: 8.0%
75,806	@	Affiliated Computer Services, Inc.	4,463,457
242,964	@	Dell, Inc.	5,639,194
92,300	@	Lexmark International, Inc.	5,395,858
			15,498,509
		Cosmetics/Personal Care: 2.4%
72,003		Procter & Gamble Co.	4,547,709
			4,547,709
		Diversified Financial Services: 4.2%
100,950		Citigroup, Inc.	5,182,773
30,950		Legg Mason, Inc.	2,915,800
			8,098,573
		Healthcare — Products: 8.8%
7,151		Johnson & Johnson	430,919
101,471		Medtronic, Inc.	4,978,167
151,654	@	St. Jude Medical, Inc.	5,703,707
69,712	@	Zimmer Holdings, Inc.	5,954,102
			17,066,895
		Insurance: 2.6%
175,031		Marsh & McLennan Cos., Inc.	5,126,658
			5,126,658
		Internet: 11.7%
225,782	@	Amazon.com, Inc.	8,983,866
225,486	@	eBay, Inc.	7,474,861
13,365	@	Google, Inc.	6,123,308
			22,582,035
		Leisure Time: 1.2%
47,993		Carnival Corp.	2,248,952
			2,248,952
		Miscellaneous Manufacturing: 6.1%
99,818		Pall Corp.	3,793,084
254,296	@@	Tyco International Ltd.	8,023,039
			11,816,123
		Oil & Gas: 2.0%
27,250		Chevron Corp.	2,015,410
27,274		ConocoPhillips	1,864,178
			3,879,588
		Pharmaceuticals: 4.5%
232,318		Bristol-Myers Squibb Co.	6,449,148
85,943		Pfizer, Inc.	2,170,920
			8,620,068
		Retail: 6.7%
56,559		Best Buy Co., Inc.	2,755,554
66,925		OSI Restaurant Partners, Inc.	2,643,538
30,063		Target Corp.	1,781,533
125,056		Wal-Mart Stores, Inc.	5,871,379
			13,052,004
		Semiconductors: 7.7%
376,128	@	Altera Corp.	7,518,799
219,245		Intel Corp.	4,194,157
24,321		KLA-Tencor Corp.	1,296,796
62,421		Texas Instruments, Inc.	1,878,872
			14,888,624
		Software: 8.8%
42,980		Automatic Data Processing, Inc.	2,080,232
250,106		Microsoft Corp.	6,970,454
436,992	@	Oracle Corp.	7,922,665
			16,973,351

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications: 6.5%
239,570	@	Cisco Systems, Inc.	$6,116,222
152,312		Qualcomm, Inc.	6,497,630
			12,613,852
		Transportation: 1.2%
30,950		Expeditors International Washington, Inc.	1,278,854
13,950		United Parcel Service, Inc.	977,895
			2,256,749
		Total Common Stock
		(Cost $178,150,696)	192,088,196

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.0%
		U.S. Government Agency Obligations: 0.4%
$816,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$815,785
		Total Short-Term Investments
		(Cost $815,785)		815,785
		Total Investments in Securities
		(Cost $178,966,481)*	99.8%	$192,903,981
		Other Assets and Liabilities — Net	0.2	454,064
		Net Assets	100.0%	$193,358,045

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $179,016,462.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,319,869
		Gross Unrealized Depreciation		(3,432,350)
		Net Unrealized Appreciation		$13,887,519

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 1.4%
16,886	@@	Aeroplan Income Fund	$285,208
14,000	@, @@	Clear Media Ltd.	15,212
5,100	@, @@	Focus Media Holding Ltd. ADR	400,146
22,100	@	Getty Images, Inc.	1,074,723
87,400		Omnicom Group	8,948,012
5,100	@@, X	Trader Classified Media NV	9,180
			10,732,481
		Aerospace/Defense: 0.0%
657	@	Sequa Corp.	78,689
			78,689
		Agriculture: 0.2%
18,500		Bunge Ltd.	1,521,070
			1,521,070
		Airlines: 0.7%
95,400	@, @@	ACE Aviation Holdings, Inc.	2,517,007
10,500	@	Continental Airlines, Inc.	382,095
20,893	@@	Jazz Air Income Fund	148,212
68,103	@	Republic Airways Holdings, Inc.	1,563,645
26,600	@@	Tam SA ADR	706,496
			5,317,455
		Apparel: 1.9%
607,000	@@	Asics Corp.	6,771,394
548,000	@@	China Ting Group Holdings Ltd.	196,325
20,300		Columbia Sportswear Co.	1,264,893
12,800	@	CROCS, Inc.	604,800
10,150	@	DHB Industries, Inc.	35,018
33,700		Liz Claiborne, Inc.	1,444,045
14,617	@	Perry Ellis International, Inc.	467,598
200	@	Phoenix Footwear Group, Inc.	910
2,900		Polo Ralph Lauren Corp.	255,635
295,000	@@	Ports Design Ltd.	784,276
4,400	@	Quiksilver, Inc.	51,040
42,718	@@	Ted Baker PLC	492,774
15,917		VF Corp.	1,315,063
330,700	@@	Yue Yuen Industrial Holdings	1,119,460
			14,803,231
		Auto Manufacturers: 0.0%
165,000	@@	Great Wall Motor Co., Ltd.	242,186
313	@@	Hyundai Motor Co.	21,914
			264,100
		Auto Parts & Equipment: 0.6%
33,263	@	Amerigon, Inc.	414,124
1,212	@@	Automotive Axles Ltd.	16,300
51,290	@	Fuel Systems Solutions, Inc.	949,891
10,150,000	@@	Geely Automobile Holdings Ltd.	1,344,938
1,554,000	@@	Minth Group Ltd.	1,504,673
370,000	@@	New Focus Auto Tech Holdings Ltd.	132,591
			4,362,517
		Banks: 1.0%
121,093	@@	Allahabad Bank	201,852
10,400	@@	Banco Itau Holding Financeira SA ADR	362,128
137,100	@@	Bank of Baroda	676,796
89,000	@@	Bank of Fukuoka Ltd.	718,254
28,200		Commerce Bancorp., Inc.	941,316
4,070	@, @@	EFG International	177,860
10,804	@@	Julius Baer Holding AG	1,480,698
125,000	@@	Juroku Bank Ltd.	707,856
20,010	@@	Oriental Bank of Commerce	86,113
13,262		PrivateBancorp, Inc.	484,859
134,000	@@	Sumitomo Trust & Banking Co., Ltd.	1,390,227
155,254	@@	UCO Bank	76,144
3,000	@@	Uniao de Bancos Brasileiros SA GDR	262,380
			7,566,483

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Beverages: 0.1%
4,100	@	Boston Beer Co., Inc.	$136,735
3,300	@@	Fomento Economico Mexicano SA de CV ADR	364,287
103	@	Green Mountain Coffee Roasters, Inc.	6,494
15,500	@@	Grupo Modelo SA	79,408
5,185	@	Jones Soda Co.	104,841
			691,765
		Biotechnology: 2.5%
6,100	@, @@	3SBio, Inc. ADR	67,222
810	@, @@	Basilea Pharmaceutica — REG	188,325
33,133	@	BioCryst Pharmaceuticals, Inc.	277,323
57,300	@	Biogen Idec, Inc.	2,542,974
4,400	@	BioMimetic Therapeutics, Inc.	72,776
1,100	@	Bio-Rad Laboratories, Inc.	76,824
46,300	@	Charles River Laboratories International, Inc.	2,141,838
29,151	@	Genomic Health, Inc.	505,478
165,352	@	Harvard Bioscience, Inc.	796,997
88,098	@	Human Genome Sciences, Inc.	935,601
9,820	@	Invitrogen Corp.	625,043
37,900	@	Millipore Corp.	2,746,613
14,070	@	Orchid Cellmark, Inc.	87,938
450,500	@, @@	Qiagen NV	7,739,590
205,736	@	Sangamo Biosciences, Inc.	1,399,005
			20,203,547
		Building Materials: 0.1%
40,600		Comfort Systems USA, Inc.	486,388
			486,388
		Chemicals: 2.7%
93,873		Airgas, Inc.	3,956,747
25,400		Albemarle Corp.	1,050,036
40,416	@@	Asian Paints Ltd.	707,803
143,300		Ecolab, Inc.	6,161,900
44,500	@@	JSR Corp.	1,022,918
37,400		Lubrizol Corp.	1,927,222
11,600	@@	Methanex Corp.	258,526
73,110		Sensient Technologies Corp.	1,884,776
8,300	@@	Syngenta AG ADR	315,815
11,182		Terra Nitrogen Co. LP	641,064
223,000	@@	Tokuyama Corp.	3,884,173
			21,810,980
		Coal: 0.5%
2,900	@	Alpha Natural Resources, Inc.	45,327
30,339		Consol Energy, Inc.	1,187,165
260,537	@	International Coal Group, Inc.	1,367,819
35,600		Penn Virginia Resource Partners LP	993,240
			3,593,551
		Commercial Services: 2.3%
3,717	@	Apollo Group, Inc.	163,176
100	@	Clayton Holdings, Inc.	1,534
603		Corporate Executive Board Co.	45,804
14,100	@	DynCorp International, Inc.	212,769
216,170		Equifax, Inc.	7,879,397
3,600	@	ExlService Holdings, Inc.	74,268
148,900	@	Hewitt Associates, Inc.	4,352,347
16	@@	Intertek Group PLC	286
100,172	@	Kenexa Corp.	3,118,354
29,311	@	Korn/Ferry International	672,394
24,000	@@	Raffles Education Corp., Ltd.	36,207
6,700	@@	Randstad Holdings NV	520,582
2,650	@	SAIC, Inc.	45,898
700		Strayer Education, Inc.	87,500
21,800	@	Vistaprint Ltd.	834,940
			18,045,456
		Computers: 2.2%
225,000	@@	Acer, Inc.	430,887
101,749	@	Apple, Inc.	9,453,500
78,200	@	Cadence Design Systems, Inc.	1,646,892
4,700	@	Cognizant Technology Solutions Corp.	414,869
58,431	@	Echelon Corp.	615,863
38,200	@, @@	Ingenico	998,088

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
15,800	@	Lexmark International, Inc.	$923,668
91,568	@	LivePerson, Inc.	721,556
440,000	@	Sun Microsystems, Inc.	2,644,400
			17,849,723
		Cosmetics/Personal Care: 1.4%
276,950		Avon Products, Inc.	10,319,157
4,600	@@	Kalina ADR	182,629
111	@@	Kose Corp.	3,277
18,700	@@	Natura Cosmeticos SA	210,571
23,100	@@	Shiseido Co., Ltd. ADR	468,553
			11,184,187
		Distribution/Wholesale: 0.7%
39,300	@@	ABC-Mart, Inc.	866,511
67,938		CDW Corp.	4,173,431
848,000	@@	Digital China Holdings Ltd.	332,467
			5,372,409
		Diversified Financial Services: 6.3%
54,500	@@	Acta Holding ASA	301,309
49,093		AG Edwards, Inc.	3,396,254
147,200		AllianceBernstein Holding LP	13,027,200
352,300		Ameriprise Financial, Inc.	20,130,422
15,500	@@	AWD Holding AG	736,082
400		Blackrock, Inc.	62,524
188,000	@@	Charlemagne Capital Ltd.	293,112
373	@@	Kenedix, Inc.	1,898,062
44,540	@@	Korea Investment Holdings Co., Ltd.	2,332,749
44,300	@@	Man Group PLC	484,350
164,900	@@	Marusan Securities Co., Ltd.	2,281,666
19,091	@@	Mirae Asset Securities Co., Ltd.	1,198,607
7,300	@@	MPC Muenchmeyer Petersen Capital AG	618,930
1,043	@@	Sparx Group Co., Ltd.	765,701
59,800		T. Rowe Price Group, Inc.	2,821,962
			50,348,930
		Electric: 1.1%
295,001	@	AES Corp.	6,348,422
20,300		Black Hills Corp.	746,431
29,746		CMS Energy Corp.	529,479
11,300		Entergy Corp.	1,185,596
4,368	@@	Kalpataru Power Transmission Ltd.	109,404
11,100	@	Pike Electric Corp.	200,688
			9,120,020
		Electrical Components & Equipment: 0.6%
52,207	@	Color Kinetics, Inc.	1,014,382
40,000	@@	Dongfang Electrical Machinery Co., Ltd.	166,085
1,226,000	@, @@	Neo-Neon Holdings Ltd.	2,287,717
1,900	@@	Nexans SA	252,828
2,200	@	Powell Industries, Inc.	70,400
7,700	@@	Schneider Electric SA	981,455
2,300	@@	Vossloh AG	219,891
			4,992,758
		Electronics: 5.5%
43,300	@	Agilent Technologies, Inc.	1,458,777
22,948		Badger Meter, Inc.	609,269
394,759		Gentex Corp.	6,414,834
484,000	@@	Gold Circuit Electronics Ltd.	407,173
392,000	@@	I-Chiun Precision Industry Co., Ltd.	563,653
10,500	@	Itron, Inc.	682,920
196,400	@	Kemet Corp.	1,502,460
112,100	@, @@	Mettler Toledo International, Inc.	10,040,797
60,000	@@	Nippon Electric Glass Co., Ltd.	1,047,426
143,000	@, @@	Prime View International Co., Ltd.	76,823
28,820	@@	Seoul Semiconductor Co., Ltd.	834,906
388,000	@	Thermo Electron Corp.	18,138,992
224	@@	Wacom Co., Ltd.	623,624
27,900	@	Waters Corp.	1,618,200
			44,019,854
		Energy — Alternate Sources: 0.5%
124,375	@	Evergreen Energy, Inc.	817,144
30,000	@, @@	Renewable Energy Corp. AS	669,725
6,100	@, @@	Schmack Biogas AG	510,807

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Energy — Alternate Sources (continued)
20,400	@@	Solarworld AG	$1,575,891
9,500	@	Sunpower Corp.	432,250
			4,005,817
		Engineering & Construction: 0.5%
1,300	@@	Babis Vovos International Technical Co.	48,424
5,000		Fluor Corp.	448,600
3,150	@@	GS Engineering & Construction Corp.	281,144
55,044	@@	IVRCL Infrastructures & Projects Ltd.	368,356
35,800	@	Jacobs Engineering Group, Inc.	1,670,070
19,090	@@	Nagarjuna Construction Co.	70,358
19,711	@	Shaw Group, Inc.	616,363
81,000	@@	Taihei Dengyo Kaisha Ltd.	637,688
			4,141,003
		Environmental Control: 0.0%
108,380	@@	Bio-Treat Technology Ltd.	59,858
300,000	@@	Sinomem Technology Ltd.	194,296
			254,154
		Food: 2.6%
21,500	@@	Cermaq ASA	402,367
63,900		Chiquita Brands International, Inc.	895,878
173,683		Corn Products International, Inc.	6,181,378
8,600	@@	Daikokutenbussan Co., Ltd.	133,921
10,980	@@	Groupe Danone	1,796,473
8,600	@@	Groupe Danone ADR	307,192
2,577,400	@, @@	Heng Tai Consumables Group Ltd.	470,217
1,600	@@	Iaws Group PLC	37,282
1,183,000	@, @@	Marine Harvest	1,381,192
29,900	@@	Metro AG	2,120,182
100,264	@	Performance Food Group Co.	3,095,150
28,857		Safeway, Inc.	1,057,320
72,300	@@	Valor Co., Ltd.	840,799
326,000	@@	Want Want Holdings Ltd.	632,323
18,057		Whole Foods Market, Inc.	809,856
10,100	@@	Wimm-Bill-Dann Foods OJSC ADR	806,586
			20,968,116
		Forest Products & Paper: 0.7%
600	@, @@	International Forest Products — Class A	4,199
862,000	@@	Lee & Man Paper Manufacturing Ltd.	2,039,387
200,200	@, @@	Sino-Forest Corp.	2,271,650
79,100	@@	Votorantim Celulose e Papel SA ADR	1,447,530
			5,762,766
		Gas: 0.5%
101,000		AGL Resources, Inc.	4,314,720
			4,314,720
		Hand/Machine Tools: 0.3%
44,829		Stanley Works	2,481,733
			2,481,733
		Healthcare — Products: 4.7%
100	@	Angiodynamics, Inc.	1,689
36,930		Beckman Coulter, Inc.	2,359,458
85,100		Becton Dickinson & Co.	6,543,339
7,100	@	Cepheid, Inc.	84,348
21,300		CR Bard, Inc.	1,693,563
36,200	@	Cytyc Corp.	1,238,402
185,272	@	Edwards Lifesciences Corp.	9,393,290
3,006,000	@@	Hengan International Group Co., Ltd.	8,797,491
4,700	@	Inverness Medical Innovations, Inc.	205,766
3,400	@@	Mindray Medical International Ltd. ADR	80,954
243,140		Oakley, Inc.	4,896,840
22,114	@	Palomar Medical Technologies, Inc.	883,454
10,600	@@	Q-Med AB	164,283
103,795	@	ThermoGenesis Corp.	377,814
7,748	@	Ventana Medical Systems	324,641
11,800	@	Vital Images, Inc.	392,468
38		Vital Signs, Inc.	1,975
			37,439,775
		Healthcare — Services: 1.4%
22,300		Brookdale Senior Living, Inc.	995,918
18,300	@	Health Net, Inc.	984,723
18,100	@	Humana, Inc.	1,050,162

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services (continued)
44,400	@, @@	Icon PLC ADR	$1,891,440
36,500	@	Laboratory Corp. of America Holdings	2,650,995
95,477	@	Lincare Holdings, Inc.	3,499,232
20,000	@, @@	Medial Saude SA	250,934
			11,323,404
		Holding Companies — Diversified: 0.1%
235,628	@@	NWS Holdings Ltd.	633,287
17,957	@@	REI Agro Ltd.	79,423
102,000	@@	Shanghai Industrial Holdings Ltd.	234,696
			947,406
		Home Builders: 0.2%
10,300	@@	Boot (Henry) PLC	241,938
46,000	@@	Cyrela Brazil Realty SA	426,889
63,200	@@	Sekisui House Ltd.	981,276
			1,650,103
		Home Furnishings: 0.1%
80,300	@@	Lewis Group Ltd.	756,578
			756,578
		Insurance: 1.1%
56,800	@@	Admiral Group PLC	1,285,810
28,570		Assurant, Inc.	1,532,209
20,107	@	KMG America Corp.	90,984
110,800	@@	Milano Assicurazioni S.p.A.	958,907
27,250	@	Penn Treaty American Corp.	164,863
37,000	@@	Ping An Insurance Group Co. of China Ltd.	180,425
15,700		Radian Group, Inc.	861,616
56,200		Reinsurance Group of America	3,243,864
2,200	@	Universal American Financial Corp.	42,636
			8,361,314
		Internet: 3.7%
19,500	@	Akamai Technologies, Inc.	973,440
2,000	@	Cogent Communications Group, Inc.	47,260
540	@@	Cyber Communications, Inc.	454,088
378	@@	CyberAgent, Inc.	328,641
109	@@	DA Consortium, Inc.	68,042
105,801	@	DealerTrack Holdings, Inc.	3,250,207
212,135	@	Emdeon Corp.	3,209,603
2,300	@	Equinix, Inc.	196,949
35	@@	F@N Communications, Inc.	66,055
41,800	@	F5 Networks, Inc.	2,787,224
186,300	@, @@	Fun Technologies, Inc.	453,446
40,078	@	Harris Interactive, Inc.	241,670
21,979	@	Health Grades, Inc.	138,028
234,673	@	Internap Network Services Corp.	3,696,100
8,800	@, @@	LBI International AB	62,137
70,534	@	LoopNet, Inc.	1,205,426
50,814	@	Move, Inc.	281,510
17,401	@	Netratings, Inc.	361,941
61,693	@	Priceline.com, Inc.	3,285,769
4,300	@	ProQuest Co.	38,700
41,800	@, @@	Radware Ltd.	564,300
4,106	@, @@	Rediff.Com India Ltd. ADR	68,447
4,791	@	RightNow Technologies, Inc.	78,477
7,900	@, @@	Sify Ltd. ADR	68,177
17,000	@@	Submarino SA	572,635
158,000	@@	Tencent Holdings Ltd.	513,956
2,705	@	Think Partnership, Inc.	6,546
119,851	@	Trizetto Group	2,398,219
81,150	@	Valueclick, Inc.	2,120,450
89	@, @@	ValueCommerce Co., Ltd.	72,309
46,200	@	Websense, Inc.	1,062,138
74,900	@	WebSideStory, Inc.	969,955
			29,641,845
		Iron/Steel: 0.4%
131,000	@	AK Steel Holding Corp.	3,064,090
			3,064,090
		Leisure Time: 0.0%
61,000	@@	Giant Manufacturing Co., Ltd.	94,468
			94,468

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.3%
92,000	@, @@	Shanghai Jin Jiang International Hotels Group Co., Ltd.	$53,574
41,000		Starwood Hotels & Resorts Worldwide, Inc.	2,658,850
			2,712,424
		Machinery — Construction & Mining: 0.3%
36,000	@@	China Infrastructure Machinery Holdings Ltd.	70,447
29,300	@	Terex Corp.	2,102,568
			2,173,015
		Machinery — Diversified: 4.7%
470,803	@	AGCO Corp.	17,405,587
104,300		Deere & Co.	11,331,152
12,800		IDEX Corp.	651,264
200	@@	Krones AG	39,291
15,700	@@	MAN AG	1,828,962
80,222		Rockwell Automation, Inc.	4,802,891
3,046,000	@@	Shanghai Electric Group Co., Ltd.	1,420,161
46,000	@, @@	Uzel Makina Sanayii AS	89,276
			37,568,584
		Media: 0.1%
11,400		EW Scripps Co.	509,352
7,600	@, @@	Modern Times Group AB	443,828
9,583	@, W	Radio One, Inc.	61,906
			1,015,086
		Metal Fabricate/Hardware: 0.2%
8,033		CIRCOR International, Inc.	286,778
2,100	@@	Delachaux SA	202,168
7,394	@@	Maharashtra Seamless Ltd.	86,176
115,000	@@	Shin Zu Shing Co., Ltd.	738,536
160,000	@@	Unisteel Technology Ltd.	309,691
			1,623,349
		Mining: 2.5%
879,400	@, @@	Eldorado Gold Corp.	5,140,847
8,777		Freeport-McMoRan Copper & Gold, Inc.	580,950
48,200	@, @@	Harmony Gold Mining Co., Ltd.	669,278
441,400	@, @@	High River Gold Mines Ltd.	822,010
20,700	@@	Iamgold Corp.	159,755
505,200	@, @@	Kinross Gold Corp.	6,970,198
55,400	@, @@	Lihir Gold Ltd. ADR	1,446,494
106,218	@, @@	Lundin Mining Corp.	1,182,245
109,200	@, @@	Miramar Mining Corp.	515,496
48,431		Royal Gold, Inc.	1,457,773
33,327	@	USEC, Inc.	541,564
			19,486,610
		Miscellaneous Manufacturing: 3.0%
10,100		Acuity Brands, Inc.	549,844
5,400		Ameron International Corp.	355,644
21,266	@	Ceradyne, Inc.	1,164,101
205,488		Cooper Industries Ltd.	9,244,905
28,000		Crane Co.	1,131,760
60,900		Dover Corp.	2,972,529
96,364		Harsco Corp.	4,322,889
1,800	@	Peerless Manufacturing Co.	56,988
37,000		SPX Corp.	2,597,400
21,200		Teleflex, Inc.	1,443,084
			23,839,144
		Oil & Gas: 7.7%
32,900	@	Atwood Oceanics, Inc.	1,930,901
13,600	@@	Canadian Natural Resources Ltd.	750,974
174,000	@@	Cosmo Oil Co., Ltd.	726,381
5,500		Diamond Offshore Drilling	445,225
60,000		ENSCO International, Inc.	3,264,000
204,100		GlobalSantaFe Corp.	12,588,888
32,700		Helmerich & Payne, Inc.	992,118
69,800		Hess Corp.	3,871,806
9,200		Holly Corp.	545,560
131,400	@, @@	Nabors Industries Ltd.	3,898,638
47,700	@	Newfield Exploration Co.	1,989,567
81,000	@@	Nippon Oil Corp.	653,999
804,219	@	Parker Drilling Co.	7,551,616
161,417		Patterson-UTI Energy, Inc.	3,622,197
174,137	@	Pioneer Drilling Co.	2,209,799

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
22,600	@	Plains Exploration & Production Co.	$1,020,164
26,150	@	Pride International, Inc.	787,115
51,400		Rowan Cos., Inc.	1,668,958
46,300		Sunoco, Inc.	3,261,372
53,800	@	Todco	2,169,754
7,700	@	Transocean, Inc.	629,090
70,780		Valero Energy Corp.	4,564,602
58,000	@	Whiting Petroleum Corp.	2,285,780
			61,428,504
		Oil & Gas Services: 4.7%
333,600		BJ Services Co.	9,307,440
30,800	@	Cameron International Corp.	1,933,932
5,828	@, @@	Compagnie Generale de Geophysique-Veritas ADR	242,736
69,300	@	Dresser-Rand Group, Inc.	2,110,878
172,945	@	Global Industries Ltd.	3,163,164
46,200	@	Helix Energy Solutions Group, Inc.	1,722,798
40,526	@	Metretek Technologies, Inc.	540,617
25,200	@	National Oilwell Varco, Inc.	1,960,308
397,122	@	Newpark Resources	2,799,710
17,400	@	Oceaneering International, Inc.	732,888
8,328	@	Oil States International, Inc.	267,246
194,203		RPC, Inc.	3,235,422
45,300	@	Superior Energy Services	1,561,491
109,600	@	Weatherford International Ltd.	4,942,960
52,900	@	W-H Energy Services, Inc.	2,472,546
			36,994,136
		Pharmaceuticals: 1.2%
12,172		Allergan, Inc.	1,348,901
13,700	@	Alnylam Pharmaceuticals, Inc.	246,600
20,243	@	CytRx Corp.	94,940
208,400	@	Endo Pharmaceuticals Holdings, Inc.	6,126,960
6,300	@	NBTY, Inc.	334,152
23,000		Omnicare, Inc.	914,710
9,100	@@	Wockhardt Ltd.	83,177
			9,149,440
		Pipelines: 0.1%
8,700		Equitable Resources, Inc.	420,384
			420,384
		Real Estate: 3.1%
111,400	@@	Aeon Mall Co., Ltd.	3,255,306
632,900	@@	Ayala Land, Inc.	215,471
54,800	@@	Capital & Regional PLC	1,660,373
493,000	@@	CapitaLand Ltd.	2,592,259
302,800	@@	CFS Retail Property Trust	543,356
117,200	@@	Charter Hall Group	263,373
62,700	@@	Daito Trust Construction Co., Ltd.	2,937,609
25,500	@@	Derwent Valley Holdings PLC	1,091,212
34,400	@@	Fabege AB	863,745
884,000	@@	Hopson Development Holdings Ltd.	2,210,549
2,200	@@	Joint Corp.	83,098
115,000	@@	Keppel Land Ltd.	716,086
706,957	@@	Kerry Properties Ltd.	3,625,747
92,300	@@	Mirvac Industrial Trust	79,756
1,172,800	@, @@	New World China Land Ltd.	704,057
28,800	@@	Nihon Eslead Corp.	746,491
59,500	@, @@	Patrizia Immobilien AG	1,321,305
557,000	@@	Robinsons Land Corp.	224,930
51,200	@@	Sankei Building Co., Ltd.	490,308
110,000	@@	Shun TAK Holdings Ltd.	145,799
63,100	@@	Songbird Estates PLC	400,890
15,300		WP Carey & Co., LLC	510,561
			24,682,281
		Real Estate Investment Trusts: 0.5%
39,200	@@	British Land Co. PLC	1,182,412
86		CapitalSource, Inc.	2,161
11	@@	DA Office Investment Corp.	85,786
1,600		Developers Diversified Realty Corp.	100,640
16,500		General Growth Properties, Inc.	1,065,405
43,000	@@	K-Real Estate Investment Trust Asia	90,587
16,000	@@	Land Securities Group PLC	676,182

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
11	@@	Nippon Building Fund, Inc.	$182,094
17,700		Weingarten Realty Investors	841,812
			4,227,079
		Retail: 4.6%
56,400		Applebees International, Inc.	1,397,592
29,300	@	Buffalo Wild Wings, Inc.	1,866,410
26,680	@	Build-A-Bear Workshop, Inc.	732,900
58,300	@	Carmax, Inc.	1,430,682
50,680		CKE Restaurants, Inc.	955,825
101,900		CVS Corp.	3,478,866
18,500	@	DSW, Inc.	780,885
131,500	@	GameStop Corp.	4,282,955
35,600	@@	Inditex SA	2,223,526
258,500	@@	Lifestyle International Holdings Ltd.	775,219
160,500	@@	Mitra Adiperkasa Tbk PT	13,506
74,914	@@	N Brown Group PLC	479,978
200	@@	Nafco Co., Ltd.	5,414
46,500		Nordstrom, Inc.	2,461,710
29,100	@	O’Reilly Automotive, Inc.	963,210
9,800	@@	Otsuka Kagu Ltd.	310,863
8,100	@@	Plant Co., Ltd.	25,644
21,059	@	Red Robin Gourmet Burgers, Inc.	817,510
71,383		Ross Stores, Inc.	2,455,575
57,130		Ruby Tuesday, Inc.	1,633,918
5,200	@@	Ryohin Keikaku Co., Ltd.	327,384
127,100	@	Sally Beauty Holdings, Inc.	1,168,049
156,166	@	Sonic Corp.	3,479,378
51,300	@@	St. Marc Holdings Co., Ltd.	3,016,695
6,600	@@	Yamada Denki Co., Ltd.	612,231
332	@@	Yoshinoya D&C Co., Ltd.	613,871
			36,309,796
		Savings & Loans: 0.1%
44,663		Bankunited Financial Corp.	947,302
			947,302
		Semiconductors: 7.6%
896,870	@	Altera Corp.	17,928,431
126,866	@	Anadigics, Inc.	1,499,556
189,000	@@	Arima Optoelectronics Corp.	262,317
160,000	@, @@	ASML Holding NV	3,959,935
220,523	@	ATMI, Inc.	6,741,388
111,515	@	Cree, Inc.	1,835,537
828,000	@@	Epistar Corp.	3,018,407
254,000	@@	Everlight Electronics Co., Ltd.	986,890
442,000	@@	Harvatek Corp.	591,574
5,500	@	International Rectifier Corp.	210,155
74,813		Intersil Corp.	1,981,796
800,500	@	LSI Logic Corp.	8,357,220
114,470		Maxim Integrated Products	3,365,418
41,000	@	MEMC Electronic Materials, Inc.	2,483,780
787,000	@, @@	Opto Technology Corp.	644,294
108,000	@@	Powertech Technology, Inc.	416,313
104,000	@@	Richtek Technology Corp.	1,024,534
800	@, @@	Saifun Semiconductors Ltd.	9,400
6,800	@, @@	Silicon-On-Insulator Technologies	162,826
86,700	@@	Siliconware Precision Industries Co. ADR	850,527
111,706	@	Techwell, Inc.	1,392,974
80,500	@	Teradyne, Inc.	1,331,470
23,900	@	Volterra Semiconductor Corp.	312,134
60,826	@	Zoran Corp.	1,035,259
			60,402,135
		Software: 4.3%
9,900	@	Allscripts Healthcare Solutions, Inc.	265,419
25,481	@	Autodesk, Inc.	958,086
420,100	@, @@	Autonomy Corp. PLC	5,684,151
115,705		Blackbaud, Inc.	2,825,516
41,400	@, @@	Business Objects SA ADR	1,498,266
2,700	@, @@	Cognos, Inc.	106,176
20,800	@, @@	Cognos, Inc. (U.S. Denominated Security)	819,312
66,307	@	Eclipsys Corp.	1,277,736
174,000		IMS Health, Inc.	5,160,840

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Software (continued)
24,900		Mastercard, Inc.		$2,645,376
15,400		MoneyGram International, Inc.		427,504
218,500	@@	Nomura Research Institute Ltd.		6,421,362
30,047	@	Omniture, Inc.		547,757
800	@@	Patni Computer Systems Ltd. ADR		18,448
19,531	@	Quality Systems, Inc.		781,240
40,200	@	Quest Software, Inc.		654,054
20,200	@	Salary.com, Inc.		224,826
800	@	Salesforce.com, Inc.		34,256
8,600	@, @@	Tele Atlas NV		194,225
234,000	@, @@	Telelogic AB		445,228
14,500	@, @@	The9 Ltd. ADR		489,230
19,200	@	THQ, Inc.		656,448
44,200	@, @@	UbiSoft Entertainment		2,168,425
				34,303,881
		Telecommunications: 4.2%
136,500	@	ADC Telecommunications, Inc.		2,285,010
100	@, @@	Alvarion Ltd.		805
14,500	@	American Tower Corp.		564,775
392,663	@	Cisco Systems, Inc.		10,024,686
30,893	@	CPI International, Inc.		593,763
3,930	@	Hypercom Corp.		23,423
920,627	@	Juniper Networks, Inc.		18,117,939
8,000	@	Lightbridge, Inc.		140,560
900		Plantronics, Inc.		21,258
121,976	@	RF Micro Devices, Inc.		759,910
20,500	@, @@	RRSat Global Communications Network Ltd.		285,975
140,120	@, @@	Zyxel Communications Corp.		231,431
				33,049,535
		Textiles: 0.0%
14,000	@@	Kuraray Co., Ltd.		150,671
				150,671
		Toys/Games/Hobbies: 0.2%
60,700	@	Marvel Entertainment, Inc.		1,684,425
				1,684,425
		Transportation: 0.6%
36,900		Con-way, Inc.		1,839,096
32,800		CSX Corp.		1,313,640
128	@	HUB Group, Inc.		3,711
8,310	@@	Panalpina Welttransport Holding AG		1,393,876
				4,550,323
		Venture Capital: 0.1%
71,000	@@	Japan Asia Investment Co., Ltd.		463,482
				463,482
		Total Common Stock
		(Cost $ 717,346,184)		784,754,472

RIGHTS: 0.0%
		Real Estate: 0.0%
34,400	@, @@	Fabege AB		—

		Total Rights
		(Cost $—)		—

		Total Investments in Securities
		(Cost $717,346,184)*	98.7%	$784,754,472
		Other Assets and Liabilities — Net	1.3	10,459,693
		Net Assets	100.0%	$795,214,165

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
W	When-issued or delayed delivery security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $722,454,345.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$77,616,880
	Gross Unrealized Depreciation	(15,316,753)
	Net Unrealized Appreciation	$62,300,127

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Aerospace/Defense: 0.9%
180,100	@	BE Aerospace, Inc.	$5,709,170
			5,709,170
		Agriculture: 3.2%
124,300		Altria Group, Inc.	10,914,783
73,100		Archer-Daniels-Midland Co.	2,682,770
88,700		Loews Corp.	6,706,607
			20,304,160
		Airlines: 2.9%
288,300	@	AMR Corp.	8,778,735
211,200	@	US Airways Group, Inc. — NEW	9,605,376
			18,384,111
		Apparel: 1.0%
33,400		Guess ?, Inc.	1,352,366
47,800		Nike, Inc.	5,079,228
			6,431,594
		Banks: 1.3%
116,800		PNC Financial Services Group, Inc.	8,406,096
			8,406,096
		Beverages: 2.4%
160,500		Molson Coors Brewing Co.	15,186,510
			15,186,510
		Biotechnology: 5.8%
116,400	@	Amgen, Inc.	6,504,432
323,100	@	Biogen Idec, Inc.	14,339,178
107,150	@	Celgene Corp.	5,621,089
119,900	@	Genentech, Inc.	9,846,188
			36,310,887
		Commercial Services: 1.9%
73,400	@	Cenveo, Inc.	1,783,620
228,680		Pharmaceutical Product Development, Inc.	7,704,229
67,600	@	TeleTech Holdings, Inc.	2,480,244
			11,968,093
		Computers: 12.9%
287,100	@	Apple, Inc.	26,674,460
1,345,300	@	Brocade Communications Systems, Inc.	12,807,256
59,800	@	Cognizant Technology Solutions Corp.	5,278,546
403,516		Hewlett-Packard Co.	16,197,132
298,300	@@	Seagate Technology, Inc.	6,950,390
502,000	@	Sun Microsystems, Inc.	3,017,020
565,400	@	Western Digital Corp.	9,504,374
			80,429,178
		Cosmetics/Personal Care: 0.4%
40,400		Procter & Gamble Co.	2,551,664
			2,551,664
		Diversified Financial Services: 5.5%
17,600		Chicago Mercantile Exchange Holdings, Inc.	9,371,296
91,900		Goldman Sachs Group, Inc.	18,989,297
42,600		Merrill Lynch & Co., Inc.	3,479,142
34,300		Morgan Stanley	2,701,468
			34,541,203
		Electric: 1.4%
252,100	@	AES Corp.	5,425,192
36,300		Public Service Enterprise Group, Inc.	3,014,352
			8,439,544
		Electrical Components & Equipment: 3.2%
102,600		Belden Cdt, Inc.	5,498,334
418,668	@	Energy Conversion Devices, Inc.	14,628,260
			20,126,594
		Electronics: 3.8%
297,000	@	Cymer, Inc.	12,340,350
247,800	@	Thermo Electron Corp.	11,584,650
			23,925,000

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food: 1.0%
91,800		Corn Products International, Inc.	$3,267,162
27,300		Kellogg Co.	1,404,039
55,800		Kroger Co.	1,576,350
			6,247,551
		Healthcare — Products: 1.5%
58,000	@	Hologic, Inc.	3,343,120
103,600		Johnson & Johnson	6,242,936
			9,586,056
		Healthcare — Services: 1.1%
129,100		UnitedHealth Group, Inc.	6,838,427
			6,838,427
		Home Builders: 6.0%
367,100		D.R. Horton, Inc.	8,076,200
279,300		KB Home	11,917,731
233,900		Lennar Corp.	9,872,919
177,400		Ryland Group, Inc.	7,484,506
			37,351,356
		Insurance: 1.6%
71,000		Chubb Corp.	3,668,570
205,685		HCC Insurance Holdings, Inc.	6,335,098
			10,003,668
		Internet: 0.7%
9,067	@	Google, Inc.	4,154,137
			4,154,137
		Iron/Steel: 3.4%
197,500		Allegheny Technologies, Inc.	21,071,275
			21,071,275
		Lodging: 1.2%
84,700	@	Las Vegas Sands Corp.	7,335,867
			7,335,867
		Machinery — Construction & Mining: 2.1%
178,780		Joy Global, Inc.	7,669,662
72,285	@	Terex Corp.	5,187,172
			12,856,834
		Machinery — Diversified: 1.9%
184,200		Manitowoc Co., Inc.	11,702,226
			11,702,226
		Media: 0.6%
166,800		News Corp., Inc. — Class A	3,856,416
			3,856,416
		Metal Fabricate/Hardware: 2.4%
145,200		Precision Castparts Corp.	15,108,060
			15,108,060
		Mining: 1.5%
43,100	@	RTI International Metals, Inc.	3,922,531
152,144	@	Titanium Metals Corp.	5,458,927
			9,381,458
		Oil & Gas: 2.2%
73,400		ExxonMobil Corp.	5,538,030
72,700		Pioneer Natural Resources Co.	3,134,097
67,900	@	Southwestern Energy Co.	2,782,542
25,800		Tesoro Petroleum Corp.	2,591,094
			14,045,763
		Oil & Gas Services: 2.3%
184,500	@	National Oilwell Varco, Inc.	14,352,255
			14,352,255
		Pharmaceuticals: 4.0%
296,300	@	Amylin Pharmaceuticals, Inc.	11,069,768
104,300	@	Gilead Sciences, Inc.	7,978,950
131,600		Merck & Co., Inc.	5,812,772
			24,861,490
		Retail: 5.9%
80,100		CVS Corp.	2,734,614
122,600		JC Penney Co., Inc.	10,072,816
105,600		Men’s Wearhouse, Inc.	4,968,480
186,600		Nordstrom, Inc.	9,878,604

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Retail (continued)
54,000		OfficeMax, Inc.		$2,847,960
131,500		Wal-Mart Stores, Inc.		6,173,925
				36,676,399
		Semiconductors: 6.8%
644,800		Applied Materials, Inc.		11,812,736
89,800		Intersil Corp.		2,378,802
879,700	@	LSI Logic Corp.		9,184,068
314,600	@	MEMC Electronic Materials, Inc.		19,058,468
				42,434,074
		Software: 2.7%
335,700		Microsoft Corp.		9,355,959
422,200	@	Oracle Corp.		7,654,486
				17,010,445
		Telecommunications: 3.6%
343,100	@	Cisco Systems, Inc.		8,759,343
270,100	@	Corning, Inc.		6,142,074
106,200	@	NII Holdings, Inc.		7,877,916
				22,779,333
		Total Investments in Securities
		(Cost $610,549,143)*	99.1%	$620,366,894
		Other Assets and Liabilities — Net	0.9	5,421,136
		Net Assets	100.0%	$625,788,030

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $615,981,778.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,575,255
		Gross Unrealized Depreciation		(24,190,139)
		Net Unrealized Appreciation		$4,385,116

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 2.7%
452,400	@	BE Aerospace, Inc.	$14,341,080
			14,341,080
		Agriculture: 1.2%
80,900		Loews Corp.	6,116,849
9,100		UST, Inc.	527,618
			6,644,467
		Airlines: 3.0%
243,700	@	AMR Corp.	7,420,665
193,200	@	US Airways Group, Inc. — NEW	8,786,736
			16,207,401
		Apparel: 1.5%
4,600		Columbia Sportswear Co.	286,626
189,620		Guess ?, Inc.	7,677,714
			7,964,340
		Banks: 1.0%
8,300		Northern Trust Corp.	499,162
51,600		PNC Financial Services Group, Inc.	3,713,652
36,100		Synovus Financial Corp.	1,167,474
			5,380,288
		Beverages: 2.4%
134,400		Molson Coors Brewing Co.	12,716,928
			12,716,928
		Biotechnology: 3.8%
22,900	@	Advanced Magnetics, Inc.	1,380,183
220,432	@	Biogen Idec, Inc.	9,782,772
161,000	@	Celgene Corp.	8,446,060
20,900	@	Medimmune, Inc.	760,551
			20,369,566
		Coal: 0.1%
16,400		Consol Energy, Inc.	641,732
			641,732
		Commercial Services: 3.9%
92,800	@	Alliance Data Systems Corp.	5,718,336
19,300	@	Career Education Corp.	588,650
61,900	@	Cenveo, Inc.	1,504,170
52,300	@	Corrections Corp. of America	2,761,963
250,377		Pharmaceutical Product Development, Inc.	8,435,201
57,600	@	TeleTech Holdings, Inc.	2,113,344
			21,121,664
		Computers: 7.5%
97,100	@	Apple, Inc.	9,021,561
1,206,300	@	Brocade Communications Systems, Inc.	11,483,976
39,600	@	Cognizant Technology Solutions Corp.	3,495,492
6,400		Factset Research Systems, Inc.	402,240
126,300	@	Palm, Inc.	2,289,819
264,400	@@	Seagate Technology, Inc.	6,160,520
463,400	@	Western Digital Corp.	7,789,754
			40,643,362
		Cosmetics/Personal Care: 0.4%
61,300	@	Bare Escentuals, Inc.	2,198,831
			2,198,831
		Distribution/Wholesale: 0.4%
127,100		Building Materials Holding Corp.	2,301,781
			2,301,781
		Diversified Financial Services: 1.7%
15,200		Chicago Mercantile Exchange Holdings, Inc.	8,093,392
22,200		T. Rowe Price Group, Inc.	1,047,618
			9,141,010
		Electric: 2.0%
305,064	@	AES Corp.	6,564,977
28,700	@	Allegheny Energy, Inc.	1,410,318
11,300		Constellation Energy Group, Inc.	982,535
21,000		Public Service Enterprise Group, Inc.	1,743,840
			10,701,670
		Electrical Components & Equipment: 3.9%
145,300		Belden Cdt, Inc.	7,786,627
387,400	@	Energy Conversion Devices, Inc.	13,535,756
			21,322,383
		Electronics: 4.4%
276,307	@	Cymer, Inc.	11,480,556
269,000	@	Thermo Electron Corp.	12,575,750
			24,056,306

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Energy — Alternate Sources: 0.1%
7,000	@	Sunpower Corp.	$318,500
			318,500
		Engineering & Construction: 0.0%
3,000	@	Jacobs Engineering Group, Inc.	139,950
			139,950
		Entertainment: 2.4%
133,500		International Game Technology	5,390,730
114,500	@	Penn National Gaming, Inc.	4,857,090
101,400	@	Pinnacle Entertainment, Inc.	2,947,698
			13,195,518
		Food: 0.2%
19,700		Kroger Co.	556,525
234		Seaboard Corp.	528,840
			1,085,365
		Healthcare — Products: 1.3%
72,015	@	Hologic, Inc.	4,150,945
98,400	@	Immucor, Inc.	2,895,912
			7,046,857
		Healthcare — Services: 0.6%
56,800	@	Health Net, Inc.	3,056,408
			3,056,408
		Home Builders: 7.5%
360,500		D.R. Horton, Inc.	7,931,000
243,100		KB Home	10,373,077
252,300		Lennar Corp.	10,649,583
1,300	@	NVR, Inc.	864,500
214,500		Ryland Group, Inc.	9,049,755
40,600		Thor Industries, Inc.	1,599,234
			40,467,149
		Home Furnishings: 0.4%
25,000		Harman International Industries, Inc.	2,402,000
			2,402,000
		Insurance: 3.2%
52,200		Chubb Corp.	2,697,174
18,400		Cigna Corp.	2,624,944
197,100		HCC Insurance Holdings, Inc.	6,070,680
115,100	@	Philadelphia Consolidated Holding Co.	5,063,249
15,154		Radian Group, Inc.	831,652
3,200		Reinsurance Group of America	184,704
			17,472,403
		Iron/Steel: 3.2%
162,792		Allegheny Technologies, Inc.	17,368,278
			17,368,278
		Machinery — Construction & Mining: 1.9%
93,200		Joy Global, Inc.	3,998,280
84,734	@	Terex Corp.	6,080,512
			10,078,792
		Machinery — Diversified: 1.7%
140,871		Manitowoc Co., Inc.	8,949,535
			8,949,535
		Media: 0.3%
33,200	@	EchoStar Communications Corp.	1,441,876
			1,441,876
		Metal Fabricate/Hardware: 1.9%
101,000		Precision Castparts Corp.	10,509,050
			10,509,050
		Mining: 2.8%
43,024	@	RTI International Metals, Inc.	3,915,614
309,354	@	Titanium Metals Corp.	11,099,622
			15,015,236
		Oil & Gas: 3.9%
7,400		Diamond Offshore Drilling	599,030
75,400		Frontier Oil Corp.	2,461,056
38,700		Holly Corp.	2,294,910
81,700	@	Newfield Exploration Co.	3,407,707
69,100		Pioneer Natural Resources Co.	2,978,901
76,700	@	Southwestern Energy Co.	3,143,166
62,700		Tesoro Petroleum Corp.	6,296,961
			21,181,731
		Oil & Gas Services: 3.3%
13,900	@	FMC Technologies, Inc.	969,664
186,500	@	National Oilwell Varco, Inc.	14,507,835
31,600		Smith International, Inc.	1,518,380
10,300		Tidewater, Inc.	603,374
			17,599,253

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.7%
262,114	@	Amylin Pharmaceuticals, Inc.	$9,792,579
17,500	@	Barr Pharmaceuticals, Inc.	811,125
8,500	@	Endo Pharmaceuticals Holdings, Inc.	249,900
73,300	@	Forest Laboratories, Inc.	3,770,552
20,000	@	Gilead Sciences, Inc.	1,530,000
11,000	@	Sepracor, Inc.	512,930
61,900	@	United Therapeutics Corp.	3,328,982
			19,996,068
		Pipelines: 0.2%
4,600		Equitable Resources, Inc.	222,272
8,600		Questar Corp.	767,206
			989,478
		Real Estate: 0.0%
7,700	@	CB Richard Ellis Group, Inc.	263,186
			263,186
		Real Estate Investment Trusts: 1.6%
99,400		Archstone-Smith Trust	5,395,432
82,800		Host Hotels & Resorts, Inc.	2,178,468
9,700		SL Green Realty Corp.	1,330,646
			8,904,546
		Retail: 8.2%
15,600		Abercrombie & Fitch Co.	1,180,608
48,600	@	AnnTaylor Stores Corp.	1,884,708
30,600	@	Cheesecake Factory	815,490
13,900		Circuit City Stores, Inc.	257,567
16,400		Darden Restaurants, Inc.	675,516
32,300	@	DSW, Inc.	1,363,383
73,302		JC Penney Co., Inc.	6,022,492
148,960		Men’s Wearhouse, Inc.	7,008,568
198,300		Nordstrom, Inc.	10,498,002
149,200		OfficeMax, Inc.	7,868,808
21,200		Ross Stores, Inc.	729,280
138,300		TJX Cos., Inc.	3,728,568
30,100	@	Tween Brands, Inc.	1,075,172
17,900		Yum! Brands, Inc.	1,033,904
			44,142,066
		Savings & Loans: 0.2%
56,700		Provident Financial Services, Inc.	989,415
			989,415
		Semiconductors: 6.0%
22,400	@	Integrated Device Technology, Inc.	345,408
14,336		Intersil Corp.	379,761
777,500	@	LSI Logic Corp.	8,117,100
260,300	@	MEMC Electronic Materials, Inc.	15,768,973
142,200	@	Varian Semiconductor Equipment Associates, Inc.	7,590,636
			32,201,878
		Software: 2.7%
68,300	@	Electronic Arts, Inc.	3,439,588
511,300	@	Informatica Corp.	6,866,759
39,400	@	Nuance Communications, Inc.	603,214
64,100		SEI Investments Co.	3,860,743
			14,770,304
		Telecommunications: 2.5%
99,100	@	American Tower Corp.	3,859,945
47,600		Citizens Communications Co.	711,620
29,300	@	Dobson Communications Corp.	251,687
104,000	@	NII Holdings, Inc.	7,714,720
48,600	@	Time Warner Telecom, Inc.	1,009,422
			13,547,394
		Total Common Stock
		(Cost $512,100,536)	538,885,045

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.2%
	U.S. Government Agency Obligations: 0.2%
$1,303,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$1,302,656
	Total Short-Term Investments (Cost $1,302,656)		1,302,656
	Total Investments in Securities (Cost $513,403,192)*	99.9%	$540,187,701
	Other Assets and Liabilities — Net	0.1	376,080
	Net Assets	100.0%	$540,563,781

@	Non-income producing security
@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

*	Cost for federal income tax purposes is $514,553,437.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$40,791,055
	Gross Unrealized Depreciation	(15,156,791)
	Net Unrealized Appreciation	$25,634,264

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 32.2%
		Banks: 1.9%
50,000		Bank of America Corp.	$2,551,000
100,000	@@	HSBC Holdings PLC	1,751,123
13,000		Wachovia Corp.	715,650
			5,017,773
		Chemicals: 1.6%
50,000		Dow Chemical Co.	2,293,000
70,000		Lyondell Chemical Co.	2,097,900
			4,390,900
		Diversified Financial Services: 1.0%
20,000		Citigroup, Inc.	1,026,800
20,000		JP Morgan Chase & Co.	967,600
20,000		SLM Corp.	818,000
			2,812,400
		Electric: 10.5%
40,000		Ameren Corp.	2,012,000
50,000		Centerpoint Energy, Inc.	897,000
20,000		Consolidated Edison, Inc.	1,021,200
15,000		Constellation Energy Group, Inc.	1,304,250
32,000		Dominion Resources, Inc.	2,840,640
60,000		Duke Energy Corp.	1,217,400
16,300		Exelon Corp.	1,119,973
10,900		FirstEnergy Corp.	722,016
17,000		FPL Group, Inc.	1,039,890
11,700		Pinnacle West Capital Corp.	564,525
25,000		Progress Energy, Inc.	1,261,000
53,700		Public Service Enterprise Group, Inc.	4,459,248
100,000		Southern Co.	3,665,000
100,000		TECO Energy, Inc.	1,721,000
65,000		TXU Corp.	4,166,500
			28,011,642
		Gas: 1.8%
40,000		AGL Resources, Inc.	1,708,800
100,000		Atmos Energy Corp.	3,128,000
			4,836,800
		Healthcare — Products: 0.4%
20,000		Johnson & Johnson	1,205,200
			1,205,200
		Mining: 0.4%
2,400	@@	Anglogold Ashanti Ltd. ADR	107,016
30,000	@@	Barrick Gold Corp.	856,500
			963,516
		Miscellaneous Manufacturing: 2.5%
40,000		3M Co.	3,057,200
100,000		General Electric Co.	3,536,000
			6,593,200
		Oil & Gas: 2.8%
30,000	@@	BP PLC ADR	1,942,500
20,000	@@	Canadian Oil Sands Trust	489,563
35,000		Chesapeake Energy Corp.	1,080,800
20,000		Chevron Corp.	1,479,200
35,000		ConocoPhillips	2,392,250
			7,384,313
		Oil & Gas Services: 0.5%
40,000		Halliburton Co.	1,269,600
			1,269,600
		Pharmaceuticals: 3.1%
11,500		Merck & Co., Inc.	507,955
127,800		Mylan Laboratories	2,701,692
200,000		Pfizer, Inc.	5,052,000
			8,261,647
		Pipelines: 1.0%
100,000		Spectra Energy Corp.	2,627,000
			2,627,000
		Real Estate Investment Trusts: 0.3%
29,200		CapitalSource, Inc.	733,796
			733,796
		Retail: 0.3%
27,555		CVS Corp.	940,728
			940,728
		Savings & Loans: 1.1%
70,000		Washington Mutual, Inc.	2,826,600
			2,826,600

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.4%
36,000		Analog Devices, Inc.	$1,241,640
125,000		Intel Corp.	2,391,250
			3,632,890
		Telecommunications: 1.1%
20,000		AT&T, Inc.	788,600
30,000		Verizon Communications, Inc.	1,137,600
34,000	@@	Vodafone Group PLC ADR	913,240
			2,839,440
		Transportation: 0.5%
20,000		United Parcel Service, Inc.	1,402,000
			1,402,000
		Total Common Stock
		(Cost $ 79,010,870 )	85,749,445
PREFERRED STOCK: 9.9%
		Banks: 1.4%
30,000		Credit Suisse	1,965,000
45,000	#, X	Wachovia Bank NA	1,617,300
			3,582,300
		Chemicals: 0.5%
30,000		Huntsman Corp.	1,271,400
			1,271,400
		Diversified Financial Services: 6.4%
70,000		Citigroup Funding, Inc.	2,102,730
65,000		D.R. Horton, Inc.	1,624,071
30,000		E*Trade Financial Corp.	837,300
55,000	#	Goldman Sachs Group, Inc.	2,231,900
70,000		Lehman Brothers Holdings, Inc. - Series AA	1,420,300
35,000		Lehman Brothers Holdings, Inc. - Series CSCO	1,195,250
18,000	#	Merrill Lynch & Co., Inc.	864,587
80,000	#	Morgan Stanley	1,613,600
40,000	#	Morgan Stanley -Series GSF	2,428,400
60,000	#	Morgan Stanley -Series NEM	2,581,200
			16,899,338
		Mining: 0.5%
13,200		Freeport-McMoRan Copper & Gold, Inc.	1,411,212
			1,411,212
		Oil & Gas: 0.7%
7,200		Chesapeake Energy Corp.	1,895,148
			1,895,148
		Pharmaceuticals: 0.4%
20,000		Schering-Plough Corp.	1,177,000
			1,177,000
		Total Preferred Stock
		(Cost $24,939,200)	26,236,398

Principal Amount			Value
CONVERTIBLE BONDS: 1.4%
		Oil & Gas Services: 0.4%
$1,000,000	C	Hanover Compressor Co., 4.750%, due 03/15/08	$975,000
			975,000
		Telecommunications: 1.0%
2,700,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	2,679,750
			2,679,750
		Total Convertible Bonds
		(Cost $3,584,528)	3,654,750
CORPORATE BONDS/NOTES:45.6%
		Advertising: 1.2%
1,000,000	C	Lamar Media Corp., 6.625%, due 08/15/15	980,000
1,900,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,857,250
400,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	427,000
			3,264,250
		Aerospace/Defense: 1.4%
1,325,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	1,344,875
2,000,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	1,952,500
400,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	398,500
			3,695,875
		Agriculture: 0.2%
500,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	526,455
			526,455
		Auto Manufacturers: 0.5%
1,500,000		Ford Motor Co., 7.450%, due 07/16/31	1,168,125
300,000	C	General Motors Corp., 8.375%, due 07/15/33	270,750
			1,438,875

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Auto Parts & Equipment: 0.5%
$1,400,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	$1,379,000
			1,379,000
		Chemicals: 1.6%
1,400,000	C	Chemtura Corp., 6.875%, due 06/01/16	1,361,500
700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	735,000
2,000,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	2,105,000
			4,201,500
		Coal: 1.0%
1,000,000	C	Massey Energy Co., 6.875%, due 12/15/13	953,750
1,500,000	C	Peabody Energy Corp., 7.375%, due 11/01/16	1,586,250
			2,540,000
		Commercial Services: 0.9%
400,000	#, C	Rental Services Corp., 9.500%, due 12/01/14	428,000
2,000,000	C	United Rentals North America, Inc., 7.750%, due 11/15/13	2,065,000
			2,493,000
		Computers: 1.3%
1,800,000	@@, C	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	1,809,000
800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	862,000
800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	877,000
			3,548,000
		Diversified Financial Services: 5.2%
4,000,000		Ford Motor Credit Co., 7.375%, due 10/28/09	3,994,944
2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	2,119,874
2,000,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	1,964,674
2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,791,818
700,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	718,942
400,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	416,500
1,600,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	1,676,000
			13,682,752
		Electric: 1.4%
1,900,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,952,250
1,900,000	C	TXU Corp., 5.550%, due 11/15/14	1,692,288
			3,644,538
		Electronics: 2.3%
2,000,000	@@, C	Flextronics International Ltd., 6.250%, due 11/15/14	1,945,000
1,250,000	@@, #, C	NXP BV, 9.500%, due 10/15/15	1,296,875
2,050,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,875,750
1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	945,000
			6,062,625
		Environmental Control: 2.2%
1,350,000	C	Allied Waste North America, Inc., 6.375%, due 04/15/11	1,353,375
1,000,000	C	Allied Waste North America, Inc., 6.500%, due 11/15/10	1,007,500
2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,518,750
900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	920,250
			5,799,875
		Food: 0.5%
1,300,000	C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,303,250
			1,303,250
		Healthcare — Services: 3.3%
500,000	#, C	DaVita, Inc., 6.625%, due 03/15/13	502,500
1,200,000	C	DaVita, Inc., 6.625%, due 03/15/13	1,206,000
1,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	1,016,250
1,300,000	#, C	HCA, Inc., 9.250%, due 11/15/16	1,405,625
500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	470,000
2,400,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	2,388,000
1,800,000	#, C	US Oncology Holdings, Inc., 9.797%, due 03/15/12	1,827,000
			8,815,375
		Home Builders: 2.8%
1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,121,875
1,200,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	1,134,000
1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,389,864
1,000,000	C	K Hovnanian Enterprises, Inc., 7.500%, due 05/15/16	937,500
1,700,000	C	KB Home, 5.750%, due 02/01/14	1,528,186
1,500,000	C	KB Home, 6.250%, due 06/15/15	1,351,875
			7,463,300
		Household Products/Wares: 0.6%
1,500,000	C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,556,250
			1,556,250
		Lodging: 1.2%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,640,500
1,500,000	C	MGM Mirage, 6.750%, due 04/01/13	1,496,250
			3,136,750
		Machinery — Diversified: 0.4%
1,000,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	1,045,000
			1,045,000
		Media: 3.9%
400,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	408,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$2,500,000	C	CCH I Holdings, LLC, 11.750%, due 05/15/14	$2,406,250
2,000,000	C	CCH I, LLC, 11.000%, due 10/01/15	2,085,000
600,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	636,000
500,000	C	Clear Channel Communications, Inc., 5.500%, due 09/15/14	443,307
600,000	C	Clear Channel Communications, Inc., 5.750%, due 01/15/13	563,278
500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	515,000
2,000,000	#, C	Univision Communications, Inc., 9.750%, due 03/15/15	2,002,500
400,000	C	Viacom, Inc., 6.250%, due 04/30/16	406,197
900,000	C	XM Satellite Radio, Inc., 9.750%, due 05/01/14	912,375
			10,377,907
		Mining: 0.4%
1,000,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,083,750
			1,083,750
		Miscellaneous Manufacturing: 1.1%
1,000,000	#, C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	1,015,000
2,000,000	X	Rexnord Corp., Discount Note, due 02/20/13	1,971,220
			2,986,220
		Oil & Gas: 6.4%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	1,005,000
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,969,999
2,000,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	2,100,000
1,200,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,185,000
2,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	2,010,000
1,700,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,679,374
400,000	C	Pogo Producing Co., 7.875%, due 05/01/13	405,000
2,000,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	2,020,000
2,500,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,525,000
			16,899,373
		Oil & Gas Services: 1.4%
700,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	724,500
1,000,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	1,047,500
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,995,000
			3,767,000
		Packaging & Containers: 0.7%
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,708,500
			1,708,500
		Pipelines: 0.2%
600,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	604,500
			604,500
		Real Estate Investment Trusts: 0.5%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,396,500
			1,396,500
		Semiconductors: 0.7%
1,900,000	#, C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	1,911,875
			1,911,875
		Telecommunications: 1.8%
2,500,000	@@, #, C	Digicel Group Ltd., 8.875%, due 01/15/15	2,431,250
1,500,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,593,750
800,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	823,000
			4,848,000
		Total Corporate Bonds/Notes
		(Cost $118,471,027)	121,180,295
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%
		Federal Home Loan Mortgage Corporation: 1.8%
4,892,384		5.000%, due 10/01/36	4,729,809
			4,729,809
		Federal National Mortgage Association: 0.5%
1,400,503		6.000%, due 03/01/36	1,411,350
			1,411,350
		Total U.S. Government Agency Obligations
		(Cost $6,067,041)	6,141,159

		Total Long-Term Investments
		(Cost $232,072,666)	242,962,047

SHORT-TERM INVESTMENTS: 9.4%
		Foreign Government Securities: 1.0%
40,000	@@, #	Deutsche Bank AG, 10.000%, due 10/03/07	2,633,200
		Total Foreign Government Securities
		(Cost $2,633,200)	2,633,200

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	U.S. Government Agency Obligations: 8.4%
$22,423,000	Fannie Mae, Discount Note, due 04/02/07		$22,423,000
	Total U.S. Government Agency Obligations
	(Cost $22,423,000)		22,423,000
	Total Short-Term Investments
	(Cost $25,056,200)		25,056,200
	Total Investments in Securities
	(Cost $257,128,866)*	100.8%	$268,018,247
	Other Assets and Liabilities — Net	(0.8)	(2,214,764)
	Net Assets	100.0%	$265,803,483

@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$12,199,081
	Gross Unrealized Depreciation		(1,309,700)
	Net Unrealized Appreciation		$10,889,381

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS:57.0%
		Apartments: 7.2%
53,800		Archstone-Smith Trust	$2,920,264
21,300		AvalonBay Communities, Inc.	2,769,000
26,600		BRE Properties, Inc.	1,679,790
13,200		Camden Property Trust	928,092
41,400		Equity Residential	1,996,722
8,000		Home Properties, Inc.	422,480
30	@@	New City Residence Investment Corp.	176,435
10	@@	Nippon Accommodations Fund, Inc.	72,750
39,500		UDR, Inc.	1,209,490
			12,175,023
		Diversified: 16.5%
140,600	@@	British Land Co. PLC	4,240,999
273,400	@, @@	Champion Real Estate Investment Trust	155,188
29,500	@@	Dundee Real Estate Investment Trust	1,014,422
77,500	@@	Hammerson PLC	2,649,813
78	@@	Kenedix Realty Investment Corp.	607,608
11,300	@@	Klepierre	2,187,604
144,900	@@	Land Securities Group PLC	6,123,669
24,900		Liberty Property Trust	1,213,128
41	@, @@	Nomura Real Estate Residential Fund, Inc.	335,404
18,100	@@	Rodamco Europe NV	2,524,300
32,200	@@	Slough Estates PLC	496,651
9,700	@@	Unibail	2,949,038
25,100		Vornado Realty Trust	2,995,434
12,900		Washington Real Estate Investment Trust	482,718
			27,975,976
		Health Care: 2.3%
34,800		Health Care Property Investors, Inc.	1,253,844
34,400		Nationwide Health Properties, Inc.	1,075,344
49,500		Omega Healthcare Investors, Inc.	848,925
18,700		Ventas, Inc.	787,831
			3,965,944
		Hotels: 2.1%
113,944		Host Hotels & Resorts, Inc.	2,997,867
5,000		Strategic Hotel Capital, Inc.	114,350
18,000		Sunstone Hotel Investors, Inc.	490,680
			3,602,897
		Office Property: 9.2%
31,700		BioMed Realty Trust, Inc.	833,710
34,900		Boston Properties, Inc.	4,097,260
20,400		Corporate Office Properties Trust SBI MD	931,872
28,900		Douglas Emmett, Inc.	737,817
107,900	@@	Great Portland Estates PLC	1,648,469
32,900		Highwoods Properties, Inc.	1,299,221
10,600		Kilroy Realty Corp.	781,750
2,700		Maguire Properties, Inc.	96,012
118	@@	Nippon Building Fund, Inc.	1,953,374
17,200		SL Green Realty Corp.	2,359,496
5,100	@@	Societe de la Tour Eiffel	956,435
			15,695,416
		Regional Malls: 7.2%
49,400		General Growth Properties, Inc.	3,189,758
25,700		Macerich Co.	2,373,652
52,500		Simon Property Group, Inc.	5,840,625
12,800		Taubman Centers, Inc.	742,272
			12,146,307
		Shopping Centers: 7.9%
27,900	@@	Calloway Real Estate Investment Trust	673,998
450,600	@@	CapitaMall Trust	1,114,099
26,400		Developers Diversified Realty Corp.	1,660,560
24,500		Federal Realty Investment Trust	2,220,190
116	@@	Japan Retail Fund Investment Corp.	1,142,756

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Shopping Centers (continued)
27,346		Kimco Realty Corp.	$1,332,844
328,200	@@	Link Real Estate Investment Trust	787,387
26,000		Regency Centers Corp.	2,172,300
69,800	@@	RioCan Real Estate Investment Trust	1,501,803
8,200	@@	Vastned Retail NV	836,221
			13,442,158
		Storage: 1.9%
21,000		Extra Space Storage, Inc.	397,740
29,578		Public Storage, Inc.	2,800,149
			3,197,889
		Warehouse/Industrial: 2.7%
15,800		AMB Property Corp.	928,882
81	@@	Japan Logistics Fund, Inc.	742,852
44,400		Prologis	2,882,892
			4,554,626
		Total Real Estate Investment Trusts
		(Cost $82,386,520)	96,756,236
COMMON STOCK: 40.8%
		Healthcare — Services: 0.4%
39,300		Sunrise Senior Living, Inc.	573,246
			573,246
		Real Estate: 40.4%
661,100	@@	Agile Property Holdings Ltd.	648,459
56,500	@@	Allgreen Properties Ltd.	65,025
489,000	@@	Beni Stabili S.p.A.	815,235
29,400		Brookfield Properties Co.	1,184,820
522,100	@@	CapitaLand Ltd.	2,745,271
145,900	@@	Castellum AB	2,107,433
108,916	@@	Centro Properties Group	766,127
131,100	@@	Cheung Kong Holdings Ltd.	1,657,398
36,800	@@	City Developments Ltd.	352,678
93,100	@@	Citycon OYI	730,254
28,800	@, @@	Conwert Immobilien Invest AG	633,649
231,800	@@	DB Rreef Trust	323,407
50,300	@@	Derwent Valley Holdings PLC	2,152,468
7,000	@@	Deutsche Wohnen AG	367,619
16,900	@@	DIC Asset AG	723,114
737,200	@@	GPT Group	2,943,917
245,200	@@	Guangzhou R&F Properties Co., Ltd.	544,041
282,200	@@	Hang Lung Properties Ltd.	996,723
452,900	@@	Hang Lung Properties Ltd.	1,257,358
21,900	@, @@	Hirco PLC	174,107
526,300	@@	Hongkong Land Holdings Ltd.	2,444,389
79,700	@@	Investa Property Group	156,475
7,600	@@	IVG Immobilien AG	364,904
159,600	@@	Keppel Land Ltd.	993,803
275,600	@@	Kerry Properties Ltd.	1,413,461
549,300	@@	Macquarie CountryWide Trust	919,549
450,800	@@	Macquarie Goodman Group	2,547,144
4,000	@@	Mapeley Ltd.	305,795
141,200	@@	Mirvac Group	597,914
240,100	@@	Mitsubishi Estate Co., Ltd.	7,852,237
258,000	@@	Mitsui Fudosan Co., Ltd.	7,542,207
50,600	@, @@	Norwegian Property ASA	600,373
16,400	@, @@	Patrizia Immobilien AG	364,192
349,000	@, @@	Safestore Holdings Ltd.	1,723,813
393,200	@, @@	Shui On Land Ltd.	324,722
88,900	@@	Sponda OYJ	1,536,708
342,900	@@	Stockland	2,259,359
86,400	@@	Sumitomo Realty & Development Co., Ltd.	3,263,345
362,400	@@	Sun Hung Kai Properties Ltd.	4,188,083
562,500	@@	Valad Property Group	927,076
399,200	@@	Westfield Group	6,633,553
207,200	@@	Wing Tai Holdings Ltd.	432,333
			68,580,538
		Total Common Stock
		(Cost $56,848,191)	69,153,784

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Real Estate: 0.0%
28,800	@@	Conwert Immobilien Rights		$—

		Total Rights
		(Cost $—)		—

		Total Investments in Securities
		(Cost $139,234,711)*	97.8%	$165,910,020
		Other Assets and Liabilities — Net	2.2	3,719,953
		Net Assets	100.0%	$169,629,973

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,772,910
		Gross Unrealized Depreciation		(253,326)
		Net Unrealized Appreciation		$21,519,584

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Coal: 1.1%
251,500		Arch Coal, Inc.	$7,718,535
			7,718,535
		Electric: 0.8%
133,631	@	Mirant Corp.	5,406,710
			5,406,710
		Energy — Alternate Sources: 0.6%
687,400	@	Evergreen Energy, Inc.	4,516,218
			4,516,218
		Engineering & Construction: 0.9%
135,350	@	McDermott International, Inc.	6,629,443
			6,629,443
		Investment Companies: 0.3%
469,000	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	2,241,820
			2,241,820
		Iron/Steel: 2.6%
97,700	@@	Arcelor Mittal	5,167,353
61,300		Cleveland-Cliffs, Inc.	3,923,813
58,700		Nucor Corp.	3,823,131
54,600		United States Steel Corp.	5,414,682
			18,328,979
		Metal Fabricate/Hardware: 0.2%
48,900	@, @@, #	TMK OAO GDR	1,613,700
			1,613,700
		Mining: 19.5%
42,600	@@	Aber Diamond Corp.	1,587,276
87,300	@@	Agnico-Eagle Mines Ltd.	3,092,166
98,200	@@	Alcan, Inc.	5,126,040
147,100	@, @@	Banro Corp.	1,604,861
78,700	@@	BHP Billiton Ltd. ADR	3,813,015
186,020	@@	Cameco Corp.	7,621,261
140,846	@@	Cia Vale do Rio Doce ADR	5,209,894
1,219,600	@, @@	Eldorado Gold Corp.	7,130,619
97,100	@@	First Quantum Minerals Ltd.	6,467,726
150,000	@@	First Uranium Corp.	1,422,694
6,400	@, @@	First Uranium Corp. — Canadian Denominated Security	60,702
206,980		Freeport-McMoRan Copper & Gold, Inc.	13,700,006
262,300	@, @@	Frontera Copper Corp.	1,172,341
225,700	@@	Gold Fields Ltd.	4,159,144
263,096	@@	GoldCorp, Inc.	6,319,566
492,000	@	Hecla Mining Co.	4,457,520
273,900	@, @@	Kinross Gold Corp.	3,777,081
2,824,249	@, @@	Lihir Gold Ltd.	7,397,383
61,500	@@	Lonmin PLC	4,029,717
591,600	@, @@	MAG Silver Corp.	4,765,596
262,700	@, @@	Major Drilling Group International	7,147,169
136,600	@	Meridian Gold, Inc.	3,487,398
676,300	@, @@	Paladin Resources Ltd.	5,342,448
287,200	@, @@, #	Polymetal GDR	2,090,816
217,800	@@	Randgold Resources Ltd. ADR	5,207,598
15,900	@@	Rio Tinto PLC ADR	3,622,179
1,048,800	@, @@	Shore Gold, Inc.	6,876,930
1,687,901		Solid Resources Ltd.	1,462,019
137,800	@, @@	SXR Uranium One, Inc.	1,900,196
98,940	@@	Teck Cominco Ltd.	6,886,224
207,200	@@	Yamana Gold, Inc.	2,975,392
			139,912,977
		Oil & Gas: 60.7%
254,900		Cabot Oil & Gas Corp.	17,159,868
1,418,789	@, I	Cano Petroleum, Inc.	6,412,926
381,100		Chevron Corp.	28,186,156
768,100		ConocoPhillips	52,499,633
189,487	@	Delta Petroleum Corp.	4,350,622
61,800	@	Denbury Resources, Inc.	1,841,022
211,500		ENSCO International, Inc.	11,505,600
90,700		EOG Resources, Inc.	6,470,538
596,792	@	EXCO Resources, Inc.	9,894,811
692,400		ExxonMobil Corp.	52,241,580
215,492	@	GeoMet, Inc.	1,900,639
55,422	@	Goodrich Petroleum Corp.	1,863,842
387,300		Hess Corp.	21,483,531
2		Hugoton Royalty Trust	50

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Oil & Gas (continued)
138,400	@, @@	InterOil Corp.		$3,681,440
923,885	@	Kodiak Oil & Gas Corp.		4,822,680
8,600	@@	Lukoil-Spon ADR		741,537
152,600		Marathon Oil Corp.		15,081,458
151,400	@	MV Oil Trust		3,609,376
430,100	@	Newfield Exploration Co.		17,939,471
501,600		Occidental Petroleum Corp.		24,733,896
500,451	@	Parallel Petroleum Corp.		11,485,350
236,769	@, I	PetroHawk Energy Corp.		3,118,248
614,500	@@	Petroleo Brasileiro SA		15,431,845
413,759	@	Petroquest Energy, Inc.		4,836,843
387,600	@	Plains Exploration & Production Co.		17,496,264
181,780	@	Quicksilver Resources, Inc.		7,229,391
21,900		Rowan Cos., Inc.		711,093
215,700	@@	Royal Dutch Shell PLC ADR		14,300,910
350,700	@	Southwestern Energy Co.		14,371,686
70,200		Tesoro Petroleum Corp.		7,050,186
151,400	@@	Total SA ADR		10,564,692
151,600	@, @@, I	Triangle Petroleum Corp.		325,940
68,800	@	Unit Corp.		3,480,592
301,100		Valero Energy Corp.		19,417,939
333,743		XTO Energy, Inc.		18,292,454
				434,534,109
		Oil & Gas Services: 10.5%
649,750	@	Allis-Chalmers Energy, Inc.		10,233,563
65,600	@	Cameron International Corp.		4,119,024
127,900	@	Grant Prideco, Inc.		6,374,536
160,912	@	Hercules Offshore, Inc.		4,225,549
324,428	@	Key Energy Services, Inc.		5,304,398
602,400	@	Particle Drilling Technologies, Inc.		2,379,480
505,400		Schlumberger Ltd.		34,923,140
60,400	@	Superior Energy Services		2,081,988
121,500	@	Weatherford International Ltd.		5,479,650
				75,121,328
		Pipelines: 0.2%
55,100	@	Targa Resources Partners LP		1,598,451
				1,598,451
		Total Common Stock
		(Cost $626,266,685)		697,622,270

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Fund: 2.0%
$14,000,000	**	ING Institutional Prime Money Market Fund		$14,000,000

		Total Mutual Fund
		(Cost $14,000,000)		14,000,000

		Repurchase Agreement: 0.1%
602,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $602,266 to be received upon repurchase (Collateralized by $620,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $634,731, due 11/06/13)		602,000

		Total Repurchase Agreement
		(Cost $602,000)		602,000

		Total Short-Term Investments
		(Cost $14,602,000)		14,602,000

		Total Investments in Securities
		(Cost $640,868,685)*	99.5%	$712,224,270
		Other Assets and Liabilities — Net	0.5	3,937,580
		Net Assets	100.0%	$716,161,850

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $643,984,271 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$83,607,534
	Gross Unrealized Depreciation	(15,367,535)
	Net Unrealized Appreciation	$68,239,999

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Aerospace/Defense: 4.9%
50,500	@	BE Aerospace, Inc.	$1,600,850
25,600		Lockheed Martin Corp.	2,483,712
			4,084,562
		Biotechnology: 2.0%
27,900	@	Genzyme Corp.	1,674,558
			1,674,558
		Commercial Services: 2.1%
45,800	@@	Accenture Ltd.	1,765,132
			1,765,132
		Computers: 13.7%
21,000	@	Apple, Inc.	1,951,110
59,600	@	Cadence Design Systems, Inc.	1,255,176
56,200	@	Dell, Inc.	1,304,402
115,400	@@	Foxconn Technology Co., Ltd.	1,304,619
83,200		Hewlett-Packard Co.	3,339,648
946,500	@@	Lite-On Technology Corp.	1,218,518
155,400	@	Sun Microsystems, Inc.	933,954
			11,307,427
		Distribution/Wholesale: 1.0%
69,200	@	Brightpoint, Inc.	791,648
			791,648
		Electrical Components & Equipment: 2.9%
20,600	@	General Cable Corp.	1,100,658
67,000	@@	Sharp Corp.	1,288,390
			2,389,048
		Electronics: 9.5%
49,600		Amphenol Corp.	3,202,672
185,900	@, @@	Flextronics International Ltd.	2,033,746
395,300	@@	HON HAI Precision Industry Co., Ltd.	2,641,373
			7,877,791
		Healthcare — Products: 2.1%
45,900	@	St. Jude Medical, Inc.	1,726,299
			1,726,299
		Internet: 6.0%
32,200	@	Akamai Technologies, Inc.	1,607,424
7,310	@	Google, Inc.	3,349,150
			4,956,574
		Iron/Steel: 2.4%
19,000		Allegheny Technologies, Inc.	2,027,110
			2,027,110
		Media: 2.8%
474,700	@	Sirius Satellite Radio, Inc.	1,519,040
59,700	@	XM Satellite Radio Holdings, Inc.	771,324
			2,290,364
		Pharmaceuticals: 1.7%
18,600	@	Gilead Sciences, Inc.	1,422,900
			1,422,900
		Semiconductors: 16.2%
70,600		Applied Materials, Inc.	1,293,392
154,700		Intel Corp.	2,959,411
23,600		KLA-Tencor Corp.	1,258,352
76,200		Linear Technology Corp.	2,407,158
35,900		Microchip Technology, Inc.	1,275,527
24,900	@	Nvidia Corp.	716,622
205,500	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,209,125
49,700		Xilinx, Inc.	1,278,781
			13,398,368
		Software: 18.8%
100,700	@	Activision, Inc.	1,907,258
63,400	@	Adobe Systems, Inc.	2,643,780
32,200	@	Autodesk, Inc.	1,210,720
44,900		Automatic Data Processing, Inc.	2,173,160
68,610		First Data Corp.	1,845,609
40,800	@@	Infosys Technologies Ltd. ADR	2,050,200
102,510		Microsoft Corp.	2,856,954
36,200	@@	Satyam Computer Services Ltd. ADR	821,740
			15,509,421
		Telecommunications: 13.1%
57,500	@	ADC Telecommunications, Inc.	962,550
70,200	@@	Alcatel SA ADR	829,764
25,000		AT&T, Inc.	985,750

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
84,800	@	Juniper Networks, Inc.		$1,668,864
42,200	@@	Nokia OYJ ADR		967,224
58,480		Qualcomm, Inc.		2,494,757
33,800	@@	Telefonaktiebolaget LM Ericsson ADR		1,253,642
61,800	@@	Vodafone Group PLC ADR		1,659,948
				10,822,499
		Total Common Stock
		(Cost $77,103,835)		82,043,701

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.5%
$400,000	**	ING Institutional Prime Money Market Fund		$400,000

		Total Mutual Fund
		(Cost $400,000)		400,000

		Repurchase Agreement: 0.3%
244,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $244,109 to be received upon repurchase (Collateralized by $243,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $249,859, due 04/15/15)		244,000

		Total Repurchase Agreement
		(Cost $244,000)		244,000

		Total Short-Term Investments
		(Cost $644,000)		644,000

		Total Investments in Securities
		(Cost $77,747,835)*	100.0%	$82,687,701
		Other Assets and Liabilities — Net	(0.0)	(21,945)
		Net Assets	100.0%	$82,665,756

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is $77,748,748.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,495,990
	Gross Unrealized Depreciation	(1,557,037)
	Net Unrealized Appreciation	$4,938,953

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Belgium: 1.4%
34,251		InBev NV	$2,485,267
			2,485,267
		Brazil: 3.2%
216,100	@	NET Servicos de Comunicacao SA	2,924,267
32,582		Uniao de Bancos Brasileiros SA GDR	2,849,622
			5,773,889
		Canada: 4.3%
90,700	L	Agnico-Eagle Mines Ltd.	3,212,594
591,600	@	Bombardier, Inc. — Class B	2,387,922
211,291	@, L	Silver Wheaton Corp.	2,003,039
			7,603,555
		France: 6.3%
17,429	@	Alstom	2,265,775
18,500	L	Groupe Danone	3,026,845
29,370		LVMH Moet Hennessy Louis Vuitton SA	3,262,144
16,555		PPR	2,657,813
			11,212,577
		Germany: 3.5%
15,067		Allianz AG	3,088,364
34,400		Wincor Nixdorf AG	3,231,269
			6,319,633
		Greece: 1.7%
95,480		Alpha Bank AE	3,013,431
			3,013,431
		Hong Kong: 5.5%
4,406,000		China Power International Development Ltd.	2,130,256
1,222,000		Kowloon Development Co., Ltd.	2,342,774
860,000		Li & Fung Ltd.	2,689,427
1,192,000	L	New World Development Ltd.	2,692,129
			9,854,586
		India: 2.3%
36,128		Bajaj Auto Ltd.	2,009,765
392,110		Cipla Ltd.	2,125,034
			4,134,799
		Ireland: 1.6%
67,496		CRH PLC	2,893,250
			2,893,250
		Italy: 5.1%
92,700	L	Banco Popolare di Verona e Novara Scrl	2,887,227
66,721		Finmeccanica S.p.A.	2,005,596
439,400		UniCredito Italiano S.p.A.	4,184,066
			9,076,889
		Japan: 15.4%
58,900	L	Aeon Mall Co., Ltd.	1,721,162
147,100		Chugai Pharmaceutical Co., Ltd.	3,713,068
47,400		Itochu Techno-Solutions Corp.	2,264,705
1,614	L	Monex Beans Holdings, Inc.	1,485,998
38,100		Murata Manufacturing Co., Ltd.	2,767,078
37,000		Nidec Corp.	2,374,629
170,100		Pioneer Corp.	2,217,131
92,100		Seven & I Holdings Co., Ltd.	2,792,097
48,750	L	Takefuji Corp.	1,952,401
6,009		Yahoo! Japan Corp.	2,065,486
43,940		Yamada Denki Co., Ltd.	4,075,975
			27,429,730
		Russia: 2.2%
48,966		OAO Gazprom ADR	2,050,451
855,826		TNK-BP Holding	1,874,259
			3,924,710
		Singapore: 1.3%
209,900	@, L	Flextronics International Ltd.	2,296,306
			2,296,306
		South Africa: 1.3%
448,548		Aspen Pharmacare Holdings Ltd.	2,284,392
			2,284,392
		Sweden: 6.4%
135,437		Assa Abloy AB	3,118,180
171,000		Nordea Bank AB	2,731,908
105,100		Sandvik AB	1,871,760
1,002,000		Telefonaktiebolaget LM Ericsson	3,714,697
			11,436,545

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Switzerland: 6.9%
159,916		ABB Ltd.		$2,751,599
38,750		Roche Holding AG		6,883,406
9,600	L	Zurich Financial Services AG		2,776,088
				12,411,093
		Taiwan: 3.0%
403,200		HON HAI Precision Industry Co., Ltd.		2,694,161
3,271,317		Taiwan Cement Corp.		2,750,642
				5,444,803
		Turkey: 1.4%
676,000	@	Turk Sise Ve Cam Fabrikalari		2,544,945
				2,544,945
		United Kingdom: 19.8%
116,200		Anglo American PLC		6,136,203
1,273,931		ARM Holdings PLC		3,357,768
282,483		Capita Group PLC		3,798,563
250,200		Diageo PLC		5,071,714
793,692		Hays PLC		2,446,246
130,000		HSBC Holdings PLC		2,276,460
69,936		Imperial Tobacco Group PLC		3,136,696
948,980		Legal & General Group PLC		2,978,735
299,687		Reuters Group PLC		2,753,984
218,666		WPP Group PLC		3,320,162
				35,276,531
		United States: 2.5%
80,900		Monsanto Co.		4,446,264
				4,446,264
		Total Common Stock
		(Cost $146,596,541)		169,863,195
EXCHANGE-TRADED FUNDS: 4.1%
		Japan: 4.1%
49,240		Nomura ETF — Nikkei 225 Exchange Traded Fund		7,320,815

		Total Exchange-Traded Funds
		(Cost $7,353,015)		7,320,815

		Total Long-Term Investments
		(Cost $153,949,556)		177,184,010

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.0%
		Mutual Funds: 0.1%
$100,000	**	ING Institutional Prime Money Market Fund		$100,000

		Total Mutual Funds
		(Cost $100,000)		100,000

		Securities Lending Collateralcc: 10.9%
19,554,984		The Bank of New York Institutional Cash Reserves Fund		19,554,984

		Total Securities Lending Collateral
		(Cost $19,554,984)		19,554,984

		Total Short-Term Investments
		(Cost $19,654,984)		19,654,984

		Total Investments in Securities
		(Cost $173,604,540)*	110.2%	$196,838,994
		Other Assets and Liabilities — Net	(10.2)	(18,270,971)
		Net Assets	100.0%	$178,568,023

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $ 173,614,466 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,374,902
	Gross Unrealized Depreciation	(3,150,374)
	Net Unrealized Appreciation	$23,224,528

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of March 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.9%
Aerospace/Defense	1.1
Agriculture	1.8
Banks	10.0
Beverages	4.2
Building Materials	3.2
Chemicals	2.5
Commercial Services	3.5
Computers	3.1
Distribution/Wholesale	1.5
Diversified Financial Services	1.1
Electric	1.2
Electronics	4.3
Engineering & Construction	1.5
Food	1.7
Hand/Machine Tools	2.4
Healthcare - Products	1.3
Holding Companies - Diversified	1.8
Home Furnishings	1.2
Housewares	1.4
Insurance	5.0
Internet	2.0
Leisure Time	1.1
Machinery - Diversified	1.3
Media	3.2
Metal Fabricate/Hardware	1.7
Mining	6.4
Miscellaneous Manufacturing	1.3
Oil & Gas	2.2
Pharmaceuticals	7.1
Real Estate	3.8
Retail	5.3
Semiconductors	1.9
Telecommunications	2.1
Other Long-Term Investments	4.1
Short-Term Investments	11.0
Other Assets and Liabilities - Net	(10.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Auto Manufacturers: 0.4%
53,929	@@	Tata Motors Ltd. ADR	$874,189
			874,189
		Banks: 5.6%
83,369	@@	ICICI Bank Ltd.	1,612,700
117,776	@@	ICICI Bank Ltd. ADR	4,328,268
455	@@	Mitsubishi UFJ Financial Group, Inc.	5,126,356
386	@@	Mizuho Financial Group, Inc.	2,479,538
			13,546,862
		Building Materials: 4.8%
125,810	@, @@	Cemex SA de CV ADR	4,120,278
217,990	@@	Gujarat Ambuja Cements Ltd.	533,681
658,955	@@	Gujarat Ambuja Cements Ltd. GDR	1,680,335
118,740		Masco Corp.	3,253,476
46,425	@	USG Corp.	2,167,119
			11,754,889
		Commercial Services: 0.2%
5,640		Moody’s Corp.	350,018
156,627	@@	Sydney Roads Group	170,985
			521,003
		Computers: 5.4%
375,670	@	Ceridian Corp.	13,088,343
			13,088,343
		Diversified Financial Services: 6.9%
91,860	@	E*Trade Financial Corp.	1,949,269
50,054		JP Morgan Chase & Co.	2,421,613
24,140		Merrill Lynch & Co., Inc.	1,971,514
6,252	@@	Reliance Capital Ltd.	95,804
253,785		SLM Corp.	10,379,807
			16,818,007
		Electric: 6.4%
1,911,226	@@	Datang International Power Generation Co., Ltd.	1,802,936
81,765	@	NRG Energy, Inc.	5,890,351
686,118	@@	NTPC Ltd.	2,365,224
9,378	@@	Reliance Energy Ltd.	106,138
1,597,300	@@	Tenaga Nasional BHD	5,267,749
			15,432,398
		Engineering & Construction: 1.5%
40,610	@@	Larsen & Toubro Ltd.	1,508,268
653,169	@@	Macquarie Airports Management Ltd.	2,106,289
			3,614,557
		Entertainment: 0.4%
225,913	@@	EMI Group PLC	1,015,272
			1,015,272
		Food: 1.2%
220,539	@@	Cadbury Schweppes PLC	2,834,531
			2,834,531
		Forest Products & Paper: 5.3%
80,454	@@, #, X	Ballarpur Industries Ltd. GDR	992,602
211,149	@, @@	Domtar Corp.	1,965,799
77,285		Plum Creek Timber Co., Inc.	3,046,575
92,453		Weyerhaeuser Co.	6,909,937
			12,914,913
		Healthcare — Services: 6.9%
225,425	@	Coventry Health Care, Inc.	12,635,071
76,075		Manor Care, Inc.	4,135,437
			16,770,508
		Household Products/Wares: 1.2%
54,173	@@	Reckitt Benckiser PLC	2,825,063
			2,825,063
		Insurance: 2.0%
581	@	Berkshire Hathaway, Inc.	2,114,840
22,040		Loews Corp.	1,001,277
25,525		MBIA, Inc.	1,671,632
			4,787,749
		Investment Companies: 1.0%
812,000	@@	Macquarie Infrastructure Group	2,517,714
			2,517,714
		Lodging: 3.7%
11,895		Harrah’s Entertainment, Inc.	1,004,533
29,065	@, @@	Home Inns & Hotels Management, Inc. ADR	1,056,222
78,700		Station Casinos, Inc.	6,813,059
			8,873,814

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery — Diversified: 0.2%
12,165		Graco, Inc.	$476,381
			476,381
		Media: 9.8%
320,930	@@	British Sky Broadcasting PLC	3,567,693
1,850	@@	Grupo Televisa SA ADR	55,130
337,061	@	Liberty Global, Inc.	11,099,419
41,371	@	Liberty Global, Inc. — Series C	1,267,607
35,790	@	Liberty Media Holding Corp.	3,958,016
81,270		News Corp., Inc. — Class A	1,878,962
47,215		News Corp., Inc. — Class B	1,155,351
76,850	@	Playboy Enterprises, Inc.	790,787
6,193	@, @@	TVSL SA	1
			23,772,966
		Metal Fabricate/Hardware: 0.7%
243,315	@@	Bharat Forge Ltd.	1,757,510
			1,757,510
		Mining: 1.4%
51,185	@@	Cia Vale do Rio Doce ADR	1,893,333
121,310	@, @@	Ivanhoe Mines Ltd.	1,392,639
			3,285,972
		Miscellaneous Manufacturing: 0.9%
67,558	@@	Tyco International Ltd.	2,131,455
			2,131,455
		Oil & Gas: 5.2%
57,980		Chesapeake Energy Corp.	1,790,422
112,585	@	Forest Oil Corp.	3,756,961
45,368	@	Mariner Energy, Inc.	867,890
54,646	@@, #	Reliance Industries — Spons GDR	3,431,769
24,327	@@	SK Corp.	2,382,617
6,115	@@	Suncor Energy, Inc.	466,880
			12,696,539
		Packaging & Containers: 5.4%
507,390	@	Owens-Illinois, Inc.	13,075,440
			13,075,440
		Pipelines: 2.8%
66,642	@@	Enbridge, Inc.	2,173,874
91,262	@	Kinder Morgan Management, LLC	4,676,265
			6,850,139
		Real Estate: 11.0%
1,030,000	@@	CapitaLand Ltd.	5,415,876
201,000	@@	Mitsubishi Estate Co., Ltd.	6,573,510
1,583,000	@@	New World Development Ltd.	3,575,202
210,870		St. Joe Co.	11,030,610
			26,595,198
		Real Estate Investment Trusts: 3.4%
51,665		Prologis	3,354,608
41,940		Vornado Realty Trust	5,005,120
			8,359,728
		Retail: 2.3%
361,771	@@	Pantaloon Retail India Ltd.	3,245,226
24,660	@@	Yamada Denki Co., Ltd.	2,287,518
			5,532,744
		Semiconductors: 0.6%
82,250	@	Cypress Semiconductor Corp.	1,525,738
			1,525,738
		Software: 1.2%
116,560		CA, Inc.	3,020,070
			3,020,070
		Transportation: 0.3%
59,880	@@, #	All America Latina Logistica SA GDR	731,087
			731,087
		Total Common Stock
		(Cost $196,254,180)	238,000,779

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
Retail: 0.0%
$25,000	C, I, X	Ames Department Stores, Inc., Discount Note, due 04/15/06	$—
		Total Corporate Bonds/Notes (Cost $ 11,111)	—
		Total Long-Term Investments (Cost $196,265,291)	238,000,779

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.0%
	U.S. Government Agency Obligations: 4.0%
$9,700,000	Federal Home Loan Bank, 5.000%, due 04/02/07		$9,697,306
	Total Short-Term Investments (Cost $9,697,306)		9,697,306
	Total Investments in Securities (Cost $205,962,597)*	102.1%	$247,698,085
	Other Assets and Liabilities — Net	(2.1)	(5,111,402)
	Net Assets	100.0%	$242,586,683
@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $206,235,704.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$45,470,789
	Gross Unrealized Depreciation		(4,008,408)
	Net Unrealized Appreciation		$41,462,381

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Austria: 1.5%
84,200		Raiffeisen International Bank Holding AG	$11,940,967
			11,940,967
		Brazil: 12.2%
187,050		Cia de Bebidas das Americas ADR	10,280,268
20,330		Cia de Bebidas das Americas ADR — Class C	1,060,210
1,131,800		Cia Vale do Rio Doce ADR	35,402,704
89,080	L	Gol Linhas Aereas Inteligentes SA ADR	2,710,704
331,400		Perdigao SA	4,439,470
483,119		Petroleo Brasileiro SA ADR	43,166,683
			97,060,039
		Chile: 1.0%
163,050		Banco Santander Chile SA ADR	8,131,304
			8,131,304
		China: 1.1%
1,884,000		Anhui Conch Cement Co., Ltd.	6,675,239
1,384,000	L	Tsingtao Brewery Co., Ltd.	2,334,178
			9,009,417
		Egypt: 3.7%
169,400		Orascom Construction Industries	8,472,627
306,270		Orascom Telecom Holding SAE	21,159,528
			29,632,155
		Hong Kong: 5.9%
2,744,500		China Mobile Ltd.	24,686,663
1,063,900		Esprit Holdings Ltd.	12,466,772
4,319,000	L	GOME Electrical Appliances Holdings Ltd.	4,793,101
1,582,000		Yue Yuen Industrial Holdings	5,355,266
			47,301,802
		Hungary: 1.6%
103,365	L	OTP Bank Nyrt GDR	9,457,040
19,524	L	Richter Gedeon Nyrt GDR	3,538,725
			12,995,765
		India: 7.0%
314,120		HDFC Bank Ltd. ADR	20,245,034
169,900		Infosys Technologies Ltd. ADR	8,537,475
24,579	@, #, L	Reliance Capital Ltd. GDR	377,917
496,798	@, #, L, X	Reliance Communication Ltd. GDR	4,799,069
12,289	#, L	Reliance Energy Ltd. GDR	419,180
333,599	#, L	Reliance Industries — Spons GDR	20,950,017
245,199	@, #, L, X	Reliance Natural Resources Ltd. GDR	250,103
1		Tata Motors Ltd. ADR	16
			55,578,811
		Indonesia: 2.3%
9,909,500		Bank Rakyat Indonesia	5,451,748
212,870		Telekomunikasi Indonesia Tbk PT ADR	9,183,212
5,993,500		Unilever Indonesia Tbk PT	3,720,319
			18,355,279
		Israel: 2.0%
436,800	L	Teva Pharmaceutical Industries Ltd. ADR	16,349,424
			16,349,424
		Luxembourg: 1.5%
263,475	L	Tenaris SA ADR	12,093,503
			12,093,503
		Malaysia: 0.9%
517,600		British American Tobacco Malaysia Bhd	6,882,652
			6,882,652
		Mexico: 10.1%
763,300		America Movil SA de CV ADR	36,478,107
65,700		Fomento Economico Mexicano SA de CV ADR	7,252,623
1		Grupo Aeroportuario del Sureste SA de CV ADR	47
3,319,600		Grupo Financiero Banorte SA de CV	15,728,497
4,988,160		Wal-Mart de Mexico SA de CV	21,297,940
			80,757,214
		Russia: 5.6%
95,620	L	Mobile Telesystems Finance SA ADR	5,350,895
221,567	L	OAO Gazprom ADR	9,278,797
6,386		Sberbank RF	22,556,565
81,920	@, L	Vimpel-Communications OAO ADR	7,769,293
			44,955,550
		South Africa: 12.0%
2,126,517		African Bank Investments Ltd.	8,869,951
2,027,138		FirstRand Ltd.	6,838,562
648,496	L	Impala Platinum Holdings Ltd.	20,348,857

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		South Africa (continued)
210,032		Imperial Holdings Ltd.	$4,381,927
750,484		Massmart Holdings Ltd.	8,718,211
1,491,000		MTN Group Ltd.	20,193,536
4,066,700	L	Network Healthcare Holdings Ltd.	7,742,503
1,146,698		RMB Holdings Ltd.	5,678,218
4,013,138	L	Steinhoff International Holdings Ltd.	12,913,245
			95,685,010
		South Korea: 17.8%
101,690		Hyundai Mobis	8,725,370
143,290		Hyundai Motor Co.	10,031,940
245,246		Kookmin Bank	22,053,867
482,549	#, L	KT&G Corp. GDR	15,775,444
43,150		Posco	17,988,561
65,663		Samsung Electronics Co., Ltd.	39,149,825
39,493		Shinsegae Co., Ltd.	22,631,995
241,240		SK Telecom Co., Ltd. ADR	5,649,841
			142,006,843
		Taiwan: 5.6%
1		Chinatrust Financial Holding Co., Ltd.	1
3,107,398		HON HAI Precision Industry Co., Ltd.	20,763,467
885,000		President Chain Store Corp.	2,163,106
1,379,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,806,308
1,789,439	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,236,469
			44,969,351
		Turkey: 2.4%
535,092		Akbank TAS	3,556,922
222,026		Anadolu Efes Biracilik Ve Malt Sanayii AS	7,260,285
635,953	@	Migros Turk TAS	8,096,924
			18,914,131
		United Kingdom: 0.9%
136,541		Anglo American PLC	7,210,356
			7,210,356
		Total Common Stock
		(Cost $505,917,770)	759,829,573
PREFERRED STOCK: 2.5%
		Brazil: 2.5%
566,250		Banco Itau Holding Financeira SA	19,760,896
		Total Preferred Stock (Cost $13,035,619)	19,760,896
		Total Long-Term Investments (Cost $518,953,389)	779,590,469

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.5%
	U.S. Government Agency Obligations: 1.6%
$12,942,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$12,938,584
	Total U.S. Government Agency Obligations (Cost $12,938,584)		12,938,584
	Securities Lending Collateralcc: 8.9%
71,084,549	The Bank of New York Institutional Cash Reserves Fund		71,084,549
	Total Securities Lending Collateral (Cost $71,084,549)		71,084,549
	Total Short-Term Investments (Cost $84,023,133)		84,023,133
	Total Investments in Securities (Cost $602,976,522)*	108.1%	$863,613,602
	Other Assets and Liabilities — Net	(8.1)	(64,543,058)
	Net Assets	100.0%	$799,070,544

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

*	Cost for federal income tax purposes is $611,601,856.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 252,831,609
	Gross Unrealized Depreciation	(819,863)
	Net Unrealized Appreciation	$ 252,011,746

Industry	Percentage of Net Assets
Agriculture	2.8%
Airlines	0.3
Apparel	0.7
Auto Manufacturers	1.2
Auto Parts & Equipment	1.1
Banks	16.3
Beverages	3.5
Building Materials	0.8
Distribution/Wholesale	1.6
Diversified Financial Services	3.8
Electric	0.0
Electronics	2.6
Engineering & Construction	1.1
Food	1.6
Gas	0.0
Healthcare - Services	1.0
Holding Companies - Diversified	0.5
Home Furnishings	1.6
Household Products/Wares	0.5
Iron/Steel	3.8
Mining	7.9
Oil & Gas	9.2
Pharmaceuticals	2.5
Retail	7.5
Semiconductors	7.7
Software	1.1
Telecommunications	16.9
Short-Term Investments	10.5
Other Assets and Liabilities - Net	(8.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 0.8%
7,800		Catalina Marketing Corp.	$246,324
20,900	@	inVentiv Health, Inc.	800,261
36,400	L	R.H. Donnelley Corp.	2,580,396
			3,626,981
		Aerospace/Defense: 2.7%
5,600	@, L	AAR Corp.	154,336
26,100	@, L	Alliant Techsystems, Inc.	2,294,712
15,200	@, L	BE Aerospace, Inc.	481,840
7,000		Curtiss-Wright Corp.	269,780
23,700	@, L	Esterline Technologies Corp.	973,359
10,500	L	Heico Corp.	383,145
11,700	@	K&F Industries Holdings, Inc.	315,081
12,600		Kaman Corp.	293,706
58,050	@	Moog, Inc.	2,417,783
7,700	@	Orbital Sciences Corp.	144,298
106,500	@	TransDigm Group, Inc.	3,874,470
3,700		Triumph Group, Inc.	204,758
4,500	L	United Industrial Corp.	248,400
			12,055,668
		Agriculture: 0.4%
145,900	@, L	Alliance One International, Inc.	1,346,657
6,800		Universal Corp.	417,180
			1,763,837
		Airlines: 0.7%
8,800	@	Alaska Air Group, Inc.	335,280
12,000	@	Allegiant Travel Co.	378,000
51,700	@	ExpressJet Holdings, Inc.	301,928
52,200	@	Republic Airways Holdings, Inc.	1,198,512
26,200		Skywest, Inc.	702,946
			2,916,666
		Apparel: 2.4%
30,300	L	Columbia Sportswear Co.	1,887,993
7,700	@, L	Deckers Outdoor Corp.	546,854
53,600		Guess ?, Inc.	2,170,264
38,100	@	Gymboree Corp.	1,526,667
24,900		Kellwood Co.	730,317
35,200	@	Maidenform Brands, Inc.	812,064
2,900		Oxford Industries, Inc.	143,376
13,300	@	Perry Ellis International, Inc.	425,467
20,500		Phillips-Van Heusen	1,205,400
20,700	@	Skechers USA, Inc.	694,899
13,800		Steven Madden Ltd.	402,960
			10,546,261
		Auto Manufacturers: 0.9%
14,500	@, L	Navistar International Corp.	663,375
56,000		Oshkosh Truck Corp.	2,968,000
10,900	L	Wabash National Corp.	168,078
			3,799,453
		Auto Parts & Equipment: 0.4%
15,100	@	Accuride Corp.	220,460
19,500	@	Aftermarket Technology Corp.	473,460
14,900	L	ArvinMeritor, Inc.	271,925
5,100	@	Miller Industries, Inc.	111,231
36,500	@	Tenneco, Inc.	929,290
			2,006,366
		Banks: 6.4%
2,900		1st Source Corp.	75,893
38,800		Alabama National Bancorp.	2,747,428
9,700		Amcore Financial, Inc.	307,975
6,600		Ameris Bancorp.	161,568
1,440	L	Associated Banc-Corp.	48,384
1,600		Bancfirst Corp.	74,160
9,025		Bank of Granite Corp.	161,728
1,100		Camden National Corp.	47,740
2,760		Capital Corp. of the West	73,278
7,600		Capitol Bancorp., Ltd.	280,060
4,600	L	Cardinal Financial Corp.	45,908
6,900		Center Financial Corp.	136,413
11,000	L	Central Pacific Financial Corp.	402,270
4,570		Chemical Financial Corp.	136,140
4,407		Citizens Banking Corp.	97,659

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
9,350		City Bank	$300,229
6,800		City Holding Co.	275,060
1,100		Columbia Bancorp.	26,411
7,000		Columbia Banking System, Inc.	236,110
5,700	@	Community Bancorp.	175,275
17,000		Community Bank System, Inc.	355,640
4,370		Community Trust Bancorp., Inc.	158,325
50,700	L	Corus Bankshares, Inc.	864,942
29,300		East-West Bancorp., Inc.	1,077,361
1,100	L	Enterprise Financial Services Corp.	30,800
33,200	@@, L	First Bancorp.	440,232
29,200	L	First Community Bancorp., Inc.	1,650,968
2,000		First Community Bancshares, Inc.	78,000
10,200	@	First Regional Bancorp.	302,940
7,450		First Republic Bank	400,065
3,800		FNB Corp.	136,154
9,125		Glacier Bancorp., Inc.	219,365
3,600		Great Southern Bancorp., Inc.	105,408
11,900		Greater Bay Bancorp.	319,991
2,300		Greene County Bancshares, Inc.	77,993
32,600	L	Hancock Holding Co.	1,433,748
50,000		Hanmi Financial Corp.	953,000
4,400		Heritage Commerce Corp.	112,156
3,100		Horizon Financial Corp.	68,448
22,025		IBERIABANK Corp.	1,225,912
16,219		Independent Bank Corp.	330,381
11,300		International Bancshares Corp.	335,271
7,600	@	Intervest Bancshares Corp.	218,120
4,100		ITLA Capital Corp.	213,282
6,600		Lakeland Financial Corp.	149,820
2,553		Macatawa Bank Corp.	46,975
4,300		MB Financial Corp.	154,843
6,551		Mercantile Bank Corp.	212,776
43,300		Nara Bancorp., Inc.	758,183
6,700		NBT Bancorp., Inc.	156,981
12,310	@@	Oriental Financial Group	145,012
10,100	L	Pacific Capital Bancorp.	324,412
6,600		Peoples Bancorp., Inc.	174,306
2,090		Premierwest Bancorp.	28,236
11,500	L	PrivateBancorp, Inc.	420,440
41,200	@, @@	R&G Financial Corp.	206,000
2,100		Renasant Corp.	51,828
1,157		Republic Bancorp., Inc.	26,160
2,200	@@, L	Santander Bancorp.	38,742
1,000	L	Sierra Bancorp.	28,060
3,600		Simmons First National Corp.	108,252
2,090		Smithtown Bancorp., Inc.	54,340
13,700		Southwest Bancorp., Inc.	351,953
51,250		Sterling Bancshares, Inc.	572,975
16,400		Sterling Financial Corp.	511,516
59,335		SY Bancorp., Inc.	1,475,068
7,100		Taylor Capital Group, Inc.	248,500
3,700		Trico Bancshares	87,579
7,632		Umpqua Holdings Corp.	204,309
81,100		United Bankshares, Inc.	2,840,933
2,200	@, L	Virginia Commerce Bancorp.	47,630
79,054	@@, L	W Holding Co., Inc.	395,270
17,300		West Coast Bancorp.	553,081
17,200	L	Westamerica Bancorp.	828,524
8,100	@, L	Western Alliance Bancorp.	251,424
9,400		Wilshire Bancorp., Inc.	154,160
			28,526,479
		Beverages: 0.1%
13,700	@, L	National Beverage Corp.	240,298
			240,298
		Biotechnology: 1.6%
10,200	@, L	Alexion Pharmaceuticals, Inc.	441,048
19,300	@, L	Arena Pharmaceuticals, Inc.	209,598
2,400	@, L	Bio-Rad Laboratories, Inc.	167,616
13,100	@, L	Cell Genesys, Inc.	55,020
7,600	@, L	Diversa Corp.	59,356
74,100	@, L	Exelixis, Inc.	736,554
12,900	@, L	GTx, Inc.	263,160
20,100	@, L	Human Genome Sciences, Inc.	213,462
19,200	@, L	Illumina, Inc.	562,560
21,600	@, L	Incyte Corp.	142,344
9,200	@, L	Integra LifeSciences Holdings Corp.	419,336
17,600	@, L	Keryx Biopharmaceuticals, Inc.	185,152

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
20,800	@, L	Lifecell Corp.	$519,376
9,200	@, L	Martek Biosciences Corp.	189,704
11,500	@	Medivation, Inc.	216,890
55,400	@, L	Myriad Genetics, Inc.	1,909,084
37,400	@, L	Nektar Therapeutics	488,444
21,500	@	Regeneron Pharmaceuticals, Inc.	464,830
10,400	@, L	Telik, Inc.	56,472
			7,300,006
		Building Materials: 1.7%
269,700		Comfort Systems USA, Inc.	3,231,006
8,650		Gibraltar Industries, Inc.	195,663
70,000	@, L	NCI Building Systems, Inc.	3,341,800
15,000	L	Universal Forest Products, Inc.	743,250
20,400	@, L	US Concrete, Inc.	159,528
			7,671,247
		Chemicals: 2.3%
60,700		Airgas, Inc.	2,558,505
54,000		Albemarle Corp.	2,232,360
5,200		Balchem Corp.	91,936
8,000	L	Georgia Gulf Corp.	129,680
25,900		HB Fuller Co.	706,293
34,400	@	Hercules, Inc.	672,176
7,600		Kronos Worldwide, Inc.	246,316
8,500		NewMarket Corp.	345,695
6,900	@	Pioneer Cos., Inc.	190,716
5,700		Schulman A, Inc.	134,292
19,300	L	Spartech Corp.	566,262
61,910	L	UAP Holding Corp.	1,600,374
30,200	@, L	WR Grace & Co.	797,884
			10,272,489
		Commercial Services: 4.5%
20,400		Advance America Cash Advance Centers, Inc.	313,956
91,800	@	AMN Healthcare Services, Inc.	2,076,516
100,600	@, L	BearingPoint, Inc.	770,596
18,800	@	Capella Education Co.	630,552
14,300	@	Consolidated Graphics, Inc.	1,058,915
1,400	@	CRA International, Inc.	73,052
73,500	L	Deluxe Corp.	2,464,455
40,428	@	Dollar Financial Corp.	1,022,828
22,300	@	First Consulting Group, Inc.	202,930
12,500	@, L	Gartner, Inc.	299,375
14,450	@	Geo Group, Inc.	654,874
3,100		Gevity HR, Inc.	61,194
11,600	@	Heidrick & Struggles International, Inc.	562,020
115,700	@	Hudson Highland Group, Inc.	1,803,763
77,200	L	Interactive Data Corp.	1,910,700
3,500	@	Kendle International, Inc.	124,320
49,000	@	Kforce, Inc.	674,730
19,800	@	Korn/Ferry International	454,212
21,500	@, L	Labor Ready, Inc.	408,285
9,900	@, L	Morningstar, Inc.	511,236
16,400	@, L	Navigant Consulting, Inc.	324,064
49,700	@, L	Rent-A-Center, Inc.	1,390,606
12,700	@, L	Spherion Corp.	112,014
32,500	@	TeleTech Holdings, Inc.	1,192,425
9,100	@, L	Valassis Communications, Inc.	156,429
11,900	@	Vertrue, Inc.	572,509
8,450	@, L	Volt Information Sciences, Inc.	221,306
			20,047,862
		Computers: 2.5%
24,600		Agilysys, Inc.	552,762
4,500	@	Ansoft Corp.	142,380
116,550	@, L	Brocade Communications Systems, Inc.	1,109,556
48,500	@	CACI International, Inc.	2,272,710
36,000	@	Ciber, Inc.	283,320
7,600	@	Covansys Corp.	187,568
7,300	@, L	Echelon Corp.	76,942
3,700	@	Electronics for Imaging	86,765
24,300	@, L	Gateway, Inc.	53,217
15,200		Imation Corp.	613,776
3,800	@	InterVoice, Inc.	25,232
8,900	@	Kronos, Inc.	476,150
10,800	@, L	Magma Design Automation, Inc.	129,168
4,700	@, L	Manhattan Associates, Inc.	128,921
16,100	@, L	Mentor Graphics Corp.	263,074
47,700	@, L	Micros Systems, Inc.	2,575,323
4,000		MTS Systems Corp.	155,360
17,700	@, L	Palm, Inc.	320,901

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
24,600	@	Perot Systems Corp.	$439,602
32,300	@, L	Quantum Corp.	87,210
8,200	@	Radisys Corp.	133,988
19,000	@	Silicon Storage Technology, Inc.	93,670
22,700	@	SYKES Enterprises, Inc.	414,048
7,200	@	Synaptics, Inc.	184,176
7,650		Talx Corp.	253,445
8,900	@, L	Tyler Technologies, Inc.	113,030
			11,172,294
		Cosmetics/Personal Care: 0.1%
11,700	@	Elizabeth Arden, Inc.	255,294
			255,294
		Distribution/Wholesale: 1.3%
19,400		BlueLinx Holdings, Inc.	203,700
12,500		Building Materials Holding Corp.	226,375
12,600	@, L	Directed Electronics, Inc.	112,896
55,300	L	Pool Corp.	1,979,740
33,700	@, L	Scansource, Inc.	904,508
8,200	@	United Stationers, Inc.	491,344
41,400		Watsco, Inc.	2,114,298
			6,032,861
		Diversified Financial Services: 1.1%
2,800	@, L	Accredited Home Lenders Holding Co.	25,956
7,900		Advanta Corp.	346,336
6,100	L	Asta Funding, Inc.	263,398
4,800	L	Calamos Asset Management, Inc.	107,136
11,100	@, L	CompuCredit Corp.	346,542
4,300	@	eSpeed, Inc.	40,850
5,600	L	Federal Agricultural Mortgage Corp.	152,320
22,100		Friedman Billings Ramsey Group, Inc.	121,992
21,700	@	KBW, Inc.	754,292
34,800	@, L	Knight Capital Group, Inc.	551,232
8,600	@, L	Marlin Business Services Corp.	188,168
6,900	L	National Financial Partners Corp.	323,679
5,500		OptionsXpress Holdings, Inc.	129,470
2,600	@	Piper Jaffray Cos.	161,044
3,800	@, L	TradeStation Group, Inc.	47,842
3,700	@	United PanAm Financial Corp.	46,250
21,800		Waddell & Reed Financial, Inc.	508,376
16,300	@, L	World Acceptance, Corp.	651,185
			4,766,068
		Electric: 1.4%
13,900		Avista Corp.	336,797
7,300		Black Hills Corp.	268,421
33,700	@	El Paso Electric Co.	887,995
5,100	L	Idacorp, Inc.	172,584
29,900		ITC Holdings Corp.	1,294,371
11,800		NorthWestern Corp.	418,074
31,300	L	PNM Resources, Inc.	1,010,990
1,833		UIL Holdings Corp.	63,605
22,400		Unisource Energy Corp.	841,120
43,000	L	Westar Energy, Inc.	1,183,360
			6,477,317
		Electrical Components & Equipment: 1.0%
19,800	@	Advanced Energy Industries, Inc.	416,592
60,100	@, L	General Cable Corp.	3,211,143
57,600		Insteel Industries, Inc.	967,104
7,400	@, L	Power-One, Inc.	42,328
			4,637,167
		Electronics: 1.0%
5,200		Bel Fuse, Inc.	201,292
23,750	@	Benchmark Electronics, Inc.	490,675
9,000	@, L	Checkpoint Systems, Inc.	212,940
17,000		CTS Corp.	234,940
29,000	@, L	Cymer, Inc.	1,204,950
10,700	@, L	Itron, Inc.	695,928
8,300	@	Kemet Corp.	63,495
13,400	@, L	Plexus Corp.	229,810
3,300	@	Rofin-Sinar Technologies, Inc.	195,294
13,400		Technitrol, Inc.	350,946
26,600	@	TTM Technologies, Inc.	253,764
9,400	L	Watts Water Technologies, Inc.	357,482
			4,491,516
		Energy — Alternate Sources: 0.1%
13,400	@, L	Evergreen Solar, Inc.	130,650
7,800	@, L	Headwaters, Inc.	170,430
2,400	@, L	Sunpower Corp.	109,200
			410,280

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.1%
6,100	@, L	Washington Group International, Inc.	$405,162
			405,162
		Entertainment: 0.1%
5,150		Dover Downs Gaming & Entertainment, Inc.	66,332
4,400	@, L	Macrovision Corp.	110,220
8,200		Steinway Musical Instruments	264,614
			441,166
		Environmental Control: 1.1%
1,700	@, L	Clean Harbors, Inc.	76,874
20,400	L	Metal Management, Inc.	942,480
7,100	@	Tetra Tech, Inc.	135,326
132,150	@, L	Waste Connections, Inc.	3,956,571
			5,111,251
		Food: 0.3%
7,000	L	Imperial Sugar Co.	234,710
12,600		J&J Snack Foods Corp.	497,574
3,900	L	Nash Finch Co.	134,394
20,400		Spartan Stores, Inc.	546,720
			1,413,398
		Forest Products & Paper: 0.0%
6,200		Rock-Tenn Co.	205,840
			205,840
		Gas: 1.4%
33,000		Atmos Energy Corp.	1,032,240
12,300		New Jersey Resources Corp.	615,615
12,400		Nicor, Inc.	600,408
50,700	L	Northwest Natural Gas Co.	2,315,469
10,500		South Jersey Industries, Inc.	399,525
20,100		Southwest Gas Corp.	781,287
13,200		WGL Holdings, Inc.	422,136
			6,166,680
		Hand/Machine Tools: 0.3%
33,300		Regal-Beloit Corp.	1,544,454
			1,544,454
		Healthcare — Products: 3.1%
6,500		Arrow International, Inc.	209,040
43,100	@, L	Arthrocare Corp.	1,553,324
4,000	@, L	Biosite, Inc.	335,880
27,500	@	Conmed Corp.	803,825
8,100	@	Haemonetics Corp.	378,675
12,900	@, L	Hologic, Inc.	743,556
19,400	@	Idexx Laboratories, Inc.	1,700,022
21,950	@	Immucor, Inc.	645,989
4,400	@	Inverness Medical Innovations, Inc.	192,632
6,200	@, L	Kyphon, Inc.	279,868
7,400	L	LCA-Vision, Inc.	304,806
5,500		Mentor Corp.	253,000
13,100	@, L	Neurometrix, Inc.	127,201
4,200	@, L	Palomar Medical Technologies, Inc.	167,790
9,100	L	PolyMedica Corp.	385,203
159,500	@, L	PSS World Medical, Inc.	3,371,830
34,200		Steris Corp.	908,352
4,500	@, L	SurModics, Inc.	162,000
24,600	@, L	Thoratec Corp.	514,140
21,600	@	Viasys Healthcare, Inc.	734,184
			13,771,317
		Healthcare — Services: 3.1%
32,900	@	Alliance Imaging, Inc.	287,217
20,100	@, L	AMERIGROUP Corp.	611,040
15,200	@, L	Apria Healthcare Group, Inc.	490,200
21,900	@, L	Centene Corp.	459,681
39,800	@, L	Five Star Quality Care, Inc.	409,144
7,600	@, L	Genesis HealthCare Corp.	479,636
51,600	@	Gentiva Health Services, Inc.	1,040,772
72,700	@	Kindred Healthcare, Inc.	2,383,106
68,300	@	LifePoint Hospitals, Inc.	2,610,426
11,500	@, L	Magellan Health Services, Inc.	483,000
2,800	@, L	Molina Healthcare, Inc.	85,652
23,200	@, L	Psychiatric Solutions, Inc.	935,192
13,200	@, L	Res-Care, Inc.	231,000
69,800	@, L	Sunrise Senior Living, Inc.	2,758,496
11,000	@	Symbion, Inc.	215,710
13,050	@, L	United Surgical Partners International, Inc.	402,071
			13,882,343
		Home Builders: 1.2%
29,400	@, L	Champion Enterprises, Inc.	258,720
192,000	@, L	Williams Scotsman International, Inc.	3,774,720

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders (continued)
33,700	L	Winnebago Industries	$1,133,331
			5,166,771
		Home Furnishings: 0.4%
4,500	L	Ethan Allen Interiors, Inc.	159,030
12,900		Kimball International, Inc.	248,712
9,700		Stanley Furniture Co., Inc.	201,760
40,200	L	Tempur-Pedic International, Inc.	1,044,798
			1,654,300
		Household Products/Wares: 2.2%
174		CSS Industries, Inc.	6,522
10,000		Ennis, Inc.	267,600
118,800	@, L	Jarden Corp.	4,550,034
13,200		John H. Harland Co.	676,236
49,300	L	Scotts Miracle-Gro Co.	2,170,679
88,400	L	Tupperware Corp.	2,203,812
			9,874,883
		Insurance: 3.7%
65,200	@	American Physicians Capital, Inc.	2,613,216
10,700	@	Argonaut Group, Inc.	346,252
14,500		Commerce Group, Inc.	435,580
32,600		Delphi Financial Group	1,311,498
10,600		Direct General Corp.	225,356
9,300	@, L	eHealth, Inc.	219,015
9,200	L	Landamerica Financial Group, Inc.	679,972
17,600	@	Meadowbrook Insurance Group, Inc.	193,424
500	@	Navigators Group, Inc.	25,085
7,900	L	Odyssey Re Holdings Corp.	310,549
61,500	@	PMA Capital Corp.	577,485
87,000	@, L	ProAssurance Corp.	4,450,050
44,100		RLI Corp.	2,422,413
18,100		Safety Insurance Group, Inc.	726,172
17,800		Selective Insurance Group	453,188
30,400		Zenith National Insurance Corp.	1,437,008
			16,426,263
		Internet: 2.5%
500	@, L	aQuantive, Inc.	13,955
23,100	@, L	Ariba, Inc.	217,140
8,200	@, L	Art Technology Group, Inc.	19,024
13,900	@	Avocent Corp.	374,883
99,700	@	CMGI, Inc.	211,364
47,800	@	CNET Networks, Inc.	416,338
8,500	@, L	Digital River, Inc.	469,625
23,700	@, L	Harris Interactive, Inc.	142,911
8,300	@, L	i2 Technologies, Inc.	199,200
15,700	@	Interwoven, Inc.	265,330
11,500	@, L	Ipass, Inc.	57,845
16,300	@, L	j2 Global Communications, Inc.	451,836
8,600	@	Lionbridge Technologies	43,774
127,541	@	Liquidity Services, Inc.	2,160,545
24,300	@, L	Openwave Systems, Inc.	198,045
33,800	@, L	Priceline.com, Inc.	1,800,188
14,400	@, L	ProQuest Co.	129,600
11,800	@, L	RealNetworks, Inc.	92,630
7,500	@, L	Secure Computing Corp.	57,750
43,800	@	Sourcefire, Inc.	772,194
11,600	@	TIBCO Software, Inc.	98,832
40,800	@, L	Trizetto Group	816,408
64,900		United Online, Inc.	910,547
20,000	@, L	Valueclick, Inc.	522,600
5,300	@	WebEx Communications, Inc.	301,358
6,600	@	WebMethods, Inc.	47,454
8,000	@	Websense, Inc.	183,920
			10,975,296
		Investment Companies: 0.2%
11,900		MCG Capital Corp.	223,244
18,500		Medallion Financial Corp.	211,640
35,900	L	Technology Investment Capital Corp.	607,069
			1,041,953
		Iron/Steel: 0.8%
5,600	@, L	AK Steel Holding Corp.	130,984
10,400		Chaparral Steel Co.	604,968
9,700	L	Cleveland-Cliffs, Inc.	620,897
23,800		Olympic Steel, Inc.	737,562
37,700	L	Ryerson, Inc.	1,493,674
1,400		Schnitzer Steel Industries, Inc.	56,238
6,800		Shiloh Industries, Inc.	76,704
			3,721,027

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.1%
50,600	@, L	K2, Inc.	$611,754
			611,754
		Lodging: 0.7%
6,900	@, L	Monarch Casino & Resort, Inc.	179,400
49,600	@@	Orient-Express Hotels Ltd.	2,967,072
			3,146,472
		Machinery — Construction & Mining: 0.1%
14,000	@	Astec Industries, Inc.	563,500
			563,500
		Machinery — Diversified: 1.6%
103,775		Applied Industrial Technologies, Inc.	2,546,639
14,800	L	Briggs & Stratton Corp.	456,580
9,100		Cascade Corp.	544,908
9,400	@, L	Intevac, Inc.	247,878
13,600		Manitowoc Co., Inc.	864,008
2,500	@	Middleby Corp.	329,600
5,700	L	Nacco Industries, Inc.	783,237
2,000		Sauer-Danfoss, Inc.	60,200
43,100	L	Wabtec Corp.	1,486,519
			7,319,569
		Media: 2.2%
10,900	L	Belo Corp.	203,503
169,600	@, L	Charter Communications, Inc.	473,184
90,600	L	Entercom Communications Corp.	2,553,108
47,400	@, L	Entravision Communications Corp.	442,716
67,700		GateHouse Media, Inc.	1,374,310
9,700		Gray Television, Inc.	101,074
79,100	L	Lee Enterprises, Inc.	2,376,955
43,800	@	Lodgenet Entertainment Corp.	1,345,536
400		Media General, Inc.	15,264
12,700	@	Scholastic Corp.	394,970
29,500		Sinclair Broadcast Group, Inc.	455,775
			9,736,395
		Metal Fabricate/Hardware: 2.1%
7,600		CIRCOR International, Inc.	271,320
88,200		Commercial Metals Co.	2,765,070
60,900	L	Kaydon Corp.	2,591,904
13,400		NN, Inc.	167,366
31,150		Quanex Corp.	1,319,203
60,891	@	RBC Bearings, Inc.	2,035,586
7,500		Valmont Industries, Inc.	433,725
			9,584,174
		Mining: 0.7%
7,600	@, L	Century Aluminum Co.	356,288
80,100		Compass Minerals International, Inc.	2,675,340
17,600	@, L	USEC, Inc.	286,000
			3,317,628
		Miscellaneous Manufacturing: 2.0%
12,400	L	Acuity Brands, Inc.	675,056
4,400		Ameron International Corp.	289,784
7,100		AO Smith Corp.	271,362
26,000		Aptargroup, Inc.	1,740,180
33,800	L	Barnes Group, Inc.	777,738
7,800	@, L	Ceradyne, Inc.	426,972
4,200	@	EnPro Industries, Inc.	151,410
4,600	L	Freightcar America, Inc.	221,582
5,200	@, L	Griffon Corp.	128,700
39,200		Myers Industries, Inc.	732,256
109,900		Reddy Ice Holdings, Inc.	3,316,782
			8,731,822
		Office Furnishings: 0.2%
23,100	L	Herman Miller, Inc.	773,619
10,900		Knoll, Inc.	259,747
			1,033,366
		Office/Business Equipment: 0.5%
47,200	@	Global Imaging Systems, Inc.	920,400
85,600	L	IKON Office Solutions, Inc.	1,230,072
			2,150,472
		Oil & Gas: 1.8%
6,900		Alon USA Energy, Inc.	249,780
4,000	@, S, L	ATP Oil & Gas Corp.	150,400
4,700	@	Callon Petroleum Co.	63,779
11,300	@, L	Energy Partners Ltd.	205,095
5,200	@	Giant Industries, Inc.	393,380
59,000	@, L	Grey Wolf, Inc.	395,300
17,600	@	Harvest Natural Resources, Inc.	171,424
38,800	@	Houston Exploration Co.	2,093,260
37,600	@	Parker Drilling Co.	353,064

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
4,200		Penn Virginia Corp.	$308,280
15,980	@, L	PetroHawk Energy Corp.	210,457
23,100	@	Southwestern Energy Co.	946,638
25,700		St. Mary Land & Exploration Co.	942,676
9,200	@, L	Swift Energy Co.	384,284
27,800	@, L	Vaalco Energy, Inc.	144,004
10,000	@	Venoco, Inc.	178,600
19,800		Western Refining, Inc.	772,596
			7,963,017
		Oil & Gas Services: 2.3%
7,100	@, L	Basic Energy Services, Inc.	165,430
28,000	@, L	FMC Technologies, Inc.	1,953,280
13,100	@, L	Hanover Compressor Co.	291,475
7,400	@, L	Hercules Offshore, Inc.	194,324
6,500	@	Hydril	625,560
14,500	@, L	Input/Output, Inc.	199,810
12,900	@	Lone Star Technologies	851,787
5,300		Lufkin Industries, Inc.	297,754
6,500	@	Newpark Resources	45,825
12,800	@	Oil States International, Inc.	410,752
16,600	L	RPC, Inc.	276,556
7,400	@	T-3 Energy Services, Inc.	148,888
32,300	@, L	Trico Marine Services, Inc.	1,203,498
11,000	@	Union Drilling, Inc.	156,200
50,400	@	Universal Compression Holdings, Inc.	3,411,072
			10,232,211
		Packaging & Containers: 1.3%
5,100	@	AEP Industries, Inc.	219,300
3,800		Greif, Inc.	422,218
98,200		Silgan Holdings, Inc.	5,019,002
			5,660,520
		Pharmaceuticals: 1.8%
13,300	@, L	Adams Respiratory Therapeutics, Inc.	447,279
33,200	@, L	Adolor, Corp.	290,500
17,700	@, L	Alkermes, Inc.	273,288
10,100	@, L	Alpharma, Inc.	243,208
6,200	@, L	Amylin Pharmaceuticals, Inc.	231,632
14,000	@, L	Atherogenics, Inc.	39,340
17,200	@, L	Auxilium Pharmaceuticals, Inc.	252,496
5,200	@, L	Bentley Pharmaceuticals, Inc.	42,588
17,400	@, L	BioMarin Pharmaceuticals, Inc.	300,324
10,400	@	Bradley Pharmaceuticals, Inc.	199,576
15,300	@, @@	Cardiome Pharma Corp.	155,295
8,500	@, L	Combinatorx, Inc.	59,415
21,800	@, L	Cubist Pharmaceuticals, Inc.	481,126
22,800	@, L	Cypress Bioscience, Inc.	173,280
18,100	@, L	Durect Corp.	75,296
11,600	@, L	MannKind Corp.	165,880
22,800	@	Medarex, Inc.	295,032
45,000	@	NBTY, Inc.	2,386,800
7,400	@, L	Par Pharmaceutical Cos., Inc.	185,888
9,700	@	Progenics Pharmaceuticals, Inc.	229,696
4,000	@, L	Salix Pharmaceuticals Ltd.	50,400
10,800	@, L	Sciele Pharma, Inc.	255,744
8,100	@, L	Theravance, Inc.	238,950
10,700	@, L	United Therapeutics Corp.	575,446
17,100		Valeant Pharmaceuticals International	295,659
13,300	@, L	Viropharma, Inc.	190,855
			8,134,993
		Real Estate: 0.5%
73,200	@	HFF, Inc.	1,098,000
12,900		Jones Lang LaSalle, Inc.	1,345,212
			2,443,212
		Real Estate Investment Trusts: 6.3%
17,700		Alexandria Real Estate Equities, Inc.	1,776,549
8,400		American Home Mortgage Investment Corp.	226,716
30,700		Anthracite Capital, Inc.	368,400
23,200		Ashford Hospitality Trust, Inc.	277,008
5,100		BioMed Realty Trust, Inc.	134,130
13,300		Cousins Properties, Inc.	432,694
23,100		Crescent Real Estate EQT Co.	463,386
3,200		Digital Realty Trust, Inc.	126,784
35,900	L	EastGroup Properties, Inc.	1,831,977
24,600		Equity Inns, Inc.	402,948
109,600	L	FelCor Lodging Trust, Inc.	2,846,312
64,700	L	First Potomac Realty Trust	1,848,479
88,500		Franklin Street Properties Corp.	1,697,430
13,300		Glimcher Realty Trust	359,366
1,800		GMH Communities Trust	17,952

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
10,600		Highland Hospitality Corp.	$187,409
12,600	L	IMPAC Mortgage Holdings, Inc.	63,000
60,800		Innkeepers USA Trust	989,824
18,200		KKR Financial Corp.	499,226
7,300		LaSalle Hotel Properties	338,428
165,200		Lexington Corporate Properties Trust	3,490,676
36,400		LTC Properties, Inc.	943,124
46,400		Mid-America Apartment Communities, Inc.	2,610,464
56,400	L	Nationwide Health Properties, Inc.	1,763,064
27,400	L	Pennsylvania Real Estate Investment Trust	1,214,642
21,600		Post Properties, Inc.	987,768
4,300		PS Business Parks, Inc.	303,236
11,700		RAIT Investment Trust	326,898
17,900	L	Saul Centers, Inc.	1,018,510
45,900		Sunstone Hotel Investors, Inc.	1,251,234
			28,797,634
		Retail: 6.3%
94,900	L	Applebees International, Inc.	2,351,622
28,100	L	Asbury Automotive Group, Inc.	793,825
6,700	L	Bob Evans Farms, Inc.	247,565
10,300	L	Bon-Ton Stores, Inc.	579,272
26,900		Brown Shoe Co., Inc.	1,129,800
58,200		Cash America International, Inc.	2,386,200
15,000	L	CBRL Group, Inc.	694,500
53,100	@, L	Charming Shoppes, Inc.	687,645
10,000	@, L	Childrens Place Retail Stores, Inc.	557,600
28,800	L	Christopher & Banks Corp.	560,736
40,000	@	CSK Auto Corp.	688,000
47,300	L	Domino’s Pizza, Inc.	1,535,831
27,900	@, L	Dress Barn, Inc.	580,599
18,800	@, L	Ezcorp, Inc.	276,924
6,900	@	First Cash Financial Services, Inc.	153,732
27,500	@, L	Genesco, Inc.	1,142,075
2,100	L	Group 1 Automotive, Inc.	83,517
12,900	@	Insight Enterprises, Inc.	231,942
9,300	@	Jack in the Box, Inc.	642,909
86,800	L	Men’s Wearhouse, Inc.	4,083,940
12,400		Movado Group, Inc.	365,180
85,600	@	New York & Co., Inc.	1,351,624
46,100	@, L	Pantry, Inc.	2,084,642
30,100	@	Papa John’s International, Inc.	884,940
20,700	@, L	Payless Shoesource, Inc.	687,240
28,200	L	Ruby Tuesday, Inc.	806,520
67,800	@	Ruth’s Chris Steak House	1,380,408
20,300	@, L	Select Comfort Corp.	361,340
5,300	@	Shoe Carnival, Inc.	176,490
6,000		Sonic Automotive, Inc.	171,000
10,000		Triarc Cos.	171,900
4,400		World Fuel Services Corp.	203,544
			28,053,062
		Savings & Loans: 0.6%
11,600		Bankunited Financial Corp.	246,036
6,100	L	Downey Financial Corp.	393,694
24,337		First Niagara Financial Group, Inc.	338,528
3,700	S	First Place Financial Corp.	79,365
5,500	@, L	FirstFed Financial Corp.	312,565
7,000		Flagstar Bancorp., Inc.	83,650
13,700	@	Franklin Bank Corp.	244,819
10,000		TierOne Corp.	270,400
16,000		United Community Financial Corp.	176,800
8,700		WSFS Financial Corp.	560,976
			2,706,833
		Semiconductors: 2.9%
1,800	@, L	Actel Corp.	29,736
29,500	@	AMIS Holdings, Inc.	323,025
45,900	@, L	Amkor Technology, Inc.	572,832
31,200	@	Applied Micro Circuits Corp.	113,880
28,700	@	Asyst Technologies, Inc.	201,761
19,600	@	Axcelis Technologies, Inc.	149,744
20,400	@	Brooks Automation, Inc.	349,860
10,900	@, L	Cabot Microelectronics Corp.	365,259
31,800	@	Cirrus Logic, Inc.	243,588
11,500		Cohu, Inc.	216,200
102,800	@, L	Conexant Systems, Inc.	169,620
15,900	@	Credence Systems Corp.	52,629

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
10,650	@, L	Diodes, Inc.	$371,153
7,000	@	DSP Group, Inc.	133,000
21,100	@, L	Emulex Corp.	385,919
22,030	@	Entegris, Inc.	235,721
18,100	@	IXYS Corp.	185,163
6,900	@, L	Kopin Corp.	23,322
21,700	@, L	Kulicke & Soffa Industries, Inc.	200,725
13,800	@, L	Lattice Semiconductor Corp.	80,730
30,700	@, L	LTX Corp.	187,884
24,500	@	Mattson Technology, Inc.	222,950
24,400	@, L	Micrel, Inc.	268,888
56,800	@, L	Microsemi Corp.	1,182,008
22,600	@, L	MIPS Technologies, Inc.	201,818
12,800	@, L	MKS Instruments, Inc.	326,656
20,300	@, L	Omnivision Technologies, Inc.	263,088
93,900	@, L	ON Semiconductor Corp.	837,588
20,500	@, L	Photronics, Inc.	318,775
7,705	@, L	Rudolph Technologies, Inc.	134,375
3,100	@	Semitool, Inc.	40,300
13,200	@	Semtech Corp.	177,936
25,900	@, L	Silicon Image, Inc.	211,344
36,300	@, L	Skyworks Solutions, Inc.	208,725
29,300	@	Standard Microsystems Corp.	894,822
3,700	@, L	Supertex, Inc.	122,877
3,300	@	Tessera Technologies, Inc.	131,142
49,050	@, L	Varian Semiconductor Equipment Associates, Inc.	2,618,289
14,900	@	Zoran Corp.	253,598
			13,006,930
		Software: 3.3%
41,100	@	Actuate Corp.	214,542
1,400	@, L	Allscripts Healthcare Solutions, Inc.	37,534
6,800	@, L	Ansys, Inc.	345,236
220,300	@	Aspen Technology, Inc.	2,863,900
49,400	@, L	Blackboard, Inc.	1,661,322
9,000		Computer Programs & Systems, Inc.	241,380
10,900	@, L	CSG Systems International	272,718
4,000	@	Digi International, Inc.	50,800
11,400	@, L	Eclipsys Corp.	219,678
9,200	@	Epicor Software Corp.	127,972
7,700	@	EPIQ Systems, Inc.	156,926
23,900	@, L	Hyperion Solutions Corp.	1,238,737
19,900	@, L	Informatica Corp.	267,257
11,600		infoUSA, Inc.	111,592
7,100	@, L	InPhonic, Inc.	77,390
48,800		Inter-Tel, Inc.	1,153,632
9,300	@, L	JDA Software Group, Inc.	139,779
18,500	@	Keane, Inc.	251,230
14,400	@	Mantech International Corp.	481,104
9,100	@, L	Mapinfo Corp.	183,183
7,500	@	MicroStrategy, Inc.	947,925
17,900	@	Omnicell, Inc.	374,468
17,300	@	Packeteer, Inc.	214,866
32,860	@	Parametric Technology Corp.	627,297
2,300		Pegasystems, Inc.	21,275
26,900	@, L	Progress Software Corp.	839,280
3,000	@, L	Quality Systems, Inc.	120,000
12,900	@	Quest Software, Inc.	209,883
1,200	@	SPSS, Inc.	43,320
30,300	@	Sybase, Inc.	765,984
8,400	@	Transaction Systems Architects, Inc.	272,076
15,300	@	Wind River Systems, Inc.	152,082
			14,684,368
		Telecommunications: 4.3%
42,900	@, L	3Com Corp.	167,739
23,400	@, L	Adaptec, Inc.	90,558
17,600	@	Aeroflex, Inc.	231,440
88,000	@, L	Anixter International, Inc.	5,802,720
31,300	@, L	Arris Group, Inc.	440,704
9,200		Black Box Corp.	336,168
3,100	@, L	CalAmp Corp.	26,753
9,300	@	C-COR, Inc.	128,898
98,030	@, L	Centennial Communications Corp.	806,787
279,800	@	Cincinnati Bell, Inc.	1,315,060
17,400	@, L	CommScope, Inc.	746,460
18,600		CT Communications, Inc.	448,260
6,700	@, L	Ditech Networks, Inc.	54,404
101,800	@, L	Dobson Communications Corp.	874,462
21,600	@	Extreme Networks	91,368

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
41,300	@, L	Finisar Corp.	$144,550
19,000	@, L	Foundry Networks, Inc.	257,830
8,100	@@	Golden Telecom, Inc.	448,578
12,700	@	Harmonic, Inc.	124,714
22,800	@, L	Hypercom Corp.	135,888
14,800	@, L	Interdigital Communications Corp.	468,716
24,500	@, L	Lightbridge, Inc.	430,465
5,200	@, L	Mastec, Inc.	57,252
23,300	@, L	MRV Communications, Inc.	82,715
10,200	@, L	Netgear, Inc.	291,006
66,300	@	NTELOS Holdings Corp.	1,274,286
23,300		Plantronics, Inc.	550,346
4,400	@, L	Polycom, Inc.	146,652
23,200	@, L	Powerwave Technologies, Inc.	132,008
134,800	@	Premier Global Services, Inc.	1,512,456
4,400	@, L	Radyne Corp.	40,128
53,100	@, L	RF Micro Devices, Inc.	330,813
4,700	@, L	SafeNet, Inc.	133,010
9,200	@, L	Sonus Networks, Inc.	74,244
27,800	@, L	Symmetricom, Inc.	230,740
6,700	@	Syniverse Holdings, Inc.	70,618
14,800	@, L	Tekelec	220,668
17,500	@, L	Time Warner Telecom, Inc.	363,475
20,100	@, L	Utstarcom, Inc.	166,629
			19,249,568
		Textiles: 0.1%
10,700		Unifirst Corp.	410,559
			410,559
		Toys/Games/Hobbies: 0.3%
15,100	@, L	Jakks Pacific, Inc.	360,890
16,700	@, L	Marvel Entertainment, Inc.	463,425
16,300	@, L	RC2 Corp.	658,357
			1,482,672
		Transportation: 1.6%
25,600	@, L	American Commercial Lines, Inc.	805,120
7,700	L	Arkansas Best Corp.	273,735
34,350	@, L	Genesee & Wyoming, Inc.	914,054
7,500	@	Gulfmark Offshore, Inc.	327,375
47,800		Horizon Lines, Inc.	1,568,796
16,500	@, L	HUB Group, Inc.	478,335
44,300		Landstar System, Inc.	2,030,712
6,650	@	Old Dominion Freight Line	191,587
900	@	PAM Transportation Services	18,558
2,300	@	Quality Distribution, Inc.	19,895
30,000	@	Saia, Inc.	712,500
			7,340,667
		Total Common Stock
		(Cost $370,983,100)	437,179,912

Principal Amount		Value
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Notes: 0.1%
$400,000	4.250%, due 11/30/07	$398,188

	Total U.S. Treasury Obligations
	(Cost $398,353)	398,188

	Total Long-Term Investments
	(Cost $371,381,453)	437,578,100

SHORT-TERM INVESTMENTS: 30.5%
	U.S. Government Agency Obligations: 2.0%
1,625,000	Federal Home Loan Bank, 4.750%, due 04/02/07	1,624,571
7,104,000	Federal Home Loan Bank, Discount Note, due 04/02/07	7,102,125

	Total U.S. Government Agency Obligations
	(Cost $8,726,696)	8,726,696

	Securities Lending Collateralcc: 28.5%
127,752,153	The Bank of New York Institutional Cash Reserves Fund	127,752,153

	Total Securities Lending Collateral
	(Cost $127,752,153)	127,752,153

	Total Short-Term Investments
	(Cost $136,478,849)	136,478,849

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

		Value
Total Investments in Securities
(Cost $507,860,302)*	128.2%	$574,056,949
Other Assets and Liabilities — Net	(28.2)	(126,329,587)
Net Assets	100.0%	$447,727,362

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities
	and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

*	Cost for federal income tax purposes is $508,160,035.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$82,331,661
	Gross Unrealized Depreciation	(16,434,747)
	Net Unrealized Appreciation	$65,896,914

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts

Russell 2000	20	8,080,000	06/14/07	$215,180
				$215,180

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 0.8%
40,378		R.H. Donnelley Corp.	$2,862,396
			2,862,396
		Aerospace/Defense: 1.0%
17,600		L-3 Communications Holdings, Inc.	1,539,472
58,800	@	Spirit Aerosystems Holdings, Inc.	1,872,780
			3,412,252
		Agriculture: 1.9%
77,600		Altria Group, Inc.	6,814,056
			6,814,056
		Banks: 12.3%
320,142		Bank of America Corp.	16,333,645
43,500		Bank of New York Co., Inc.	1,763,925
38,800		Capital One Financial Corp.	2,927,848
48,200		Fifth Third Bancorp.	1,864,858
53,200		Marshall & Ilsley Corp.	2,463,692
42,160		SunTrust Banks, Inc.	3,500,966
106,190		US Bancorp.	3,713,464
115,800		Wachovia Corp.	6,374,790
146,760		Wells Fargo & Co.	5,052,947
			43,996,135
		Chemicals: 2.3%
47,000		Dow Chemical Co.	2,155,420
44,660		Praxair, Inc.	2,811,794
65,100		Rohm & Haas Co.	3,366,972
			8,334,186
		Coal: 0.5%
43,200		Peabody Energy Corp.	1,738,368
			1,738,368
		Computers: 0.4%
27,060	@	Affiliated Computer Services, Inc.	1,593,293
			1,593,293
		Cosmetics/Personal Care: 3.7%
59,561		Avon Products, Inc.	2,219,243
174,000		Procter & Gamble Co.	10,989,840
			13,209,083
		Diversified Financial Services: 10.6%
23,060		CIT Group, Inc.	1,220,335
315,000		Citigroup, Inc.	16,172,100
51,200		Countrywide Financial Corp.	1,722,368
132,690		Freddie Mac	7,893,728
59,400		Morgan Stanley	4,678,344
426,700	@	TD Ameritrade Holding Corp.	6,349,296
			38,036,171
		Electric: 6.5%
48,460		Consolidated Edison, Inc.	2,474,368
47,250		Dominion Resources, Inc.	4,194,383
62,000		DTE Energy Co.	2,969,800
93,900		Edison International	4,613,307
68,200		Northeast Utilities	2,234,914
42,330	W	SCANA Corp.	1,827,386
150,900	@	Sierra Pacific Resources	2,622,642
98,300		Xcel Energy, Inc.	2,427,027
			23,363,827
		Electronics: 0.4%
33,200	@	Arrow Electronics, Inc.	1,253,300
			1,253,300
		Food: 1.5%
33,800		Kellogg Co.	1,738,334
58,800		Supervalu, Inc.	2,297,316
26,900		WM Wrigley Jr. Co.	1,370,017
			5,405,667
		Forest Products & Paper: 0.9%
355,017	@, @@	Domtar Corp.	3,305,208
			3,305,208
		Hand/Machine Tools: 0.6%
30,100		Kennametal, Inc.	2,035,061
			2,035,061
		Healthcare — Services: 1.8%
53,200		Aetna, Inc.	2,329,628
49,100	@	WellPoint, Inc.	3,982,010
			6,311,638

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.7%
88,965	@	Toll Brothers, Inc.	$2,435,862
			2,435,862
		Insurance: 7.8%
29,550		AMBAC Financial Group, Inc.	2,552,825
22,500		American International Group, Inc.	1,512,450
42,910		Assurant, Inc.	2,301,263
200,590		Genworth Financial, Inc.	7,008,615
28,220		Hartford Financial Services Group, Inc.	2,697,268
44,400		MBIA, Inc.	2,907,756
52,800		Metlife, Inc.	3,334,320
75,500		MGIC Investment Corp.	4,448,460
19,400	@@	RenaissanceRe Holdings Ltd.	972,716
			27,735,673
		Internet: 1.4%
124,600	@	Symantec Corp.	2,155,580
88,900	@	Yahoo!, Inc.	2,781,681
			4,937,261
		Machinery — Construction & Mining: 0.7%
59,700		Joy Global, Inc.	2,561,130
			2,561,130
		Media: 2.4%
204,100		News Corp., Inc. — Class A	4,718,792
49,400	@	Time Warner Cable, Inc.	1,851,018
96,400		Time Warner, Inc.	1,901,008
			8,470,818
		Mining: 1.1%
78,300	@@	Alcan, Inc.	4,087,260
			4,087,260
		Miscellaneous Manufacturing: 3.8%
36,600		Dover Corp.	1,786,446
266,870		General Electric Co.	9,436,523
53,000		Honeywell International, Inc.	2,441,180
			13,664,149
		Office/Business Equipment: 0.6%
120,750	@	Xerox Corp.	2,039,468
			2,039,468
		Oil & Gas: 11.0%
65,700		Chevron Corp.	4,859,172
108,350		ConocoPhillips	7,405,723
41,900		Devon Energy Corp.	2,900,318
251,980		ExxonMobil Corp.	19,011,891
106,500		Occidental Petroleum Corp.	5,251,515
			39,428,619
		Oil & Gas Services: 1.9%
35,600		Baker Hughes, Inc.	2,354,228
87,000		Halliburton Co.	2,761,380
36,300	@	Weatherford International Ltd.	1,637,130
			6,752,738
		Packaging & Containers: 0.4%
30,700		Ball Corp.	1,407,595
			1,407,595
		Pharmaceuticals: 5.6%
43,500		Abbott Laboratories	2,427,300
149,200		Merck & Co., Inc.	6,590,164
94,370		Pfizer, Inc.	2,383,786
42,300	@	Sepracor, Inc.	1,972,449
134,870		Wyeth	6,747,546
			20,121,245
		Real Estate Investment Trusts: 0.9%
25,300		Equity Residential	1,220,219
42,840		Mack-Cali Realty Corp.	2,040,469
			3,260,688
		Retail: 3.2%
80,100		Advance Auto Parts, Inc.	3,087,855
159,000		Dollar General Corp.	3,362,850
188,480		Staples, Inc.	4,870,323
			11,321,028
		Telecommunications: 9.6%
122,600		AT&T, Inc.	4,834,118
264,590	@	Corning, Inc.	6,016,777
104,656	@	Crown Castle International Corp.	3,362,597
102,000		Motorola, Inc.	1,802,340
280,340		Sprint Nextel Corp.	5,315,246
347,400		Verizon Communications, Inc.	13,173,407
			34,504,485
		Transportation: 2.4%
28,200		Burlington Northern Santa Fe Corp.	2,268,126

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares		Value
	Transportation (continued)
89,000	Norfolk Southern Corp.	$4,503,400
18,200	Union Pacific Corp.	1,848,210
		8,619,736
	Total Common Stock
	(Cost $325,070,865)	353,018,396

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.0%
		U.S. Government Agency Obligations: 1.0%
$3,713,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$3,712,020
		Total Short-Term Investments
		(Cost $3,712,020)		3,712,020
		Total Investments in Securities
		(Cost $507,860,302)*	99.7%	$356,730,416
		Other Assets and Liabilities — Net	0.3	1,063,534
		Net Assets	100.0%	$357,793,950

	@	Non-income producing security
	@@	Foreign Issuer
	W	When-issued or delayed delivery security

	*	Cost for federal income tax purposes is $329,138,268.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,408,087
		Gross Unrealized Depreciation		(2,815,939)
		Net Unrealized Appreciation		$27,592,148

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Australia: 2.9%
592,249	S	BHP Billiton Ltd.	$14,346,017
250,435	@	Brambles Ltd.	2,755,111
56,363		CSL Ltd.	3,747,017
269,638	L	John Fairfax Holdings Ltd.	1,084,888
5,018,477		Macquarie Airports Management Ltd.	16,183,198
376,222	S	Newcrest Mining Ltd.	7,237,121
68,238	L	Publishing & Broadcasting Ltd.	1,094,991
122,896		Rio Tinto Ltd.	7,821,679
			54,270,022
		Austria: 4.2%
183,006		Erste Bank der Oesterreichischen Sparkassen AG	14,254,129
12,376		Flughafen Wien AG	1,213,250
675,296	@	Immoeast Immobilien Anlagen AG	10,124,764
385,151	S	OMV AG	24,354,697
92,298		Raiffeisen International Bank Holding AG	13,089,399
229,092		Telekom Austria AG	5,756,462
65,460	L	Wiener Staedtische Allgemeine Versicherung AG	4,644,491
88,832		Wienerberger AG	5,566,661
			79,003,853
		Belgium: 1.8%
58,791		Almancora Comm Va	8,944,360
141,662		Fortis	6,478,489
156,348		KBC Groep NV	19,470,070
			34,892,919
		Bermuda: 0.2%
41,975	@, L	Central European Media Enterprises Ltd.	3,714,788
			3,714,788
		Bulgaria: 0.0%
230,636	@	Bulgaria Compensation Notes	65,043
10,684	@	Bulgaria Housing Compensation Notes	2,921
327,324	@	Bulgaria Reg Compensation Vouchers	91,416
			159,380
		Canada: 0.9%
101,674	@	Eldorado Gold Corp.	594,456
840,934	@	Ivanhoe Mines Ltd.	9,833,356
251,163	@	Kinross Gold Corp.	3,467,768
22,479		Potash Corp. of Saskatchewan	3,584,568
			17,480,148
		Chile: 0.1%
6,628		Sociedad Quimica y Minera de Chile SA ADR	967,688
			967,688
		China: 0.5%
8,286,171	L	Beijing Capital International Airport Co., Ltd.	8,190,102
167,408		Weiqiao Textile Co.	241,921
964,616	I, L	Wumart Stores, Inc.	679,003
			9,111,026
		Cyprus: 0.9%
1,153,959		Bank of Cyprus Public Co., Ltd.	17,372,468
			17,372,468
		Czech Republic: 1.9%
201,262	S	Komercni Banka A/S	34,962,912
			34,962,912
		Denmark: 0.6%
9,881		ALK-Abello A/S	1,827,530
8,885		Carlsberg A/S	965,270
59,727		Novo-Nordisk A/S	5,445,788
5,175		Rockwool International A/S	1,075,078
5,475		Royal UNIBREW A/S	660,237
19,910	@	Vestas Wind Systems A/S	1,109,879
			11,083,782
		Finland: 2.5%
29,482		Elisa OYJ	854,277
410,463	L	Fortum OYJ	11,954,029
533,849		Nokia OYJ	12,300,954
38,210	@, L	Orion OYJ	921,325
98,412		Sampo OYJ	2,998,848
122,904	L	Sanoma-WSOY OYJ	3,656,654
66,725	L	Stockmann OYJ Abp	2,912,756
16,556	L	Wartsila OYJ	1,028,023
311,878	L	YIT OYJ	10,791,184
			47,418,050

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		France: 11.4%
7,542		Accor SA	$721,651
101,366	@, L	ADP	9,808,952
51,531	L	Air Liquide	12,541,107
8,354	@	Atos Origin	562,394
128,080	L	BNP Paribas	13,396,506
76,016	L	Bouygues SA	5,888,516
48,791		Carrefour SA	3,576,236
117,935		Cie de Saint-Gobain	11,579,051
6,112	@	EDF Energies Nouvelles SA	372,228
129,054		Electricite de France	10,857,167
17,685		Eurazeo	2,673,123
313,276		France Telecom SA	8,301,438
17,393		Gaz de France	812,273
144,698		Havas SA	837,038
10,008		Hermes International	1,383,962
53,825		JC Decaux SA	1,600,716
148,205	S	Lafarge SA	23,285,875
16,827	L	Lagardere SCA	1,304,676
145,346	S	LVMH Moet Hennessy Louis Vuitton SA	16,143,670
84,146		Natixis	2,059,786
25,044	@	Neuf Cegetel	944,349
54,258	L	Pernod-Ricard SA	11,032,493
17,556		Peugeot SA	1,237,849
49,049		PPR	7,874,542
15,524	L	Publicis Groupe	749,337
20,930	L	Renault SA	2,452,948
134,633	S	Sanofi-Aventis	11,714,944
24,580		Societe Generale	4,250,094
54,808	L	Societe Television Francaise 1	1,837,378
138,409	L	Suez SA	7,332,771
368,970	S	Total SA	25,776,470
38,700	L	Veolia Environnement	2,880,516
45,196	L	Vinci SA	7,047,555
69,807		Vivendi	2,845,056
			215,682,667
		Germany: 9.8%
14,404		Adidas AG	784,659
62,702		Bilfinger Berger AG	5,752,013
14,072		Celesio AG	883,805
479,342		Commerzbank AG	21,194,057
9,986		Continental AG	1,290,387
149,926	L	DaimlerChrysler AG	12,332,107
111,970		Deutsche Bank AG	15,065,127
26,150		Deutsche Boerse AG	6,008,886
517,443		Deutsche Post AG	15,607,090
74,885		Deutsche Postbank AG	6,503,109
88,805	S	E.ON AG	12,022,814
254,425	L	Fraport AG Frankfurt Airport Services Worldwide	18,728,772
120,550		Fresenius AG	9,723,283
59,705		Fresenius Medical Care AG & Co. KGaA	8,681,896
24,208		Henkel KGaA	3,254,447
65,468		Hypo Real Estate Holding AG	4,182,092
62,817		IKB Deutsche Industriebank AG	2,508,830
232,407		IVG Immobilien AG	11,158,703
72,241	@	KarstadtQuelle AG	2,650,762
93,843	@	Landesbank Berlin Holding AG	860,437
4,219		MAN AG	491,490
14,691		Merck KGaA	1,897,135
12,920		Metro AG	916,145
33,562		MTU Aero Engines Holding AG	2,001,806
889		Puma AG Rudolf Dassler Sport	325,165
89,318		Rhoen Klinikum AG	5,361,213
143,865		Siemens AG	15,405,953
7,017	@	Symrise	181,755
			185,773,938
		Greece: 0.3%
211,272	@	Hellenic Telecommunications Organization SA	5,762,910
			5,762,910
		Guernsey: 0.7%
538,276		KKR Private Equity Investors LP	13,053,193
			13,053,193
		Hong Kong: 1.9%
2,699,711		China Merchants Holdings International Co., Ltd.	11,311,370
363,000	@, L	Clear Media Ltd.	394,429
2,637,240	@, L	Galaxy Entertainment Group Ltd.	2,575,478
3,925,388		GOME Electrical Appliances Holdings Ltd.	4,356,282
806,396	@	Hutchison Telecommunications International Ltd.	1,628,149

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
2,697,971		Melco International Development	$4,839,272
44,865	@, L	Melco PBL Entertainment Macau Ltd. ADR	724,128
7,544,091		Shun TAK Holdings Ltd.	9,999,286
558,000		Texwinca Holdings Ltd.	375,904
			36,204,298
		Hungary: 3.1%
2,585,697		Magyar Telekom Telecommunications PLC	12,998,485
8,486		Mol Magyar Olaj- es Gazipari Rt	971,840
900,689		OTP Bank Nyrt	40,879,185
21,935		Richter Gedeon Nyrt	3,932,929
			58,782,439
		India: 0.2%
410,249	X	Canara Bank	1,833,813
41,363		State Bank of India Ltd. GDR	2,593,460
			4,427,273
		Indonesia: 0.1%
219,310		Semen Gresik Persero Tbk PT	952,676
			952,676
		Ireland: 0.0%
46,473	@	Dragon Oil PLC	161,143
			161,143
		Italy: 4.2%
69,685		Assicurazioni Generali S.p.A.	2,967,992
750,702		Banca CR Firenze	5,589,283
28,334		Banca Italease S.p.A.	1,816,166
60,102		Banca Popolare dell’Emilia Romagna Scrl	1,547,198
375,751		Banca Popolare di Milano Scrl	5,830,612
44,210		Banca Popolare di Sondrio SCARL	953,694
314,132	@	Banca Popolare Italiana Scrl	4,920,232
85,053		Banche Popolari Unite Scpa	2,522,689
118,352	L	Banco Popolare di Verona e Novara Scrl	3,686,182
63,576	L	Bulgari S.p.A.	919,622
201,757		Buzzi Unicem S.p.A.	6,147,220
1,028,884		Capitalia S.p.A.	9,303,492
281,213		Credito Emiliano S.p.A.	4,434,006
115,173		ENI S.p.A.	3,747,938
59,695		Finmeccanica S.p.A.	1,794,398
121,741		Geox S.p.A.	2,127,003
143,859	@	Impregilo S.p.A.	1,019,864
750,396		Intesa Sanpaolo S.p.A.	5,615,185
36,733		Luxottica Group S.p.A.	1,173,270
493,087		Telecom Italia S.p.A.	1,408,817
879,290		UniCredito Italiano S.p.A. — Milan Exchange	8,372,798
331,490	@	UniCredito Italiano S.p.A. — Xetra Exchange	3,148,295
			79,045,956
		Japan: 6.3%
19,250		Acom Co., Ltd.	816,327
18,375		Aeon Credit Service Co., Ltd.	308,052
21,450		Aiful Corp.	661,923
28,904		Aisin Seiki Co., Ltd.	1,009,713
85,000		Bank of Fukuoka Ltd.	685,973
44,963		Bank of Kyoto Ltd.	514,518
104,980		Bank of Yokohama Ltd.	780,398
82,620	S	Canon, Inc.	4,436,219
76,000		Chiba Bank Ltd.	667,960
15,790		Credit Saison Co., Ltd.	517,692
76,000		Daihatsu Motor Co., Ltd.	722,139
43,000		Daikin Industries Ltd.	1,491,695
40,016		Daiwa Securities Group, Inc.	480,891
42,822		Denso Corp.	1,585,165
386		Dentsu, Inc.	1,076,231
322		East Japan Railway Co.	2,504,485
26,200		Eisai Co., Ltd.	1,255,588
13,600		Fanuc Ltd.	1,260,116
254		Fuji Television Network, Inc.	587,232
75,000		Fujitsu Ltd.	497,617
79,000		Gunma Bank Ltd.	557,950
117,620		Honda Motor Co., Ltd.	4,098,547
59,300		Hoya Corp.	1,959,127
13,200		Ibiden Co., Ltd.	681,690
54,000		Itochu Corp.	533,312
734	S	Japan Tobacco, Inc.	3,598,296
33,469		JS Group Corp.	723,849
18,136		JSR Corp.	416,891
187		KDDI Corp.	1,487,598
3,090		Keyence Corp.	695,234
61,920		Koito Manufacturing Co., Ltd.	847,666
170,829		Kubota Corp.	1,490,214

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
17,900		Kyocera Corp.	$1,681,679
13,961		Makita Corp.	517,125
260,324	S	Matsushita Electric Industrial Co., Ltd.	5,246,686
66,000		Mitsubishi Electric Corp.	678,129
553	S	Mitsubishi UFJ Financial Group, Inc.	6,230,495
49,000		Mitsubishi UFJ Securities Co.	556,687
24,596		Mitsui Fudosan Co., Ltd.	719,024
10		Mitsui Mining & Smelting Co., Ltd.	55
952	S	Mizuho Financial Group, Inc.	6,115,338
85,000		NGK Spark Plug Co., Ltd.	1,586,084
44,302		NHK Spring Co., Ltd.	443,398
3,303		Nintendo Co., Ltd.	958,404
61,500		Nippon Electric Glass Co., Ltd.	1,073,612
399		Nippon Telegraph & Telephone Corp.	2,107,676
30,000		Nissan Chemical Industries Ltd.	385,509
47,277		Nissan Motor Co., Ltd.	505,079
48,704		Nitto Denko Corp.	2,282,798
39,804		Nomura Holdings, Inc.	825,236
87,000		NSK Ltd.	827,156
896		NTT DoCoMo, Inc.	1,650,621
3,800		ORIX Corp.	985,965
20,483		Promise Co., Ltd.	768,707
145	L	Resona Holdings, Inc.	388,473
154,000		Ricoh Co., Ltd.	3,455,890
40		Sapporo Hokuyo Holdings, Inc.	400,209
33,100		Sega Sammy Holdings, Inc.	771,508
33,847		Seven & I Holdings Co., Ltd.	1,026,103
38,000		Sharp Corp.	730,729
53,114		Shizuoka Bank Ltd.	563,792
51,469		Sony Corp.	2,601,215
59,997		Stanley Electric Co., Ltd.	1,216,489
178,000		Sumitomo Chemical Co., Ltd.	1,341,371
50,255		Sumitomo Corp.	900,529
50,100		Sumitomo Electric Industries Ltd.	758,882
82,134		Sumitomo Metal Industries Ltd.	423,806
469	S	Sumitomo Mitsui Financial Group, Inc.	4,246,090
77,000		Sumitomo Trust & Banking Co., Ltd.	798,862
35,000		Suruga Bank Ltd.	454,232
170,000	L	Suzuki Motor Corp.	4,399,532
18,500		Takata Corp.	734,725
30,200		Takeda Pharmaceutical Co., Ltd.	1,977,470
20,430	L	Takefuji Corp.	818,206
140,000		Teijin Ltd.	786,861
38,000		Toppan Printing Co., Ltd.	395,821
89,000		Toray Industries, Inc.	640,593
139,000	S	Toyota Motor Corp.	8,901,688
39,040		Yamada Denki Co., Ltd.	3,621,440
29,502		Yamaha Motor Co., Ltd.	824,006
14,368		Yamato Holdings Co., Ltd.	231,207
53,203		Yokogawa Electric Corp.	812,407
			119,317,907
		Luxembourg: 0.3%
76,197	@, L	Millicom International Cellular SA	5,970,797
10,986	@	TVSL SA	—
			5,970,797
		Malaysia: 0.1%
422,300		Sime Darby Bhd	986,732
			986,732
		Mexico: 0.5%
53,712		Consorcio ARA, S.A. de C.V.	92,454
87,983		CORP. MOCTEZUMA-SER	247,711
15,126	@, L	Desarrollado ADR	876,552
25,370		Fomento Economico Mexicano SA de CV ADR	2,800,594
96,288	L	Grupo Televisa SA ADR	2,869,382
813,608	@	Urbi Desarrollos Urbanos SA de C.V	3,364,773
			10,251,466
		Netherlands: 2.9%
34,333		Heineken NV	1,795,113
338,444	@, L	Koninklijke Ahold NV	3,973,874
172,959	L	Koninklijke Philips Electronics NV	6,592,427
25,344		Koninklijke Vopak NV	1,435,657
300,020		Royal KPN NV	4,674,798
143,109		Royal Numico NV	7,381,340
367,070		TNT NV	16,872,710
411,187		Unilever NV	12,009,187
			54,735,106
		New Zealand: 0.0%
436,996		Auckland International Airport Ltd.	751,688
			$751,688

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Norway: 1.0%
61,620		DNB NOR ASA	$865,863
173,581		Norsk Hydro ASA	5,679,607
71,653	@	Orkla ASA	5,018,669
68,890	S	Statoil ASA	1,860,077
49,531		Storebrand ASA	788,805
252,075		Telenor ASA	4,449,977
			18,662,998
		Philippines: 0.3%
177,687		Ayala Corp.	2,055,980
2,839,919		Ayala Land, Inc.	966,852
32,390		Philippine Long Distance Telephone Co.	1,697,454
			4,720,286
		Poland: 3.9%
40,547		Agora SA	657,545
21,640		Bank BPH	7,319,899
223,914		Bank Handlowy w Warszawie	7,469,795
7,895		Bank Millennium SA	30,373
169,098		Bank Pekao SA	14,893,842
111,262		Bank Zachodni WBK SA	10,273,317
12,748	@	BRE Bank SA	2,088,768
41,131	@	Budimex SA	1,422,742
150,740	@	Cersanit Krasnystaw SA	2,112,888
206,776	@	Globe Trade Centre SA	3,638,240
11,976		Grupa Kety SA	790,548
14,368	@	Inter Cars SA	308,416
11,813	S	Polska Graupa Framaceutycz SA	329,098
130,828	@	Polski Koncern Miesny Duda SA	610,443
878,665	S	Powszechna Kasa Oszczednosci Bank Polski SA	14,496,489
27,789		Sniezka SA	428,290
2,682		Stomil Sanok	207,618
772,454		Telekomunikacja Polska SA	6,320,903
			73,399,214
		Portugal: 0.5%
166,369		Energias de Portugal SA	895,889
327,493		Jeronimo Martins	8,530,422
			9,426,311
		Romania: 0.2%
500,000		Romanian Bank for Development SA	4,204,704
957,828	S	SNP Petrom SA	217,030
1,544,000		Socep Constanta	147,566
			4,569,300
		Russia: 3.8%
127,401	@, L	CTC Media, Inc.	3,271,658
62,939		Lukoil-Spon ADR	5,426,927
56,582		MMC Norilsk Nickel ADR	10,495,961
524,248	X	NovaTek OAO	3,040,638
106,183		OAO Gazprom ADR	4,446,413
660,988	@	OAO Rosneft Oil Co. GDR	5,577,753
42	@, I	OJSC Evrocement Group	588,000
15,356	@	Polyus Gold Co. ZAO	739,038
51,411	@, L	Polyus Gold Co. ZAO ADR	2,483,151
4,958		Sberbank RF	17,512,597
109,414	@, #	Sistema-Hals GDR	1,338,133
556,957		TNK-BP Holding	1,233,660
102,485		Unified Energy System GDR	13,886,718
193,885		Uralkaliy	342,153
131,226	L	Uralsvyazinform ADR	1,705,938
			72,088,738
		South Korea: 0.4%
18,609		Hyundai Motor Co.	1,302,843
3,344	@	NHN Corp.	488,654
8,588		Samsung Electronics Co., Ltd.	5,120,368
			6,911,865
		Spain: 0.9%
689,895	L	Corp. Mapfre SA	3,551,665
36,062		Gamesa Corp. Tecnologica SA	1,313,139
59,173	@	Grifols SA	956,722
67,900		Inditex SA	4,240,938
295,885		Telefonica SA	6,552,279
			16,614,743
		Sweden: 3.2%
11,943		Autoliv, Inc.	685,208
159,426		Getinge AB	3,637,049
65,218		Hennes & Mauritz AB	3,753,418
85,082	@	Modern Times Group AB	4,968,655
640,112	S	Nordea Bank AB	10,226,474

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
421,290	L	Skandinaviska Enskilda Banken AB	$13,493,580
258,979		Skanska AB	5,772,289
400,734		Swedbank AB	14,046,232
574,303		Telefonaktiebolaget LM Ericsson	2,129,103
209,738		TeliaSonera AB	1,819,600
			60,531,608
		Switzerland: 7.1%
30,764	L	Adecco SA	1,956,186
5,152		BKW FMB Energie AG	537,908
220,228		Compagnie Financiere Richemont AG	12,355,093
254,354		Credit Suisse Group	18,310,612
898		Flughafen Zuerich AG	348,143
1,721		Givaudan	1,597,022
180,989	S	Holcim Ltd.	18,210,518
68,254	S, L	Nestle SA	26,597,126
283,906	S	Novartis AG	15,860,722
102,353	S	Roche Holding AG	18,181,607
3,120	L	SGS SA	3,734,960
47,409		Swatch Group AG	12,560,000
14,842		Syngenta AG	2,828,563
			133,078,460
		Thailand: 0.1%
280,976		Bangkok Bank PCL	866,551
1,978,606		Krung Thai Bank PCL	683,776
			1,550,327
		Turkey: 0.6%
2,217,903		Dogan Sriketler Grubu Holdings	3,642,958
571,489		Haci Omer Sabanci Holding AS	2,310,536
637,456		Turkiye Garanti Bankasi AS	2,825,761
719,343		Turkiye Is Bankasi	3,431,697
			12,210,952
		Ukraine: 0.5%
2,095	@, I, X	Centrenergo ADR	69,281
2,093,145	@	Raiffeisen Bank Aval	402,967
38,289	X	Ukrnafta Oil Co.	2,804,136
233	@, I, L, X	Ukrnafta Oil Co. ADR	102,306
22,139,577	@, X	UkrTelecom	5,009,252
71,389		UkrTelecom GDR	780,083
			9,168,025
		United Kingdom: 10.3%
550,200		Aegis Group PLC	1,621,234
89,441		Alliance Boots PLC	1,808,129
98,234		Amec PLC	1,026,931
253,294		Anglo American PLC	13,375,761
61,625		Arriva PLC	903,464
254,379		BAE Systems PLC	2,305,929
337,400		BHP Billiton PLC	7,496,595
136,737		BP PLC	1,477,948
240,133		Burberry Group PLC	3,086,884
1,428,632		Compass Group PLC	9,568,615
939,915	S	Diageo PLC	19,052,682
72,192		Firstgroup PLC	943,731
819,448	S	GlaxoSmithKline PLC	22,619,355
53,840		Imperial Tobacco Group PLC	2,414,775
173,672		Intertek Group PLC	3,101,472
171,545		Kingfisher PLC	941,529
40,291		National Express Group PLC	1,001,227
71,395	@	Peter Hambro Mining PLC	1,581,170
192,688		Prudential PLC	2,722,778
434,894		QinetiQ PLC	1,597,604
171,502		Reckitt Benckiser PLC	8,943,641
377,725		Rentokil Initial PLC	1,214,820
115,472	L	Rio Tinto PLC	6,593,892
1,172,757		Rolls-Royce Group PLC	11,439,468
67,144,284		Rolls-Royce Group PLC — B Shares Entitlement	132,130
51,106		SABMiller PLC	1,124,892
107,189		Scottish & Newcastle PLC	1,269,570
1,224,022		Smith & Nephew PLC	15,576,937
61,636		Smiths Group PLC	1,245,977
283,851		Stagecoach Group PLC	1,003,869
1,188,272		Tesco PLC	10,399,310
10,005,053	S	Vodafone Group PLC	26,752,078
247,199		William Hill PLC	3,097,081
60,958		Wolseley PLC	1,432,579
359,697		WPP Group PLC	5,461,537
			194,335,594
		United States: 0.5%
401,006		News Corp., Inc. — Class B	9,812,617
			9,812,617

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Total Common Stock
		(Cost $1,440,199,000)	$1,729,378,263
MUTUAL FUNDS: 0.3%
		British Virgin Islands: 0.1%
313,271	@	RenShares Utilities Ltd.	1,058,856
			1,058,856
		Luxembourg: 0.1%
87,943	@	Prologis European Properties	1,826,786
			1,826,786
		Romania: 0.1%
422,000		SIF 1 Banat Crisana Arad	477,511
458,000		SIF 2 Moldova Bacau	532,845
346,500		SIF 3 Transilvania Brasov	450,063
635,000		SIF 4 Muntenia Bucuresti	447,816
403,500		SIF 5 Oltenia Craiova	511,238
			2,419,473
		Total Mutual Funds
		(Cost $3,341,614)	5,305,115
EQUITY-LINKED SECURITIES: 2.3%
		India: 2.3%
1,261,872	#	Banking Index Benchmark Exchange Traded Scheme — Bank BeES	15,160,130
726,225	#, X	Bharti Airtel Ltd.	12,737,987
682,075	#, X	State Bank of India Ltd.	15,571,772

		Total Equity-Linked Securities
		(Cost $40,166,871)	43,469,889
PREFERRED STOCK: 0.2%
		Germany: 0.2%
85,736		ProSieben SAT.1 Media AG	3,053,911
		Total Preferred Stock
		(Cost $2,370,055)	3,053,911
RIGHTS: 0.0%
		Italy: 0.0%
2,154	@	Banca Popolare dell’Emilia Romagna Scrl	53,692
			53,692
		Poland: 0.0%
130,828		DUDA SA Rights	420,772
			420,772
		Total Rights
		(Cost $—)	474,464
WARRANTS: 0.1%
		Luxembourg: 0.1%
386,235		Citigroup - Idea Cellular	846,975
49,272	X	Suzlon Energy Ltd.	1,132,763
		Total Warrants
		(Cost $2,407,178)	1,979,738
		Total Long-Term Investments
		(Cost $1,488,484,718)	1,783,661,380

Principal Amount		Value
SHORT-TERM INVESTMENTS: 9.6%
	U.S. Government Agency Obligations: 1.9%
$35,940,000	Federal Home Loan Bank, 4.750%, due 04/02/07	$35,930,516
	Total U.S. Government Agency Obligations
	(Cost $35,930,516)	35,930,516
	Securities Lending Collateralcc: 7.7%
145,441,945	The Bank of New York Institutional Cash Reserves Fund	145,441,945
	Total Securities Lending Collateral
	(Cost $145,441,945)	145,441,945
	Total Short-Term Investments
	(Cost $181,372,461)	181,372,461

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $1,669,857,179)*	104.1%	$1,965,033,841
	Other Assets and Liabilities — Net	(4.1)	(78,055,544)
	Net Assets	100.0%	$1,886,978,297
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,672,855,933 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$310,722,296
	Gross Unrealized Depreciation		(18,544,388)
	Net Unrealized Appreciation		$292,177,908

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.6%
Aerospace/Defense	0.9
Agriculture	0.3
Apparel	0.4
Auto Manufacturers	1.9
Auto Parts & Equipment	0.4
Banks	22.5
Beverages	2.1
Biotechnology	0.2
Building Materials	3.8
Chemicals	1.4
Commercial Services	0.8
Computers	0.1
Distribution/Wholesale	0.2
Diversified Financial Services	3.3
Electric	3.1
Electrical Components & Equipment	0.3
Electronics	0.8
Energy - Alternate Sources	0.0
Engineering & Construction	5.0
Entertainment	0.2
Food	4.2
Food Service	0.5
Gas	0.0
Hand/Machine Tools	0.0
Healthcare - Products	1.1
Healthcare - Services	1.3
Holding Companies - Diversified	2.3
Home Builders	0.2
Home Furnishings	0.4
Household Products/Wares	0.6
Insurance	0.8
Internet	0.0
Investment Companies	0.8
Iron/Steel	0.0
Leisure Time	0.1
Lodging	0.1
Machinery - Diversified	0.1
Media	2.2
Metal Fabricate/Hardware	0.0
Mining	4.6
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.4
Oil & Gas	4.6
Pharmaceuticals	4.7
Real Estate	2.0
Retail	3.2
Semiconductors	0.3
Sovereign	0.0
Telecommunications	7.2
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	2.1
Water	0.2
Other Long-Term Investments	1.1
Short-Term Investments	9.6
Other Assets and Liabilities - Net	(4.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Advertising: 2.0%
625,300	@, L	Interpublic Group of Cos., Inc.	$7,697,443
			7,697,443
		Aerospace/Defense: 3.6%
51,300		Boeing Co.	4,561,083
181,400		Raytheon Co.	9,516,244
			14,077,327
		Auto Parts & Equipment: 0.1%
3,600	@@	Magna International, Inc.	270,396
			270,396
		Banks: 4.1%
175,810		Bank of America Corp.	8,969,826
103,100		State Street Corp.	6,675,725
			15,645,551
		Biotechnology: 0.6%
156,975	@, L	Enzo Biochem, Inc.	2,367,183
			2,367,183
		Building Materials: 0.3%
34,900		Simpson Manufacturing Co., Inc.	1,076,316
			1,076,316
		Chemicals: 3.0%
99,500		Dow Chemical Co.	4,563,070
145,700		EI DuPont de Nemours & Co.	7,201,951
			11,765,021
		Computers: 1.5%
60,100		International Business Machines Corp.	5,665,026
98,733	@, L	Wave Systems Corp.	266,579
			5,931,605
		Diversified Financial Services: 7.2%
102,300		American Express Co.	5,769,720
12,600		Franklin Resources, Inc.	1,522,458
230,800		JP Morgan Chase & Co.	11,166,104
116,000	L	Merrill Lynch & Co., Inc.	9,473,720
			27,932,002
		Electronics: 1.1%
119,900	@	Agilent Technologies, Inc.	4,039,431
			4,039,431
		Food: 2.2%
22,600	@, L	Smithfield Foods, Inc.	676,870
70,535	@@	Unilever PLC	2,130,159
194,560	@@, L	Unilever PLC ADR	5,850,419
			8,657,448
		Forest Products & Paper: 1.6%
84,900	L	Weyerhaeuser Co.	6,345,426
			6,345,426
		Healthcare — Products: 1.7%
110,900		Johnson & Johnson	6,682,834
			6,682,834
		Household Products/Wares: 1.4%
79,600		Kimberly-Clark Corp.	5,451,804
			5,451,804
		Insurance: 8.8%
26,650	@@	Allied World Assurance Holdings Ltd.	1,139,288
77,600		American International Group, Inc.	5,216,272
143,000		Chubb Corp.	7,388,810
172,600	@, L	CNA Surety Corp.	3,641,860
31,200		Hartford Financial Services Group, Inc.	2,982,096
91,000	L	MGIC Investment Corp.	5,361,720
180,800		PMI Group, Inc.	8,175,776
			33,905,822
		Internet: 1.4%
84,300	@, L	eBay, Inc.	2,794,545
103,700	@, L	VeriSign, Inc.	2,604,944
			5,399,489
		Machinery — Construction & Mining: 1.6%
89,400	L	Caterpillar, Inc.	5,992,482
			5,992,482
		Machinery — Diversified: 0.7%
25,600		Deere & Co.	2,781,184
			2,781,184
		Media: 10.7%
317,100		News Corp., Inc. — Class A	7,331,352

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
253,700	L	News Corp., Inc. — Class B	$6,208,039
594,400	@@	Pearson PLC	10,226,515
393,300		Time Warner, Inc.	7,755,876
281,700		Walt Disney Co.	9,698,931
			41,220,713
		Mining: 1.6%
170,300	L	Alcoa, Inc.	5,773,170
4,700	@@	Anglogold Ashanti Ltd. ADR	209,573
4,500		Newmont Mining Corp.	188,955
			6,171,698
		Miscellaneous Manufacturing: 4.4%
220,900		General Electric Co.	7,811,024
202,100		Honeywell International, Inc.	9,308,726
			17,119,750
		Oil & Gas: 4.3%
92,500	L	Anadarko Petroleum Corp.	3,975,650
48,300		Chevron Corp.	3,572,268
25,700	L	ConocoPhillips	1,756,595
43,800		ExxonMobil Corp.	3,304,710
36,800	L	GlobalSantaFe Corp.	2,269,824
31,500	L	Murphy Oil Corp.	1,682,100
			16,561,147
		Oil & Gas Services: 3.2%
38,300	L	Baker Hughes, Inc.	2,532,779
89,200		BJ Services Co.	2,488,680
115,500	L	Halliburton Co.	3,665,970
54,100	L	Schlumberger Ltd.	3,738,310
			12,425,739
		Pharmaceuticals: 11.6%
185,400		Abbott Laboratories	10,345,320
70,600		Eli Lilly & Co.	3,791,926
113,200	@@, L	GlaxoSmithKline PLC ADR	6,255,432
144,900	@@	Novartis AG ADR	7,915,887
310,400		Pfizer, Inc.	7,840,704
173,700		Wyeth	8,690,211
			44,839,480
		Pipelines: 1.0%
138,900		Williams Cos., Inc.	3,953,094
			3,953,094
		Retail: 5.1%
248,200		Gap, Inc.	4,271,522
173,200		Home Depot, Inc.	6,363,368
167,500		Wal-Mart Stores, Inc.	7,864,125
35,330	L	Williams-Sonoma, Inc.	1,252,802
			19,751,817
		Semiconductors: 6.9%
319,700	L	Applied Materials, Inc.	5,856,904
117,300	@	Novellus Systems, Inc.	3,755,946
14,900	@@, #	Samsung Electronics GDR	4,459,229
536,342	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,765,677
209,500	L	Texas Instruments, Inc.	6,305,950
29,131	@, @@, L	Verigy Ltd.	683,705
			26,827,411
		Software: 2.2%
299,800		Microsoft Corp.	8,355,426
			8,355,426
		Telecommunications: 5.4%
219,800	@	Cisco Systems, Inc.	5,611,494
430,500		Motorola, Inc.	7,606,935
291,025	@@, L	Vodafone Group PLC ADR	7,816,932
			21,035,361
		Total Common Stock
		(Cost $304,748,495)	384,280,400

Principal Amount		Value
SHORT-TERM INVESTMENTS: 20.3%
	U.S. Government Agency Obligations: 0.2%
$713,000	Federal Home Loan Bank, 4.750%, due 04/02/07	$712,812
	Total U.S. Government Agency Obligations
	(Cost $712,812)	712,812
	Securities Lending Collateralcc: 20.1%
77,913,575	The Bank of New York Institutional Cash Reserves Fund	77,913,575
	Total Securities Lending Collateral
	(Cost $77,913,575)	77,913,575
	Total Short-Term Investments
	(Cost $78,626,387)	78,626,387

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners All Cap Portfolio	as of March 31, 2007 (Unaudited) (continued)

		Value
Total Investments in Securities
(Cost $383,374,882)*	119.6%	$462,906,787
Other Assets and Liabilities — Net	(19.6)	(75,785,713)
Net Assets	100.0%	$387,121,074

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $383,458,996.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$82,183,963
	Gross Unrealized Depreciation	(2,736,172)
	Net Unrealized Appreciation	$79,447,791

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Apparel: 0.8%
67,000		Nike, Inc.	$7,119,420
			7,119,420
		Auto Manufacturers: 0.5%
131,200		General Motors Corp.	4,019,968
			4,019,968
		Banks: 1.6%
188,200		Capital One Financial Corp.	14,201,572
			14,201,572
		Biotechnology: 0.1%
8,500	@	Amgen, Inc.	474,980
			474,980
		Building Materials: 0.5%
152,900		Masco Corp.	4,189,460
			4,189,460
		Computers: 5.2%
238,900	@	Dell, Inc.	5,544,869
369,000		Hewlett-Packard Co.	14,811,660
127,700		International Business Machines Corp.	12,037,002
534,000	@@	Seagate Technology, Inc.	12,442,200
			44,835,731
		Diversified Financial Services: 10.0%
448,200		Citigroup, Inc.	23,010,588
726,200		Countrywide Financial Corp.	24,429,368
802,900		JP Morgan Chase & Co.	38,844,302
			86,284,258
		Electric: 5.2%
2,058,000	@	AES Corp.	44,288,160
			44,288,160
		Healthcare — Services: 10.7%
690,800		Aetna, Inc.	30,250,132
390,800	@	Health Net, Inc.	21,028,948
766,200		UnitedHealth Group, Inc.	40,585,614
			91,864,694
		Home Builders: 3.5%
90,100		Beazer Homes USA, Inc.	2,615,603
261,900		Centex Corp.	10,942,182
467,600		Pulte Homes, Inc.	12,372,696
99,900		Ryland Group, Inc.	4,214,781
			30,145,262
		Insurance: 2.4%
303,050		American International Group, Inc.	20,371,021
			20,371,021
		Internet: 21.3%
1,004,000	@	Amazon.com, Inc.	39,949,160
763,800	@	eBay, Inc.	25,319,970
818,450	@	Expedia, Inc.	18,971,671
85,400	@	Google, Inc.	39,126,864
708,850	@	IAC/InterActiveCorp.	26,730,734
1,064,200	@	Yahoo!, Inc.	33,298,818
			183,397,217
		Media: 4.8%
927,100	@	DIRECTV Group, Inc.	21,388,197
1,018,200		Time Warner, Inc.	20,078,904
			41,467,101
		Miscellaneous Manufacturing: 9.7%
919,500		Eastman Kodak Co.	20,743,920
423,600		General Electric Co.	14,978,496
1,509,000	@@	Tyco International Ltd.	47,608,950
			83,331,366
		Pharmaceuticals: 1.6%
551,000		Pfizer, Inc.	13,918,260
			13,918,260

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Retail: 6.6%
511,300		Home Depot, Inc.		$18,785,162
209,400	@	Sears Holding Corp.		37,725,504
				56,510,666
		Software: 3.0%
440,600		CA, Inc.		11,415,946
281,900	@	Electronic Arts, Inc.		14,196,484
				25,612,430
		Telecommunications: 11.4%
510,100	@	Cisco Systems, Inc.		13,022,853
168,900		Motorola, Inc.		2,984,463
4,359,000	@	Qwest Communications International, Inc.		39,187,410
2,265,300		Sprint Nextel Corp.		42,950,088
				98,144,814
		Total Investments in Securities
		(Cost $736,039,818)*	98.9%	$850,176,380
		Other Assets and Liabilities — Net	1.1	9,215,400
		Net Assets	100.0%	$859,391,780

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $736,356,808.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$138,525,727
	Gross Unrealized Depreciation	(24,706,155)
	Net Unrealized Appreciation	$113,819,572

PORTFOLIO OF INVESTMENTS
ING Lifestyle Aggressive Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,411,651		ING Alliance Bernstein Mid Cap Growth Portfolio — Class I		$24,463,910
2,208,762		ING Disciplined Small Cap Value Portfolio — Class I		24,583,519
876,437		ING Global Real Estate Portfolio — Class I		12,427,875
1,234,994		ING JPMorgan Emerging Markets Portfolio — Class I		24,749,281
6,632,651		ING JPMorgan Fleming International Portfolio — Class I		110,698,942
2,865,435		ING JPMorgan Value Opportunities Portfolio — Class I		36,734,877
10,497,288		ING Julius Baer Foreign Portfolio — Class I		185,172,164
2,787,462		ING Legg Mason Aggressive Growth Portfolio — Class I		134,327,784
6,556,790		ING Legg Mason Value Portfolio — Class I		73,042,639
2,212,732		ING Neuberger Berman Partners Portfolio — Class I		24,406,433
1,897,120		ING Pioneer Mid Cap Value Portfolio — Class I		24,491,820
819,380		ING T Rowe Price Growth Equity Portfolio — Class I		48,941,548
6,365,067		ING Van Kampen Comstock Portfolio — Class I		85,928,406
1,219,582		ING Van Kampen Real Estate Portfolio — Class I		49,673,556
5,360,672		ING VP Index Plus International Equity Portfolio — Class I		74,191,702
8,364,190		ING VP Index Plus Large Cap Portfolio — Class I		146,791,531
2,467,931		ING VP Index Plus Mid Cap Portfolio — Class I		49,062,465
1,999,368		ING VP Index Plus Small Cap Portfolio — Class I		36,888,331
1,629,490		ING VP Small Company Portfolio — Class I		36,826,481
2,086,977		ING Wells Fargo Small Cap Portfolio — Class I		24,501,104
		Total Investments in Securities (Cost $1,074,367,788)*	100.0%	$1,227,904,368
		Other Assets and Liabilities — Net	(0.0)	(518,231)
		Net Assets	100.0%	$1,227,386,137

	*	Cost for federal income tax purposes is $1,074,381,339.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$153,738,767
		Gross Unrealized Depreciation		(215,738)
		Net Unrealized Appreciation		$153,523,029

PORTFOLIO OF INVESTMENTS
ING Lifestyle Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
3,540,455		ING Alliance Bernstein Mid Cap Growth Portfolio — Class I		$61,356,084
5,539,472		ING Disciplined Small Cap Value Portfolio — Class I		61,654,327
2,197,961		ING Global Real Estate Portfolio — Class I		31,167,091
3,097,179		ING JPMorgan Emerging Markets Portfolio — Class I		62,067,476
9,238,849		ING JPMorgan Fleming International Portfolio — Class I		154,196,389
4,790,983		ING JPMorgan Value Opportunities Portfolio — Class I		61,420,400
21,060,551		ING Julius Baer Foreign Portfolio — Class I		371,508,115
5,719,926		ING Legg Mason Aggressive Growth Portfolio — Class I		275,643,243
10,963,124		ING Legg Mason Value Portfolio — Class I		122,129,202
61,709,150		ING Liquid Assets Portfolio — Class I		61,709,150
5,549,566		ING Neuberger Berman Partners Portfolio — Class I		61,211,718
25,062,208		ING PIMCO Core Bond Portfolio — Class I		277,438,639
5,888,292		ING Pioneer High Yield Portfolio — Class I		61,768,180
4,757,956		ING Pioneer Mid Cap Value Portfolio — Class I		61,425,209
1,541,251		ING T Rowe Price Growth Equity Portfolio — Class I		92,058,943
11,402,385		ING Van Kampen Comstock Portfolio — Class I		153,932,196
2,293,905		ING Van Kampen Real Estate Portfolio — Class I		93,430,768
11,202,069		ING VP Index Plus International Equity Portfolio — Class I		155,036,629
17,481,144		ING VP Index Plus Large Cap Portfolio — Class I		306,794,072
6,189,527		ING VP Index Plus Mid Cap Portfolio — Class I		123,047,797
5,014,315		ING VP Index Plus Small Cap Portfolio — Class I		92,514,104
14,035,493		ING VP Intermediate Bond Portfolio — Class I		184,987,795
4,086,712		ING VP Small Company Portfolio — Class I		92,359,690
5,234,146		ING Wells Fargo Small Cap Portfolio — Class I		61,448,875
		Total Investments in Securities
		(Cost $2,789,333,441)*	100.4%	$3,080,306,092
		Other Assets and Liabilities — Net	(0.4)	(11,981,010)
		Net Assets	100.0%	$3,068,325,082

	*	Cost for federal income tax purposes is $2,791,242,355.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$290,102,267
		Gross Unrealized Depreciation		(1,038,530)
		Net Unrealized Appreciation		$289,063,737

PORTFOLIO OF INVESTMENTS
ING Lifestyle Moderate Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
601,910		ING Alliance Bernstein Mid Cap Growth Portfolio — Class I		$10,431,099
941,777		ING Disciplined Small Cap Value Portfolio — Class I		10,481,978
3,143,919		ING JPMorgan Fleming International Portfolio — Class I		52,472,014
1,629,027		ING JPMorgan Value Opportunities Portfolio — Class I		20,884,124
4,176,722		ING Julius Baer Foreign Portfolio — Class I		73,677,383
864,383		ING Legg Mason Aggressive Growth Portfolio — Class I		41,654,603
2,795,677		ING Legg Mason Value Portfolio — Class I		31,143,842
94,423,055		ING Liquid Assets Portfolio — Class I		94,423,055
1,639,566		ING Lord Abbett Affiliated Portfolio — Class I		20,888,073
1,886,935		ING Neuberger Berman Partners Portfolio — Class I		20,812,895
18,937,482		ING PIMCO Core Bond Portfolio — Class I		209,637,930
1,012,700		ING PIMCO High Yield Bond Portfolio — Class I		10,481,447
2,002,192		ING Pioneer High Yield Portfolio — Class I		21,002,999
808,898		ING Pioneer Mid Cap Value Portfolio — Class I		10,442,875
349,368		ING T Rowe Price Growth Equity Portfolio — Class I		20,867,742
3,103,555		ING Van Kampen Comstock Portfolio — Class I		41,897,988
520,004		ING Van Kampen Real Estate Portfolio — Class I		21,179,753
2,284,841		ING VP Index Plus International Equity Portfolio — Class I		31,622,193
5,349,506		ING VP Index Plus Large Cap Portfolio — Class I		93,883,822
1,052,289		ING VP Index Plus Mid Cap Portfolio — Class I		20,919,499
1,136,664		ING VP Index Plus Small Cap Portfolio — Class I		20,971,456
12,726,567		ING VP Intermediate Bond Portfolio — Class I		167,736,155
		Total Investments in Securities
		(Cost $983,396,043)*	100.1%	$1,047,512,925
		Other Assets and Liabilities — Net	(0.1)	(726,156)
		Net Assets	100.0%	$1,046,786,769

	*	Cost for federal income tax purposes is $984,679,565.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$63,522,966
		Gross Unrealized Depreciation		(689,606)
		Net Unrealized Appreciation		$62,833,360

PORTFOLIO OF INVESTMENTS
ING Lifestyle Moderate Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,376,694		ING Alliance Bernstein Mid Cap Growth Portfolio — Class I		$23,858,113
2,154,046		ING Disciplined Small Cap Value Portfolio — Class I		23,974,536
1,204,356		ING JPMorgan Emerging Markets Portfolio — Class I		24,135,296
7,185,781		ING JPMorgan Fleming International Portfolio — Class I		119,930,683
3,725,916		ING JPMorgan Value Opportunities Portfolio — Class I		47,766,237
15,015,130		ING Julius Baer Foreign Portfolio — Class I		264,866,893
3,459,766		ING Legg Mason Aggressive Growth Portfolio — Class I		166,726,120
6,394,204		ING Legg Mason Value Portfolio — Class I		71,231,434
47,992,869		ING Liquid Assets Portfolio — Class I		47,992,869
1,873,097		ING Lord Abbett Affiliated Portfolio — Class I		23,863,259
4,315,794		ING Neuberger Berman Partners Portfolio — Class I		47,603,210
36,817,400		ING PIMCO Core Bond Portfolio — Class I		407,568,622
2,316,279		ING PIMCO High Yield Bond Portfolio — Class I		23,973,488
4,579,480		ING Pioneer High Yield Portfolio — Class I		48,038,750
1,850,115		ING Pioneer Mid Cap Value Portfolio — Class I		23,884,982
1,198,608		ING T Rowe Price Growth Equity Portfolio — Class I		71,592,882
8,871,571		ING Van Kampen Comstock Portfolio — Class I		119,766,209
1,784,046		ING Van Kampen Real Estate Portfolio — Class I		72,664,212
5,227,692		ING VP Index Plus International Equity Portfolio — Class I		72,351,262
13,594,860		ING VP Index Plus Large Cap Portfolio — Class I		238,589,787
2,406,810		ING VP Index Plus Mid Cap Portfolio — Class I		47,847,386
3,899,706		ING VP Index Plus Small Cap Portfolio — Class I		71,949,577
23,650,789		ING VP Intermediate Bond Portfolio — Class I		311,717,405
2,035,305		ING Wells Fargo Small Cap Portfolio — Class I		23,894,479
		Total Investments in Securities
		(Cost $2,196,300,926)*	100.1%	$2,395,787,691
		Other Assets and Liabilities — Net	(0.1)	(1,734,330)
		Net Assets	100.0%	$2,394,053,361

	*	Cost for federal income tax purposes is $2,198,216,127.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$200,303,864
		Gross Unrealized Depreciation		(2,732,300)
		Net Unrealized Appreciation		$197,571,564

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK:0.0%
		Pipelines: 0.0%
140		Dynegy, Inc.	$1,296

		Total Common Stock
		(Cost $ —)	1,296
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.4%
56,800	P	Merrill Lynch & Co., Inc.	1,426,248
		Total Preferred Stock
		(Cost $1,420,000)	1,426,248

Principal Amount			Value
CORPORATE BONDS/NOTES: 43.6%
		Agriculture: 1.1%
$2,369,000		Altria Group, Inc., 7.650%, due 07/01/08	$2,435,647
1,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	1,533,678
			3,969,325
		Auto Manufacturers: 0.5%
1,839,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	1,830,679
			1,830,679
		Banks: 3.8%
320,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	278,404
640,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	557,288
310,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	262,878
220,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	192,235
330,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	282,150
70,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	60,501
1,320,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	1,123,320
1,630,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	1,405,878
70,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	60,911
1,840,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	1,945,434
100,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	86,010
804,000		PNC Funding Corp., 4.500%, due 03/10/10	792,036
1,961,000		Popular North America, Inc., 4.250%, due 04/01/08	1,933,156
1,600,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,372,002
440,000	@@, C	Societe Generale, 5.429%, due 11/29/49	379,967
160,000	@@, C	Standard Chartered PLC, 5.587%, due 01/29/49	132,150
1,590,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	1,339,575
1,248,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,263,987
400,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	342,024
			13,809,906
		Beverages: 0.4%
1,307,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	1,287,573
			1,287,573
		Diversified Financial Services: 14.4%
1,031,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	1,000,095
1,902,000		Bear Stearns Cos., Inc., 5.550%, due 02/01/12	1,896,758
962,000		Bear Stearns Cos., Inc., 5.590%, due 01/31/11	964,122
2,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	2,220,685
3,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	3,031,548
16,999,000	S	Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	16,920,380
440,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	378,400
3,000,000		General Electric Capital Corp., 3.500%, due 12/05/07	2,967,627
2,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	2,238,515
2,934,000		International Lease Finance Corp., 5.580%, due 05/24/10	2,948,752
1,567,000		John Deere Capital Corp., 3.900%, due 01/15/08	1,551,104
1,771,000		John Deere Capital Corp., 4.875%, due 03/16/09	1,765,007
3,840,000		Lehman Brothers Holdings, Inc., 5.450%, due 04/03/09	3,842,815
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,683,225
3,618,000		Merrill Lynch & Co., Inc., 5.428%, due 12/04/09	3,618,105
532,278	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	526,937
451,401	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	442,001
305,822	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	309,284
1,744,000	#	Premium Asset Trust/XL Life, 5.610%, due 10/08/09	1,751,853
1,200,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	1,204,139
1,000,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,053,068
			52,314,420
		Electric: 5.4%
2,155,000	C	Appalachian Power Co., 3.600%, due 05/15/08	2,114,809

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$1,350,000	C	Carolina Power & Light Co., 6.650%, due 04/01/08	$1,367,075
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,111,494
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,086,019
901,000	C	Dominion Resources, Inc., 5.540%, due 11/14/08	902,034
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,032,214
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,139,209
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,955,267
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,851,293
891,000	C	Pepco Holdings, Inc., 5.500%, due 08/15/07	890,732
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	1,987,620
2,092,000	C	Public Service Enterprise Group, Inc., 5.740%, due 09/21/08	2,095,134
1,153,000		Southern California Edison Co., 5.460%, due 02/02/09	1,155,638
			19,688,538
		Environmental Control: 0.6%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,194,091
			2,194,091
		Food: 1.1%
2,048,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	2,087,432
1,266,000		General Mills, Inc., 5.490%, due 01/22/10	1,267,685
850,000	C	Kellogg Co., 2.875%, due 06/01/08	826,440
			4,181,557
		Gas: 0.5%
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,738,460
			1,738,460
		Healthcare — Services: 1.2%
1,931,000		UnitedHealth Group, Inc., 5.428%, due 03/02/09	1,931,643
2,441,000	C	WellPoint, Inc., 4.250%, due 12/15/09	2,392,634
			4,324,277
		Home Builders: 0.2%
920,000	C	Centex Corp., 4.750%, due 01/15/08	915,352
			915,352
		Insurance: 1.2%
1,225,000	@@, C	Aegon NV, 5.305%, due 12/31/49	1,050,591
986,000		Marsh & McLennan Cos., Inc., 3.625%, due 02/15/08	971,020
1,112,000	#	Monumental Global Funding II, 2.800%, due 07/15/08	1,080,559
1,166,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,148,660
			4,250,830
		Media: 1.4%
3,091,000	C	Comcast Cable Communications, Inc., 6.875%, due 06/15/09	3,201,874
1,916,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	1,886,574
			5,088,448
		Mining: 0.5%
1,937,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12	1,933,620
			1,933,620
		Oil & Gas: 1.4%
878,000		Anadarko Petroleum Corp., 3.250%, due 05/01/08	858,577
1,191,000	C	Enterprise Products Operating LP, 4.000%, due 10/15/07	1,182,471
1,998,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	2,053,944
1,012,000	@@, C	Transocean, Inc., 5.547%, due 09/05/08	1,013,486
			5,108,478
		Packaging & Containers: 0.3%
1,000,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	995,444
			995,444
		Pipelines: 0.3%
1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	999,304
			999,304
		Real Estate: 0.2%
775,000	C	Duke Realty LP, 5.625%, due 08/15/11	784,739
			784,739
		Real Estate Investment Trusts: 0.2%
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	885,686
			885,686
		Retail: 1.1%
2,675,000	C	Home Depot, Inc., 4.625%, due 08/15/10	2,633,361
1,288,000	C	May Department Stores Co., 3.950%, due 07/15/07	1,281,529
			3,914,890
		Savings & Loans: 1.1%
4,207,000		Washington Mutual, Inc., 4.375%, due 01/15/08	4,175,132
			4,175,132
		Telecommunications: 4.9%
1,595,000		Ameritech Capital Funding Corp., 6.150%, due 01/15/08	1,604,827
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,030,729
3,904,000	@@	Deutsche Telekom International Finance BV, 5.530%, due 03/23/09	3,913,553
2,627,000	C	Sprint Capital Corp., 6.125%, due 11/15/08	2,661,419
2,510,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,426,560
1,085,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	1,170,040
4,000,000	C	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,959,797
			17,766,925

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Transportation: 1.8%
$780,000	C	Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	$780,703
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,027,700
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,781,813
			6,590,216
		Total Corporate Bonds/Notes
		(Cost $158,574,686)	158,747,890
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.8%
		Federal Home Loan Bank: 0.6%
2,075,000	S	5.000%, due 10/02/09	2,083,983
			2,083,983
		Federal Home Loan Mortgage Corporation: 8.3%
6,195,000	S	3.875%, due 06/15/08	6,117,420
1,716,511	C, S	4.500%, due 12/15/16	1,693,446
14,145,000	L	5.250%, due 05/21/09	14,258,655
62,791	S	6.000%, due 04/01/13	63,987
7,847,000	S	6.625%, due 09/15/09	8,169,410
766		6.750%, due 01/01/17	781
			30,303,699
		Federal National Mortgage Association: 4.9%
8,040,000	L	3.875%, due 07/15/08	7,933,856
5,403,000	C, S	5.450%, due 03/05/09	5,404,540
31,985	S	6.000%, due 06/01/11	32,152
40,340	S	6.000%, due 02/01/13	41,052
57,970	S	6.000%, due 04/01/13	59,074
139,161	S	6.000%, due 07/01/16	141,708
171,542	S	6.000%, due 03/01/17	174,650
85,631	S	6.000%, due 05/01/17	87,183
74,502	S	6.000%, due 09/01/17	75,853
952,679	S	6.500%, due 10/01/22	982,264
529,639	S	6.500%, due 02/01/29	545,604
1,836,000		6.500%, due 04/01/31	1,873,293
191,565	S	6.500%, due 10/01/32	197,012
14,934	S	6.665%, due 07/01/24	15,216
76,859	S	7.000%, due 10/01/32	80,117
22,589	S	7.060%, due 12/01/17	22,713
67,407	S	7.500%, due 08/01/27	70,725
			17,737,012
		Government National Mortgage Association: 0.0%
6,501	S	6.000%, due 12/15/08	6,521
6,642	S	6.000%, due 01/15/09	6,691
79,113	S	6.000%, due 04/15/13	80,621
33,422	S	7.500%, due 01/15/24	34,905
13,029	S	7.500%, due 07/15/27	13,618
10,061	S	9.000%, due 12/15/26	10,921
2,181	S	9.500%, due 03/15/20	2,393
15,993	S	9.500%, due 07/15/21	17,576
			173,246
		Total U.S. Government Agency Obligations
		(Cost $50,135,055)	50,297,940
U.S. TREASURY OBLIGATIONS: 18.0%
		U.S. Treasury Notes: 18.0%
5,498,000		4.500%, due 03/31/09	5,491,133
1,147,000	S, L	4.625%, due 02/29/12	1,151,616
10,873,000	S, L	4.750%, due 02/28/09	10,901,890
47,886,000	L	4.750%, due 02/15/10	48,174,082
		Total U.S. Treasury Obligations
		(Cost $65,539,522)	65,718,721
ASSET-BACKED SECURITIES: 0.9%
		Other Asset-Backed Securities: 0.9%
353,134	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.983%, due 04/25/26	351,399
3,000,000	C, S	Popular Mortgage Pass-Through Trust, 4.332%, due 07/25/35	2,983,348
		Total Asset-Backed Securities
		(Cost $3,347,993)	3,334,747
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.7%
150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.491%, due 11/10/39	145,968
1,818,672	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,804,192
390,000	C, S	Banc of America Commercial Mortgage, Inc., 6.272%, due 06/11/35	406,602
1,792,000	C, S	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	1,754,999
40,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	38,935

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$939,149	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$924,608
365,689	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	368,115
620,000	C, S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	611,269
1,268,377	C, S	Countrywide Alternative Loan Trust, 5.930%, due 05/25/36	1,281,093
8,491	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	8,171
490,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	490,461
1,063,509	S	JP Morgan Alternative Loan Trust, 5.514%, due 01/25/36	1,061,144
2,589,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	2,666,714
103,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	100,855
70,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	68,307
90,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	89,161
3,418,000	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	3,396,660
352,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	338,551
800,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	796,276
388,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	388,334
194,000	C, S	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	194,037
3,418,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,574,745
37,917	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	36,764
1,414,301	C, S	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	1,421,483
2,722,000		Residential Capital Corp., 5.840%, due 06/09/08	2,695,488
110,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	110,353
768,000	C, S	Washington Mutual, Inc., 3.801%, due 06/25/34	746,811
3,702,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,637,023
2,731,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	2,684,447
		Total Collateralized Mortgage Obligations
		(Cost $31,709,864)	31,841,566
MUNICIPAL BONDS: 0.4%
		Louisiana: 0.4%
1,359,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	1,393,831
		Total Municipal Bonds
		(Cost $1,360,218)	1,393,831
OTHER BONDS: 7.1%
		Foreign Government Bonds: 7.1%
4,650,000	C, S	Federal Home Loan Bank, Discount Note, due 07/10/08	4,650,335
2,760,000	C, S	Federal Home Loan Bank, Discount Note, due 01/23/09	2,760,127
3,590,000	C, S	Federal Home Loan Bank, Discount Note, due 02/11/09	3,590,542
4,070,000		Federal Home Loan Bank, 3.250%, due 12/17/07	4,016,488
10,735,000	L	Federal Home Loan Bank, 5.125%, due 06/18/08	10,753,668
		Total Other Bonds
		(Cost $25,802,458)	25,771,160
		Total Long-Term Investments
		(Cost $337,889,796)	338,533,399
SHORT-TERM INVESTMENTS: 23.9%
		Mutual Fund: 3.8%
14,000,000	**, S	ING Institutional Prime Money Market Fund	14,000,000
		Total Mutual Fund
		(Cost $14,000,000)	14,000,000
		U.S. Government Agency Obligations: 1.6%
5,714,000	C, S	Freddie Mac, 5.275%, due 12/18/07	5,713,777
		Total U.S. Government Agency Obligations
		(Cost $5,713,777)	5,713,777
		Repurchase Agreement: 1.0%
3,760,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $3,761,661 to be received upon repurchase (Collateralized by $3,860,000 Federal Home Loan Bank, 5.250%-5.700%, Market Value plus accrued interest $3,907,300, due 12/11/08-01/12/17)	3,760,000
		Total Repurchase Agreement
		(Cost $3,760,000)	3,760,000
		Securities Lending Collateralcc: 17.5%
63,781,966		The Bank of New York Institutional Cash Reserves Fund	63,781,966
		Total Securities Lending Collateral
		(Cost $63,781,966)	63,781,966
		Total Short-Term Investments
		(Cost $87,255,743)	87,255,743

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $425,145,539)*	116.8%	$425,789,142
	Other Assets and Liabilities — Net	(16.8)	(61,300,866)
	Net Assets	100.0%	$364,488,276

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $425,151,309.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,182,093
	Gross Unrealized Depreciation		(544,260)
	Net Unrealized Appreciation		$637,833

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.0%
$9,500,000	@@	Deutsche Bank AG, 5.320%, due 06/18/07	$9,499,910
29,000,000		Mizuho Corporate Bank, 5.310%, due 04/27/07	29,000,000
		Total Certificates of Deposit
		(Cost $38,499,910)	38,499,910
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
9,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.370%, due 11/13/07	9,000,000
10,500,000	@@, #, C, I	Newcastle CDO Ltd., 5.350%, due 09/24/07	10,500,000
9,500,000	@@, #, C, I	Newcastle CDO Ltd., 5.350%, due 10/24/07	9,500,000
12,000,000	@@, #, C	Newcastle CDO Ltd., 5.350%, due 03/25/08	12,000,000
		Total Collateralized Mortgage Obligations
		(Cost $41,000,000)	41,000,000
COMMERCIAL PAPER: 43.3%
3,000,000	@@	ANZ National Bank, 5.170%, due 04/04/07	2,998,707
22,300,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	21,813,444
17,004,000	#	Barton Capital Corp., 5.285%, due 04/13/07	16,968,718
21,900,000		BHP Billiton Finance USA Ltd., 5.290%, due 04/30/07	21,806,675
22,000,000		Cargill Asia Pacific, 5.300%, due 04/09/07	21,974,089
63,735,000	#	Concord Minutemen Capital Co., LLC, 5.270%, due 04/25/07	63,534,289
37,318,000		Crown Point Capital Corp., 5.290%, due 04/04/07	37,252,584
10,500,000		Crown Point Capital Corp., 5.300%, due 04/12/07	10,482,996
41,000,000	@@, #	Duke Funding High Grade I Ltd., 5.285%, due 04/05/07	40,943,277
1,959,000		Jupiter Securitization Corp., 5.250%, due 06/06/07	1,940,145
10,000,000		Master Funding, LLC, 5.300%, due 05/31/07	9,911,667
63,000,000		Monument Gardens Funding, LLC, 5.290%, due 04/26/07	62,522,217
10,370,000		Park Avenue Receivables Corp., 5.280%, due 04/19/07	10,353,781
55,750,000		St. Germain Holdings Ltd., 5.280%, due 04/04/07	55,690,822
10,000,000		Swiss Re Financial Products, 5.285%, due 04/26/07	9,963,298
9,860,000		Three Pillars Funding Corp., 5.260%, due 04/16/07	9,830,243
13,969,000		Thunder Bay Funding, LLC, 5.280%, due 04/20/07	13,930,073
63,000,000		Tulip Funding Corp., 5.290%, due 04/30/07	62,731,412
16,000,000		UBS Finance, 5.215%, due 05/11/07	15,843,183
46,000,000	#	Variable Funding Capital, 5.285%, due 04/12/07	45,925,716
21,540,000		Yorktown Capital, LLC, 5.280%, due 04/11/07	21,500,578
		Total Commercial Paper
		(Cost $557,917,914)	557,917,914
CORPORATE BONDS/NOTES: 45.6%
2,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	2,501,416
5,000,000		Allstate Life Global Funding II, 5.320%, due 04/25/08	5,000,634
1,750,000	L	Allstate Life Global Funding II, 5.337%, due 07/30/07	1,739,529
2,800,000		American Express Bank FSB, 5.290%, due 08/10/07	2,799,888
10,000,000		American Express Centurion, 5.310%, due 11/15/07	10,000,596
6,000,000		American Express Centurion, 5.330%, due 03/10/08	6,001,651
3,000,000		American Express Centurion, 5.340%, due 12/12/07	3,000,820
8,225,000		American Express Centurion, 5.410%, due 07/19/07	8,227,694
8,000,000		American Express Centurion, 5.410%, due 09/14/07	8,003,941
11,000,000		American General Finance Corp., 5.289%, due 11/15/07	10,946,347
14,450,000	#, C	American General Finance Corp., 5.370%, due 04/14/08	14,449,907

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$1,500,000		American General Finance Corp., 5.408%, due 06/27/07	$1,500,280
4,475,000		American General Finance Corp., 5.460%, due 04/05/07	4,475,041
10,600,000		American General Finance Corp., 5.480%, due 01/18/08	10,611,770
9,000,000	#	American Honda Finance Corp., 5.360%, due 04/12/07	9,000,109
4,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	4,002,826
2,000,000	#	American Honda Finance Corp., 5.420%, due 02/22/08	2,001,440
6,500,000	@@, #	Banco Santander Totta, 5.320%, due 04/16/08	6,500,403
16,000,000		Bank of America N.A., 5.315%, due 04/18/07	15,999,937
3,500,000		Bank of America N.A., 5.315%, due 05/25/07	3,500,000
6,250,000	#	Bank of New York, Inc., 5.380%, due 04/25/08	6,250,000
800,000		Bank One Corp., 5.424%, due 09/01/07	795,732
1,100,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	1,109,901
8,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	8,000,999
11,850,000		Bear Stearns Cos., Inc., 5.380%, due 04/28/08	11,850,000
3,020,000		Bear Stearns Cos., Inc., 5.394%, due 01/31/08	2,986,198
11,000,000		Bear Stearns Cos., Inc., 5.400%, due 04/04/08	11,000,000
7,000,000		Bear Stearns Cos., Inc., 5.485%, due 07/27/08	7,002,469
12,100,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	12,103,729
10,500,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	10,504,135
13,500,000		Credit Suisse, 5.320%, due 03/14/08	13,500,000
11,700,000	@@, #	Danske Bank A/S, 5.290%, due 04/11/08	11,698,753
20,000,000	@@, #	Duke Funding High Grade I Ltd., 5.330%, due 06/06/07	19,999,637
17,500,000		General Electric Capital Corp., 5.410%, due 06/22/07	17,503,423
13,000,000		General Electric Capital Corp., 5.445%, due 07/09/07	13,000,000
10,000,000	I	Goldman Sachs Group Inc., 5.360%, due 05/11/07	10,000,000
12,250,000	#	Goldman Sachs Group Inc., 5.370%, due 04/14/08	12,250,000
14,500,000	#	Goldman Sachs Group LP, 5.445%, due 09/14/07	14,507,171
3,700,000	@@, #	HBOS Treasury Services PLC, 5.390%, due 05/01/08	3,700,000
32,400,000	@@, #	HBOS Treasury Services PLC, 5.416%, due 04/24/08	32,405,930
1,900,000	@@, #	HBOS Treasury Services PLC, 7.093%, due 07/23/07	1,889,776
7,100,000		JP Morgan Chase, 5.378%, due 05/30/07	7,098,419
3,000,000		Lehman Brothers Holdings, Inc., 5.325%, due 06/15/07	3,017,521
20,000,000		Lehman Brothers Holdings, Inc., 5.385%, due 07/19/07	20,005,428
13,000,000		Lehman Brothers Holdings, Inc., 5.480%, due 04/20/07	13,001,043
5,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	5,000,000
27,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	27,004,321
5,000,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	5,003,475
29,000,000		Merrill Lynch & Co., Inc., 5.290%, due 07/27/07	29,000,000
5,000,000		Morgan Stanley, 5.360%, due 04/03/08	5,001,309
17,635,000		Morgan Stanley, 5.380%, due 03/07/08	17,647,215
11,000,000		Morgan Stanley, 5.485%, due 07/27/07	11,005,405
1,800,000		Morgan Stanley, 5.485%, due 01/18/08	1,802,170
11,000,000		Natixis SA, 5.310%, due 12/05/07	10,998,538
11,500,000		Royal Bank of Canada, 5.305%, due 04/02/08	11,498,498
11,500,000		Royal Bank of Canada, 5.420%, due 01/22/08	11,500,000
1,500,000	@@, #	Royal Bank of Scotland, 5.335%, due 11/30/07	1,482,214
4,500,000	@@, #	Santander US Debt SA, 5.360%, due 09/21/07	4,500,740
2,500,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	2,500,516
20,000,000		Toronto Dominion Bank, 5.320%, due 04/27/07	20,000,000
12,500,000		Toyota Motor Credit Corp., 5.310%, due 04/26/07	12,500,000
11,000,000		Washington Mutual Bank, 5.400%, due 11/16/07	11,002,882
5,200,000		Westpac Banking Corp., 5.400%, due 04/11/08	5,200,000
		Total Corporate Bonds/Notes
		(Cost $588,091,776)	588,091,776
REPURCHASE AGREEMENT: 5.1%
66,462,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $66,491,576 to be received upon repurchase (Collateralized by $67,365,000 various U.S. government agency obligations, 5.080-5.125%, Market Value plus accrued interest $67,794,719, due 10/15/08-03/15/13).	66,462,000

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
REPURCHASE AGREEMENT (continued)
	Total Repurchase Agreement
	(Cost $66,462,000)		$66,462,000
SECURITIES LENDING COLLATERALCC: 0.1%
$1,787,100	The Bank of New York Institutional Cash Reserves Fund		1,787,100
	Total Securities Lending Collateral
	(Cost $1,787,100)		1,787,100
	Total Investments in Securities
	(Cost $1,293,758,700)*	100.3%	$1,293,758,700
	Other Assets and Liabilities - Net	(0.3)	(4,041,814)
	Net Assets	100.0%	$1,289,716,886

(1)

All securities with a maturity date greater than one year have either a variable rate. a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be called prior to maturity date.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is the same for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 2.7%
24,000		General Dynamics Corp.	$1,833,600
54,975		Raytheon Co.	2,883,989
12,900		Rockwell Collins, Inc.	863,397
			5,580,986
		Agriculture: 0.4%
21,000		Archer-Daniels-Midland Co.	770,700
			770,700
		Banks: 7.2%
37,775		Bank of America Corp.	1,927,281
90,575		Bank of New York Co., Inc.	3,672,816
15,100		Fifth Third Bancorp.	584,219
900	L	M&T Bank Corp.	104,247
28,125		Marshall & Ilsley Corp.	1,302,469
59,300	L	Mellon Financial Corp.	2,558,202
27,000		Regions Financial Corp.	954,990
11,900		SunTrust Banks, Inc.	988,176
38,300		US Bancorp.	1,339,351
22,500		Wachovia Corp.	1,238,625
6,317		Zions Bancorp.	533,913
			15,204,289
		Beverages: 4.4%
32,500		Anheuser-Busch Cos., Inc.	1,639,950
51,450		Coca-Cola Co.	2,469,600
90,671		Coca-Cola Enterprises, Inc.	1,836,088
18,525	@@	Diageo PLC ADR	1,499,599
28,800		PepsiCo, Inc.	1,830,528
			9,275,765
		Biotechnology: 0.2%
8,900	@	Amgen, Inc.	497,332
			497,332
		Chemicals: 1.5%
35,800		Monsanto Co.	1,967,568
18,350		Praxair, Inc.	1,155,316
			3,122,884
		Commercial Services: 0.6%
48,800	@	Hertz Global Holdings, Inc.	1,156,560
			1,156,560
		Computers: 2.6%
45,575		Hewlett-Packard Co.	1,829,381
16,000		International Business Machines Corp.	1,508,160
367,225	@, L	Sun Microsystems, Inc.	2,207,022
			5,544,563
		Cosmetics/Personal Care: 4.2%
138,275		Procter & Gamble Co.	8,733,449
			8,733,449
		Diversified Financial Services: 8.8%
14,800		American Express Co.	834,720
24,400		Charles Schwab Corp.	446,276
189,400		Citigroup, Inc.	9,723,796
61,800		Fannie Mae	3,373,044
11,822		Freddie Mac	703,291
68,250		JP Morgan Chase & Co.	3,301,935
			18,383,062
		Electric: 6.1%
14,325	L	Ameren Corp.	720,548
13,000	L	Consolidated Edison, Inc.	663,780
28,000	L	Dominion Resources, Inc.	2,485,560
32,800	L	FPL Group, Inc.	2,006,376
59,500		PG&E Corp.	2,872,065
44,800		PPL Corp.	1,832,320
23,100		Progress Energy, Inc.	1,165,164
30,825	L	Southern Co.	1,129,736
			12,875,549
		Electrical Components & Equipment: 0.9%
45,300		Emerson Electric Co.	1,951,977
			1,951,977
		Environmental Control: 0.8%
47,113		Waste Management, Inc.	1,621,158
			1,621,158
		Food: 6.4%
63,475		Campbell Soup Co.	2,472,351

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
167,600	L	Kraft Foods, Inc.	$5,306,216
156,700		Kroger Co.	4,426,775
30,100	L	Supervalu, Inc.	1,176,007
			13,381,349
		Forest Products & Paper: 1.2%
70,660	L	International Paper Co.	2,572,024
			2,572,024
		Healthcare — Products: 3.2%
75,358		Baxter International, Inc.	3,969,106
187,500	@	Boston Scientific Corp.	2,726,250
			6,695,356
		Healthcare — Services: 0.9%
23,200	@	WellPoint, Inc.	1,881,520
			1,881,520
		Household Products/Wares: 1.1%
15,675		Clorox Co.	998,341
19,916		Kimberly-Clark Corp.	1,364,047
			2,362,388
		Insurance: 3.8%
75,989		American International Group, Inc.	5,107,981
12,000	L	AON Corp.	455,520
1,500		Hartford Financial Services Group, Inc.	143,370
12,200		Lincoln National Corp.	827,038
12,600		MBIA, Inc.	825,174
9,600	L	Metlife, Inc.	606,240
			7,965,323
		Internet: 2.2%
89,075	@, L	IAC/InterActiveCorp.	3,359,018
42,800	@, L	Yahoo!, Inc.	1,339,212
			4,698,230
		Machinery — Construction & Mining: 0.4%
12,225		Caterpillar, Inc.	819,442
			819,442
		Media: 2.5%
99,675	@, L	Comcast Corp.	2,538,722
2,200	@	Liberty Media Holding Corp.	243,298
38,400	L	News Corp., Inc. — Class B	939,648
82,200		Time Warner, Inc.	1,620,984
			5,342,652
		Mining: 3.2%
85,700	@@	Barrick Gold Corp.	2,446,735
7,800	@@	BHP Billiton Ltd. ADR	377,910
27,800	L	Freeport-McMoRan Copper & Gold, Inc.	1,840,082
46,678		Newmont Mining Corp.	1,960,009
			6,624,736
		Miscellaneous Manufacturing: 3.7%
2,400		Cooper Industries Ltd.	107,976
2,245		Eaton Corp.	187,592
178,900		General Electric Co.	6,325,904
22,800		Illinois Tool Works, Inc.	1,176,480
			7,797,952
		Office/Business Equipment: 0.2%
9,700		Pitney Bowes, Inc.	440,283
			440,283
		Oil & Gas: 5.8%
14,800		Devon Energy Corp.	1,024,456
2,900		EOG Resources, Inc.	206,886
145,400		ExxonMobil Corp.	10,970,430
			12,201,772
		Oil & Gas Services: 1.5%
17,700		Halliburton Co.	561,798
27,350	L	Schlumberger Ltd.	1,889,885
12,400	L	Smith International, Inc.	595,820
			3,047,503
		Pharmaceuticals: 10.0%
66,400		Abbott Laboratories	3,705,120
5,400	@@	AstraZeneca PLC ADR	289,710
43,900		Bristol-Myers Squibb Co.	1,218,664
8,300		Eli Lilly & Co.	445,793
6,500	@	Medco Health Solutions, Inc.	471,445
72,125	@@	Novartis AG ADR	3,940,189
63,800	@@, L	Sanofi-Aventis ADR	2,775,938
96,100	@@, L	Teva Pharmaceutical Industries Ltd. ADR	3,597,023
93,331		Wyeth	4,669,350
			21,113,232
		Pipelines: 1.0%
79,700	L	El Paso Corp.	1,153,259
33,250		Spectra Energy Corp.	873,478
			2,026,737

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 5.0%
8,900		Costco Wholesale Corp.	$479,176
129,100	L	CVS Corp.	4,407,474
28,600		Federated Department Stores, Inc.	1,288,430
30,900	@	J Crew Group, Inc.	1,241,253
5,600	@	Kohl’s Corp.	429,016
57,050		Wal-Mart Stores, Inc.	2,678,498
			10,523,847
		Semiconductors: 0.9%
29,487		Microchip Technology, Inc.	1,047,673
25,900		Texas Instruments, Inc.	779,590
			1,827,263
		Software: 0.5%
22,675		Automatic Data Processing, Inc.	1,097,470
			1,097,470
		Telecommunications: 5.8%
236,580	L	AT&T, Inc.	9,328,346
23,200	@	Cisco Systems, Inc.	592,296
35,700		Qualcomm, Inc.	1,522,962
21,500		Verizon Communications, Inc.	815,280
			12,258,884
		Total Common Stock
		(Cost $190,441,893)	209,396,237

Principal Amount				Value
SHORT-TERM INVESTMENTS: 17.0%
		Securities Lending Collateralcc: 17.0%
$35,789,065		The Bank of New York Institutional Cash Reserves Fund		$35,789,065
		Total Short-Term Investments
		(Cost $35,789,065)		35,789,065
		Total Investments in Securities
		(Cost $226,230,958)*	116.7%	$245,185,302
		Other Assets and Liabilities - Net	(16.7)	(35,101,325)
		Net Assets	100.0%	$210,083,977

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $226,528,866.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,773,050
		Gross Unrealized Depreciation		(2,116,614)
		Net Unrealized Appreciation		$18,656,436

PORTFOLIO OF INVESTMENTS
ING MarketPro Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
301,556	ING FMR Diversified Mid Cap Portfolio — Class I		$4,167,499
277,970	ING JPMorgan Fleming International Portfolio — Class I		4,639,327
84,462	ING Legg Mason Aggressive Growth Portfolio — Class I		4,070,233
361,090	ING Legg Mason Value Portfolio — Class I		4,022,547
241,071	ING Marsico Growth Portfolio — Class I		4,052,404
288,004	ING Mercury Large Cap Value Portfolio — Class I		4,129,979
165,593	ING T Rowe Price Capital Appreciation Portfolio — Class I		4,479,301
116,405	ING Van Kampen Equity and Income Portfolio — Class I		4,504,885
832,008	ING VP Intermediate Bond Portfolio — Class I		10,965,864
	Total Investments in Securities
	(Cost $43,178,555)*	100.1%	$45,032,039
	Other Assets and Liabilities — Net	(0.1)	(46,077)
	Net Assets	100.0%	$44,985,962

*	Cost for federal income tax purposes is $43,231,758.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,800,281
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$1,800,281

PORTFOLIO OF INVESTMENTS
ING MarketStyle Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
76,230	ING Limited Maturity Bond Portfolio — Class I		$828,620
236,333	ING Liquid Assets Portfolio — Class I		236,333
219,660	ING VP Index Plus International Equity Portfolio — Class I		3,040,094
306,487	ING VP Index Plus Large Cap Portfolio — Class I		5,378,850
56,049	ING VP Index Plus Mid Cap Portfolio — Class I		1,114,251
53,862	ING VP Index Plus Small Cap Portfolio — Class I		993,751
53,788	ING VP Intermediate Bond Portfolio — Class I		708,930
2	ING VP Intermediate Bond Portfolio — Class I		23
	Total Investments in Securities
	(Cost $11,543,056)*	100.2%	$12,300,852
	Other Assets and Liabilities — Net	(0.2)	(28,413)
	Net Assets	100.0%	$12,272,439

*	Cost for federal income tax purposes is $11,557,548.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$743,304
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$743,304

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 104.2%
66,516		ING Limited Maturity Bond Portfolio — Class I		$723,027
397,015		ING Liquid Assets Portfolio — Class I		397,015
44,553		ING VP Index Plus International Equity Portfolio — Class I		616,609
63,726		ING VP Index Plus Large Cap Portfolio — Class I		1,118,387
9,484		ING VP Index Plus Mid Cap Portfolio — Class I		188,546
8,201		ING VP Index Plus Small Cap Portfolio — Class I		151,309
38,330		ING VP Intermediate Bond Portfolio — Class I		505,196
		Total Investments in Securities
		(Cost $3,531,852)*	104.2%	$3,700,089
		Other Assets and Liabilities — Net	(4.2)	(147,641)
		Net Assets	100.0%	$3,552,448
	*	Cost for federal income tax purposes is $3,535,211.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$164,878
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$164,878

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
114,050	ING Limited Maturity Bond Portfolio — Class I		$1,239,718
721,866	ING Liquid Assets Portfolio — Class I		721,865
160,183	ING VP Index Plus International Equity Portfolio — Class I		2,216,932
219,189	ING VP Index Plus Large Cap Portfolio — Class I		3,846,771
38,123	ING VP Index Plus Mid Cap Portfolio — Class I		757,891
41,221	ING VP Index Plus Small Cap Portfolio — Class I		760,525
86,068	ING VP Intermediate Bond Portfolio — Class I		1,134,319
	Total Investments in Securities
	(Cost $9,966,402)*	100.3%	$10,678,021
	Other Assets and Liabilities — Net	(0.3)	(31,426)
	Net Assets	100.0%	$10,646,595

*	Cost for federal income tax purposes is $9,972,297.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$705,724
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$705,724

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK:98.8%
		Aerospace/Defense: 9.5%
198,872	L	Boeing Co.	$17,681,710
361,720		General Dynamics Corp.	27,635,408
303,122	L	Lockheed Martin Corp.	29,408,896
156,818		United Technologies Corp.	10,193,170
			84,919,184
		Auto Manufacturers: 3.3%
229,183	@@	Toyota Motor Corp. ADR	29,372,093
			29,372,093
		Banks: 4.7%
900,500	@, @@	China Merchants Bank Co., Ltd.	1,810,181
39,301,000	@, @@	Industrial & Commercial Bank of China	21,843,157
533,112	L	Wells Fargo & Co.	18,355,046
			42,008,384
		Beverages: 1.6%
559,263	@@	Heineken NV ADR	14,576,575
			14,576,575
		Biotechnology: 6.4%
554,219	@, L	Genentech, Inc.	45,512,464
205,300	@, L	Genzyme Corp.	12,322,106
			57,834,570
		Chemicals: 3.8%
457,476		Monsanto Co.	25,142,881
144,205		Praxair, Inc.	9,079,147
			34,222,028
		Cosmetics/Personal Care: 4.1%
580,497		Procter & Gamble Co.	36,664,191
			36,664,191
		Diversified Financial Services: 10.5%
154,791		Citigroup, Inc.	7,946,970
157,788		Goldman Sachs Group, Inc.	32,603,734
390,922	L	Lehman Brothers Holdings, Inc.	27,391,905
451,662	@@, L	UBS AG — New	26,842,273
			94,784,882
		Electric: 0.6%
80,276	@, L	NRG Energy, Inc.	5,783,083
			5,783,083
		Healthcare — Services: 7.2%
1,222,632		UnitedHealth Group, Inc.	64,762,817
			64,762,817
		Internet: 0.8%
15,898	@	Google, Inc.	7,283,828
			7,283,828
		Lodging: 8.5%
285,795	@, L	Las Vegas Sands Corp.	24,752,705
509,334	@, L	MGM Mirage	35,408,900
67,260	L	Station Casinos, Inc.	5,822,698
114,045	L	Wynn Resorts Ltd.	10,818,309
			76,802,612
		Media: 4.1%
1,428,246	@, L	Comcast Corp.	37,062,981
			37,062,981
		Oil & Gas Services: 2.0%
263,641	L	Schlumberger Ltd.	18,217,593
			18,217,593
		Pharmaceuticals: 1.3%
302,706	@, L	Amylin Pharmaceuticals, Inc.	11,309,096
			11,309,096
		Real Estate: 1.0%
82,283	@, L	CB Richard Ellis Group, Inc.	2,812,433
112,825	L	St. Joe Co.	5,901,876
			8,714,309
		Retail: 10.3%
344,286	L	Federated Department Stores, Inc.	15,510,084
750,323		Lowe’s Cos., Inc.	23,627,671
402,032	@, L	Starbucks Corp.	12,607,724
303,812	L	Target Corp.	18,003,899
399,978		Yum! Brands, Inc.	23,102,729
			92,852,107
		Semiconductors: 1.5%
706,589		Intel Corp.	13,517,048
			13,517,048

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Software: 1.0%
88,478		Mastercard, Inc.		$9,399,903
				9,399,903
		Telecommunications: 6.3%
366,518	@@, L	America Movil SA de CV ADR		17,515,895
131,390		AT&T, Inc.		5,180,708
1,415,500	@@	China Mobile Ltd.		12,732,365
812,854	@	Cisco Systems, Inc.		20,752,163
				56,181,131
		Transportation: 10.3%
443,606		Burlington Northern Santa Fe Corp.		35,679,231
308,012	L	FedEx Corp.		33,089,729
232,971	L	Union Pacific Corp.		23,658,205
				92,427,165
		Total Common Stock
		(Cost $678,563,787)		888,695,580

Principal Amount				Value
SHORT-TERM INVESTMENTS: 24.0%
		U.S. Government Agency Obligations: 0.1%
$483,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$482,873
		Total U.S. Government Agency Obligations
		(Cost $482,873)		482,873
		Securities Lending Collateralcc: 23.9%
215,008,710		The Bank of New York Institutional Cash Reserves Fund		215,008,710
		Total Securities Lending Collateral
		(Cost $215,008,710)		215,008,710
		Total Short-Term Investments
		(Cost $215,491,583)		215,491,583
		Total Investments in Securities
		(Cost $894,055,370)*	122.8%	$1,104,187,163
		Other Assets and Liabilities — Net	(22.8)	(205,160,643)
		Net Assets	100.0%	$899,026,520
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $894,802,108.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$216,473,064
		Gross Unrealized Depreciation		(7,088,009)
		Net Unrealized Appreciation		$209,385,055

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK:96.8%
		Australia: 5.0%
62,852		CSL Ltd.	$4,178,407
185,771		Macquarie Bank Ltd.	12,415,967
981,394		Macquarie Infrastructure Group	3,042,943
			19,637,317
		Austria: 3.1%
155,475		Erste Bank der Oesterreichischen Sparkassen AG	12,109,770
			12,109,770
		Brazil: 2.5%
166,786		Gafisa SA	2,104,760
6,520		Petroleo Brasileiro SA ADR	648,805
81,473		Uniao de Bancos Brasileiros SA GDR	7,125,629
			9,879,194
		Canada: 2.1%
89,636	L	Canadian National Railway Co.	3,956,533
93,446		Shoppers Drug Mart Corp.	4,140,115
			8,096,648
		China: 1.0%
7,028,000	@	Industrial & Commercial Bank of China	3,906,102
			3,906,102
		France: 11.2%
145,036		Accor SA	13,877,675
282,940		AXA SA	12,032,780
40,988		Cie de Saint-Gobain	4,024,269
10,639		Electricite de France	895,047
159,096		JC Decaux SA	4,731,398
113,477		Veolia Environnement	8,446,313
			44,007,482
		Germany: 4.5%
116,808		Continental AG	15,093,880
22,408		Linde AG	2,412,183
			17,506,063
		Hong Kong: 9.0%
982,000		China Merchants Holdings International Co., Ltd.	4,114,428
1,299,000		China Mobile Ltd.	11,684,452
43,769		CNOOC Ltd. ADR	3,835,477
538,500		Esprit Holdings Ltd.	6,310,139
335,436	@, L	Melco PBL Entertainment Macau Ltd. ADR	5,413,937
1,658,000		Shangri-La Asia Ltd.	4,105,104
			35,463,537
		India: 1.1%
123,308	L	ICICI Bank Ltd. ADR	4,531,569
			4,531,569
		Italy: 3.6%
1,857,464		Intesa Sanpaolo S.p.A.	14,117,477
			14,117,477
		Japan: 13.0%
82,000		Advantest Corp.	3,632,840
342,900		Chugai Pharmaceutical Co., Ltd.	8,655,411
126,386		Daikin Industries Ltd.	4,384,405
947,000		Marubeni Corp.	5,736,119
535,000		Mitsui Trust Holdings, Inc.	5,257,312
693		Mizuho Financial Group, Inc.	4,451,606
118,500		Nippon Electric Glass Co., Ltd.	2,068,667
181,900		Toyota Motor Corp.	11,649,044
55,000		Yamada Denki Co., Ltd.	5,101,926
			50,937,330
		Mexico: 5.7%
167,237		America Movil SA de CV ADR	7,992,256
118,262	@	Cemex SA de CV ADR	3,873,081
38,232		Fomento Economico Mexicano SA de CV ADR	4,220,430
215,683	L	Grupo Televisa SA ADR	6,427,353
			22,513,120
		Singapore: 1.4%
1,049,000		CapitaLand Ltd.	5,515,781
			5,515,781
		Sweden: 0.6%
25,994		Volvo AB	2,196,111
			2,196,111
		Switzerland: 16.2%
234,276		ABB Ltd.	4,031,076
8,645	@	Actelion NV	2,014,819

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Switzerland (continued)
58,638		Holcim Ltd.		$5,899,963
86,710		Lonza Group AG		8,344,934
22,926		Nestle SA		8,933,773
57,247		Roche Holding AG		10,169,144
65,008		Swiss Reinsurance		5,948,358
43,756		Syngenta AG		8,338,944
165,885		UBS AG — Reg		9,892,046
				63,573,057
		United Kingdom: 16.3%
1,093,780		BAE Systems PLC		9,915,042
350,777		British Sky Broadcasting PLC		3,899,494
292,445		Diageo PLC		5,928,048
724,542		Man Group PLC		7,921,719
347,663		Northern Rock PLC		7,858,853
76,629		Reckitt Benckiser PLC		3,996,118
219,807		Royal Bank of Scotland Group PLC		8,605,094
1,824,746		Tesco PLC		15,969,492
				64,093,860
		United States: 0.5%
27,130		Schlumberger Ltd.		1,874,683
				1,874,683
		Total Common Stock
		(Cost $339,506,635)		379,959,101

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.2%
		U.S. Government Agency Obligations: 3.2%
$12,541,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$12,537,690
		Total U.S. Government Agency Obligations
		(Cost $12,537,690)		12,537,690
		Securities Lending Collateralcc: 3.0%
11,668,715		The Bank of New York Institutional Cash Reserves Fund		11,668,715
		Total Securities Lending Collateral
		(Cost $11,668,715)		11,668,715
		Total Short-Term Investments
		(Cost $24,206,405)		24,206,405
		Total Investments in Securities
		(Cost $363,713,040)*	103.0%	$404,165,506
		Other Assets and Liabilities — Net	(3.0)	(11,665,314)
		Net Assets	100.0%	$392,500,192
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $365,805,819.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,227,297
		Gross Unrealized Depreciation		(3,867,610)
		Net Unrealized Appreciation		$38,359,687

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 60.4%
		Advertising: 0.2%
214,730	@@	WPP Group PLC	$3,260,399
			3,260,399
		Aerospace/Defense: 2.1%
178,100		Lockheed Martin Corp.	17,279,262
93,220		Northrop Grumman Corp.	6,918,788
137,950		United Technologies Corp.	8,966,750
			33,164,800
		Agriculture: 1.8%
323,430	S	Altria Group, Inc.	28,400,388
11,000	@	Altria Group, Inc. — W/I	722,700
			29,123,088
		Apparel: 0.5%
10,316	@	Hanesbrands, Inc.	303,187
70,910		Nike, Inc.	7,534,897
			7,838,084
		Auto Parts & Equipment: 0.4%
26,400	@@, L	Autoliv, Inc.	1,507,704
56,690		Johnson Controls, Inc.	5,364,008
			6,871,712
		Banks: 5.3%
534,740		Bank of America Corp.	27,282,435
549,800		Bank of New York Co., Inc.	22,294,390
23,590	L	Capital One Financial Corp.	1,780,101
101,960	@@	HSBC Holdings PLC	1,785,445
8,500	@@	Julius Baer Holding AG	1,164,932
179,630	L	Mellon Financial Corp.	7,749,238
145,750		PNC Financial Services Group, Inc.	10,489,628
25,440		State Street Corp.	1,647,240
125,680	L	SunTrust Banks, Inc.	10,436,467
			84,629,876
		Beverages: 0.9%
299,137	@@	Diageo PLC	6,063,700
32,690	L	Molson Coors Brewing Co.	3,093,128
75,530		PepsiCo, Inc.	4,800,687
			13,957,515
		Biotechnology: 1.0%
284,820	@, L	Amgen, Inc.	15,915,742
			15,915,742
		Building Materials: 1.0%
615,460		Masco Corp.	16,863,604
			16,863,604
		Chemicals: 1.4%
70,560		Air Products & Chemicals, Inc.	5,218,618
44,430		Dow Chemical Co.	2,037,560
97,890	L	PPG Industries, Inc.	6,882,646
37,280		Praxair, Inc.	2,347,149
24,860		Sherwin-Williams Co.	1,641,754
19,750	@@	Syngenta AG	3,763,922
			21,891,649
		Commercial Services: 0.2%
90,500	@@	Accenture Ltd.	3,487,870
			3,487,870
		Computers: 0.4%
159,640		Hewlett-Packard Co.	6,407,950
			6,407,950
		Cosmetics/Personal Care: 0.2%
53,870	L	Estee Lauder Cos., Inc.	2,631,550
			2,631,550
		Distribution/Wholesale: 0.3%
62,330		WW Grainger, Inc.	4,814,369
			4,814,369
		Diversified Financial Services: 6.7%
109,070	S	American Express Co.	6,151,548
13,800		Bear Stearns Cos., Inc.	2,074,830
446,266		Citigroup, Inc.	22,911,296
122,510	L	Countrywide Financial Corp.	4,121,236
171,580		Fannie Mae	9,364,836
42,410		Franklin Resources, Inc.	5,124,400
27,330		Freddie Mac	1,625,862
40,940		Goldman Sachs Group, Inc.	8,459,432
432,090		JP Morgan Chase & Co.	20,904,514
91,700		Lehman Brothers Holdings, Inc.	6,425,419

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
66,980	L	Merrill Lynch & Co., Inc.	$5,470,257
57,130		Morgan Stanley	4,499,559
99,500	@@	Nomura Holdings, Inc.	2,062,882
57,120	@@, L	UBS AG — New	3,394,642
91,426	@@	UBS AG — Reg	5,451,910
			108,042,623
		Electric: 2.9%
97,330	L	Dominion Resources, Inc.	8,639,984
105,940	L	DPL, Inc.	3,293,675
39,350		Edison International	1,933,266
22,730	L	Entergy Corp.	2,384,832
261,420	L	FPL Group, Inc.	15,991,061
53,670	@, L	NRG Energy, Inc.	3,866,387
21,820		PPL Corp.	892,438
88,420	L	Public Service Enterprise Group, Inc.	7,342,397
26,140		TXU Corp.	1,675,574
			46,019,614
		Environmental Control: 0.1%
62,640		Nalco Holding Co.	1,497,096
			1,497,096
		Food: 0.9%
123,270	L	Kellogg Co.	6,339,776
15,795	@@	Nestle SA	6,154,974
132,150	L	Tyson Foods, Inc.	2,565,032
			15,059,782
		Forest Products & Paper: 0.6%
254,670	L	Bowater, Inc.	6,066,239
30,920	L	International Paper Co.	1,125,488
51,290	@, L	Jefferson Smurfit Corp.	577,525
70,860		MeadWestvaco Corp.	2,185,322
			9,954,574
		Hand/Machine Tools: 0.1%
17,900	L	Black & Decker Corp.	1,460,998
			1,460,998
		Healthcare — Products: 1.7%
520,760	@	Boston Scientific Corp.	7,571,850
80,800	L	Cooper Cos., Inc.	3,928,496
42,230		Dentsply International, Inc.	1,383,033
233,460		Johnson & Johnson	14,068,300
			26,951,679
		Healthcare — Services: 0.8%
469,890	@, L	Tenet Healthcare Corp.	3,021,393
65,080		UnitedHealth Group, Inc.	3,447,288
87,850	@	WellPoint, Inc.	7,124,635
			13,593,316
		Home Builders: 0.2%
70,080	L	D.R. Horton, Inc.	1,541,760
72,370	@, L	Toll Brothers, Inc.	1,981,491
			3,523,251
		Insurance: 5.4%
92,570	L	Aflac, Inc.	4,356,344
307,920	S	Allstate Corp.	18,493,675
37,770		Chubb Corp.	1,951,576
628,480	@, L	Conseco, Inc.	10,872,704
657,440		Genworth Financial, Inc.	22,970,936
84,260		Hartford Financial Services Group, Inc.	8,053,571
155,880	L	Metlife, Inc.	9,843,822
204,930		Travelers Cos., Inc.	10,609,226
			87,151,854
		Internet: 0.2%
165,710	@, L	Symantec Corp.	2,866,783
			2,866,783
		Investment Companies: 0.1%
57,490	@@, I	KKR Private Equity Investors LP	1,394,133
			1,394,133
		Leisure Time: 0.1%
23,370	L	Royal Caribbean Cruises Ltd.	985,279
			985,279
		Machinery — Diversified: 0.8%
79,080		Deere & Co.	8,591,251
80,300	L	Rockwell Automation, Inc.	4,807,561
			13,398,812
		Media: 2.2%
182,284	L	CBS Corp. — Class B	5,576,068
82,040	L	EW Scripps Co.	3,665,547
597,130	L	New York Times Co.	14,038,526
58,000	@	Time Warner Cable, Inc.	2,173,260
201,380	@, L	Viacom — Class B	8,278,732
47,500		Walt Disney Co.	1,635,425
			35,367,558

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Mining: 0.1%
71,740	@@	BHP Billiton PLC	$1,593,971
			1,593,971
		Miscellaneous Manufacturing: 2.6%
30,940	L	3M Co.	2,364,744
10,040		Cooper Industries Ltd.	451,700
8,260		Eaton Corp.	690,206
306,710		General Electric Co.	10,845,266
293,450		Pall Corp.	11,151,100
519,960	@@, L	Tyco International Ltd.	16,404,738
			41,907,754
		Oil & Gas: 7.2%
127,800		Anadarko Petroleum Corp.	5,492,844
155,210		Apache Corp.	10,973,347
79,199		Chevron Corp.	5,857,558
90,120	L	ConocoPhillips	6,159,702
261,150		Devon Energy Corp.	18,076,803
29,560		EOG Resources, Inc.	2,108,810
284,664	L	ExxonMobil Corp.	21,477,899
126,630	L	GlobalSantaFe Corp.	7,810,538
212,440		Hess Corp.	11,784,047
101,440		Noble Corp.	7,981,299
22,420	@@	Royal Dutch Shell PLC ADR	1,486,446
31,450	L	Sunoco, Inc.	2,215,338
97,600	@@	Talisman Energy, Inc.	1,713,856
168,660	@@, L	Total SA ADR	11,769,095
30,800	@, L	Ultra Petroleum Corp.	1,636,404
			116,543,986
		Packaging & Containers: 1.1%
713,380	@, L	Owens-Illinois, Inc.	18,383,803
			18,383,803
		Pharmaceuticals: 2.3%
23,900	S	Abbott Laboratories	1,333,620
130,590		Eli Lilly & Co.	7,013,989
76,960		Merck & Co., Inc.	3,399,323
225,910	@, @@	Warner Chilcott Ltd.	3,345,727
452,970		Wyeth	22,662,089
			37,754,748
		Pipelines: 0.6%
360,100		Williams Cos., Inc.	10,248,446
			10,248,446
		Retail: 1.6%
210,698		CVS Corp.	7,193,230
289,550	L	Federated Department Stores, Inc.	13,044,228
425,520	@	Sally Beauty Holdings, Inc.	3,910,529
31,600		Wal-Mart Stores, Inc.	1,483,620
			25,631,607
		Savings & Loans: 0.4%
368,330	L	New York Community Bancorp., Inc.	6,478,925
			6,478,925
		Semiconductors: 0.4%
33,490	L	Applied Materials, Inc.	613,537
315,660		Intel Corp.	6,038,576
			6,652,113
		Software: 1.8%
1,394,550	@	Compuware Corp.	13,234,280
73,770		First Data Corp.	1,984,413
775,580	@	Oracle Corp.	14,061,265
			29,279,958
		Telecommunications: 3.3%
181,836		AT&T, Inc.	7,169,793
113,660	@, L	Cisco Systems, Inc.	2,901,740
78,170	L	Embarq Corp.	4,404,880
218,796	@, @@, L	Nortel Networks Corp.	5,262,044
412,230	@, L	Qwest Communications International, Inc.	3,705,948
199,530		Sprint Nextel Corp.	3,783,089
37,290	@@	TELUS Corp.	1,902,452
11,090	@@	TELUS Corp. — Non-Voting Shares	553,491
528,460		Verizon Communications, Inc.	20,039,203
103,155	@@, L	Vodafone Group PLC ADR	2,770,743
			52,493,383
		Toys/Games/Hobbies: 0.0%
6,300	L	Hasbro, Inc.	180,306
			180,306
		Transportation: 0.5%
62,550		Burlington Northern Santa Fe Corp.	5,030,897
61,650		Norfolk Southern Corp.	3,119,490
			8,150,387
		Total Common Stock
		(Cost $826,423,041)	973,424,947

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.2%
		Aerospace/Defense: 0.0%
$32,000	C	Raytheon Co., 6.150%, due 11/01/08	$32,553
			32,553
		Auto Parts & Equipment: 0.1%
1,329,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	1,318,395
			1,318,395
		Banks: 1.2%
1,700,000	#	Bank of America Corp., 5.490%, due 03/15/19	1,686,896
1,020,000		Bank of America NA, 5.300%, due 03/15/17	1,005,115
1,210,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,229,469
1,200,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,300,439
759,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	774,307
816,000	@@, #, C	Nordea Bank AB, 5.424%, due 04/20/55	801,856
890,000		PNC Funding Corp., 5.625%, due 02/01/17	898,066
1,280,000		UBS AG, 5.875%, due 07/15/16	1,335,278
1,584,000	#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/01/49	1,778,388
2,761,000	L	Wachovia Corp., 5.250%, due 08/01/14	2,732,907
2,400,000		Wells Fargo & Co., 4.750%, due 02/09/15	2,306,292
2,010,000		Wells Fargo Bank NA, 5.750%, due 05/16/16	2,066,676
2,056,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	2,108,393
			20,024,082
		Beverages: 0.2%
1,600,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,612,507
2,292,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,293,322
			3,905,829
		Building Materials: 0.0%
47,000	C	CRH America, Inc., 6.950%, due 03/15/12	50,009
			50,009
		Commercial Services: 0.2%
900,000	C	McKesson Corp., 5.700%, due 03/01/17	898,949
1,810,000	C	Western Union Co., 5.400%, due 11/17/11	1,814,644
			2,713,593
		Diversified Financial Services: 2.0%
1,860,000		American Express Co., 5.500%, due 09/12/16	1,881,440
1,704,000	#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,671,651
150,000	C	CIT Group, Inc., 6.100%, due 03/15/67	144,851
2,788,000		Citigroup, Inc., 5.000%, due 09/15/14	2,725,987
1,507,000		Countrywide Financial Corp., 6.250%, due 05/15/16	1,521,710
1,301,000		Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,272,524
1,067,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,062,761
860,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	861,342
381,000		General Electric Capital Corp., 5.450%, due 01/15/13	386,374
1,332,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	1,514,023
342,000		General Electric Capital Corp., 8.750%, due 05/21/07	343,423
1,544,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,532,173
1,245,000	L	HSBC Finance Corp., 5.250%, due 01/14/11	1,245,604
294,000		Lehman Brothers Holdings, Inc., 5.500%, due 04/04/16	292,854
986,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	991,461
1,070,000	C	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,099,605
1,110,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	1,079,725
1,640,000	@@, #, C, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,671,552
875,000	C	Morgan Stanley, 5.750%, due 10/18/16	881,682
1,189,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,258,683
1,274,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,303,618
386,000	#, C	Natexis Ambs Co., LLC, 8.440%, due 06/30/08	400,444
1,800,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,809,437
1,550,000	C, L	Residential Capital Corp., 6.875%, due 06/30/15	1,566,255
1,710,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,768,439
1,253,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,351,444
			31,639,062
		Electric: 1.0%
1,454,000	C	Dominion Resources, Inc., 5.150%, due 07/15/15	1,418,031
1,538,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	1,613,719
1,848,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,938,927
2,118,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,224,148
726,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	712,604
342,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	352,509
1,204,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,205,453
369,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	414,500
339,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	329,189
480,000	C	Pacific Gas & Electric Co., 5.800%, due 03/01/37	464,371
831,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	887,835
723,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	714,378

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$554,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	$592,314
1,255,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,347,672
1,229,000	C	TXU Energy Co., LLC, 7.000%, due 03/15/13	1,278,772
			15,494,422
		Environmental Control: 0.1%
1,061,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,129,558
			1,129,558
		Forest Products & Paper: 0.0%
584,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	577,311
			577,311
		Hand/Machine Tools: 0.1%
1,240,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,333,164
			1,333,164
		Healthcare — Products: 0.1%
1,284,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,327,449
			1,327,449
		Healthcare — Services: 0.0%
285,000	C	HCA, Inc., 8.750%, due 09/01/10	299,606
			299,606
		Household Products/Wares: 0.1%
1,371,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,359,947
			1,359,947
		Insurance: 0.4%
138,000	C	Allstate Corp., 5.550%, due 05/09/35	130,731
1,056,000	C	Allstate Corp., 6.125%, due 12/15/32	1,076,360
1,350,000	C	American International Group, Inc., 5.050%, due 10/01/15	1,323,069
420,000	C	American International Group, Inc., 6.250%, due 03/15/37	410,154
1,770,000	C, L	Chubb Corp., 6.375%, due 03/29/67	1,768,719
1,020,000	C, L	Metlife, Inc., 6.400%, due 12/15/36	999,177
475,000	C	Metlife, Inc., 6.500%, due 12/15/32	510,012
			6,218,222
		Lodging: 0.1%
1,507,000	C	Marriott International, Inc., 6.200%, due 06/15/16	1,548,803
901,000	#, C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	902,554
			2,451,357
		Media: 0.5%
1,263,000	C	CBS Corp., 6.625%, due 05/15/11	1,321,430
1,376,000	C	Cox Communications, Inc., 4.625%, due 06/01/13	1,318,203
1,291,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,330,014
791,000		News America Holdings, 8.500%, due 02/23/25	953,006
383,000	W	News America, Inc., 6.200%, due 12/15/34	372,696
980,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,194,709
1,043,000	C	Walt Disney Co., 5.625%, due 09/15/16	1,067,514
			7,557,572
		Mining: 0.1%
1,300,000	@@, C, L	Vale Overseas Ltd., 6.250%, due 01/23/17	1,331,145
			1,331,145
		Oil & Gas: 0.5%
710,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	712,769
1,752,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,881,545
1,000,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	941,171
130,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	129,315
194,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	242,015
870,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	878,003
1,050,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,119,328
1,620,000	C	XTO Energy, Inc., 5.650%, due 04/01/16	1,617,168
			7,521,314
		Oil & Gas Services: 0.0%
714,000	C	Halliburton Co., 5.500%, due 10/15/10	722,283
			722,283
		Pharmaceuticals: 0.3%
1,350,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,380,888
981,000	C	Cardinal Health, Inc., 5.850%, due 12/15/17	981,287
420,000	C	Hospira, Inc., 5.550%, due 03/30/12	420,618
1,495,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,496,600
			4,279,393
		Pipelines: 0.2%
981,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,094,592
271,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	262,497
1,421,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,494,284
11,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	12,016
400,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	453,470
744,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	851,863
			4,168,722
		Real Estate: 0.1%
1,938,000	#, C	Socgen Real Estate Co., LLC, 7.640%, due 12/29/49	1,960,039
			1,960,039
		Real Estate Investment Trusts: 0.6%
327,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	318,600

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Real Estate Investment Trusts (continued)
$1,570,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	$1,634,259
820,000	C	Kimco Realty Corp., 5.783%, due 03/15/16	834,879
45,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	46,647
1,568,000	C	Prologis, 5.750%, due 04/01/16	1,597,133
694,000	C	Simon Property Group LP, 5.100%, due 06/15/15	677,833
1,190,000	C, L	Simon Property Group LP, 5.875%, due 03/01/17	1,223,212
397,000	C	Vornado Realty LP, 4.750%, due 12/01/10	388,311
2,471,000	C	Vornado Realty Trust, 5.625%, due 06/15/07	2,470,120
			9,190,994
		Regional(state/province): 0.1%
1,800,000	@@	Province of Ontario Canada, 5.000%, due 10/18/11	1,811,281
			1,811,281
		Retail: 0.4%
650,000	C	CVS Corp., 5.750%, due 08/15/11	662,609
910,000	C	CVS Corp., 6.125%, due 08/15/16	942,695
410,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	409,366
1,100,000	C, L	Home Depot, Inc., 5.400%, due 03/01/16	1,076,009
1,506,000	C	Limited Brands, 5.250%, due 11/01/14	1,440,212
1,706,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,555,074
			6,085,965
		Telecommunications: 0.7%
594,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	626,416
1,181,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,218,109
1,163,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	1,173,087
1,542,000	@@, C, L	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	1,544,640
1,280,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	1,263,907
609,000	@@, C, L	Telecom Italia Capital SA, 5.250%, due 11/15/13	591,263
800,000	@@, C	Telefonica Emisones SAU, 7.045%, due 06/20/36	857,054
600,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	647,027
3,298,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,484,182
			11,405,685
		Transportation: 0.1%
588,000	C, L	CSX Corp., 6.750%, due 03/15/11	614,708
760,000		CSX Corp., 7.900%, due 05/01/17	861,482
401,000	C	Union Pacific Corp., 6.125%, due 01/15/12	413,218
			1,889,408
		Total Corporate Bonds/Notes
		(Cost $147,158,974)	147,798,360
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%
		Federal Home Loan Bank: 0.1%
990,000	C	3.900%, due 02/25/08	979,858
			979,858
		Federal Home Loan Mortgage Corporation: 3.6%
1,954,210		4.500%, due 08/01/18	1,897,741
1,692,551		4.500%, due 11/01/18	1,643,643
2,741,459		4.500%, due 01/01/19	2,662,243
74,672		4.500%, due 03/01/19	72,409
143,016		4.500%, due 02/01/20	138,683
1,344,242		4.500%, due 04/01/35	1,264,945
56,100		5.000%, due 12/01/17	55,513
109,950		5.000%, due 03/01/18	108,745
1,874,633		5.000%, due 05/01/18	1,854,083
1,709,375		5.000%, due 02/01/19	1,688,910
3,646,238		5.000%, due 09/01/33	3,534,280
1,795,430		5.000%, due 11/01/33	1,740,302
701,842		5.000%, due 03/01/34	679,794
478,488		5.000%, due 04/01/34	463,457
576,319		5.000%, due 05/01/35	557,725
1,213,337		5.000%, due 07/01/35	1,174,191
1,853,658		5.000%, due 08/01/35	1,793,854
844,715		5.000%, due 09/01/35	817,463
4,176,025		5.000%, due 10/01/35	4,041,295
709,457		5.500%, due 01/01/19	712,013
61,235		5.500%, due 04/01/19	61,518
44,725		5.500%, due 06/01/19	44,886
164,544		5.500%, due 07/01/19	165,136
140,051		5.500%, due 08/01/19	140,555
21,198		5.500%, due 12/01/19	21,274
20,017		5.500%, due 02/01/20	20,073
678,412		5.500%, due 10/01/21	680,293
1,292,849		5.500%, due 06/01/25	1,287,892
590,064		5.500%, due 07/01/25	587,801
941,754		5.500%, due 08/01/25	938,143
935,010		5.500%, due 09/01/25	931,425
2,850,119		5.500%, due 05/01/33	2,827,777
2,452,500		5.500%, due 12/01/33	2,433,276
3,346,491		5.500%, due 01/01/34	3,320,259
341,951		5.500%, due 04/01/34	339,038

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount		Value
	Federal Home Loan Mortgage Corporation (continued)
$1,109,641	5.500%, due 10/01/34	$1,100,190
208,769	5.500%, due 11/01/34	206,991
805,649	5.500%, due 07/01/35	798,272
481,742	5.500%, due 09/01/35	477,330
140,924	6.000%, due 04/01/16	143,503
233,046	6.000%, due 04/01/17	237,260
128,163	6.000%, due 07/01/17	130,481
173,026	6.000%, due 10/01/17	176,154
1,790,437	6.000%, due 08/01/19	1,820,480
296,332	6.000%, due 09/01/19	301,305
456,220	6.000%, due 05/01/21	463,955
1,135,731	6.000%, due 02/01/23	1,155,912
397,618	6.000%, due 12/01/25	402,816
381,492	6.000%, due 02/01/26	386,480
261,467	6.000%, due 04/01/34	264,341
44,245	6.000%, due 05/01/34	44,731
993,580	6.000%, due 07/01/34	1,004,500
3,307,475	6.000%, due 08/01/34	3,343,829
296,632	6.000%, due 09/01/34	299,892
335,938	6.000%, due 07/01/35	338,961
782,666	6.000%, due 08/01/35	789,710
548,527	6.000%, due 03/01/36	553,118
479,102	6.000%, due 10/01/36	484,369
981,000	6.000%, due 03/01/37	989,195
195,937	6.500%, due 05/01/34	200,807
289,960	6.500%, due 06/01/34	297,167
1,289,364	6.500%, due 08/01/34	1,321,408
357,465	6.500%, due 10/01/34	367,532
		58,801,324
	Federal National Mortgage Association: 10.5%
151,256	4.010%, due 08/01/13	143,445
562,418	4.019%, due 08/01/13	534,935
677,368	4.500%, due 04/01/18	657,780
1,430,251	4.500%, due 06/01/18	1,388,891
936,390	4.500%, due 07/01/18	909,311
1,207,363	4.500%, due 03/01/19	1,170,829
1,057,382	4.500%, due 04/01/20	1,025,387
346,365	4.500%, due 05/01/20	335,454
515,883	4.500%, due 02/01/35	485,617
1,997,776	4.500%, due 03/01/35	1,879,007
1,325,111	4.519%, due 05/01/14	1,287,865
375,034	4.630%, due 04/01/14	365,332
153,204	4.667%, due 04/01/13	150,388
789,260	4.771%, due 12/01/12	780,970
21,725	4.845%, due 06/01/13	21,450
436,783	4.848%, due 08/01/14	431,758
449,348	4.880%, due 03/01/20	444,965
2,289,077	4.925%, due 04/01/15	2,270,939
240,000	4.940%, due 08/01/15	235,361
890,430	5.000%, due 11/01/17	881,142
3,734,078	5.000%, due 02/01/18	3,695,128
176,252	5.000%, due 06/01/18	174,337
2,050,712	5.000%, due 12/01/18	2,022,868
1,771,605	5.000%, due 07/01/19	1,750,352
744,261	5.000%, due 09/01/19	735,332
123,532	5.000%, due 11/01/19	122,050
553,672	5.000%, due 05/01/20	546,387
872,539	5.000%, due 07/01/20	861,060
660,192	5.000%, due 11/01/33	639,735
1,297,779	5.000%, due 03/01/34	1,257,234
495,497	5.000%, due 05/01/34	479,741
679,626	5.000%, due 06/01/34	658,016
537,976	5.000%, due 08/01/34	520,870
1,472,325	5.000%, due 09/01/34	1,425,510
296,003	5.000%, due 11/01/34	286,591
265,171	5.000%, due 12/01/34	256,740
1,848,894	5.000%, due 06/01/35	1,788,693
6,077,715	5.000%, due 07/01/35	5,879,821
1,574,415	5.000%, due 08/01/35	1,523,152
855,000	5.250%, due 04/15/07	854,977
317,335	5.471%, due 11/01/15	325,422
1,149,851	5.500%, due 11/01/17	1,155,871
18,353	5.500%, due 12/01/17	18,449
509,833	5.500%, due 01/01/18	512,503
1,104,676	5.500%, due 02/01/18	1,110,058
39,221	5.500%, due 12/01/18	39,412
438,507	5.500%, due 01/01/19	440,643
780,250	5.500%, due 06/01/19	783,457
1,670,175	5.500%, due 07/01/19	1,677,040

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$792,306		5.500%, due 08/01/19	$795,563
1,069,398		5.500%, due 09/01/19	1,073,793
177,177		5.500%, due 11/01/19	177,905
332,320		5.500%, due 12/01/19	333,686
46,921		5.500%, due 04/01/20	47,066
786,663		5.500%, due 05/01/25	783,670
539,818		5.500%, due 06/01/25	537,765
1,655,956		5.500%, due 02/01/33	1,642,904
163,825		5.500%, due 03/01/33	162,554
24,579		5.500%, due 05/01/33	24,385
2,545,913		5.500%, due 06/01/33	2,525,846
5,469,757		5.500%, due 07/01/33	5,426,645
2,679,119		5.500%, due 11/01/33	2,658,002
430,503		5.500%, due 12/01/33	427,110
1,672,405		5.500%, due 01/01/34	1,659,224
2,197,200		5.500%, due 02/01/34	2,179,429
239,099		5.500%, due 03/01/34	237,147
688,436		5.500%, due 04/01/34	682,611
2,563,035		5.500%, due 05/01/34	2,541,348
479,459		5.500%, due 06/01/34	475,401
4,317,110		5.500%, due 07/01/34	4,280,579
1,351,719		5.500%, due 08/01/34	1,340,282
5,977,768		5.500%, due 09/01/34	5,927,186
4,753,271		5.500%, due 10/01/34	4,713,051
8,372,011		5.500%, due 11/01/34	8,301,171
3,524,314		5.500%, due 12/01/34	3,494,493
2,383,623		5.500%, due 01/01/35	2,363,080
1,025,780		5.500%, due 02/01/35	1,016,557
3,997,047		5.500%, due 03/01/35	3,960,569
1,355,816		5.500%, due 04/01/35	1,343,442
207,278		5.500%, due 05/01/35	205,381
1,083,973		5.500%, due 07/01/35	1,074,081
1,417,551		5.500%, due 08/01/35	1,404,614
3,277,993		5.500%, due 09/01/35	3,248,078
71,372		5.500%, due 10/01/35	70,721
686,631		5.500%, due 04/01/36	680,364
6,738,000	L	6.000%, due 05/15/08	6,810,818
64,381		6.000%, due 01/01/17	65,559
409,757		6.000%, due 02/01/17	417,256
759,470		6.000%, due 08/01/17	773,233
232,809		6.000%, due 03/01/18	237,028
2,196,843		6.000%, due 11/01/18	2,237,050
393,986		6.000%, due 01/01/21	400,684
585,587		6.000%, due 05/01/21	595,542
451,519		6.000%, due 11/01/25	457,163
62,953		6.000%, due 01/01/34	63,724
1,917,396		6.000%, due 03/01/34	1,937,479
3,942,326		6.000%, due 04/01/34	3,985,228
299,273		6.000%, due 05/01/34	302,382
3,678,545		6.000%, due 06/01/34	3,716,772
2,502,028		6.000%, due 07/01/34	2,528,029
2,877,142		6.000%, due 08/01/34	2,907,040
1,933,376		6.000%, due 10/01/34	1,953,466
348,283		6.000%, due 11/01/34	351,903
260,113		6.000%, due 04/01/35	262,816
86,249		6.000%, due 09/01/35	86,975
590,099		6.000%, due 10/01/35	595,070
1,077,221		6.000%, due 12/01/35	1,086,295
751,942		6.000%, due 02/01/36	758,069
973,957		6.000%, due 03/01/36	981,501
2,024,679		6.000%, due 04/01/36	2,040,361
823,270		6.000%, due 07/01/36	829,646
798,281		6.000%, due 01/01/37	804,451
887,350		6.000%, due 02/01/37	894,209
658,000		6.000%, due 03/01/37	663,086
241,947		6.330%, due 03/01/11	250,684
549,942		6.500%, due 06/01/31	566,629
70,183		6.500%, due 07/01/31	72,313
667,825		6.500%, due 09/01/31	688,088
409,021		6.500%, due 12/01/31	421,432
1,456,842		6.500%, due 07/01/32	1,498,265
1,254,579		6.500%, due 08/01/32	1,290,250
1,066,302		6.500%, due 01/01/33	1,096,620
159,879		6.500%, due 04/01/34	163,936
232,994		6.500%, due 06/01/34	238,905
975,035		6.500%, due 08/01/34	999,773
226,555		6.500%, due 03/01/36	231,186
377,243		6.500%, due 05/01/36	384,953
4,114,000		6.625%, due 09/15/09	4,282,962

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$3,186,000		6.625%, due 11/15/10	$3,377,644
91,576		7.500%, due 02/01/30	96,022
275,137		7.500%, due 03/01/31	287,865
			169,448,340
		Government National Mortgage Association: 0.9%
134,585		4.500%, due 07/20/33	127,049
26,222		4.500%, due 08/15/33	24,869
164,265		4.500%, due 09/15/33	155,784
687,399		4.500%, due 09/20/33	648,906
279,942		4.500%, due 12/20/34	264,120
122,367		5.000%, due 07/20/33	118,845
274,142		5.000%, due 03/15/34	267,127
800,268		5.000%, due 06/15/34	779,791
207,187		5.000%, due 10/15/34	201,885
1,067,609		5.500%, due 11/15/32	1,063,697
4,198,115		5.500%, due 05/15/33	4,181,920
1,083,983		5.500%, due 08/15/33	1,079,802
95,475		5.500%, due 09/15/34	95,080
29,370		5.500%, due 02/15/35	29,236
65,138		5.500%, due 04/20/35	64,739
114,521		5.500%, due 10/15/35	113,998
860,785		6.000%, due 09/15/32	874,448
48,570		6.000%, due 10/15/32	49,341
978,445		6.000%, due 04/15/33	993,633
28,749		6.000%, due 04/15/34	29,162
998,778		6.000%, due 07/15/34	1,013,108
325,332		6.000%, due 09/15/34	330,000
727,610		6.000%, due 11/20/34	737,139
459,439		6.000%, due 02/20/35	465,156
187,141		6.000%, due 04/20/35	189,470
465,273		6.500%, due 11/20/35	476,901
305,640		6.500%, due 02/20/36	313,200
			14,688,406
		Total U.S. Government Agency Obligations
		(Cost $247,143,569)	243,917,928
U.S. TREASURY OBLIGATIONS: 7.5%
		U.S. Treasury Bonds: 5.7%
446,000	L	3.875%, due 02/15/13	430,930
2,003,000	L	4.250%, due 11/15/13	1,965,993
2,270,000	L	4.500%, due 02/15/36	2,140,896
27,159,000	L	4.750%, due 11/15/08	27,180,238
12,351,000	L	5.375%, due 02/15/31	13,171,193
6,582,000	L	5.500%, due 02/15/08	6,615,430
17,691,000	L	5.625%, due 05/15/08	17,840,967
4,173,000	L	6.000%, due 02/15/26	4,717,773
2,217,000	L	6.250%, due 08/15/23	2,545,914
13,239,000	L	6.500%, due 02/15/10	13,928,368
338,000	L	8.000%, due 11/15/21	446,794
1,183,000	C, L	10.375%, due 11/15/12	1,221,125
			92,205,621
		U.S. Treasury Notes: 0.9%
6,410,000	L	3.000%, due 11/15/07	6,333,381
1,983,000	L	3.250%, due 08/15/07	1,970,374
1,982,000	L	3.500%, due 11/15/09	1,931,134
77,000	L	4.375%, due 05/15/07	76,945
3,730,000	L	5.125%, due 06/30/11	3,813,634
			14,125,468
		Treasury Inflation Indexed Protected Securities: 0.9%
5,989,000	L	2.000%, due 01/15/14	6,498,810
1,870,000	L	2.375%, due 01/15/17	1,905,351
5,049,000	L	4.250%, due 01/15/10	6,461,461
			14,865,622
		Total U.S. Treasury Obligations
		(Cost $121,119,834)	121,196,711
ASSET-BACKED SECURITIES: 1.1%
		Automobile Asset-Backed Securities: 0.0%
28,266	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	28,050
			28,050
		Home Equity Asset-Backed Securities: 0.2%
1,420,000	#, C, I	Bayview Financial Revolving Mortgage Loan Trust, 6.120%, due 12/28/40	1,419,993
1,031,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	1,036,582
1,160,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,155,196
			3,611,771
		Other Asset-Backed Securities: 0.9%
41,512	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	41,258
800,831	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	796,378
880,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	884,400

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$689,505	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	$682,472
763,734	C	Small Business Administration, 4.770%, due 04/01/24	751,221
1,049,585	C	Small Business Administration, 4.990%, due 09/01/24	1,042,668
1,167,251	C	Small Business Administration, 5.090%, due 10/01/25	1,163,384
3,601,917	C	Small Business Administration, 5.110%, due 08/01/25	3,594,055
1,218,039	C	Small Business Administration, 5.180%, due 05/01/24	1,223,002
872,143	C	Small Business Administration, 5.390%, due 12/01/25	882,236
2,456,660	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,434,144
			13,495,218
		Total Asset-Backed Securities
		(Cost $17,184,927)	17,135,039
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%

1,650,000	C, L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,602,762
1,506,237	C	Banc of America Commercial Mortgage, Inc., 5.181%, due 09/10/47	1,498,345
1,461,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	1,468,267
1,069,472	C	Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,058,095
39,295	#, C	BlackRock Capital Finance LP, 7.858%, due 09/25/26	39,134
148,747	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	151,607
1,914,366	C	Citigroup Commercial Mortgage Trust, 5.462%, due 10/15/49	1,918,403
350,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, due 07/15/44	351,506
1,900,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, due 10/15/48	1,931,741
536,929	#, C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.930%, due 12/11/49	532,685
900,000	#, C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.980%, due 12/11/49	886,316
1,900,000	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39	1,886,777
1,135,308	C	Credit Suisse Mortgage Capital Certificates, 5.509%, due 09/15/39	1,141,853
608,617	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	609,129
539,866	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	542,757
722,928	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	748,236
256,158	#, C	Falcon Franchise Loan, LLC, 7.382%, due 05/05/10	262,024
1,060,000	C	GE Capital Commercial Mortgage Corp., 5.340%, due 03/10/44	1,061,997
1,146,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,124,682
1,240,876	C	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,233,628
1,608,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,614,239
975,000	C	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	1,016,450
1,130,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,086,649
1,400,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,359,388
1,671,379	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,641,393
1,608,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.211%, due 05/15/41	1,607,923
1,755,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.294%, due 01/12/43	1,756,961
1,590,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	1,577,303
942,476	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 05/15/45	944,682
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	1,935,067
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.552%, due 05/12/45	1,944,300
1,860,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.855%, due 06/12/43	1,926,010
1,920,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.875%, due 04/15/45	2,001,218
77,798	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30	78,088
500,215	C	LB-UBS Commercial Mortgage Trust, 5.413%, due 09/15/39	500,502
814,000	C	Merrill Lynch Mortgage Trust, 5.264%, due 01/12/44	812,463
1,788,000	C	Merrill Lynch Mortgage Trust, 5.660%, due 05/12/39	1,832,338
1,950,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, due 12/12/49	1,918,563
37,162,143	#, C, ^	Morgan Stanley Capital I, 0.735%, due 11/15/30	459,815
1,328,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,316,406
326,176	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	330,483
748,000	C	RAAC Series, 4.971%, due 09/25/34	734,802
1,390,451	#, C, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,322,347
645,663	#, C	System Energy Resources, Inc., 5.129%, due 01/15/14	632,402
34,868	#, C	TIAA Retail Commercial Trust, 7.170%, due 01/15/32	34,916
1,662,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,613,621
2,180,000	C	Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42	2,125,029
1,669,000	C	Wachovia Bank Commercial Mortgage Trust, 5.190%, due 03/15/42	1,641,463
1,172,000	C	Wachovia Bank Commercial Mortgage Trust, 5.196%, due 10/15/44	1,165,634
831,000	C, ^	Wachovia Bank Commercial Mortgage Trust, 5.316%, due 12/15/44	830,370
1,900,000	C	Wachovia Bank Commercial Mortgage Trust, 5.339%, due 11/15/48	1,885,872
1,745,000	C	Wachovia Bank Commercial Mortgage Trust, 5.466%, due 01/15/45	1,758,302
1,900,000	C	Wachovia Bank Commercial Mortgage Trust, 5.603%, due 10/15/48	1,925,226
1,320,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45	1,355,450
1,330,000	C	Wachovia Bank Commercial Mortgage Trust, 5.962%, due 06/15/45	1,389,157
1,380,000	#, C	Wachovia Bank Commercial Mortgage Trust, 6.021%, due 12/15/43	1,382,212

		Total Collateralized Mortgage Obligations
		(Cost $68,726,495)	67,506,988
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
410,000		Financing Corp., 9.650%, due 11/02/18	572,749
694,000	@@	Israel Government International Bond, 4.625%, due 06/15/13	669,655
858,000	@@, C	Mexico Government International Bond, 5.625%, due 01/15/17	867,009

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Foreign Government Bonds (continued)
$962,000 @@	Mexico Government International Bond, 6.375%, due 01/16/13		$1,016,834
86,000 @@	Mexico Government International Bond, 6.625%, due 03/03/15		93,095
534,000 @@	Mexico Government International Bond, 6.750%, due 09/27/34		583,662
	Total Other Bonds
	(Cost $3,766,586)		3,803,004
	Total Long-Term Investments
	(Cost $1,431,523,426)		1,574,782,977
SHORT-TERM INVESTMENTS: 23.5%
	Commercial Paper: 1.8%
29,171,000	Pepsico, Inc., 5.350%, due 04/02/07		29,162,330
	Total Commercial Paper
	(Cost $29,162,330)		29,162,330

	Securities Lending Collateralcc: 21.7%
349,611,915	The Bank of New York Institutional Cash Reserves Fund		349,611,915
	Total Securities Lending Collateral
	(Cost $349,611,915)		349,611,915
	Total Short-Term Investments
	(Cost $378,774,245)		378,774,245
	Total Investments in Securities
	(Cost $1,810,297,671)*	121.2%	$1,953,557,222
	Other Assets and Liabilities — Net	(21.2)	(342,263,439)
	Net Assets	100.0%	$1,611,293,783
@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $1,817,433,648.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$159,996,950
	Gross Unrealized Depreciation		(23,873,376)
	Net Unrealized Appreciation		$136,123,574

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 89.4%
		Advertising: 0.2%
12,500		R.H. Donnelley Corp.	$886,125
			886,125
		Electric: 38.5%
103,100	@	AES Corp.	2,218,712
80,676,780	@@	AES Tiete SA	2,545,256
185,500		American Electric Power Co., Inc.	9,043,125
111,900	@@	CEZ AS	4,943,472
374,900		CMS Energy Corp.	6,673,220
114,480		Constellation Energy Group, Inc.	9,954,036
49,800		Dominion Resources, Inc.	4,420,746
138,900		DPL, Inc.	4,318,401
30,500		DTE Energy Co.	1,460,950
67,933	@@, S	E.ON AG	9,197,070
140,130	S	Edison International	6,884,587
71,540,000	@, @@	Eletropaulo Metropolitana de Sao Paulo SA	3,333,417
214,420	@@	Enersis SA ADR	3,492,902
20,780		Entergy Corp.	2,180,238
38,500		Exelon Corp.	2,645,335
48,610		FirstEnergy Corp.	3,219,926
124,490		FPL Group, Inc.	7,615,053
84,600	@@	Iberdrola SA	4,007,509
445,940	@@, S	International Power PLC	3,485,540
185,500	@	Mirant Corp.	7,505,330
232,820	@, S	NRG Energy, Inc.	16,772,353
62,800		Pepco Holdings, Inc.	1,822,456
4,200		Portland General Electric Co.	122,640
124,200		Public Service Enterprise Group, Inc.	10,313,568
112,300	@@	Red Electrica de Espana	5,303,853
52,535	@@	RWE AG	5,554,447
78,700	@@	Scottish Power PLC	1,242,966
5,500		TXU Corp.	352,550
7,400	@@	Unified Energy System GDR	1,002,700
			141,632,358
		Energy — Alternate Sources: 0.6%
98,050	@	Covanta Holding Corp.	2,174,749
			2,174,749
		Gas: 3.5%
83,620		AGL Resources, Inc.	3,572,246
284,650	@@, S	Enagas	7,348,697
44,300	@@	Gaz de France	2,068,860
			12,989,803
		Internet: 0.1%
1,800	@@	Iliad SA	186,963
			186,963
		Media: 6.7%
18,000		Cablevision Systems Corp.	547,740
133,170		Citadel Broadcasting Corp.	1,266,447
129,315	@	Comcast Corp.	3,293,653
115,380	@@	Grupo Televisa SA ADR	3,438,324
135,800	@, @@	NET Servicos de Comunicacao SA	1,837,647
138,760		News Corp., Inc. — Class A	3,208,131
87,600	@@	Rogers Communications, Inc. — Class B (Canadian Denominated Security)	2,867,392
8,800	@@	Rogers Communications, Inc. — Class B	286,805
154,700	@	Time Warner Cable, Inc.	5,796,609
54,125	@	Viacom — Class B	2,225,079
			24,767,827
		Oil & Gas: 6.4%
25,200		Apache Corp.	1,781,640
18,500		Devon Energy Corp.	1,280,570
96,220		GlobalSantaFe Corp.	5,934,850
45,590		Noble Corp.	3,587,021
21,500	@@	OAO Gazprom ADR	900,313
10,700		Occidental Petroleum Corp.	527,617
196,600	@@	Talisman Energy, Inc.	3,450,079
34,500	@@	Total SA	2,410,191
37,900	@	Ultra Petroleum Corp.	2,013,627
90,610	@	Venoco, Inc.	1,618,295
			23,504,203
		Oil & Gas Services: 0.3%
15,900		Schlumberger Ltd.	1,098,690
			1,098,690

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pipelines: 8.7%
263,800		Dynegy, Inc.	$2,442,788
189,800		El Paso Corp.	2,746,406
191,600		Equitable Resources, Inc.	9,258,112
28,760		Questar Corp.	2,565,680
131,700		Spectra Energy Corp.	3,459,759
405,091		Williams Cos., Inc.	11,528,887
			32,001,632
		Telecommunications: 24.0%
19,200		Alltel Corp.	1,190,400
92,130	@@	America Movil SA de CV ADR	4,402,893
4,500	@	American Tower Corp.	175,275
281,100		AT&T, Inc.	11,083,773
271,260	@, @@	Cellcom Israel Ltd.	4,947,782
84,000		Citizens Communications Co.	1,255,800
345,660	@	Dobson Communications Corp.	2,969,219
77,700		Embarq Corp.	4,378,395
25,400		Fairpoint Communications, Inc.	487,934
52,804	@@	France Telecom SA	1,399,243
52,700	@, @@	Hellenic Telecommunications Organization SA	1,437,509
608,000	@, @@	Hutchison Telecommunications International Ltd.	1,227,579
5,300	@	Leap Wireless International, Inc.	349,694
3,200	@@	Mobile Telesystems Finance SA ADR	179,072
21,820	@, @@	Neuf Cegetel	822,779
48,800	@@	Orascom Telecom GDR	3,384,583
177,000	@@	Pakistan Telecommunication Co., Ltd.	137,847
685,300	@	Qwest Communications International, Inc.	6,160,847
45,000	@@	Royal KPN NV	701,173
833,900	@@	Singapore Telecommunications Ltd.	1,800,361
77,500	@, @@	Telecom Argentina SA ADR	1,653,850
14,350	@@	Telecom Egypt GDR REG S	204,182
230,200	@@	Telefonica SA	5,097,705
97,300	@@	Telekom Austria AG	2,444,886
278,440	@@	Telenor ASA	4,915,409
144,670	@@	TELUS Corp.	7,220,342
76,900	@@	Tim Participacoes SA ADR	2,497,712
145,000	@@	Turkcell Iletisim Hizmet AS ADR	1,921,250
142,500		Verizon Communications, Inc.	5,403,600
1,644,800	@@	Vodafone Group PLC	4,397,960
276,604		Windstream Corp.	4,063,313
			88,312,367
		Water: 0.4%
18,980	@@	Veolia Environnement	1,412,718
			1,412,718
		Total Common Stock
		(Cost $273,231,151)	328,967,435
PREFERRED STOCK: 5.0%
		Electric: 4.5%
149,420		Entergy Corp.	9,710,806
16,900		NRG Energy, Inc.	5,493,345
28,400		PNM Resources, Inc.	1,533,032
			16,737,183
		Pipelines: 0.5%
1,410		El Paso Corp.	1,791,229
			1,791,229
		Total Preferred Stock
		(Cost $15,441,707)	18,528,412

Principal Amount			Value
CONVERTIBLE BONDS: 0.2%
		Energy — Alternate Sources: 0.1%
$247,000	C	Covanta Holding Corp., 1.000%, due 02/01/27	$243,913
			243,913
		Oil & Gas: 0.1%
370,000	@@, C	Transocean, Inc., 1.500%, due 05/15/21	434,750
			434,750
		Total Convertible Bonds
		(Cost $652,718)	678,663
CORPORATE BONDS/NOTES: 0.9%
		Electric: 0.6%
1,100,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	1,133,000
1,045,000	C	TXU Energy Co., LLC, 7.000%, due 03/15/13	1,087,320
			2,220,320

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications: 0.3%
$1,150,000	C	Embarq Corp., 7.082%, due 06/01/16		$1,174,441
				1,174,441
		Total Corporate Bonds/Notes
		(Cost $3,395,697)		3,394,761

		Total Long-Term Investments
		(Cost $292,721,273)		351,569,271
SHORT-TERM INVESTMENTS: 5.3%
		Commercial Paper: 5.3%
19,566,000		Cargill, Inc., 5.390%, due 04/02/07		19,560,141

		Total Short-Term Investments
		(Cost $19,560,141)		19,560,141

		Total Investments in Securities (Cost $312,281,414)*	100.8%	$371,129,412
		Other Assets and Liabilities — Net	(0.8)	(2,951,068)
		Net Assets	100.0%	$368,178,344

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	C	Bond may be called prior to maturity date.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $312,781,420.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$59,476,720
		Gross Unrealized Depreciation		(1,128,728)
		Net Unrealized Appreciation		$58,347,992

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 0.5%
24,300	L	Omnicom Group	$2,487,834
			2,487,834
		Aerospace/Defense: 3.2%
24,400		Boeing Co.	2,169,404
36,000		General Dynamics Corp.	2,750,400
37,100		Lockheed Martin Corp.	3,599,442
42,300		Northrop Grumman Corp.	3,139,506
60,700		Raytheon Co.	3,184,322
33,300		United Technologies Corp.	2,164,500
			17,007,574
		Agriculture: 2.0%
111,600	L	Altria Group, Inc.	9,799,596
12,800	L	Reynolds American, Inc.	798,848
			10,598,444
		Apparel: 0.4%
42,800	@	Coach, Inc.	2,142,140
			2,142,140
		Auto Manufacturers: 0.4%
51,100	L	General Motors Corp.	1,565,704
9,700	L	Paccar, Inc.	711,980
			2,277,684
		Banks: 5.9%
222,808		Bank of America Corp.	11,367,664
47,700		Bank of New York Co., Inc.	1,934,235
5,000		BB&T Corp.	205,100
18,700		Fifth Third Bancorp.	723,503
31,400	L	National City Corp.	1,169,650
6,200		PNC Financial Services Group, Inc.	446,214
15,600		SunTrust Banks, Inc.	1,295,424
85,400		US Bancorp.	2,986,438
90,313	L	Wachovia Corp.	4,971,731
180,500		Wells Fargo & Co.	6,214,615
			31,314,574
		Beverages: 1.5%
79,700		Coca-Cola Co.	3,825,600
68,500		PepsiCo, Inc.	4,353,860
			8,179,460
		Biotechnology: 0.7%
44,000	@	Amgen, Inc.	2,458,720
31,900	@	Biogen Idec, Inc.	1,415,722
			3,874,442
		Building Materials: 0.1%
20,900		Masco Corp.	572,660
			572,660
		Chemicals: 0.9%
6,100		Air Products & Chemicals, Inc.	451,156
34,400		Dow Chemical Co.	1,577,584
20,900		EI DuPont de Nemours & Co.	1,033,087
200		NewMarket Corp.	8,134
5,900		PPG Industries, Inc.	414,829
23,400	L	Rohm & Haas Co.	1,210,248
			4,695,038
		Commercial Services: 0.7%
42,600	L	McKesson Corp.	2,493,804
64,100	L	Western Union Co.	1,406,995
			3,900,799
		Computers: 5.9%
29,900	@	Apple, Inc.	2,778,009
166,100	@	Dell, Inc.	3,855,181
81,100		Electronic Data Systems Corp.	2,244,848
160,800	@, L	EMC Corp.	2,227,080
199,600		Hewlett-Packard Co.	8,011,944
115,000		International Business Machines Corp.	10,839,900
16,800	@, L	Network Appliance, Inc.	613,536
118,700	@	Sun Microsystems, Inc.	713,387
			31,283,885
		Cosmetics/Personal Care: 1.0%
3,100		Avon Products, Inc.	115,506
84,932		Procter & Gamble Co.	5,364,305
			5,479,811

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 8.5%
38,840		Ameriprise Financial, Inc.	$2,219,318
2,800	L	Blackrock, Inc.	437,668
3,600		CIT Group, Inc.	190,512
234,500		Citigroup, Inc.	12,039,230
50,700	L	Countrywide Financial Corp.	1,705,548
51,000		Fannie Mae	2,783,580
50,800		Freddie Mac	3,022,092
18,000		Goldman Sachs Group, Inc.	3,719,340
176,300		JP Morgan Chase & Co.	8,529,394
22,400	L	Lehman Brothers Holdings, Inc.	1,569,568
59,700		Merrill Lynch & Co., Inc.	4,875,699
51,700		Morgan Stanley	4,071,892
			45,163,841
		Electric: 1.5%
21,300		American Electric Power Co., Inc.	1,038,375
7,900		Constellation Energy Group, Inc.	686,905
97,000	L	Duke Energy Corp.	1,968,130
31,400		Edison International	1,542,682
2,800	L	FirstEnergy Corp.	185,472
43,900		PG&E Corp.	2,119,053
7,300		Progress Energy, Inc.	368,212
			7,908,829
		Electronics: 0.6%
61,000	@, L	Agilent Technologies, Inc.	2,055,090
27,300	@	Thermo Electron Corp.	1,276,275
			3,331,365
		Food: 2.0%
15,700		Campbell Soup Co.	611,515
55,700		ConAgra Foods, Inc.	1,387,487
18,200		General Mills, Inc.	1,059,604
22,600		HJ Heinz Co.	1,064,912
13,300		Kellogg Co.	684,019
12,500	L	Kraft Foods, Inc.	395,750
90,000		Kroger Co.	2,542,500
58,000		Safeway, Inc.	2,125,120
37,100		Sara Lee Corp.	627,732
			10,498,639
		Forest Products & Paper: 0.1%
16,400		International Paper Co.	596,960
			596,960
		Gas: 0.1%
7,900		Sempra Energy	481,979
			481,979
		Healthcare — Products: 2.4%
145,600		Johnson & Johnson	8,773,856
32,100		Medtronic, Inc.	1,574,826
26,300	@, L	Zimmer Holdings, Inc.	2,246,283
			12,594,965
		Healthcare — Services: 3.0%
71,000		Aetna, Inc.	3,109,090
132,909		UnitedHealth Group, Inc.	7,040,190
75,309	@	WellPoint, Inc.	6,107,560
			16,256,840
		Household Products/Wares: 0.0%
1,200		John H. Harland Co.	61,476
			61,476
		Insurance: 4.9%
7,800	@@	ACE Ltd.	445,068
54,800		Allstate Corp.	3,291,288
104,400		American International Group, Inc.	7,017,768
25,100		Chubb Corp.	1,296,917
14,100		Cigna Corp.	2,011,506
4,700	@, L	CNA Financial Corp.	202,523
27,000		Genworth Financial, Inc.	943,380
8,479		Lincoln National Corp.	574,791
40,400		Loews Corp.	1,835,372
22,100	L	Metlife, Inc.	1,395,615
37,200		Principal Financial Group	2,227,164
5,900		Progressive Corp.	128,738
15,000	L	Prudential Financial, Inc.	1,353,900
58,100		Travelers Cos., Inc.	3,007,837
7,700	@@, L	XL Capital Ltd.	538,692
			26,270,559
		Internet: 1.6%
10,500	@	Google, Inc.	4,810,680
10,800	@, L	IAC/InterActiveCorp.	407,268
23,900	@	Liberty Media Holding Corp. — Interactive	569,298
164,300	@, L	Symantec Corp.	2,842,390

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
3,400	L	United Online, Inc.	$47,702
			8,677,338
		Iron/Steel: 0.6%
46,800		Nucor Corp.	3,048,084
1,800	L	United States Steel Corp.	178,506
			3,226,590
		Leisure Time: 0.0%
5,300		Sabre Holdings Corp.	173,575
			173,575
		Machinery — Construction & Mining: 0.2%
17,800		Caterpillar, Inc.	1,193,134
			1,193,134
		Media: 4.4%
46,100	L	CBS Corp. — Class B	1,410,199
83,200		Clear Channel Communications, Inc.	2,915,328
43,500	@	DIRECTV Group, Inc.	1,003,545
26,600	@	EchoStar Communications Corp.	1,155,238
12,600		Gannett Co., Inc.	709,254
9,300	@, L	Liberty Global, Inc.	306,249
18,400	@	Liberty Media Holding Corp.	2,034,856
11,300		McGraw-Hill Cos., Inc.	710,544
115,500		News Corp., Inc. — Class A	2,670,360
149,400		Time Warner, Inc.	2,946,168
47,900	@, L	Viacom — Class B	1,969,169
161,900		Walt Disney Co.	5,574,217
			23,405,127
		Mining: 0.9%
39,461	L	Freeport-McMoRan Copper & Gold, Inc.	2,611,924
23,900	L	Southern Copper Corp.	1,712,674
3,400		Vulcan Materials Co.	396,032
			4,720,630
		Miscellaneous Manufacturing: 4.8%
24,200	L	3M Co.	1,849,606
24,700		Danaher Corp.	1,764,815
23,200	L	Eaton Corp.	1,938,592
366,100		General Electric Co.	12,945,296
66,300		Honeywell International, Inc.	3,053,778
2,300		Illinois Tool Works, Inc.	118,680
124,900	@@, L	Tyco International Ltd.	3,940,595
			25,611,362
		Office/Business Equipment: 0.5%
161,800	@	Xerox Corp.	2,732,802
			2,732,802
		Oil & Gas: 10.6%
38,000	L	Anadarko Petroleum Corp.	1,633,240
26,900		Apache Corp.	1,901,830
149,994		Chevron Corp.	11,093,556
80,100		ConocoPhillips	5,474,835
19,000		Devon Energy Corp.	1,315,180
320,900		ExxonMobil Corp.	24,211,905
26,000		Hess Corp.	1,442,220
37,100		Marathon Oil Corp.	3,666,593
61,400		Occidental Petroleum Corp.	3,027,634
25,500	@, @@	Paramount Resources Ltd.	441,750
37,900	L	Valero Energy Corp.	2,444,171
			56,652,914
		Oil & Gas Services: 0.9%
52,200	L	Halliburton Co.	1,656,828
41,600	L	Schlumberger Ltd.	2,874,560
			4,531,388
		Pharmaceuticals: 5.1%
33,900		Abbott Laboratories	1,891,620
3,500	L	AmerisourceBergen Corp.	184,625
48,800		Bristol-Myers Squibb Co.	1,354,688
19,100		Eli Lilly & Co.	1,025,861
55,800	@	Forest Laboratories, Inc.	2,870,352
26,100	@	Medco Health Solutions, Inc.	1,893,033
140,400		Merck & Co., Inc.	6,201,468
428,900		Pfizer, Inc.	10,834,014
42,100		Schering-Plough Corp.	1,073,971
			27,329,632
		Retail: 6.9%
43,900		Best Buy Co., Inc.	2,138,808
2,129	@, L	Chipotle Mexican Grill, Inc.	122,205
19,600		Costco Wholesale Corp.	1,055,264
105,878		CVS Corp.	3,614,675
70,900	L	Federated Department Stores, Inc.	3,194,045
71,000		Gap, Inc.	1,221,910

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
101,500		Home Depot, Inc.	$3,729,110
26,200		JC Penney Co., Inc.	2,152,592
42,900	@	Kohl’s Corp.	3,286,569
50,100		Lowe’s Cos., Inc.	1,577,649
40,400		McDonald’s Corp.	1,820,020
51,300		Nordstrom, Inc.	2,715,822
12,600	@, L	Sears Holding Corp.	2,270,016
27,400	L	Target Corp.	1,623,724
66,900	L	TJX Cos., Inc.	1,803,624
53,900		Wal-Mart Stores, Inc.	2,530,605
33,800		Yum! Brands, Inc.	1,952,288
			36,808,926
		Savings & Loans: 0.5%
66,500	L	Washington Mutual, Inc.	2,685,270
			2,685,270
		Semiconductors: 2.0%
5,500	@, L	Agere Systems, Inc.	124,410
54,800	L	Analog Devices, Inc.	1,890,052
128,000		Applied Materials, Inc.	2,344,960
185,500		Intel Corp.	3,548,615
8,600	@, L	MEMC Electronic Materials, Inc.	520,988
74,500	L	Texas Instruments, Inc.	2,242,450
			10,671,475
		Software: 5.5%
29,300		Automatic Data Processing, Inc.	1,418,120
55,400	L	CA, Inc.	1,435,414
115,400		First Data Corp.	3,104,260
3,500	@	Hyperion Solutions Corp.	181,405
29,500	@, L	Intuit, Inc.	807,120
10,700		Mastercard, Inc.	1,136,768
543,800		Microsoft Corp.	15,155,704
241,800	@	Oracle Corp.	4,383,834
40,700	L	Paychex, Inc.	1,541,309
			29,163,934
		Telecommunications: 7.6%
29,800		Alltel Corp.	1,847,600
233,906		AT&T, Inc.	9,222,914
349,000	@	Cisco Systems, Inc.	8,909,970
286,700		Motorola, Inc.	5,065,989
78,500		Qualcomm, Inc.	3,348,810
168,300	@, L	Qwest Communications International, Inc.	1,513,017
229,587		Sprint Nextel Corp.	4,352,970
159,200		Verizon Communications, Inc.	6,036,864
			40,298,134
		Toys/Games/Hobbies: 0.0%
4,600		Mattel, Inc.	126,822
			126,822
		Transportation: 0.3%
2,900		Laidlaw International, Inc.	100,340
1,000	@, L	Swift Transportation Co., Inc.	31,160
20,900	L	United Parcel Service, Inc.	1,465,090
			1,596,590
		Total Common Stock
		(Cost $482,695,003)	526,585,441

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.7%
		U.S. Government Agency Obligations: 0.9%
$5,194,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$5,192,629
		Total U.S. Government Agency Obligations
		(Cost $5,192,629)		5,192,629
		Securities Lending Collateralcc: 10.8%
57,508,592		The Bank of New York Institutional Cash Reserves Fund		57,508,592
		Total Securities Lending Collateral
		(Cost $57,508,592)		57,508,592
		Total Short-Term Investments
		(Cost $62,701,221)		62,701,221
		Total Investments in Securities (Cost $545,396,224)*	110.4%	$589,286,662
		Other Assets and Liabilities — Net	(10.4)	(55,733,826)
		Net Assets	100.0%	$533,552,836
	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2007 (Unaudited) (continued)

@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

*	Cost for federal income tax purposes is $549,497,827 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$47,277,593
	Gross Unrealized Depreciation	(7,488,758)
	Net Unrealized Appreciation	$39,788,835

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited)

	Notional Amount	Value
OPTIONS PURCHASED: 0.8%
Positions in Purchased Fixed Income Options
Call Option CME
90-Day Eurodollar Future 06/07
Strike @ $95.25-Exp 06/18/07	1,035 Contracts	$12,937
Put Option CME
90-Day Eurodollar Future 06/07
Strike @ $91.25-Exp 06/18/07	2,850 Contracts	—
Put Option CME
90-Day Eurodollar Future 09/07
Strike @ $91.25-Exp 09/17/07	613 Contracts	—
Put Option CME
90-Day Eurodollar Future 09/07
Strike @ $91.50-Exp 09/17/07	1,427 Contracts	—
Put Option CME
90-Day Eurodollar Future 12/07
Strike @ $92.25-Exp 12/17/07	2,026 Contracts	—
Call Option CME
90-Day Eurodollar Future 03/08
Strike @ $95.25-Exp 03/17/08	620 Contracts	476,625
Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $91.50-Exp 03/17/08	560 Contracts	—
Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $91.75-Exp 03/17/08	420 Contracts	105
Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $92.75-Exp 03/17/08	4,582 Contracts	12,600
Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $93-Exp 03/17/08	600 Contracts	3,300
Positions in Purchased Currency Options
Call Option OTC - JPMorgan Chase
USD vs JPY
Strike @ 104-Exp 03/17/10	$2,100,000	106,907
Put Option OTC - JPMorgan Chase
USD vs JPY
Strike @ 104-Exp 03/17/10	2,100,000	81,367
Call Option OTC - Citibank
USD vs JPY
Strike @ 121-Exp 01/18/08	6,300,000	33,718
Call Option OTC - Credit Suisse
USD vs JPY
Strike @ 104-Exp 03/17/10	11,400,000	580,351
Put Option OTC - Credit Suisse
USD vs JPY
Strike @ 104-Exp 03/17/10	11,400,000	441,704
Positions in Purchased Interest Rate Swap Options
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.250%-Exp 06/07/07	68,000,000	434,520
Call Swaption OTC - Citibank N.A., London
6 Month GBP-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 06/15/07	GBP 27,700,000	54

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Notional Amount		Value
Call Swaption OTC - JPMorgan Chase Bank, N.A.
6 Month GBP-LIBOR - Fund Pays Floating
Strike @ 5.0625%-Exp 06/15/07	14,000,000		375
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.500%-Exp 06/29/07		$96,100,000	1,054,025
Call Swaption OTC - Citibank N.A., London
6 Month EUR-EURIBOR - Fund Pays Floating
Strike @ 3.960%-Exp 07/02/07	EUR	133,200,000	17,260
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.900%-Exp 08/08/07		$80,200,000	94,336
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 08/08/07	935,500,000		1,501,159
Call Swaption OTC - The Royal Bank of Scotland PLC
6 Month GBP-LIBOR - Fund Pays Floating
Strike @ 5.1835%-Exp 09/14/07	GBP	104,700,000	71,024
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.900%-Exp 10/25/07		$49,900,000	246,022
Call Swaption OTC - Lehman Brothers Special Financing Inc.
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 12/20/07	71,900,000		483,553
Call Swaption OTC - Barclay’s Bank PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 02/01/08	46,800,000		116,782
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 02/01/08	46,800,000		336,104
Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 03/31/08	978,600,000		5,261,277
Put Swaption OTC - Lehman Brothers
3 Month USD-LIBOR - Fund Receives Floating
Strike @ 5.200%-Exp 01/25/10	68,900,000		520,969
Call Swaption OTC - Lehman Brothers
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.200%-Exp 01/25/10	68,900,000		715,121
Total Options Purchased
(Cost $13,780,428)			12,602,195

	Principal Amount			Value
CORPORATE BONDS/NOTES: 21.0%
			Aerospace/Defense: 0.1%
$1,500,000		C	Goodrich Corp., 6.290%, due 07/01/16	$1,576,482
				1,576,482
			Agriculture: 0.1%
	1,200,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	1,282,597
				1,282,597
			Airlines: 0.1%
	1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,599,406
	158,717	C, I	United Air Lines, Inc., 9.350%, due 04/07/16	65,173
				1,664,579
			Auto Manufacturers: 0.7%
	3,000,000	C	DaimlerChrysler NA Holding Corp., 5.690%, due 03/13/09	3,006,873
	1,800,000		DaimlerChrysler NA Holding Corp., 5.820%, due 09/10/07	1,802,984
	3,700,000		Ford Motor Co., 8.360%, due 11/29/13	3,723,588
JPY	400,000,000	@@	Toyota Credit Canada, Inc., 0.560%, due 05/24/07	3,393,309
				11,926,754
			Banks: 11.3%
	$3,400,000		Abbey National Treasury Services PLC, 5.270%, due 07/02/08	3,401,299
	9,700,000		Bank of America NA, 5.360%, due 02/27/09	9,704,734

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Banks (continued)
	$6,100,000	@@	Bank of Ireland, 5.375%, due 12/19/08	$6,104,642
	1,700,000		Banque Nationale de Paris, 5.260%, due 07/03/08	1,699,014
	5,700,000		Banque Nationale de Paris, 5.263%, due 05/28/08	5,701,932
	15,800,000		Barclays Bank PLC, 5.281%, due 03/17/08	15,797,946
	7,500,000		Calyon New York, 5.340%, due 01/16/09	7,503,750
	6,000,000		Countrywide Bank NA, 5.320%, due 04/25/07	5,999,921
	8,000,000		Dexia Credit Local, 5.270%, due 09/29/08	8,002,256
	1,600,000	@@	DnB NORBank ASA, 5.402%, due 02/25/08	1,600,562
	7,600,000		Fortis Bank SA, 5.265%, due 06/30/08	7,602,470
	8,000,000		Fortis Bank SA, 5.300%, due 09/30/08	7,998,784
	2,000,000	@@, #, L	Glitnir Banki HF, 5.830%, due 01/18/12	2,015,488
	8,300,000		Nordea Bank Finland PLC, 5.298%, due 05/28/08	8,304,739
DKK	13,400,000	@@	Nykredit Realkredit A/S, 4.832%, due 10/01/38	2,379,580
DKK	38,400,000	@@	Nykredit Realkredit A/S, 4.833%, due 10/01/38	6,788,113
DKK	52,200,000	@@	Realkredit Danmark A/S, 4.510%, due 10/01/38	9,237,327
	$1,500,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,495,259
	7,400,000		Royal Bank of Scotland, 5.260%, due 07/03/08	7,395,708
	16,000,000		Royal Bank of Scotland, 5.265%, due 03/26/08	15,997,744
	7,100,000		Skandinav Enskilda Bank, 5.272%, due 07/06/07	7,101,285
	7,600,000		Societe Generale, 5.269%, due 06/30/08	7,602,926
	16,000,000		Societe Generale, 5.270%, due 03/26/08	16,000,032
	6,800,000	@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	6,804,114
	3,400,000	@@, #	VTB Capital (VNESHTORGBK), 5.960%, due 08/01/08	3,405,950
	7,100,000		Wachovia Bank NA - Old, 5.360%, due 02/23/09	7,097,224
	600,000		Wachovia Bank NA - Old, 5.406%, due 03/23/09	600,231
				183,343,030
			Building Materials: 0.3%
	4,100,000	@@, #, C	C8 Capital SPV Ltd., 6.700%, due 12/31/49	4,064,994
				4,064,994
			Chemicals: 0.2%
	376,000	I	SigmaKalon Group BV, 5.722%, due 06/30/12	503,031
	900,000	I	SigmaKalon Group BV, 6.222%, due 09/19/12	1,213,730
	836,809	I	SigmaKalon Group BV, 6.972%, due 09/19/13	1,132,161
				2,848,922
			Diversified Financial Services: 3.1%
JPY	572,000,000		Citigroup, Inc., 0.800%, due 10/30/08	4,849,884
	$900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	917,361
	4,200,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	3,909,213
	1,000,000		Ford Motor Credit Co., 7.250%, due 10/25/11	972,827
JPY	24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	202,841
	$26,900,000		General Electric Capital Corp., 5.360%, due 10/24/08	26,912,320
	2,800,000		Lehman Brothers Holdings, Inc., 5.370%, due 11/24/08	2,800,762
	1,400,000		Lehman Brothers Holdings, Inc., 5.450%, due 10/22/08	1,401,893
	6,800,000		Merrill Lynch & Co., Inc., 5.400%, due 10/23/08	6,801,102
	600,000	C	Morgan Stanley, 5.300%, due 03/01/13	600,000
	500,000		Morgan Stanley, 5.470%, due 02/09/09	500,658
				49,868,861
			Electric: 0.6%
	1,000,000	C, S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	980,386
	2,781,202	C, S	Midwest Generation, LLC, 8.300%, due 07/02/09	2,857,978
	2,800,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	2,884,000
	3,600,000	#, C, L	TXU Electric Delivery Co., Discount Note, due 09/16/08	3,600,954
	200,000	#, C	TXU Energy Co., LLC, 5.850%, due 09/16/08	200,067
				10,523,385
			Environmental Control: 0.1%
	1,000,000	L	Browning-Ferris Industries, Inc., 6.375%, due 01/15/08	1,007,500
				1,007,500
			Food: 0.1%
	987,525		Roundy’s, Inc., 8.070%, due 10/27/11	996,660
	2,475		Roundy’s, Inc., 8.110%, due 10/27/11	2,498
				999,158
			Forest Products & Paper: 0.2%
	1,000,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	977,500
	87,646		Kappa-Jefferson Corp., 6.112%, due 11/29/13	118,147
	119,273		Kappa-Jefferson Corp., 6.118%, due 11/29/13	160,782
	46,907		Kappa-Jefferson Corp., 6.150%, due 11/29/13	63,231
	231,919		Kappa-Jefferson Corp., 6.186%, due 11/29/13	312,631
	178,909		Kappa-Jefferson Corp., 6.234%, due 11/29/13	241,172
	435,346		Kappa-Jefferson Corp., 6.335%, due 11/29/13	586,853
	67,021		Kappa-Jefferson Corp., 6.612%, due 11/29/13	90,573
	67,532		Kappa-Jefferson Corp., 6.650%, due 11/29/13	91,265
	231,919		Kappa-Jefferson Corp., 6.686%, due 11/29/14	313,422
	178,909		Kappa-Jefferson Corp., 6.734%, due 11/29/13	241,783
	119,273		Kappa-Jefferson Corp., 6.757%, due 11/29/13	161,189
	435,346		Kappa-Jefferson Corp., 6.835%, due 11/29/14	588,339
				3,946,887
			Healthcare — Services: 0.6%
	7,182,000		HCA, Inc., 7.614%, due 11/14/13	7,249,970

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Healthcare — Services (continued)
$2,100,000		I	Healt Management Associates, Inc., 7.070%, due 01/16/14	$2,109,188
				9,359,158
			Holding Companies — Diversified: 0.2%
1,150,000			Nordic Telephone Co. APS, 6.079%, due 11/30/13	1,553,504
1,150,000			Nordic Telephone Co. APS, 6.579%, due 11/30/14	1,557,406
				3,110,910
			Home Builders: 0.3%
5,000,000		C	Lennar Corp., 5.950%, due 10/17/11	4,997,105
				4,997,105
			Investment Companies: 0.2%
1,300,000		I	Wind Acquisitions, Discount Note, due 06/17/13	1,749,353
1,300,000		I	Wind Acquisitions, Discount Note, due 06/17/14	1,753,148
—		#, C	Yankee Acquisition Corp., 8.500%, due 02/15/15	—
				3,502,501
			Media: 0.8%
1,000,000			Charter Communications Holdings II, LLC, 7.985%, due 04/25/13	999,938
200,000		C, W	Echostar DBS Corp., 5.750%, due 10/01/08	200,750
2,000,000		C	Echostar DBS Corp., 6.375%, due 10/01/11	2,017,500
927,500			UPC Broadband Holding BV, 5.507%, due 03/31/13	1,245,575
1,050,000			UPC Broadband Holding BV, 6.103%, due 12/31/13	1,410,176
6,400,000			Viacom, Inc., 5.590%, due 05/29/07	6,400,000
				12,273,939
			Multi-National: 0.8%
JPY	1,579,000,000	@@	European Investment Bank, 2.125%, due 09/20/07	13,493,094
				13,493,094
			Oil & Gas: 0.3%
$500,000		@@, C, S	Conoco Funding Co., 6.350%, due 10/15/11	525,710
150,000		C	El Paso Production Holding Co., 7.750%, due 06/01/13	157,500
350,000			Pemex Project Funding Master Trust, 5.890%, due 03/30/18	444,325
1,400,000			Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,549,800
2,200,000			Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,744,500
				5,421,835
			Packaging & Containers: 0.1%
2,200,000		#, C, L	Sealed Air Corp., 5.625%, due 07/15/13	2,209,291
				2,209,291
			Pipelines: 0.2%
875,000		C, L	El Paso Corp., 7.750%, due 01/15/32	971,250
925,000		C, S	El Paso Corp., 7.800%, due 08/01/31	1,026,750
1,300,000		#, S	Williams Cos., Inc., 6.375%, due 10/01/10	1,324,375
				3,322,375
			Real Estate Investment Trusts: 0.3%
5,000,000			iStar Financial, Inc., 5.800%, due 03/15/11	5,067,670
				5,067,670
			Telecommunications: 0.3%
450,000		C, L	AT&T Corp., 7.300%, due 11/15/11	488,980
1,900,000		C, S	AT&T, Inc., 4.125%, due 09/15/09	1,858,305
200,000		C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	205,750
600,000		C, L	Qwest Communications International, Inc., 7.500%, due 02/15/14	621,000
950,000		C	Qwest Corp., 8.875%, due 03/15/12	1,054,500
				4,228,535
			Total Corporate Bonds/Notes
			(Cost $336,808,122)	340,039,562
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.6%
			Federal Home Loan Bank: 0.8%
12,900,000		C	5.500%, due 03/02/09	12,900,000
				12,900,000
			Federal Home Loan Mortgage Corporation: 8.5%
2,624,268		C	3.500%, due 05/15/19	2,605,598
274,995		C	3.500%, due 07/15/32	264,595
977,033		C	4.000%, due 06/15/22	965,320
13,758,727			4.500%, due 07/01/14	13,423,384
6,963,379		C	4.500%, due 02/15/20	6,850,550
5,535,199		C	4.500%, due 05/15/24	5,476,809
7,609,138		C	4.500%, due 12/15/27	7,511,658
4,797,212		C	4.650%, due 10/15/19	4,730,519
18,056,869			4.707%, due 06/01/35	18,328,061
630,122		C	5.000%, due 09/15/16	627,260
18,371,233		C	5.000%, due 12/15/23	18,302,117
4,756,348		C	5.000%, due 03/15/26	4,735,411
6,019,470		C	5.000%, due 05/15/26	5,995,657
916,460			5.000%, due 08/01/35	886,893
1,344,898			5.000%, due 09/01/35	1,301,509
8,700,000		C	5.040%, due 11/15/26	8,661,426
7,364,925			5.340%, due 09/01/35	7,375,174
187,042		S	5.500%, due 07/01/07	186,947
2,641,106			5.500%, due 09/01/19	2,650,622
1,233,215			5.500%, due 03/01/23	1,230,207

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$2,500,000	W	5.500%, due 04/01/33	$2,474,220
7,586,791		5.500%, due 05/01/35	7,517,319
115,885	C	5.670%, due 12/15/29	116,431
187,043		5.912%, due 11/01/31	190,481
1,603,039		6.000%, due 01/01/22	1,633,100
2,096,152		6.000%, due 03/01/22	2,133,401
4,898,772		6.000%, due 10/01/22	4,985,823
2,492,174	C	6.083%, due 10/25/44	2,514,088
54,508		6.500%, due 07/01/19	56,385
1,132,558	C	6.590%, due 02/25/43	1,158,900
67,489	S	7.140%, due 06/01/24	69,395
2,277,276	S	7.430%, due 01/01/29	2,313,124
97,961	C	8.250%, due 08/15/21	97,824
			137,370,208
		Federal National Mortgage Association: 70.2%
9,899,189		3.849%, due 10/01/33	9,894,172
5,071,740		4.000%, due 09/01/13	4,935,935
7,632,597		4.000%, due 07/01/15	7,428,220
10,548,136		4.190%, due 11/01/34	10,498,280
119,087		4.500%, due 05/01/13	117,293
132,000		4.500%, due 07/01/13	130,011
9,361,949		4.500%, due 04/25/16	9,242,977
3,424,251	S	4.612%, due 08/01/35	3,431,832
3,811,167		4.637%, due 10/01/35	3,810,773
7,257,363		4.657%, due 10/01/35	7,257,758
449,931		4.690%, due 04/25/17	443,123
3,600,651		4.723%, due 10/01/35	3,626,536
6,857,029		4.740%, due 07/01/35	6,799,379
2,944,036		4.852%, due 02/01/34	2,943,017
4,046,074	S	4.983%, due 09/01/34	4,006,636
2,597,417		5.000%, due 11/01/12	2,593,014
191,003		5.000%, due 05/01/18	188,927
907,664		5.000%, due 12/01/18	897,802
42,559		5.000%, due 01/01/19	42,096
580,204		5.000%, due 02/01/19	573,718
143,217		5.000%, due 07/01/19	141,499
4,100,000	C, S	5.000%, due 07/29/19	4,061,952
489,369		5.000%, due 08/01/19	483,498
693,927		5.000%, due 10/01/19	685,603
677,916		5.000%, due 11/01/19	669,784
2,375,395		5.000%, due 12/01/19	2,346,899
799,696		5.000%, due 02/01/20	789,175
447,654		5.000%, due 04/01/20	441,764
20,059,986		5.000%, due 08/01/20	19,796,067
1,253,838		5.000%, due 09/01/20	1,237,342
7,348,657		5.000%, due 10/01/20	7,251,975
3,364,401		5.000%, due 11/01/20	3,320,137
56,000,000	W	5.000%, due 04/15/21	55,230,000
416,657		5.000%, due 07/01/35	403,090
1,648,106		5.000%, due 08/01/35	1,594,443
1,876,213	S	5.000%, due 08/01/35	1,815,122
749,604		5.000%, due 08/01/35	725,196
147,742		5.000%, due 09/01/35	142,931
36,883,811		5.000%, due 02/01/36	35,682,852
76,577,973		5.000%, due 03/01/36	74,084,542
126,555		5.500%, due 01/01/14	127,365
104,306		5.500%, due 12/01/14	105,016
22,635		5.500%, due 06/01/16	22,773
192,674		5.500%, due 03/01/17	193,682
171,098		5.500%, due 01/01/18	171,994
1,833,646		5.500%, due 06/01/23	1,829,088
150,513		5.500%, due 01/01/32	149,346
525,445		5.500%, due 10/01/32	521,371
1,243,680		5.500%, due 01/01/33	1,234,000
8,145,329		5.500%, due 02/01/33	8,081,207
18,101		5.500%, due 04/01/33	17,958
6,293,205	S	5.500%, due 05/01/33	6,243,603
1,551,306		5.500%, due 10/01/33	1,539,079
1,068,552		5.500%, due 11/01/33	1,060,130
1,152,334		5.500%, due 12/01/33	1,143,251
4,773,431	S	5.500%, due 12/01/33	4,735,807
3,365,500		5.500%, due 12/01/33	3,338,973
1,270,402		5.500%, due 01/01/34	1,259,932
5,284,511	S	5.500%, due 09/01/34	5,239,796
6,625,904		5.500%, due 09/01/34	6,569,839
981,233		5.500%, due 11/01/34	972,930
1,696,556	S	5.500%, due 11/01/34	1,682,201
1,524,524		5.500%, due 11/01/34	1,511,624

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$1,404,136	S	5.500%, due 11/01/34	$1,392,255
1,794,043		5.500%, due 12/01/34	1,778,862
3,676,395		5.500%, due 01/01/35	3,644,551
15,648,598		5.500%, due 02/01/35	15,514,724
29,667,923	S	5.500%, due 02/01/35	29,416,888
5,109,213		5.500%, due 02/01/35	5,065,819
5,966,151		5.500%, due 03/01/35	5,912,753
1,277,429	S	5.500%, due 03/01/35	1,266,620
10,459,741		5.500%, due 03/01/35	10,369,360
4,148,901		5.500%, due 04/01/35	4,113,132
906,939		5.500%, due 05/01/35	898,662
9,982,396		5.500%, due 06/01/35	9,891,295
10,743,016		5.500%, due 07/01/35	10,644,974
1,497,973	S	5.500%, due 07/01/35	1,484,302
4,008,110		5.500%, due 07/01/35	3,972,062
28,721,384		5.500%, due 08/01/35	28,459,266
378,393		5.500%, due 09/01/35	374,940
1,785,922	S	5.500%, due 09/01/35	1,769,623
5,382,819		5.500%, due 09/01/35	5,333,695
30,976,506	S	5.500%, due 09/01/35	30,693,808
458,705		5.500%, due 10/01/35	454,518
357,563		5.500%, due 01/01/36	354,299
38,038		5.500%, due 02/01/36	37,653
1,780,053		5.500%, due 04/01/36	1,762,043
193,100,000		5.500%, due 04/15/36	191,108,753
987,180		5.500%, due 05/01/36	977,192
120,130		5.500%, due 06/01/36	118,915
2,603,695		5.520%, due 02/01/24	2,597,223
118,068		5.623%, due 05/01/36	119,391
354,729		5.820%, due 03/25/17	358,324
4,985,745	S	6.000%, due 06/01/22	5,071,334
561,435		6.000%, due 09/01/22	571,073
574,123		6.000%, due 10/01/22	583,979
1,141,134	S	6.000%, due 01/01/23	1,160,724
379,500,000		6.000%, due 04/01/34	382,346,250
1,812,516		6.083%, due 10/01/44	1,833,187
513,563		6.132%, due 08/01/42	522,011
702,117		6.133%, due 08/01/42	710,774
463,723		6.220%, due 04/25/32	473,947
916,102		6.320%, due 12/01/36	928,067
9,073		6.500%, due 11/01/15	9,304
128,113		6.500%, due 09/01/16	131,361
68,719		6.500%, due 02/01/17	70,444
12,064		6.500%, due 03/01/17	12,363
148,529		6.500%, due 04/01/17	152,205
1,044		6.500%, due 06/01/29	1,077
32,000,000		6.500%, due 04/01/31	32,649,984
3,742,763		6.500%, due 06/17/38	3,887,295
			1,138,517,616
		Government National Mortgage Association: 0.1%
516,271		5.375%, due 01/20/27	520,608
332,954		5.375%, due 05/20/29	335,656
286,851		5.375%, due 04/20/30	290,413
535,705		5.750%, due 08/20/27	542,026
608,105		6.125%, due 10/20/29	614,833
			2,303,536
		Total U.S. Government Agency Obligations
		(Cost $1,294,777,740)	1,291,091,360
U.S. TREASURY OBLIGATIONS: 2.3%
		Treasury Inflation Indexed Protected Securities: 2.3%
27,600,000	L	0.875%, due 04/15/10	28,523,304
7,400,000	L	2.000%, due 07/15/14	7,871,926

		Total U.S. Treasury Obligations
		(Cost $35,917,184)	36,395,230
ASSET-BACKED SECURITIES: 4.0%
		Automobile Asset-Backed Securities: 0.3%
3,140,506	C	Capital One Auto Finance Trust, 5.360%, due 12/14/07	3,140,016
1,653,494	C	Nissan Auto Lease Trust, 5.350%, due 12/14/07	1,653,494
			4,793,510
		Credit Card Asset-Backed Securities: 0.5%
1,800,000	C	American Express Credit Account Master Trust, 5.320%, due 01/18/11	1,798,984
2,500,000	C	American Express Credit Account Master Trust, 5.430%, due 11/16/09	2,501,743
4,500,000	C	Citibank Credit Card Issuance Trust, 5.460%, due 01/15/10	4,507,331
			8,808,058

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Home Equity Asset-Backed Securities: 0.8%
$513,803	C	ACE Securities Corp., Discount Note, due 12/25/35	$514,187
440,034	C, S	ACE Securities Corp., 5.430%, due 10/25/35	440,349
93,173	C, S	Advanta Mortgage Loan Trust, 5.700%, due 11/25/29	93,255
1,761,430	C	Argent Securities, Inc., 5.370%, due 10/25/36	1,760,881
269,649	C	Basic Asset-Backed Securities Trust, Discount Note, due 04/25/36	269,839
267,654	C	MASTR Asset-Backed Securities Trust, Discount Note, due 10/25/36	267,821
4,261,088	C	MASTR Asset-Backed Securities Trust, 5.370%, due 11/25/36	4,259,089
1,162,157	C	New Century Home Equity Loan Trust, 5.580%, due 06/25/35	1,157,719
2,619,493	C	Option One Mortgage Loan Trust, 5.370%, due 01/25/37	2,620,920
299,571	C	Renaissance Home Equity Loan Trust, 5.760%, due 08/25/33	300,251
463,654	C	Securitized Asset-Backed Receivables, LLC Trust, Discount Note, due 11/25/36	463,868
			12,148,179
		Other Asset-Backed Securities: 2.4%
2,338,230	C	Bear Stearns Asset-Backed Securities, Inc., 5.430%, due 11/25/36	2,337,501
7,994,341	C	Bear Stearns Asset-Backed Securities, Inc., 5.370%, due 10/25/36	7,935,090
1,251,007	C	Bear Stearns Asset-Backed Securities, Inc., 5.400%, due 10/25/36	1,250,616
362,296	C	Citigroup Mortgage Loan Trust, Inc., Discount Note, due 11/25/36	362,522
4,155,344	C	Countrywide Asset-Backed Certificates, 5.370%, due 05/25/37	4,175,329
440,387	C	Credit-Based Asset Servicing and Securitization, LLC, Discount Note, due 11/25/36	440,627
440,282	C	First Franklin Mortgage Loan Asset-Backed Certificates, Discount Note, due 11/25/36	440,525
1,621,612	C	GSAMP Trust, 5.390%, due 12/25/36	1,622,204
443,306	C	Indymac Residential Asset-Backed Trust, Discount Note, due 04/25/37	443,328
4,828,826	C	Lehman XS Trust, 5.390%, due 05/25/46	4,827,319
3,630,866	C	Lehman XS Trust, 5.400%, due 07/25/46	3,629,733
420,875	C	Morgan Stanley Capital I, Discount Note, due 10/25/36	421,080
2,589,954	C	Securitized Asset-Backed Receivables, LLC Trust, 5.380%, due 12/25/36	2,590,890
287,244	C	Specialty Underwriting & Residential Finance, Discount Note, due 02/25/37	287,448
2,819,383	C	Specialty Underwriting & Residential Finance, 5.380%, due 01/25/38	2,817,621
5,853,028	C	Structured Asset Securities Corp., 5.370%, due 10/25/36	5,856,255
			39,438,088
		Total Asset-Backed Securities
		(Cost $65,164,000)	65,187,835
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.4%
2,530,007	C	Adjustable Rate Mortgage Trust, 4.585%, due 05/25/35	2,499,628
3,171,451	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	3,130,215
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	5,075,710
2,722,706	@@, #, C	Arran Residential Mortgages Funding PLC, 5.340%, due 04/12/36	2,722,706
4,069,469	C, S	Banc of America Funding Corp., 4.114%, due 05/25/35	4,003,059
584,894	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	555,574
1,838,047	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,815,769
331,238	C	Bear Stearns Adjustable Rate Mortgage Trust, Discount Note, due 01/25/34	333,103
13,016,125	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	12,800,703
4,254,752	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	4,215,773
2,412,632	C, S	Bear Stearns Alternative-A Trust, 5.386%, due 05/25/35	2,417,156
5,517,587	C	Bear Stearns Alternative-A Trust, 5.770%, due 11/25/36	5,570,765
3,437,604	C	Bear Stearns Alternative-A Trust, 5.790%, due 11/25/36	3,462,917
1,308,852	C	Citigroup Mortgage Loan Trust, Inc., Discount Note, due 10/25/35	1,295,358
6,518,009	C, I, ^	Countrywide Alternative Loan Trust, Discount Note, due 05/25/35	67,275
2,519,694	C	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	2,521,748
1,549,073	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.640%, due 03/25/35	1,553,113
6,071,529	#, C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.660%, due 06/25/35	6,059,959
1,057,291	C	Deutsche Alternative-A Securities, Inc., 5.400%, due 02/25/37	1,058,288
1,675,672	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.087%, due 07/19/44	1,697,845
1,160,079		Fannie Mae, 5.070%, due 01/25/17	1,153,904
542,107		Federal Housing Administration, 8.175%, due 03/01/27	550,534
69,701,937	C, I, ^	First Horizon Alternative Mortgage Securities, Discount Note, due 01/25/36	217,707
1,716,304	C	First Horizon Alternative Mortgage Securities, 4.470%, due 03/25/35	1,700,904
5,146,793	C	Freddie Mac, 6.333%, due 07/25/44	5,205,106
1,805,985	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,799,102
398,201	C	Greenpoint Mortgage Funding Trust, 5.400%, due 01/25/47	398,355
4,108,788	C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	4,068,650
90,804	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	90,126
6,590,348	C	Harborview Mortgage Loan Trust, 5.510%, due 01/19/38	6,599,875
6,457,953	C	Harborview Mortgage Loan Trust, 5.560%, due 03/19/37	6,473,754
99,424	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	103,395
923,147	C, S	Residential Accredit Loans, Inc., 5.720%, due 03/25/33	926,622
1,822,743	C	Residential Accredit Loans, Inc., 6.290%, due 09/25/45	1,836,988
719,661	C	Residential Asset Securitization Trust, 5.720%, due 05/25/33	724,841
214,850	C	Sequoia Mortgage Trust, 5.670%, due 07/20/33	215,741
7,097,445	C	SLM Student Loan Trust, 5.330%, due 07/25/13	7,095,231
5,146,629	C	Structured Asset Mortgage Investments, Inc., 5.540%, due 05/25/36	5,147,996
912,716	C	Structured Asset Mortgage Investments, Inc., 6.790%, due 03/25/32	913,355
3,872,789	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	3,855,547
7,647,979	C	Thornburg Mortgage Securities Trust, 5.420%, due 03/25/37	7,640,810
6,946,753	C	Thornburg Mortgage Securities Trust, 5.430%, due 12/25/36	6,945,926
5,884,415	#	Wachovia Bank Commercial Mortgage Trust, 5.410%, due 09/15/21	5,888,063

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$262,725		C	Washington Mutual Mortgage Pass-Through Certificates, 5.110%, due 10/25/32	$261,943
	2,864,679	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.590%, due 12/25/27	2,866,207
	1,476,365	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	1,479,425
	484,891	C	Washington Mutual Mortgage Pass-Through Certificates, 5.646%, due 02/27/34	489,968
	5,762,130	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 08/25/46	5,792,165
	374,860	C	Washington Mutual Mortgage Pass-Through Certificates, 5.900%, due 10/25/46	374,860
	260,433	C	Washington Mutual Mortgage Pass-Through Certificates, 6.283%, due 08/25/42	261,403
	296,616	C	Washington Mutual Mortgage Pass-Through Certificates, 6.383%, due 06/25/42	296,910
	1,093,585	C	Wells Fargo Mortgage-Backed Securities Trust, 3.989%, due 12/25/34	1,072,910
	5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.320%, due 07/25/35	5,798,895
	612,513	C	Wells Fargo Mortgage-Backed Securities Trust, 4.365%, due 05/25/35	607,919
	739,865	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	725,053
				152,436,854
			Total Collateralized Mortgage Obligations
			(Cost $152,335,014)	152,436,854
MUNICIPAL BONDS: 1.0%
			California: 0.1%
	1,300,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,437,020
				1,437,020
			Georgia: 0.0%
	500,000	C	State of Georgia, 6.130%, due 05/01/20	562,000
				562,000
			Illinois: 0.2%
	1,115,000	C, S	City of Chicago, 6.130%, due 01/01/35	1,217,335
	1,860,000	C, S	City of Chicago, 6.130%, due 01/01/34	2,000,579
				3,217,914
			Indiana: 0.1%
	800,000	C	IPS Multi-School Building Corp., 5.000%, due 07/15/25	857,304
				857,304
			Louisiana: 0.1%
	870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	928,986
				928,986
			New York: 0.1%
	1,150,000	C	New York City Municipal Water Finance Authority, 6.143%, due 06/15/38	1,266,587
				1,266,587
			Ohio: 0.0%
	300,000	C	Kettering City School District, 5.000%, due 12/01/30	322,483
				322,483
			Texas: 0.2%
	1,557,500	C	Lower Colorado River Authority, 6.130%, due 05/15/33	1,700,759
	2,300,000	C	State of Texas, 4.750%, due 04/01/35	2,350,692
				4,051,451
			Virginia: 0.1%
	2,300,000	C	Tobacco Settlement Financing Corp., 5.625%, due 06/01/37	2,447,430
				2,447,430
			Wisconsin: 0.1%
	865,000	C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	939,580
				939,580
			Total Municipal Bonds
			(Cost $15,032,971)	16,030,755
OTHER BONDS: 3.0%
			Foreign Government Bonds: 3.0%
EUR	3,900,000	@@	Bundesrepublik Deutschland, 4.250%, due 01/04/14	5,273,594
EUR	21,800,000	@@	Bundesrepublik Deutschland, 4.250%, due 07/04/14	29,500,634
	$2,400,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	2,339,906
BRL	3,800,000	@@, L	Federative Republic of Brazil, 10.250%, due 01/10/28	1,840,011
JPY	300,000,000	@@	Italy Government International Bond, 3.800%, due 03/27/08	2,621,609
EUR	500,000	@@	Italy Government International Bond, 5.000%, due 05/01/08	674,543
JPY	340,000,000	@@	Japan Bank for International Cooperation, 0.350%, due 03/19/08	2,879,045
	$1,000,000	@@	Mexico Government International Bond, Discount Note, due 06/30/07	145
	1,634,000	@@, S, L	Panama Government International Bond, 6.700%, due 01/26/36	1,704,262
	750,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	959,250
	180,000	@@	South Africa Government International Bond, 6.500%, due 06/02/14	192,150
	975,000	@@	South Africa Government International Bond, 9.125%, due 05/19/09	1,050,563
	100,000	@@	Ukraine Government International Bond, 6.875%, due 03/04/11	103,910
	200,000	@@, L	Ukraine Government International Bond, 7.650%, due 06/11/13	217,200

			Total Other Bonds
			(Cost $48,302,299)	49,356,822

			Total Long-Term Investments
			(Cost $1,962,117,758)	1,963,140,613
SHORT-TERM INVESTMENTS: 22.2%
			Commercial Paper: 18.4%
	37,800,000		Abbey National, 5.180%, due 06/01/07	37,465,659

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Commercial Paper (continued)
$37,900,000		Bank of America, 5.240%, due 07/20/07		$37,297,769
1,000,000		Bank of America, 5.240%, due 07/23/07		983,680
39,700,000		Bank of Ireland, 5.090%, due 05/01/07		39,526,643
39,600,000		BNP Paribas, 5.410%, due 04/02/07		39,588,098
38,700,000		Danske Bank A/S, 5.260%, due 04/11/07		38,637,918
1,600,000		Fannie Mae Discount Notes, 4.890%, due 04/25/07		1,594,586
44,500,000		Rabobank, 5.400%, due 04/02/07		44,486,650
4,000,000	@@, #	Santander US Debt SA Unipersonal, 5.360%, due 09/21/07		4,002,904
6,700,000		Societe General, 5.170%, due 05/04/07		6,667,436
400,000		UBS Finance, 5.070%, due 04/20/07		398,876
600,000		UBS Finance, 5.120%, due 06/05/07		594,420
8,300,000		UBS Finance, 5.130%, due 06/08/07		8,219,242
38,600,000		UBS Finance, 5.190%, due 05/15/07		38,351,409

		Total Commercial Paper
		(Cost $297,815,290)		297,815,290

		U.S. Government Agency Obligations: 0.7%
3,200,000		Freddie Mac, 4.820%, due 04/16/07		3,193,160
4,300,000		Freddie Mac, 5.050%, due 04/23/07		4,286,178
4,100,000		Freddie Mac, 5.140%, due 04/05/07		4,097,073

		Total U.S. Government Agency Obligations
		(Cost $11,576,411)		11,576,411

		U.S. Treasury Bills: 0.5%
350,000		4.770%, due 05/31/07		347,195
7,875,000		4.800%, due 06/14/07		7,797,069

		Total U.S. Treasury Bills
		(Cost $8,144,264)		8,144,264

		Securities Lending Collateralcc: 2.6%
42,328,751		The Bank of New York Institutional Cash Reserves Fund		42,328,751

		Total Securities Lending Collateral
		(Cost $42,328,751)		42,328,751

		Total Short-Term Investments
		(Cost $359,864,716)		359,864,716
		Total Investments in Securities (Cost $2,308,202,046)*	143.3%	$ 2,323,005,329
		Other Assets and Liabilities — Net	(43.3)	(701,604,897)
		Net Assets	100.0%	$ 1,621,400,432

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	^	Interest Only (IO) Security
	BRL	Brazilian Real
	DKK	Danish Krone
	EUR	EU Euro
	JPY	Japanese Yen
	*	Cost for federal income tax purposes is $2,323,402,051.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,868,750
		Gross Unrealized Depreciation		(10,265,472)
		Net Unrealized Depreciation		$(396,722)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Open Futures Contracts on March 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/(Depreciation)

Long Contracts
90-Day Eurodollar	1,391	329,440,963	06/18/07	$(50,424)
90-Day Eurodollar	870	206,896,875	12/17/07	51,228
90-Day Eurodollar	3,585	853,902,188	03/17/08	1,534,251
90-Day Eurodollar	5,360	1,277,623,000	06/16/08	(89,136)
Euro-Bobl 5-Year Note	1,057	152,748,848	06/07/07	(905,261)
Euro-Bund 10-Year Note	315	48,357,312	06/07/07	(373,298)
Japan 10-Year Bond	3	3,415,224	06/11/07	(3,827)
U.S. Treasury 10-Year Note	234	25,301,250	06/20/07	(80,438)
				$83,095
Short Contracts
U.S. Treasury 2-Year Note	1,493	(305,901,696)	06/29/07	$(330,361)
U.S. Treasury Long Bond	197	(21,916,250)	06/20/07	335,516
				$5,155

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)

Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)%	07/25/45	USD	1,000,000	$32,500
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1 Index	Buy	(0.540)%	07/25/45	USD	2,600,000	84,500
Morgan Stanley Capital Services Inc.	Allstate Corporation (The) 6.125% due 02/15/12	Buy	(0.260)%	12/20/08	USD	1,800,000	(5,935)
Lehman Brothers Special Financing Inc.	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	USD	7,600,000	(949)
JPMorgan Chase Bank, N.A., New York	American International Group Convertible Zero Coupon due 11/09/31	Sell	0.050%	12/20/07	USD	6,800,000	(730)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51	Buy	(2.300)%	01/08/51	USD	2,600,000	129,350
JPMorgan Chase Bank, N.A.	Capital One Financial Corporation 8.750% due 02/01/07	Buy	(1.350)%	12/20/08	USD	100,000	(2,018)
ABN AMRO Bank N.V., London	Carnival Corporation 6.150% due 04/15/08	Buy	(0.480)%	12/20/08	USD	100,000	(706)
Lehman Brothers Special Financing Inc.	Costco Wholesale Corporation 5.500% due 03/15/07	Buy	(0.240)%	12/20/08	USD	300,000	(906)
Lehman Brothers Special Financing Inc.	Dow Jones CDX NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	3,975,000	29,775
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index (10-15% Tranche)	Buy	(0.1425)%	12/20/12	USD	20,200,000	25,302
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.4575%	12/20/15	USD	14,500,000	(64,513)
Deutsche Bank AG	Dow Jones CDX.NA.IG.7 Index	Buy	(0.400)%	12/20/11	USD	30,800,000	37,189
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.7 Index	Buy	(0.650)%	12/20/16	USD	25,400,000	213,386
Citibank N.A., New York	Eaton Corporation 5.750% due 07/15/12	Buy	(0.280)%	12/20/08	USD	1,400,000	(5,085)
Barclays Bank PLC, London	Eli Lilly & Co Inc 6.000% due 03/15/12	Buy	(0.160)%	12/20/08	USD	1,500,000	(3,353)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625% due 10/15/12	Buy	(0.210)%	12/20/08	USD	1,100,000	(2,651)
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625% due 04/01/11	Buy	(0.410)%	12/20/08	USD	300,000	(1,493)
Barclays Bank PLC, London	Fedex Corporation 7.250% due 02/15/11	Buy	(0.290)%	12/20/08	USD	1,100,000	(3,052)
JPMorgan Chase Bank, N.A., New York	Ford Motor Credit Company 7.000% due 10/01/13	Sell	4.750%	06/20/07	USD	2,000,000	19,420
Lehman Brothers Special Financing Inc.	Ford Motor Credit Company 7.000% due 10/01/13	Sell	2.500%	09/20/07	USD	800,000	6,550
Morgan Stanley Capital Services Inc.	Ford Motor Credit Company 7.000% due 10/01/13	Sell	3.750%	06/20/07	USD	1,000,000	7,439
UBS AG, London	Ford Motor Credit Company 7.000% due 10/01/13	Sell	3.600%	06/20/07	USD	500,000	3,549
JPMorgan Chase Bank, N.A.	Furlong CDO, Series 2006-1A, Class A3, Floating Rate Bond 10/11/46	Buy	(2.580)%	10/11/46	USD	2,500,000	327,500
Merrill Lynch International	Gannett Co., Inc. 6.375% due 04/01/12	Buy	(0.220)%	12/20/08	USD	400,000	(605)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12	Buy	(0.365)%	03/20/12	USD	2,000,000	(8,040)
Deutsche Bank AG	Goodrich Corporation 6.290% due 07/01/16	Buy	(0.510)%	09/20/16	USD	1,600,000	(12,038)
Credit Suisse First Boston Intl.	Goodrich Corporation 7.625% due 12/15/12	Buy	(0.900)%	12/20/08	USD	300,000	(4,169)
Lehman Brothers Special Financing Inc.	Goodrich Corporation 7.625% due 12/15/12	Buy	(0.970)%	12/20/08	USD	600,000	(9,040)
Merrill Lynch International	Ingersoll-Rand Company 6.480% due 06/01/25	Buy	(0.320)%	12/20/08	USD	800,000	(2,905)
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond 08/04/46	Buy	(1.950)%	08/04/46	USD	5,000,000	383,500
Barclays Bank PLC	iStar Financial Inc. 5.800% due 03/15/11	Buy	(0.365)%	03/20/11	USD	5,000,000	17,568
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)%	12/20/16	EUR	13,000,000	(8,088)
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)%	12/20/16	EUR	12,000,000	(14,121)
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)%	12/20/16	EUR	200,000	(198)
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110)%	12/20/08	USD	1,500,000	(2,637)
Deutsche Bank AG	Lennar Corporation 5.950% due 10/17/11	Buy	(0.660)%	12/20/11	USD	5,000,000	89,552
Credit Suisse First Boston Intl.	Lockheed Martin Corporation 8.200% due 12/01/09	Buy	(0.440)%	12/20/08	USD	300,000	(2,077)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corporation 8.200% due 12/01/09	Buy	(0.530)%	12/20/08	USD	600,000	(5,057)
Lehman Brothers Special Financing Inc.	Masco Corporation 5.875% 07/15/12	Buy	(0.300)%	12/20/08	USD	700,000	(16)
Credit Suisse International	Midori CDO LTD, Series 2006-1A, Class C, Floating Rate, 02/15/47	Buy	(2.310)%	02/15/47	USD	5,000,000	391,700
Lehman Brothers Special Financing Inc.	Northrop Grumman Corporation 7.125% 02/15/11	Buy	(0.480)%	12/20/08	USD	600,000	(4,656)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125% due 06/01/09	Buy	(0.290)%	12/20/08	USD	100,000	(296)
Lehman Brothers Special Financing Inc.	RadioShack Corporation 7.375% 05/15/11	Buy	(0.350)%	12/20/08	USD	700,000	778
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	USD	700,000	24
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.260)%	09/20/10	USD	100,000	(3,181)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.110)%	10/20/10	USD	500,000	(13,403)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.200)%	10/20/10	USD	300,000	(8,907)
JPMorgan Chase Bank, N.A.	Russian Federation 2.250% Step due 03/31/30	Sell	0.770%	05/20/07	USD	100,000	89
Deutsche Bank AG	Russian Federation 5.000% Step due 03/31/30	Sell	0.260%	12/20/07	USD	1,900,000	248
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step due 03/31/30	Sell	0.260%	12/20/07	USD	1,000,000	131
Morgan Stanley Capital Services Inc.	Sealed Air Corporation 144A 5.625% due 07/15/13	Buy	(0.580)%	09/20/13	USD	2,200,000	(22,499)
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375% due 04/01/06*	Buy	(0.120)%	12/20/08	USD	1,500,000	(768)
Merrill Lynch International	Topanga CDO, Ltd. 2006-2A Floating Rate due 12/10/46	Buy	(2.030)%	12/10/46	USD	2,200,000	173,360
Barclays Bank PLC	Ukraine Government 7.650% due 06/11/13	Sell	0.710%	12/20/08	USD	600,000	1,454
Deutsche Bank AG	Ukraine Government 7.650% due 06/11/13	Sell	0.720%	12/20/08	USD	400,000	1,035
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550% due 05/01/13	Buy	(0.150)%	12/20/08	USD	300,000	(520)
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875% due 08/10/09	Buy	(0.140)%	12/20/08	USD	200,000	(313)
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875% due 08/10/09	Buy	(0.140)%	12/20/08	USD	2,300,000	(3,601)
Barclays Bank PLC, London	Walt Disney Company (The) 6.375% due 03/01/12	Buy	(0.670)%	12/20/08	USD	900,000	(9,445)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375% due 03/01/12	Buy	(0.530)%	12/20/08	USD	300,000	(2,445)
Lehman Brothers Special Financing Inc.	Whirlpool Corporation 8.600% due 05/01/10	Buy	(0.290)%	12/20/08	USD	700,000	(1,078)
							$1,744,405

*In the event of a default, if this bond is no longer available, an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	06/20/09	USD	169,200,000	$(18,801)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	06/20/09	USD	115,400,000	359,919
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	01/15/10	AUD	112,700,000	(120,653)
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citibank N.A., London	01/15/10	AUD	57,850,000	(65,566)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	92,200,000	(279,919)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	4,200,000	10,514
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/20/14	USD	12,000,000	(39,600)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	06/20/14	USD	30,000,000	381,301
Receive a floating rate base on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	06/20/12	USD	64,800,000	(163,597)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/20/37	USD	18,300,000	20,001
Receive a fixed rate equal to 1.000% and pay a floating rate based on 6-month JPY-LIBOR Counterparty: UBS AG	09/18/08	JPY	9,200,000,000	72,136
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	30,300,000	(297,137)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	1,300,000	2,956
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC	03/15/12	EUR	5,100,000	5,538
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	1,400,000	—
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	—
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	(36,083)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	12/15/11	EUR	115,400,000	325,297
Receive a fixed rate equal to 7.25% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	(155,997)
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	06/20/37	USD	27,800,000	(1,038,247)
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	06/18/09	USD	170,500,000	832,163
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2% Counterparty: Goldman Sachs Capital Markets, L.P.	06/15/12	JPY	100,000	(1)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007 (continued):

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	12/15/35	GBP	8,200,000	$205,177
Receive a fixed rate equal to 4.5% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/27	CAD	3,000,000	(78,841)
Receive a fixed rate equal to 6% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Morgan Stanley Capital Services, Inc.	06/18/34	EUR	16,100,000	399,262
Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	EUR	1,500,000	35,213
Receive a fixed rate equal to 2.09% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	172,232
Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	(76,494)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	21,100,000	807,735
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	USD	29,500,000	(800,386)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2% Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	JPY	468,000,000	(14,143)
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/20/37	USD	34,200,000	(902,740)
Receive a fixed rate equal to 4.5% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Royal Bank of Canada	06/15/27	CAD	7,100,000	(178,933)
Receive a fixed rate equal to 8.86% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	133,854
Receive a fixed rate equal to 8.72% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	41,200,000	72,671
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Deutsche Bank AG	06/20/17	USD	28,100,000	629,075
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	13,200,000	829,632
Receive a fixed rate equal to 8.17% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN	20,100,000	41,044
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Citibank N.A., New York	06/20/17	USD	14,600,000	307,754
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: The Royal Bank of Scotland PLC	06/20/17	USD	38,800,000	319,697
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5% Counterparty: Lehman Brothers Special Financing Inc.	06/20/17	USD	5,200,000	119,179
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	1,800,000	94,298
Receive a fixed rate equal to 8.72% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN	103,200,000	253,520
Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG	09/15/15	GBP	7,700,000	(444,821)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4% Counterparty: Barclays Bank PLC, London	12/15/14	EUR	15,500,000	82,388
Receive a fixed rate equal to 5% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	38,100,000	(576,681)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4% Counterparty: Deutsche Bank AG	12/15/14	EUR	61,400,000	292,056
				$1,515,972

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Outstanding on March 31, 2007:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT U.S. Treasury 10-Year Note Future 06/07	USD	110.000	5/25/07	538	$174,627	$(92,471)
Call Option CME 90-Day Eurodollar Future 06/08	USD	95.750	6/15/07	1035	462,386	(122,906)
Call Option Eurex Euro-Bund 10-Year Note Future 06/07	EUR	117.500	5/24/07	69	23,646	(3,687)
Put Option Eurex Euro-Bund 10-Year Note Future 06/07	EUR	114.500	5/24/07	69	21,827	(37,791)
					$682,486	$(256,855)

Interest Rate/Credit Default Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	10,300,000	$128,235	$(104,429)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	31,300,000	452,207	(470,764)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/07	USD	29,000,000	294,930	(482,995)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/07	USD	41,800,000	420,717	(1,144,735)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	168,400,000	888,310	(1,051,567)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	13,400,000	155,440	(79,105)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	21,700,000	199,770	(232,209)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	20,300,000	243,600	(291,945)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	425,500,000	5,610,028	(4,667,654)
Call - OTC Interest Rate Swap	Citibank N.A., London	6-month EUR-EURIBOR	Receive	4.100%	07/02/07	EUR	56,700,000	716,955	(134,518)
Call - OTC Interest Rate Swap	Citibank N.A., London	6-month GBP-LIBOR	Receive	4.850%	06/15/07	GBP	7,900,000	145,589	(1,563)
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/07	GBP	4,000,000	60,536	(791)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	6-month GBP-LIBOR	Receive	4.850%	09/14/07	GBP	29,900,000	598,274	(58,744)
								$9,914,591	$(8,721,019)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited)

Shares		Value
PREFERRED STOCK: 0.2%
	Mining: 0.1%
8,000	Freeport-McMoRan Copper & Gold, Inc.	$855,280
		855,280
	Oil & Gas: 0.1%
8,000	Chesapeake Energy Corp.	798,640
		798,640
	Total Preferred Stock
	(Cost $1,599,352)	1,653,920

Principal Amount			Value
CONVERTIBLE BONDS: 0.8%
		Banks: 0.3%
$600,000	@@, #	Deutsche Bank AG, 0.960%, due 07/25/08	$592,500
550,000	@@, #, C, X	Deutsche Bank AG, 1.800%, due 05/29/09	523,765
1,200,000	@@	Deutsche Bank AG, 2.000%, due 10/07/09	1,101,840
500,000	@@, #	Deutsche Bank AG, 5.660%, due 07/14/08	465,800
			2,683,905
		Diversified Financial Services: 0.1%
550,000		Lehman Brothers Holdings, Inc., 1.383%, due 06/15/09	666,050
			666,050
		Electric: 0.3%
1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	2,166,000
			2,166,000
		Oil & Gas: 0.1%
500,000	C	Chesapeake Energy Corp., 2.750%, due 11/15/35	523,125
			523,125
		Total Convertible Bonds
		(Cost $5,722,197)	6,039,080
CORPORATE BONDS/NOTES: 93.7%
		Advertising: 1.1%
375,000	C, L	R.H. Donnelley Corp., 6.875%, due 01/15/13	366,563
7,150,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	7,632,625
			7,999,188
		Aerospace/Defense: 1.4%
1,400,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	1,477,000
1,280,612	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,262,738
1,600,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	1,672,000
3,325,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	3,312,531
1,800,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,863,000
1,100,000	#, C	TransDigm, Inc., 7.750%, due 07/15/14	1,141,250
			10,728,519
		Agriculture: 0.9%
2,775,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	2,966,006
3,175,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	3,441,725
			6,407,731
		Airlines: 0.2%
378,902		Continental Airlines, Inc., 7.373%, due 12/15/15	381,033
255,952	L	United Air Lines, Inc., 6.071%, due 03/01/13	257,699
571,767		United Air Lines, Inc., 6.201%, due 09/01/08	576,413
520,633	L	United Air Lines, Inc., 6.602%, due 09/01/13	528,117
			1,743,262
		Apparel: 0.7%
5,200,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	4,927,000
			4,927,000
		Auto Manufacturers: 1.8%
5,250,000	L	Ford Motor Co., 7.450%, due 07/16/31	4,088,438
2,500,000		Ford Motor Co., 8.360%, due 11/29/13	2,515,938
800,000	C	General Motors Corp., 8.100%, due 06/15/24	710,000
5,600,000	C, L	General Motors Corp., 8.250%, due 07/15/23	5,068,000
1,000,000		General Motors Corp., 8.800%, due 03/01/21	967,500
			13,349,876
		Auto Parts & Equipment: 2.4%
3,200,000	C, L	ArvinMeritor, Inc., 8.750%, due 03/01/12	3,320,000
1,250,000	C, L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	1,171,875
3,000,000		Goodyear Tire & Rubber Co., 8.140%, due 04/01/10	3,028,749
2,650,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	2,921,625
122,000	C	Meritor Automotive, Inc., 6.800%, due 02/15/09	122,915
1,400,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	1,466,500
3,200,000	C	Tenneco, Inc., 10.250%, due 07/15/13	3,504,000
700,000	#, C, L	TRW Automotive, Inc., 7.000%, due 03/15/14	689,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Auto Parts & Equipment (continued)
$1,500,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	$1,477,500
			17,702,664
		Banks: 0.2%
325,000	@@, #	Deutsche Bank AG, 4.270%, due 09/29/08	305,110
1,375,000	I	Sand Ridge, Discount Note, due 04/01/15	1,376,509
			1,681,619
		Building Materials: 0.2%
1,900,000	@@, #, C	C8 Capital SPV Ltd., 6.700%, due 12/31/49	1,883,778
			1,883,778
		Chemicals: 3.1%
300,000		Arco Chemical, Co., 10.250%, due 11/01/10	334,500
1,225,000	C	Chemtura Corp., 6.875%, due 06/01/16	1,191,313
1,375,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	1,454,063
6,575,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	6,328,438
1,825,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,920,813
725,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	779,375
3,500,000	C	Nalco Co., 7.750%, due 11/15/11	3,605,000
800,000	C, L	Nalco Co., 8.875%, due 11/15/13	854,000
2,500,000	C	PQ Corp., 7.500%, due 02/15/13	2,537,500
2,500,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,550,000
954,315	I	SigmaKalon Group BV, 5.722%, due 06/30/12	1,276,729
			22,831,731
		Coal: 0.3%
2,000,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	2,045,000
			2,045,000
		Commercial Services: 2.1%
4,600,000	#, C	Aramark Corp., 8.500%, due 02/01/15	4,807,000
2,950,000	C	Corrections Corp. of America, 6.750%, due 01/31/14	3,016,375
166,667		Hertz Corp., 5.350%, due 12/21/12	168,151
876,712		Hertz Corp., 7.070%, due 12/21/12	884,520
56,621		Hertz Corp., 7.090%, due 12/21/12	57,126
4,325,000	C	Hertz Corp., 8.875%, due 01/01/14	4,681,813
1,725,000	C	Service Corp. International, 7.625%, due 10/01/18	1,832,813
			15,447,798
		Computers: 0.6%
4,000,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,310,000
			4,310,000
		Distribution/Wholesale: 1.4%
1,800,000	C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,809,000
1,500,000	C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,522,500
2,155,000	C	VWR International, Inc., 6.875%, due 04/15/12	2,187,325
4,795,000	C, L	VWR International, Inc., 8.000%, due 04/15/14	5,022,763
			10,541,588
		Diversified Financial Services: 9.0%
4,340,149	C	AES Ironwood, LLC, 8.857%, due 11/30/25	4,904,369
660,512	C	AES Red Oak, LLC, 8.540%, due 11/30/19	721,610
1,500,000	I	Amadeus Halde, 8.114%, due 04/08/13	1,513,907
1,500,000	I	Amadeus Halde, 8.614%, due 04/08/14	1,520,000
3,000,000	C, S	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	3,422,760
3,100,000	@@, C, S	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,247,250
4,000,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	3,723,060
16,855,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	16,590,998
225,000		Ford Motor Credit Co., 8.000%, due 12/15/16	216,862
5,600,000		Ford Motor Credit Co., 8.625%, due 11/01/10	5,719,263
1,000,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	984,539
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,492,695
1,500,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	1,508,595
3,900,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	4,193,011
4,000,000	#, C	Idearc, Inc., 8.000%, due 11/15/16	4,135,000
4,075,000	C	KRATON Polymers, LLC, 8.125%, due 01/15/14	4,100,469
1,350,000	#, C	NSG Holdings, LLC, 7.750%, due 12/15/25	1,417,500
2,800,000	#, C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	2,891,000
3,725,000	C, L	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,860,031
			67,162,919
		Electric: 7.2%
5,300,000	#, C, S	AES Corp., 8.750%, due 05/15/13	5,671,000
1,575,000	C, L	CMS Energy Corp., 6.875%, due 12/15/15	1,649,813
1,200,000	C	Edison Mission Energy, 7.750%, due 06/15/16	1,257,000
2,253,961	C	Midwest Generation, LLC, 8.560%, due 01/02/16	2,466,678
4,000,000	C, S	Midwest Generation, LLC, 8.750%, due 05/01/34	4,360,000
4,150,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	4,264,125
6,500,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	6,695,000
1,050,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	1,080,188
4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,340,000
857,143		Reliant Energy, Inc., 5.187%, due 12/01/10	864,308
4,550,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	4,828,688
1,142,857		Reliant Energy, Inc., 7.695%, due 12/01/10	1,152,410
3,350,000	C, L	Reliant Energy, Inc., 9.250%, due 07/15/10	3,546,813

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Electric (continued)
$3,255,000		C	Sierra Pacific Resources, 6.750%, due 08/15/17	$3,338,982
	500,000	C	Sierra Pacific Resources, 7.803%, due 06/15/12	531,617
	2,000,000	C, L	Sierra Pacific Resources, 8.625%, due 03/15/14	2,173,460
	1,929,552	#, C, S, I, L	South Point Energy Center, LLC, 8.400%, due 05/30/12	1,888,308
	850,000	C	TECO Energy, Inc., 6.750%, due 05/01/15	897,813
	2,547,142	#, C, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,576,098
				53,582,301
			Electrical Components & Equipment: 0.6%
	1,750,000	@@	Legrand, 8.500%, due 02/15/25	2,065,000
	2,200,000	C, L	Superior Essex Communications, LLC, 9.000%, due 04/15/12	2,282,500
				4,347,500
			Electronics: 1.3%
	1,475,000	@@, C, L	Celestica, Inc., 7.625%, due 07/01/13	1,386,500
	850,000	@@, C	Celestica, Inc., 7.875%, due 07/01/11	826,625
	2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,919,000
	2,850,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	2,693,250
	1,625,000	@@, C, L	Solectron Global Finance Ltd., 8.000%, due 03/15/16	1,629,063
				9,454,438
			Energy — Alternate Sources: 0.1%
	852,273	I	Headwaters, Inc., 7.320%, due 04/30/11	856,534
				856,534
			Engineering & Construction: 0.3%
	976,180	I	Grupo Ferrovial SA, 6.000%, due 04/07/11	1,942,023
				1,942,023
			Entertainment: 1.0%
	3,617,000	#, C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,657,691
	1,475,000	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	1,430,750
	2,375,000	C, S	Herbst Gaming, Inc., 8.125%, due 06/01/12	2,410,625
				7,499,066
			Environmental Control: 1.2%
	4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	4,090,000
	5,000,000	C, S, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	5,125,000
				9,215,000
			Food: 1.7%
	3,300,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	3,262,819
	1,500,000		Albertsons, LLC, 7.750%, due 06/15/26	1,526,589
	600,000		American Stores Co., 8.000%, due 06/01/26	646,456
	2,000,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	2,413,042
	3,150,000	C, L	Ingles Markets, Inc., 8.875%, due 12/01/11	3,291,750
	1,575,000	C	Pilgrim’s Pride Corp., 7.625%, due 05/01/15	1,578,938
	400,000	C	Pilgrim’s Pride Corp., 8.375%, due 05/01/17	395,000
				13,114,594
			Forest Products & Paper: 3.4%
	1,700,000	@@, C, S, L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	1,606,500
	600,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	610,500
	2,000,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,955,000
	150,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	150,750
	1,500,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,511,250
	2,000,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	1,920,000
	3,050,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	2,958,500
	7,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	7,600,250
	1,050,000		Kappa-Jefferson Corp., 7.735%, due 11/29/13	1,060,679
	1,050,000		Kappa-Jefferson Corp., 8.235%, due 11/29/14	1,060,679
	500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	512,500
	4,150,000	#, C, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	4,336,750
				25,283,358
			Healthcare — Products: 1.5%
	3,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,903,500
	2,400,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,436,000
	5,215,000	C, L	Rotech Healthcare, Inc., 9.500%, due 04/01/12	5,188,925
				11,528,425
			Healthcare — Services: 5.6%
	5,890,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	5,985,713
	3,475,000	C, S	HCA, Inc., 6.750%, due 07/15/13	3,214,375
	5,300,000	C, L	HCA, Inc., 7.190%, due 11/15/15	4,701,386
	340,000		HCA, Inc., 7.580%, due 09/15/25	288,688
	2,000,000		HCA, Inc., 7.614%, due 11/14/13	2,018,928
	1,900,000		HCA, Inc., 7.690%, due 06/15/25	1,647,374
	2,750,000	#, C	HCA, Inc., 8.360%, due 11/15/16	2,976,875
	7,190,000	#, C	HCA, Inc., 9.250%, due 11/15/16	7,774,188
	2,985,000		Healthsouth Corp., 8.620%, due 02/02/13	3,008,009
	5,730,000	C, S, L	Tenet Healthcare Corp., 7.375%, due 02/01/13	5,350,388
	4,650,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	4,876,688
				41,842,612
			Holding Companies — Diversified: 1.0%
	275,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	281,875
	2,960,000	@@, C, L	JSG Funding PLC, 9.625%, due 10/01/12	3,159,800
EUR	1,150,000	@@, C	JSG Funding PLC, 10.125%, due 10/01/12	1,664,880

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Holding Companies — Diversified (continued)
$850,000			Nordic Telephone Co. APS, 6.079%, due 11/30/13	$1,148,242
850,000			Nordic Telephone Co. APS, 6.579%, due 11/30/14	1,151,126
				7,405,923
			Household Products/Wares: 0.0%
1,000		C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	805
				805
			Investment Companies: 0.7%
1,100,000		I	Weather Investment, Discount Note, due 06/17/12	1,472,919
600,000		I	Wind Acquisitions, Discount Note, due 06/17/13	807,394
600,000		I	Wind Acquisitions, Discount Note, due 06/17/14	809,145
1,850,000		#, C	Yankee Acquisition Corp., 8.500%, due 02/15/15	1,882,375
				4,971,833
			Leisure Time: 0.3%
2,200,000		@@, L	Royal Caribbean Cruises Ltd., 7.250%, due 03/15/18	2,250,763
				2,250,763
			Lodging: 3.2%
1,775,000		C, S, L	Boyd Gaming Corp., 7.125%, due 02/01/16	1,748,375
1,725,000		C	Gaylord Entertainment Co., 8.000%, due 11/15/13	1,774,594
6,225,000		C	MGM Mirage, 6.625%, due 07/15/15	6,007,125
1,050,000		C	MGM Mirage, 6.875%, due 04/01/16	1,026,375
300,000		C, L	Mirage Resorts, Inc., 7.250%, due 08/01/17	303,000
200,000		C	Station Casinos, Inc., 6.000%, due 04/01/12	194,750
250,000		C	Station Casinos, Inc., 6.500%, due 02/01/14	231,250
2,630,000		C	Station Casinos, Inc., 6.875%, due 03/01/16	2,422,888
2,975,000		C	Station Casinos, Inc., 7.750%, due 08/15/16	3,067,969
7,000,000		C, S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	6,965,000
				23,741,326
			Media: 6.8%
2,290,000		@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	2,381,600
10,000,000		C, S	CCO Holdings, LLC, 8.750%, due 11/15/13	10,400,000
3,500,000			Charter Communications Holdings II, LLC, 7.985%, due 04/25/13	3,499,783
1,275,000		C	CSC Holdings, Inc., 6.750%, due 04/15/12	1,271,813
2,600,000			CSC Holdings, Inc., 7.625%, due 04/01/11	2,678,000
4,225,000		C	Dex Media West, LLC, 9.875%, due 08/15/13	4,631,656
—		C	DirecTV Holdings, LLC, 8.375%, due 03/15/13	—
1,900,000		C	Echostar DBS Corp., 6.625%, due 10/01/14	1,916,625
1,025,000		C	Echostar DBS Corp., 7.000%, due 10/01/13	1,060,875
6,640,000		C	Echostar DBS Corp., 7.125%, due 02/01/16	6,889,000
EUR	3,935,000	@@, #, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	5,723,068
$1,000,000			Primedia, Inc., 7.570%, due 09/30/13	1,000,573
1,200,000		C	Primedia, Inc., 8.000%, due 05/15/13	1,248,000
725,000		@@, C	Rogers Cable, Inc., 6.750%, due 03/15/15	754,000
1,900,000		@@, C	Rogers Cable, Inc., 8.750%, due 05/01/32	2,356,000
1,175,000		@@, #, C	Unity Media GmbH, 10.375%, due 02/15/15	1,251,375
EUR	1,125,000	@@, C	UPC Holding BV, 7.750%, due 01/15/14	1,536,639
EUR	1,625,000	@@, C, L	UPC Holding BV, 8.625%, due 01/15/14	2,284,712
				50,883,719
			Mining: 0.8%
$1,000,000		C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,078,750
3,300,000		C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,576,375
1,065,000		@@, C	Novelis, Inc., 7.250%, due 02/15/15	1,131,563
				5,786,688
			Miscellaneous Manufacturing: 1.2%
2,800,000		L	Bombardier, Inc., 7.250%, due 11/15/16	3,918,033
1,450,000		@@, #, C	Bombardier, Inc., 8.000%, due 11/15/14	1,508,000
1,225,011			Eastman Kodak Co., 7.570%, due 10/14/12	1,228,992
125,000			Eastman Kodak Co., 7.570%, due 10/18/12	125,406
1,960,000		C	Trinity Industries, Inc., 6.500%, due 03/15/14	1,950,200
				8,730,631
			Office/Business Equipment: 0.4%
2,880,000		C, L	Xerox Capital Trust I, 8.000%, due 02/01/27	2,952,000
				2,952,000
			Oil & Gas: 3.7%
1,500,000		C	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,500,000
450,000		C	Chesapeake Energy Corp., 6.625%, due 01/15/16	455,625
3,025,000		C	Chesapeake Energy Corp., 6.875%, due 01/15/16	3,077,938
2,500,000		C, L	Chesapeake Energy Corp., 7.000%, due 08/15/14	2,587,500
6,125,000		C, S	El Paso Production Holding Co., 7.750%, due 06/01/13	6,431,250
2,500,000		I	Farrell Gas, 8.780%, due 08/01/07	2,519,019
1,800,000		C	Newfield Exploration Co., 6.625%, due 09/01/14	1,809,000
2,950,000		C	Newfield Exploration Co., 6.625%, due 04/15/16	2,964,750
2,775,000		@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	2,899,875
350,000		C	Plains Exploration & Production Co., 7.000%, due 03/15/17	353,500
950,000		C	Pogo Producing Co., 7.875%, due 05/01/13	961,875
400,000		@@, #	TNK-BP Finance SA, 6.625%, due 03/20/17	398,000
500,000		@@	TNK-BP Finance SA, 7.500%, due 07/18/16	529,000
1,200,000		@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,269,000
				27,756,332

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas Services: 0.6%
$225,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	$232,875
300,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	314,250
950,000	#, C	Complete Production Services, Inc., 8.000%, due 12/15/16	978,500
706,000	C	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	723,650
1,818,000	C	Hanover Equipment Trust, 8.500%, due 09/01/08	1,836,180
500,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	522,500
			4,607,955
		Packaging & Containers: 1.9%
3,525,000	C, L	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	3,683,625
1,149,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,154,745
1,450,000	@@, C	Norampac, Inc., 6.750%, due 06/01/13	1,440,938
2,750,000	C, L	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	2,736,250
2,320,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	2,453,400
600,000	#, C	Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	589,500
2,000,000	C	Stone Container Corp., 8.375%, due 07/01/12	2,015,000
			14,073,458
		Pipelines: 5.7%
450,000	C	Colorado Interstate Gas Co., 6.800%, due 11/15/15	480,817
1,500,000	C	Dynegy Holdings, Inc., 7.125%, due 05/15/18	1,447,500
1,550,000		Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,619,750
1,600,000	C, L	El Paso Corp., 7.750%, due 01/15/32	1,776,000
1,100,000	C, L	El Paso Corp., 7.800%, due 08/01/31	1,221,000
1,500,000	L	El Paso Corp., 8.050%, due 10/15/30	1,710,000
—		El Paso Corp., 10.750%, due 10/01/10	—
803,000		El Paso Natural Gas Co., 8.625%, due 01/15/22	978,546
3,000,000	C, S	Roseton/Danskammer, 7.270%, due 11/08/10	3,069,375
2,825,000	C	Roseton/Danskammer, 7.670%, due 11/08/16	2,996,266
3,925,000	#, C, L	SemGroup LP, 8.750%, due 11/15/15	4,003,500
4,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	4,200,000
450,000		Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	504,220
4,460,000	C, L	Williams Cos., Inc., 7.500%, due 01/15/31	4,749,900
5,450,000	C, L	Williams Cos., Inc., 7.625%, due 07/15/19	5,954,125
6,350,000	C, S	Williams Cos., Inc., 7.875%, due 09/01/21	7,016,750
675,000	#, C	Williams Partners L.P., 7.250%, due 02/01/17	717,188
			42,444,937
		Real Estate: 0.2%
1,750,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,789,375
			1,789,375
		Real Estate Investment Trusts: 0.8%
1,400,000	C	Host Marriott LP, 6.750%, due 06/01/16	1,417,500
500,000	C	Ventas Realty LP, 6.750%, due 04/01/17	520,000
2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	2,105,000
1,000,000	C	Ventas Realty LP, 8.750%, due 05/01/09	1,065,000
800,000	C	Ventas Realty LP, 9.000%, due 05/01/12	904,000
			6,011,500
		Retail: 2.8%
2,700,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,720,250
5,360,000	C	Amerigas Partners LP, 7.250%, due 05/20/15	5,440,400
3,575,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	3,856,531
2,615,000	C, L	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	2,575,775
3,000,000	C, S	Ferrellgas Partners LP, 8.750%, due 06/15/12	3,127,500
3,000,000	C, S	Suburban Propane Partners LP, 6.875%, due 12/15/13	2,970,000
			20,690,456
		Semiconductors: 1.7%
4,475,000	#, C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	4,502,969
2,550,000	#, C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	2,543,625
4,050,000	@@, C	Sensata Technologies BV, 8.250%, due 05/01/14	4,044,938
2,000,000	I	Spansion, Inc., 8.360%, due 10/30/12	2,016,666
			13,108,198
		Software: 0.5%
1,000,000	I	Riverdeep Interatactive Learn, 8.096%, due 11/28/13	1,008,839
2,450,000	C	UGS Corp. — Old, 10.000%, due 06/01/12	2,691,938
			3,700,777
		Telecommunications: 11.6%
507,000	C	American Cellular Corp., 10.000%, due 08/01/11	539,321
3,500,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,648,750
4,300,000	C, S, L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	4,418,250
2,150,000	#, C	Citizens Communications Co., 7.125%, due 03/15/19	2,139,250
500,000		Citizens Communications Co., 7.450%, due 07/01/35	468,750
750,000	#, C	Citizens Communications Co., 7.875%, due 01/15/27	770,625
2,675,000	C	Citizens Communications Co., 9.000%, due 08/15/31	2,942,500
1,986,667		Hawaiian Telcom Communications, Inc., 7.620%, due 10/31/12	1,998,928
1,800,000	C, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,872,000
1,714,000	C	Insight Midwest LP, 9.750%, due 10/01/09	1,746,137
2,700,000	@@, #, C, S	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	3,003,750
500,000	#, C, S	Intelsat Corp., 9.000%, due 06/15/16	553,125
275,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	288,063

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications (continued)
$4,475,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15		$4,810,625
800,000	@@, #	Mobile Telesystems Finance SA, 8.000%, due 01/28/12		848,000
800,000		Mobile Telesystems Finance SA, 8.375%, due 10/14/10		851,224
4,400,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15		4,555,100
3,600,000	@@, #, C, L	Nordic Telephone Co. APS, 8.875%, due 05/01/16		3,870,000
1,425,000	@@, #, C, L	Nortel Networks Ltd., 10.125%, due 07/15/13		1,571,063
825,000	@@, #, C	Nortel Networks Ltd., 10.750%, due 07/15/16		919,875
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30		1,108,250
3,000,000	@@, C, L	NTL Cable PLC, 9.125%, due 08/15/16		3,180,000
11,275,000	C, L	Qwest Communications International, Inc., 7.500%, due 02/15/14		11,669,625
1,000,000	C, L	Qwest Corp., 7.200%, due 11/10/26		1,017,500
4,200,000	C, L	Qwest Corp., 7.500%, due 06/15/23		4,289,250
10,250,000	C, L	Qwest Corp., 8.875%, due 03/15/12		11,377,500
3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10		4,054,500
5,175,000	C, S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14		5,563,125
1,200,000	@@, #, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15		1,380,000
501,221	I	Wind Acquisition Finance SA, 12.610%, due 12/21/11		518,764
500,000	C	Windstream Corp., 8.625%, due 08/01/16		549,375
				86,523,225
		Transportation: 0.5%
1,743,000	C	Horizon Lines, LLC, 9.000%, due 11/01/12		1,838,865
1,700,000	@@, C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12		1,836,000
				3,674,865
		Total Corporate Bonds/Notes
		(Cost $678,852,841)		698,533,290

		Total Long-Term Investments
		(Cost $686,174,390)		706,226,290
SHORT-TERM INVESTMENTS: 20.8%
		Commercial Paper: 4.0%
9,500,000		HBOS Treasury Services, 5.170%, due 04/24/07		9,467,370
20,600,000		Rabobank, 5.400%, due 04/02/07		20,593,819
		Total Commercial Paper
		(Cost $30,061,189)		30,061,189
		U.S. Government Agency Obligations: 0.1%
700,000		Federal Home Loan Bank, 5.000%, due 04/02/07		699,806
		Total U.S. Government Agency Obligations
		(Cost $699,806)		699,806
		Securities Lending Collateralcc: 16.7%
124,570,413		The Bank of New York Institutional Cash Reserves Fund		124,570,413
		Total Securities Lending Collateral
		(Cost $124,570,413)		124,570,413
		Total Short-Term Investments
		(Cost $155,331,408)		155,331,408
		Total Investments in Securities
		(Cost $841,505,798)*	115.6%	$861,557,698
		Other Assets and Liabilities — Net	(15.6)	(116,305,970)
		Net Assets	100.0%	$745,251,728

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	EUR	EU Euro
	*	Cost for federal income tax purposes is $841,980,718.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,822,536
		Gross Unrealized Depreciation		(3,245,556)
		Net Unrealized Appreciation		$19,576,980

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
Credit Suisse International	Abitibi-Consolidated 8.375%, 04/01/15	Sell	0.650%	03/20/08	USD	2,000,000	$(13,232)
JPMorgan Chase Bank, N.A.	Abitibi-Consolidated 8.375%, 04/01/15	Sell	1.500%	06/20/07	USD	500,000	345
Merrill Lynch International	AES Corp. 8.750%, 06/15/08	Sell	0.950%	06/20/07	USD	2,000,000	2,206
Merrill Lynch International	AES Corp. 8.750%, 06/15/08	Sell	0.950%	06/20/07	USD	1,200,000	1,324
Lehman Brothers Special Financing Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.110%	06/20/12	USD	1,000,000	478
Morgan Stanley Capital Services Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.110%	06/20/12	USD	1,500,000	718
Lehman Brothers Special Financing Inc.	Dow Jones CDX NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	14,200,000	(332,259)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.900%	02/20/12	USD	4,000,000	15,650
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.600%	06/20/07	USD	4,000,000	10,225
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	0.700%	06/20/07	USD	1,500,000	768
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.450%	12/20/08	USD	4,000,000	(39,818)
Citibank N.A., New York	Freescale Semiconductor, Inc. 8.875%, 12/15/14	Sell	3.500%	06/20/12	USD	500,000	6,168
JPMorgan Chase Bank, N.A.	Gazprom Multiple Obligations	Sell	0.770%	02/20/12	USD	3,000,000	(520)
Morgan Stanley Capital Services Inc.	Gazprom Multiple Obligations	Sell	1.050%	04/20/11	USD	3,000,000	41,188
Citibank N.A., New York	GMAC LLC 6.875%, 08/28/12	Sell	1.050%	03/20/12	USD	5,000,000	(161,387)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.025%	03/20/12	USD	5,000,000	(166,324)
HSBC Bank USA, N.A.	Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.000%	04/20/08	USD	2,000,000	—
Citibank N.A., New York	Nortel Networks Corp. 4.25%, 09/01/08	Sell	2.400%	06/20/12	USD	1,000,000	(812)
Barclays Bank PLC, London	OJSC Russian Agricultural Bank/RSHB Capital SA Multiple Obligations	Sell	0.760%	02/20/09	USD	2,000,000	4,809
Barclays Bank PLC, London	OJSC Russian Agricultural Bank/RSHB Capital SA Multiple Obligations	Sell	0.740%	03/20/09	USD	1,500,000	1,238
Deutsche Bank AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.440%	06/20/07	USD	2,000,000	1,300
Credit Suisse International	Solectron Global Fin Ltd. 8.000%, 03/15/16	Sell	3.100%	03/20/12	USD	1,500,000	(43,158)
The Royal Bank of Scotland PLC	The Republic of Indonesia 6.750%, 03/10/14	Sell	1.100%	03/20/12	USD	2,000,000	(3,826)
							$(674,919)

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007:

	TERMINATION DATE	NOTIONAL PRINCIPAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	12/19/08	USD	2,500,000	$1,239
				$1,239

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Advertising: 1.1%
14,255		Omnicom Group	$1,459,427
			1,459,427
		Aerospace/Defense: 2.6%
20,590		General Dynamics Corp.	1,573,076
27,182		United Technologies Corp.	1,766,830
			3,339,906
		Airlines: 0.7%
63,126		Southwest Airlines Co.	927,952
			927,952
		Apparel: 0.2%
7,297		Liz Claiborne, Inc.	312,676
			312,676
		Auto Manufacturers: 2.5%
101,767	@	Ford Motor Co.	802,942
33,189		Paccar, Inc.	2,436,073
			3,239,015
		Auto Parts & Equipment: 1.5%
20,437		Johnson Controls, Inc.	1,933,749
			1,933,749
		Banks: 8.7%
21,196		Bank of America Corp.	1,081,420
6,256		Compass Bancshares, Inc.	430,413
16,432		First Horizon National Corp.	682,421
46,421		National City Corp.	1,729,182
25,888		State Street Corp.	1,676,248
18,541		SunTrust Banks, Inc.	1,539,645
40,878		US Bancorp.	1,429,504
11,980		Wachovia Corp.	659,499
42,071		Wells Fargo & Co.	1,448,505
6,510		Zions Bancorp.	550,225
			11,227,062
		Beverages: 1.3%
26,581		PepsiCo, Inc.	1,689,488
			1,689,488
		Chemicals: 1.9%
7,454		Air Products & Chemicals, Inc.	551,298
17,328		Dow Chemical Co.	794,662
11,364		Ecolab, Inc.	488,652
5,749		EI DuPont de Nemours & Co.	284,173
5,120		Praxair, Inc.	322,355
			2,441,140
		Computers: 3.5%
35,932	@	Dell, Inc.	833,982
7,889	@	DST Systems, Inc.	593,253
22,063	@	EMC Corp.	305,573
44,434		Hewlett-Packard Co.	1,783,581
175,304	@	Sun Microsystems, Inc.	1,053,577
			4,569,966
		Cosmetics/Personal Care: 1.5%
22,777		Colgate-Palmolive Co.	1,521,276
9,589		Estee Lauder Cos., Inc.	468,423
			1,989,699
		Diversified Financial Services: 2.4%
14,807		American Express Co.	835,115
13,498		Federated Investors, Inc.	495,647
16,707		Merrill Lynch & Co., Inc.	1,364,461
8,511		T. Rowe Price Group, Inc.	401,634
			3,096,857
		Electric: 1.0%
10,627		Consolidated Edison, Inc.	542,615
3,436		PG&E Corp.	165,856
17,068		Southern Co.	625,542
			1,334,013
		Electrical Components & Equipment: 0.6%
18,070		Emerson Electric Co.	778,636
			778,636
		Food: 5.5%
25,465		Campbell Soup Co.	991,862
13,253		General Mills, Inc.	771,590
20,087		Hershey Co.	1,097,955
22,206		HJ Heinz Co.	1,046,347

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
10,621		Kellogg Co.	$546,238
32,700		Kraft Foods, Inc.	1,035,282
39,392		Sara Lee Corp.	666,513
26,577		Sysco Corp.	899,100
			7,054,887
		Healthcare — Products: 5.6%
24,709		Becton Dickinson & Co.	1,899,875
33,361		Biomet, Inc.	1,417,509
15,739		CR Bard, Inc.	1,251,408
17,856		Medtronic, Inc.	876,015
24,526	@	St. Jude Medical, Inc.	922,423
9,381	@	Zimmer Holdings, Inc.	801,231
			7,168,461
		Household Products/Wares: 0.2%
4,310		Clorox Co.	274,504
			274,504
		Insurance: 3.0%
38,663		Chubb Corp.	1,997,717
5,853		Hartford Financial Services Group, Inc.	559,430
9,045		Metlife, Inc.	571,192
10,610		Safeco Corp.	704,822
			3,833,161
		Machinery — Construction & Mining: 1.2%
22,226		Caterpillar, Inc.	1,489,809
			1,489,809
		Machinery — Diversified: 2.1%
19,914		Deere & Co.	2,163,457
8,053		Rockwell Automation, Inc.	482,133
			2,645,590
		Media: 5.3%
15,428		Gannett Co., Inc.	868,442
20,759		John Wiley & Sons, Inc.	783,860
52,212		McGraw-Hill Cos., Inc.	3,283,091
75,549	@@	Reed Elsevier NV	1,338,197
15,234		Walt Disney Co.	524,507
			6,798,097
		Mining: 2.5%
46,423		Alcoa, Inc.	1,573,740
29,151	@@	Rio Tinto PLC	1,664,633
			3,238,373
		Miscellaneous Manufacturing: 1.8%
10,523		3M Co.	804,273
33,717		General Electric Co.	1,192,233
4,405		Parker Hannifin Corp.	380,196
			2,376,702
		Office/Business Equipment: 1.2%
29,699	@@	Canon, Inc. ADR	1,594,242
			1,594,242
		Oil & Gas: 7.9%
18,473		Apache Corp.	1,306,041
43,213		Chevron Corp.	3,196,033
21,730		ConocoPhillips	1,485,246
26,630		ExxonMobil Corp.	2,009,234
26,016		Occidental Petroleum Corp.	1,282,849
20,237		Pioneer Natural Resources Co.	872,417
			10,151,820
		Oil & Gas Services: 0.5%
15,555	@	Weatherford International Ltd.	701,531
			701,531
		Pharmaceuticals: 7.0%
25,822		Abbott Laboratories	1,440,868
16,812	@	Barr Pharmaceuticals, Inc.	779,236
18,126		Eli Lilly & Co.	973,547
17,257		Merck & Co., Inc.	762,242
18,716	@@	Novartis AG ADR	1,022,455
47,600		Pfizer, Inc.	1,202,376
2,204	@@	Roche Holding AG	391,510
6,830	@@	Roche Holding AG ADR	601,429
60,657		Schering-Plough Corp.	1,547,360
9,766	@@	Teva Pharmaceutical Industries Ltd. ADR	365,541
			9,086,564
		Retail: 7.7%
8,711		Barnes & Noble, Inc.	343,649
5,236		Costco Wholesale Corp.	281,906
21,038		CVS Corp.	718,237
24,904		Federated Department Stores, Inc.	1,121,925
31,553		Lowe’s Cos., Inc.	993,604
24,934		Nordstrom, Inc.	1,320,006

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
17,200		Staples, Inc.	$444,448
37,858		Target Corp.	2,243,465
47,380		Walgreen Co.	2,174,268
6,833		Wal-Mart Stores, Inc.	320,809
			9,962,317
		Savings & Loans: 0.9%
29,157		Washington Mutual, Inc.	1,177,360
			1,177,360
		Semiconductors: 2.7%
35,882		Applied Materials, Inc.	657,358
61,426		Intel Corp.	1,175,079
52,898		Texas Instruments, Inc.	1,592,230
			3,424,667
		Software: 2.7%
20,078	@	Adobe Systems, Inc.	837,253
19,534		Automatic Data Processing, Inc.	945,446
8,313	@	Fiserv, Inc.	441,088
43,320		Microsoft Corp.	1,207,328
			3,431,115
		Telecommunications: 7.3%
7,170		Alltel Corp.	444,540
113,232		AT&T, Inc.	4,464,734
34,472	@	Cisco Systems, Inc.	880,070
71,896		Motorola, Inc.	1,270,402
65,630	@@	Nokia OYJ ADR	1,504,240
17,223		Verizon Communications, Inc.	653,096
14,137		Windstream Corp.	207,673
			9,424,755
		Transportation: 3.1%
16,315		Burlington Northern Santa Fe Corp.	1,312,215
53,993		Norfolk Southern Corp.	2,732,046
			4,044,261
		Total Common Stock
		(Cost $107,299,171)	126,217,802

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.3%
		U.S. Government Agency Obligations: 2.3%
$3,040,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$3,039,198

		Total Short-Term Investments
		(Cost $3,039,198)		3,039,198

		Total Investments in Securities
		(Cost $110,338,369)*	100.0%	$129,257,000
		Other Assets and Liabilities — Net	(0.0)	(55,260)
		Net Assets	100.0%	$129,201,740

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $110,427,577.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,677,406
		Gross Unrealized Depreciation		(1,847,983)
		Net Unrealized Appreciation		$18,829,423

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Advertising: 2.0%
1,305,230	@, L	Interpublic Group of Cos., Inc.	$16,067,381
			16,067,381
		Aerospace/Defense: 1.3%
117,450		L-3 Communications Holdings, Inc.	10,273,352
			10,273,352
		Agriculture: 1.9%
206,280		Loews Corp.	15,596,831
			15,596,831
		Auto Parts & Equipment: 1.2%
124,870	L	BorgWarner, Inc.	9,417,695
			9,417,695
		Banks: 4.5%
266,035		Keycorp.	9,968,331
200,075		Marshall & Ilsley Corp.	9,265,473
126,570		PNC Financial Services Group, Inc.	9,109,243
97,550		Zions Bancorp.	8,244,926
			36,587,973
		Beverages: 1.4%
119,089	L	Molson Coors Brewing Co.	11,268,201
			11,268,201
		Chemicals: 3.7%
224,083		Air Products & Chemicals, Inc.	16,573,179
272,280		International Flavors & Fragrances, Inc.	12,857,062
			29,430,241
		Coal: 1.1%
366,860		Massey Energy Co.	8,800,971
			8,800,971
		Commercial Services: 2.6%
230,330	@, L	Apollo Group, Inc.	10,111,487
293,310	L	Equifax, Inc.	10,691,150
			20,802,637
		Computers: 2.6%
438,820	@	NCR Corp.	20,962,431
			20,962,431
		Distribution/Wholesale: 1.7%
176,094		WW Grainger, Inc.	13,601,501
			13,601,501
		Diversified Financial Services: 5.4%
704,790	@, L	E*Trade Financial Corp.	14,955,644
335,806		Federated Investors, Inc.	12,330,796
105,700	L	Janus Capital Group, Inc.	2,210,187
149,430	L	Legg Mason, Inc.	14,077,800
			43,574,427
		Electric: 9.9%
208,880		American Electric Power Co., Inc.	10,182,900
246,199		Edison International	12,095,757
162,230	L	FirstEnergy Corp.	10,746,115
205,764	@, L	NRG Energy, Inc.	14,823,239
228,836		NSTAR	8,036,720
295,850		PPL Corp.	12,100,265
137,300		Public Service Enterprise Group, Inc.	11,401,392
			79,386,388
		Electronics: 2.0%
160,500		PerkinElmer, Inc.	3,887,310
250,180	@	Thomas & Betts Corp.	12,213,788
			16,101,098
		Engineering & Construction: 0.6%
246,410	@, L	KBR, Inc.	5,014,444
			5,014,444
		Environmental Control: 1.4%
401,553		Republic Services, Inc.	11,171,204
			11,171,204
		Food: 4.2%
533,960		Kroger Co.	15,084,370
265,712		Safeway, Inc.	9,735,688
183,720		WM Wrigley Jr. Co.	9,356,860
			34,176,918
		Healthcare — Products: 2.3%
470,260	@, L	Boston Scientific Corp.	6,837,580
231,770	L	Cooper Cos., Inc.	11,268,657
			18,106,237

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 3.3%
263,350		Aetna, Inc.	$11,532,097
204,788	@, L	Laboratory Corp. of America Holdings	14,873,752
			26,405,849
		Home Furnishings: 1.1%
89,710		Harman International Industries, Inc.	8,619,337
			8,619,337
		Household Products/Wares: 1.3%
133,300	L	Fortune Brands, Inc.	10,506,706
			10,506,706
		Insurance: 10.3%
117,600		AMBAC Financial Group, Inc.	10,159,464
236,100		AON Corp.	8,962,356
88,056	L	Cigna Corp.	12,562,069
179,004		Genworth Financial, Inc.	6,254,400
243,418	@@	Platinum Underwriters Holdings Ltd.	7,808,849
160,771		PMI Group, Inc.	7,270,065
352,230	L	Progressive Corp.	7,685,659
950,259	L	UnumProvident Corp.	21,884,464
			82,587,326
		Internet: 1.2%
543,270	@, L	Symantec Corp.	9,398,571
			9,398,571
		Leisure Time: 1.3%
220,760	L	Carnival Corp.	10,344,814
			10,344,814
		Lodging: 1.7%
161,980		Harrah’s Entertainment, Inc.	13,679,211
			13,679,211
		Media: 1.9%
177,585	L	Entercom Communications Corp.	5,004,345
88,750		Gannett Co., Inc.	4,995,738
134,300	@	Viacom — Class B	5,521,073
			15,521,156
		Mining: 1.0%
103,580	L	Freeport-McMoRan Copper & Gold, Inc.	6,855,960
28,300		Novelis, Inc.	1,248,313
			8,104,273
		Miscellaneous Manufacturing: 2.0%
149,600		Crane Co.	6,046,832
322,950	@@	Tyco International Ltd.	10,189,073
			16,235,905
		Office/Business Equipment: 1.1%
534,401	@	Xerox Corp.	9,026,033
			9,026,033
		Oil & Gas: 4.0%
124,060		Hess Corp.	6,881,608
163,960	@	Plains Exploration & Production Co.	7,401,154
205,230	@, L	Southwestern Energy Co.	8,410,325
95,846	L	Tesoro Petroleum Corp.	9,625,814
			32,318,901
		Oil & Gas Services: 0.9%
154,028	@, L	Weatherford International Ltd.	6,946,663
			6,946,663
		Packaging & Containers: 2.1%
367,084		Ball Corp.	16,830,801
			16,830,801
		Pharmaceuticals: 0.7%
104,800		Eli Lilly & Co.	5,628,808
			5,628,808
		Pipelines: 1.6%
147,150		Questar Corp.	13,127,252
			13,127,252
		Real Estate Investment Trusts: 3.0%
526,731		Annaly Capital Management, Inc.	8,153,796
297,780		Host Hotels & Resorts, Inc.	7,834,592
127,410		Prologis	8,272,731
			24,261,119
		Retail: 2.0%
174,300		Gap, Inc.	2,999,703
147,320	L	JC Penney Co., Inc.	12,103,811
7,300	@	Sears Holding Corp.	1,315,168
			16,418,682
		Savings & Loans: 0.9%
532,049	L	Hudson City Bancorp., Inc.	7,278,430
			7,278,430
		Semiconductors: 1.1%
352,470		National Semiconductor Corp.	8,508,626
			8,508,626

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software: 1.3%
386,430		First Data Corp.	$10,394,967
			10,394,967
		Telecommunications: 3.8%
368,600	@	Andrew Corp.	3,903,474
586,390	@, L	Juniper Networks, Inc.	11,540,155
559,600		Sprint Nextel Corp.	10,610,016
447,300	@	Tellabs, Inc.	4,428,270
			30,481,915
		Transportation: 1.0%
207,900		CSX Corp.	8,326,395
			8,326,395
		Total Common Stock
		(Cost $706,185,059)	791,291,670

Principal Amount			Value
SHORT-TERM INVESTMENTS: 25.7%
	U.S. Government Agency Obligations: 2.3%
$18,720,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$18,715,060
	Total U.S. Government Agency Obligations
	(Cost $18,715,060)		18,715,060
	Securities Lending Collateralcc: 23.4%
188,330,353	The Bank of New York Institutional Cash Reserves Fund		188,330,353
	Total Securities Lending Collateral
	(Cost $188,330,353)		188,330,353
	Total Short-Term Investments
	(Cost $207,045,413)		207,045,413
	Total Investments in Securities
	(Cost $913,230,472)*	124.1%	$998,337,083
	Other Assets and Liabilities — Net	(24.1)	(193,645,268)
	Net Assets	100.0%	$804,691,815

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $914,357,727.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$97,081,556
	Gross Unrealized Depreciation	(13,102,200)
	Net Unrealized Appreciation	$83,979,356

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Advertising: 0.2%
14,625	@, L	Interpublic Group of Cos., Inc.	$180,034
5,181		Omnicom Group	530,431
			710,465
		Aerospace/Defense: 2.2%
24,582		Boeing Co.	2,185,586
12,651		General Dynamics Corp.	966,536
3,919		Goodrich Corp.	201,750
3,890		L-3 Communications Holdings, Inc.	340,258
11,057		Lockheed Martin Corp.	1,072,750
10,890		Northrop Grumman Corp.	808,256
13,937		Raytheon Co.	731,135
5,248		Rockwell Collins, Inc.	351,249
30,986		United Technologies Corp.	2,014,090
			8,671,610
		Agriculture: 1.8%
65,292	L	Altria Group, Inc.	5,733,291
20,280	L	Archer-Daniels-Midland Co.	744,276
5,372	L	Reynolds American, Inc.	335,267
5,036	L	UST, Inc.	291,987
			7,104,821
		Airlines: 0.1%
24,552		Southwest Airlines Co.	360,914
			360,914
		Apparel: 0.5%
11,515	@	Coach, Inc.	576,326
3,391		Jones Apparel Group, Inc.	104,205
3,213	L	Liz Claiborne, Inc.	137,677
5,885		Nike, Inc.	625,340
1,900		Polo Ralph Lauren Corp.	167,485
2,851		VF Corp.	235,550
			1,846,583
		Auto Manufacturers: 0.4%
58,918	@, L	Ford Motor Co.	464,863
17,581		General Motors Corp.	538,682
7,733	L	Paccar, Inc.	567,602
			1,571,147
		Auto Parts & Equipment: 0.2%
5,562	@, L	Goodyear Tire & Rubber Co.	173,479
6,082		Johnson Controls, Inc.	575,479
			748,958
		Banks: 6.6%
139,189		Bank of America Corp.	7,101,423
23,524		Bank of New York Co., Inc.	953,898
16,843		BB&T Corp.	690,900
12,756	L	Capital One Financial Corp.	962,568
4,889		Comerica, Inc.	289,038
5,795		Commerce Bancorp., Inc.	193,437
4,095	L	Compass Bancshares, Inc.	281,736
17,339		Fifth Third Bancorp.	670,846
3,919	L	First Horizon National Corp.	162,756
7,362	L	Huntington Bancshares, Inc.	160,860
12,352		Keycorp.	462,829
2,406	L	M&T Bank Corp.	278,687
7,941		Marshall & Ilsley Corp.	367,748
12,910	L	Mellon Financial Corp.	556,937
18,432	L	National City Corp.	686,592
5,823		Northern Trust Corp.	350,195
10,758		PNC Financial Services Group, Inc.	774,253
22,754		Regions Financial Corp.	804,809
10,369		State Street Corp.	671,393
11,100		SunTrust Banks, Inc.	921,744
10,146		Synovus Financial Corp.	328,122
55,093		US Bancorp.	1,926,602
59,251		Wachovia Corp.	3,261,768
105,082		Wells Fargo & Co.	3,617,973
3,388		Zions Bancorp.	286,354
			26,763,468
		Beverages: 2.0%
23,700		Anheuser-Busch Cos., Inc.	1,195,902
2,435		Brown-Forman Corp.	159,639
62,647		Coca-Cola Co.	3,007,056

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
8,612		Coca-Cola Enterprises, Inc.	$174,393
6,565	@, L	Constellation Brands, Inc.	139,047
1,443	L	Molson Coors Brewing Co.	136,537
4,097		Pepsi Bottling Group, Inc.	130,653
50,919		PepsiCo, Inc.	3,236,412
			8,179,639
		Biotechnology: 1.0%
36,359	@	Amgen, Inc.	2,031,741
10,675	@	Biogen Idec, Inc.	473,757
11,760	@	Celgene Corp.	616,930
8,186	@, L	Genzyme Corp.	491,324
7,421	@, L	Medimmune, Inc.	270,050
1,699	@, L	Millipore Corp.	123,127
			4,006,929
		Building Materials: 0.2%
5,467		American Standard Cos., Inc.	289,860
12,184		Masco Corp.	333,842
			623,702
		Chemicals: 1.6%
6,715		Air Products & Chemicals, Inc.	496,641
1,759		Ashland, Inc.	115,390
29,878		Dow Chemical Co.	1,370,205
2,613	L	Eastman Chemical Co.	165,481
5,500	L	Ecolab, Inc.	236,500
28,743		EI DuPont de Nemours & Co.	1,420,766
3,576	@	Hercules, Inc.	69,875
2,443		International Flavors & Fragrances, Inc.	115,358
16,959		Monsanto Co.	932,067
5,074		PPG Industries, Inc.	356,753
9,938		Praxair, Inc.	625,696
4,440	L	Rohm & Haas Co.	229,637
3,461		Sherwin-Williams Co.	228,564
4,094		Sigma-Aldrich Corp.	169,983
			6,532,916
		Coal: 0.1%
5,695	L	Consol Energy, Inc.	222,845
8,220	L	Peabody Energy Corp.	330,773
			553,618
		Commercial Services: 0.7%
4,326	@, L	Apollo Group, Inc.	189,911
4,227	@	Convergys Corp.	107,408
3,906	L	Equifax, Inc.	142,374
10,018	L	H&R Block, Inc.	210,779
9,206		McKesson Corp.	538,919
4,050	@	Monster Worldwide, Inc.	191,849
7,239	L	Moody’s Corp.	449,252
5,249		Robert Half International, Inc.	194,265
6,787		RR Donnelley & Sons Co.	248,336
23,991		Western Union Co.	526,602
			2,799,695
		Computers: 4.0%
3,047	@	Affiliated Computer Services, Inc.	179,407
26,769	@	Apple, Inc.	2,487,108
4,400	@	Cognizant Technology Solutions Corp.	388,388
5,379	@	Computer Sciences Corp.	280,407
70,716	@	Dell, Inc.	1,641,318
16,015		Electronic Data Systems Corp.	443,295
65,572	@	EMC Corp.	908,172
83,284		Hewlett-Packard Co.	3,343,020
46,855		International Business Machines Corp.	4,416,552
3,021	@, L	Lexmark International, Inc.	176,608
5,596	@	NCR Corp.	267,321
11,526	@, L	Network Appliance, Inc.	420,930
7,025	@, L	Sandisk Corp.	307,695
112,044	@, L	Sun Microsystems, Inc.	673,384
10,759	@	Unisys Corp.	90,698
			16,024,303
		Cosmetics/Personal Care: 2.0%
13,703		Avon Products, Inc.	510,574
15,975		Colgate-Palmolive Co.	1,066,970
3,585	L	Estee Lauder Cos., Inc.	175,127
98,227		Procter & Gamble Co.	6,204,017
			7,956,688
		Distribution/Wholesale: 0.1%
5,267		Genuine Parts Co.	258,083
2,250		WW Grainger, Inc.	173,790
			431,873

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 8.0%
37,074		American Express Co.	$2,090,974
7,458		Ameriprise Financial, Inc.	426,150
3,712		Bear Stearns Cos., Inc.	558,099
31,943		Charles Schwab Corp.	584,237
1,070		Chicago Mercantile Exchange Holdings, Inc.	569,732
5,985		CIT Group, Inc.	316,726
152,501		Citigroup, Inc.	7,829,401
18,311	L	Countrywide Financial Corp.	615,982
13,307	@	E*Trade Financial Corp.	282,375
30,102		Fannie Mae	1,642,967
2,779	L	Federated Investors, Inc.	102,045
5,219		Franklin Resources, Inc.	630,612
21,526		Freddie Mac	1,280,582
12,803		Goldman Sachs Group, Inc.	2,645,484
5,932	L	Janus Capital Group, Inc.	124,038
108,046		JP Morgan Chase & Co.	5,227,265
4,045	L	Legg Mason, Inc.	381,079
16,412		Lehman Brothers Holdings, Inc.	1,149,989
27,474		Merrill Lynch & Co., Inc.	2,243,802
33,076		Morgan Stanley	2,605,066
12,763	L	SLM Corp.	522,007
8,210		T. Rowe Price Group, Inc.	387,430
			32,216,042
		Electric: 3.3%
20,663	@	AES Corp.	444,668
5,076	@	Allegheny Energy, Inc.	249,435
6,409	L	Ameren Corp.	322,373
12,373		American Electric Power Co., Inc.	603,184
9,911	L	Centerpoint Energy, Inc.	177,803
6,997	L	CMS Energy Corp.	124,547
8,000	L	Consolidated Edison, Inc.	408,480
5,637		Constellation Energy Group, Inc.	490,137
10,885	L	Dominion Resources, Inc.	966,261
5,469	L	DTE Energy Co.	261,965
39,143	L	Duke Energy Corp.	794,211
10,102		Edison International	496,311
6,186		Entergy Corp.	649,035
20,848		Exelon Corp.	1,432,466
9,921	L	FirstEnergy Corp.	657,167
12,586	L	FPL Group, Inc.	769,886
2,294	L	Integrys Energy Group, Inc.	127,340
10,933		PG&E Corp.	527,736
3,091		Pinnacle West Capital Corp.	149,141
11,993		PPL Corp.	490,514
8,011		Progress Energy, Inc.	404,075
7,910		Public Service Enterprise Group, Inc.	656,846
23,256	L	Southern Co.	852,332
6,571		TECO Energy, Inc.	113,087
14,338		TXU Corp.	919,066
12,737		Xcel Energy, Inc.	314,477
			13,402,543
		Electrical Components & Equipment: 0.3%
24,793		Emerson Electric Co.	1,068,330
4,370		Molex, Inc.	123,234
			1,191,564
		Electronics: 0.5%
12,522	@	Agilent Technologies, Inc.	421,866
5,663		Applera Corp. — Applied Biosystems Group	167,455
5,735		Jabil Circuit, Inc.	122,786
3,819		PerkinElmer, Inc.	92,496
16,409	@	Sanmina-SCI Corp.	59,401
28,177	@, L	Solectron Corp.	88,758
2,529		Tektronix, Inc.	71,217
13,103	@	Thermo Electron Corp.	612,565
3,191	@	Waters Corp.	185,078
			1,821,622
		Engineering & Construction: 0.1%
2,709	L	Fluor Corp.	243,051
			243,051
		Entertainment: 0.1%
10,530		International Game Technology	425,201
			425,201
		Environmental Control: 0.2%
7,982	@, L	Allied Waste Industries, Inc.	100,493
16,586		Waste Management, Inc.	570,724
			671,217
		Food: 1.5%
6,800		Campbell Soup Co.	264,860

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
15,701		ConAgra Foods, Inc.	$391,112
4,020	@	Dean Foods Co.	187,895
10,757		General Mills, Inc.	626,273
5,404	L	Hershey Co.	295,383
10,081		HJ Heinz Co.	475,017
7,780		Kellogg Co.	400,125
6,417		Kraft Foods, Inc.	203,130
21,992		Kroger Co.	621,274
4,068		McCormick & Co., Inc.	156,699
13,706		Safeway, Inc.	502,188
22,784		Sara Lee Corp.	385,505
6,433	L	Supervalu, Inc.	251,337
19,154		Sysco Corp.	647,980
7,820		Tyson Foods, Inc.	151,786
4,400		Whole Foods Market, Inc.	197,340
6,781		WM Wrigley Jr. Co.	345,356
			6,103,260
		Forest Products & Paper: 0.4%
14,122	L	International Paper Co.	514,041
5,668		MeadWestvaco Corp.	174,801
5,515		Plum Creek Timber Co., Inc.	217,401
3,241		Temple-Inland, Inc.	193,617
6,580		Weyerhaeuser Co.	491,789
			1,591,649
		Gas: 0.3%
5,485		KeySpan Corp.	225,708
1,423		Nicor, Inc.	68,902
8,526		NiSource, Inc.	208,375
8,167		Sempra Energy	498,269
			1,001,254
		Hand/Machine Tools: 0.1%
1,992	L	Black & Decker Corp.	162,587
1,849		Snap-On, Inc.	88,937
2,607		Stanley Works	144,324
			395,848
		Healthcare — Products: 3.0%
1,720		Bausch & Lomb, Inc.	87,995
20,236		Baxter International, Inc.	1,065,830
7,587		Becton Dickinson & Co.	583,364
7,593		Biomet, Inc.	322,627
36,892	@	Boston Scientific Corp.	536,410
3,221		CR Bard, Inc.	256,102
90,020		Johnson & Johnson	5,424,605
35,823		Medtronic, Inc.	1,757,476
4,285	@, L	Patterson Cos., Inc.	152,075
10,751	@	St. Jude Medical, Inc.	404,345
9,233	L	Stryker Corp.	612,333
4,000	@, L	Varian Medical Systems, Inc.	190,760
7,343	@	Zimmer Holdings, Inc.	627,166
			12,021,088
		Healthcare — Services: 1.4%
16,064		Aetna, Inc.	703,443
4,975	@	Coventry Health Care, Inc.	278,849
5,168	@	Humana, Inc.	299,847
3,760	@, L	Laboratory Corp. of America Holdings	273,089
2,262	L	Manor Care, Inc.	122,962
4,961		Quest Diagnostics	247,405
14,703	@, L	Tenet Healthcare Corp.	94,540
42,149		UnitedHealth Group, Inc.	2,232,633
19,079	@	WellPoint, Inc.	1,547,307
			5,800,075
		Home Builders: 0.2%
3,747	L	Centex Corp.	156,550
8,515	L	D.R. Horton, Inc.	187,330
2,362	L	KB Home	100,787
4,275	L	Lennar Corp.	180,448
6,594	L	Pulte Homes, Inc.	174,477
			799,592
		Home Furnishings: 0.1%
2,060		Harman International Industries, Inc.	197,925
2,456		Whirlpool Corp.	208,539
			406,464
		Household Products/Wares: 0.5%
2,833		Avery Dennison Corp.	182,049
4,727		Clorox Co.	301,063
4,728		Fortune Brands, Inc.	372,661
14,237		Kimberly-Clark Corp.	975,092
			1,830,865

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Housewares: 0.1%
8,653		Newell Rubbermaid, Inc.	$269,022
			269,022
		Insurance: 4.8%
10,181	@@	ACE Ltd.	580,928
15,291	L	Aflac, Inc.	719,594
19,203		Allstate Corp.	1,153,332
3,166		AMBAC Financial Group, Inc.	273,511
80,996		American International Group, Inc.	5,444,551
9,292	L	AON Corp.	352,724
12,687		Chubb Corp.	655,537
3,056		Cigna Corp.	435,969
5,329		Cincinnati Financial Corp.	225,950
13,740		Genworth Financial, Inc.	480,076
9,954		Hartford Financial Services Group, Inc.	951,403
8,579		Lincoln National Corp.	581,570
14,001		Loews Corp.	636,065
17,198		Marsh & McLennan Cos., Inc.	503,729
4,149		MBIA, Inc.	271,718
23,406	L	Metlife, Inc.	1,478,089
2,622	L	MGIC Investment Corp.	154,488
8,316		Principal Financial Group	497,879
23,141		Progressive Corp.	504,937
14,578		Prudential Financial, Inc.	1,315,810
3,279		Safeco Corp.	217,824
3,079		Torchmark Corp.	201,952
21,043		Travelers Cos., Inc.	1,089,396
10,627	L	UnumProvident Corp.	244,740
5,599	@@, L	XL Capital Ltd.	391,706
			19,363,478
		Internet: 1.7%
9,685	@, L	Amazon.com, Inc.	385,366
35,307	@, L	eBay, Inc.	1,170,427
6,795	@	Google, Inc.	3,113,197
6,770	@	IAC/InterActiveCorp.	255,297
28,765	@, L	Symantec Corp.	497,635
7,600	@, L	VeriSign, Inc.	190,912
37,973	@, L	Yahoo!, Inc.	1,188,175
			6,801,009
		Iron/Steel: 0.3%
3,200		Allegheny Technologies, Inc.	341,408
9,397		Nucor Corp.	612,027
3,646		United States Steel Corp.	361,574
			1,315,009
		Leisure Time: 0.3%
2,780		Brunswick Corp.	88,543
13,815		Carnival Corp.	647,371
7,990	L	Harley-Davidson, Inc.	469,413
4,181		Sabre Holdings Corp.	136,928
			1,342,255
		Lodging: 0.5%
5,777		Harrah’s Entertainment, Inc.	487,868
12,147		Hilton Hotels Corp.	436,806
10,242		Marriott International, Inc.	501,448
6,724		Starwood Hotels & Resorts Worldwide, Inc.	436,051
5,834	@, L	Wyndham Worldwide Corp.	199,231
			2,061,404
		Machinery — Construction & Mining: 0.4%
20,080		Caterpillar, Inc.	1,345,962
3,200	@	Terex Corp.	229,632
			1,575,594
		Machinery — Diversified: 0.3%
1,616		Cummins, Inc.	233,868
7,014		Deere & Co.	762,001
5,112	L	Rockwell Automation, Inc.	306,055
			1,301,924
		Media: 3.2%
22,950		CBS Corp. — Class B	702,041
15,392		Clear Channel Communications, Inc.	539,336
96,763	@, L	Comcast Corp.	2,511,000
24,120	@, L	DIRECTV Group, Inc.	556,448
2,002	L	Dow Jones & Co., Inc.	69,009
2,585	L	EW Scripps Co.	115,498
7,323		Gannett Co., Inc.	412,212
10,997		McGraw-Hill Cos., Inc.	691,491
1,233	L	Meredith Corp.	70,762
4,514	L	New York Times Co.	106,124
73,025		News Corp., Inc. — Class A	1,688,338

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
118,753		Time Warner, Inc.	$2,341,809
5,528	L	Tribune Co.	177,504
21,520	@	Viacom — Class B	884,687
63,749		Walt Disney Co.	2,194,878
			13,061,137
		Mining: 0.7%
27,058		Alcoa, Inc.	917,266
11,710	L	Freeport-McMoRan Copper & Gold, Inc.	775,085
14,068		Newmont Mining Corp.	590,715
3,000	L	Vulcan Materials Co.	349,440
			2,632,506
		Miscellaneous Manufacturing: 5.0%
22,862		3M Co.	1,747,343
8,390		Cooper Industries Ltd.	377,466
7,433		Danaher Corp.	531,088
6,333		Dover Corp.	309,114
8,980	L	Eastman Kodak Co.	202,589
4,595		Eaton Corp.	383,958
320,000		General Electric Co.	11,315,200
24,842		Honeywell International, Inc.	1,144,223
12,886		Illinois Tool Works, Inc.	664,918
9,535	@@, L	Ingersoll-Rand Co.	413,533
5,638		ITT Corp.	340,084
5,511	L	Leggett & Platt, Inc.	124,934
3,852	L	Pall Corp.	146,376
3,630		Parker Hannifin Corp.	313,305
3,892	L	Textron, Inc.	349,502
61,503	@@	Tyco International Ltd.	1,940,420
			20,304,053
		Office/Business Equipment: 0.2%
6,854		Pitney Bowes, Inc.	311,103
29,502	@	Xerox Corp.	498,289
			809,392
		Oil & Gas: 7.9%
14,378		Anadarko Petroleum Corp.	617,966
10,311		Apache Corp.	728,988
12,700		Chesapeake Energy Corp.	392,176
67,185		Chevron Corp.	4,969,003
51,144		ConocoPhillips	3,495,692
13,799		Devon Energy Corp.	955,167
4,700		ENSCO International, Inc.	255,680
7,622		EOG Resources, Inc.	543,753
177,175		ExxonMobil Corp.	13,367,854
8,430		Hess Corp.	467,612
10,717		Marathon Oil Corp.	1,059,161
5,805	L	Murphy Oil Corp.	309,987
8,712	@, @@, L	Nabors Industries Ltd.	258,485
4,136		Noble Corp.	325,420
26,039		Occidental Petroleum Corp.	1,283,983
3,472	L	Rowan Cos., Inc.	112,736
3,788		Sunoco, Inc.	266,827
9,099	@, L	Transocean, Inc.	743,388
18,806		Valero Energy Corp.	1,212,799
11,411		XTO Energy, Inc.	625,437
			31,992,114
		Oil & Gas Services: 1.4%
9,970		Baker Hughes, Inc.	659,316
9,120	L	BJ Services Co.	254,448
31,042	L	Halliburton Co.	985,273
5,500	@, L	National Oilwell Varco, Inc.	427,845
36,682	L	Schlumberger Ltd.	2,534,726
6,236	L	Smith International, Inc.	299,640
10,540	@, L	Weatherford International Ltd.	475,354
			5,636,602
		Packaging & Containers: 0.1%
3,246	L	Ball Corp.	148,829
3,226		Bemis Co.	107,716
4,161	@, L	Pactiv Corp.	140,392
4,960	L	Sealed Air Corp.	156,736
			553,673
		Pharmaceuticals: 5.7%
48,028		Abbott Laboratories	2,679,962
4,831	L	Allergan, Inc.	535,371
5,912		AmerisourceBergen Corp.	311,858
3,310	@	Barr Pharmaceuticals, Inc.	153,419
62,818		Bristol-Myers Squibb Co.	1,743,828
12,422		Cardinal Health, Inc.	906,185
30,693		Eli Lilly & Co.	1,648,521

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
4,253	@, L	Express Scripts, Inc.	$343,302
9,904	@	Forest Laboratories, Inc.	509,462
14,450	@	Gilead Sciences, Inc.	1,105,425
4,816	@	Hospira, Inc.	196,974
7,549	@, L	King Pharmaceuticals, Inc.	148,489
8,944	@	Medco Health Solutions, Inc.	648,708
67,447		Merck & Co., Inc.	2,979,134
7,663		Mylan Laboratories	161,996
220,477		Pfizer, Inc.	5,569,249
46,330		Schering-Plough Corp.	1,181,878
3,178	@, L	Watson Pharmaceuticals, Inc.	83,995
41,841		Wyeth	2,093,305
			23,001,061
		Pipelines: 0.5%
11,824		Dynegy, Inc.	109,490
21,704	L	El Paso Corp.	314,057
3,325		Kinder Morgan, Inc.	353,946
2,700		Questar Corp.	240,867
19,521		Spectra Energy Corp.	512,817
18,586		Williams Cos., Inc.	528,958
			2,060,135
		Real Estate: 0.1%
5,800	@	CB Richard Ellis Group, Inc.	198,244
6,811	@, L	Realogy Corp.	201,674
			399,918
		Real Estate Investment Trusts: 1.2%
3,027	L	Apartment Investment & Management Co.	174,628
6,820		Archstone-Smith Trust	370,190
2,500		AvalonBay Communities, Inc.	325,000
3,695		Boston Properties, Inc.	433,793
4,000	L	Developers Diversified Realty Corp.	251,600
9,147	L	Equity Residential	441,160
16,500		Host Hotels & Resorts, Inc.	434,115
7,055		Kimco Realty Corp.	343,861
8,015	L	Prologis	520,414
3,835		Public Storage, Inc.	363,059
6,911		Simon Property Group, Inc.	768,849
4,075	L	Vornado Realty Trust	486,311
			4,912,980
		Retail: 5.8%
2,800		Abercrombie & Fitch Co.	211,904
4,730	@	Autonation, Inc.	100,465
1,567	@	Autozone, Inc.	200,795
8,824	@, L	Bed Bath & Beyond, Inc.	354,460
12,555		Best Buy Co., Inc.	611,680
3,412	@, L	Big Lots, Inc.	106,727
4,460		Circuit City Stores, Inc.	82,644
14,100		Costco Wholesale Corp.	759,144
47,947	L	CVS Corp.	1,636,911
4,569		Darden Restaurants, Inc.	188,197
1,912		Dillard’s, Inc.	62,580
9,713		Dollar General Corp.	205,430
4,743		Family Dollar Stores, Inc.	140,488
16,359	L	Federated Department Stores, Inc.	736,973
16,412		Gap, Inc.	282,451
63,503		Home Depot, Inc.	2,333,100
7,022		JC Penney Co., Inc.	576,928
10,153	@	Kohl’s Corp.	777,821
10,638	L	Limited Brands, Inc.	277,226
47,352		Lowe’s Cos., Inc.	1,491,114
37,456		McDonald’s Corp.	1,687,393
7,069		Nordstrom, Inc.	374,233
8,554	@, L	Office Depot, Inc.	300,588
2,289		OfficeMax, Inc.	120,722
4,243	L	RadioShack Corp.	114,688
2,582	@	Sears Holding Corp.	465,173
22,319		Staples, Inc.	576,723
23,351	@, L	Starbucks Corp.	732,287
26,749	L	Target Corp.	1,585,146
4,168	L	Tiffany & Co.	189,561
14,205		TJX Cos., Inc.	382,967
31,167	L	Walgreen Co.	1,430,254
76,473		Wal-Mart Stores, Inc.	3,590,407
2,972		Wendy’s International, Inc.	93,024
8,155		Yum! Brands, Inc.	471,033
			23,251,237
		Savings & Loans: 0.4%
15,400	L	Hudson City Bancorp., Inc.	210,672

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
11,238	L	Sovereign Bancorp., Inc.	$285,895
27,688		Washington Mutual, Inc.	1,118,041
			1,614,608
		Semiconductors: 2.3%
17,262	@, L	Advanced Micro Devices, Inc.	225,442
11,060	@, L	Altera Corp.	221,089
10,426	L	Analog Devices, Inc.	359,593
43,443		Applied Materials, Inc.	795,876
14,686	@	Broadcom Corp.	470,980
179,432		Intel Corp.	3,432,534
6,194	L	KLA-Tencor Corp.	330,264
9,276	L	Linear Technology Corp.	293,029
24,065	@, L	LSI Logic Corp.	251,239
9,990		Maxim Integrated Products	293,706
23,515	@, L	Micron Technology, Inc.	284,061
8,782		National Semiconductor Corp.	211,997
3,899	@, L	Novellus Systems, Inc.	124,846
11,042	@	Nvidia Corp.	317,789
6,559	@, L	PMC - Sierra, Inc.	45,979
4,984	@	QLogic Corp.	84,728
5,942	@, L	Teradyne, Inc.	98,281
44,860		Texas Instruments, Inc.	1,350,286
10,347	L	Xilinx, Inc.	266,228
			9,457,947
		Software: 3.7%
18,351	@	Adobe Systems, Inc.	765,237
7,202	@	Autodesk, Inc.	270,795
17,146		Automatic Data Processing, Inc.	829,866
6,378	@	BMC Software, Inc.	196,379
12,784		CA, Inc.	331,233
5,611	@, L	Citrix Systems, Inc.	179,720
10,041	@	Compuware Corp.	95,289
9,693	@	Electronic Arts, Inc.	488,139
5,100		Fidelity National Information Services, Inc.	231,846
23,391		First Data Corp.	629,218
5,358	@	Fiserv, Inc.	284,295
6,109		IMS Health, Inc.	181,193
10,626	@	Intuit, Inc.	290,727
268,102		Microsoft Corp.	7,471,998
10,590	@, L	Novell, Inc.	76,460
124,204	@	Oracle Corp.	2,251,819
10,600	L	Paychex, Inc.	401,422
			14,975,636
		Telecommunications: 6.2%
3,691	@	ADC Telecommunications, Inc.	61,787
11,199		Alltel Corp.	694,338
194,327		AT&T, Inc.	7,662,314
14,097	@	Avaya, Inc.	166,486
3,435		CenturyTel, Inc.	155,228
2,654	@, L	Ciena Corp.	74,179
187,968	@	Cisco Systems, Inc.	4,798,823
10,595	L	Citizens Communications Co.	158,395
48,836	@	Corning, Inc.	1,110,531
4,667		Embarq Corp.	262,985
6,587	@, L	JDS Uniphase Corp.	100,320
17,685	@, L	Juniper Networks, Inc.	348,041
74,390		Motorola, Inc.	1,314,471
51,552		Qualcomm, Inc.	2,199,208
48,792	@, L	Qwest Communications International, Inc.	438,640
90,284		Sprint Nextel Corp.	1,711,785
13,605	@	Tellabs, Inc.	134,690
90,536		Verizon Communications, Inc.	3,433,125
14,890		Windstream Corp.	218,734
			25,044,080
		Textiles: 0.0%
4,216		Cintas Corp.	152,198
			152,198
		Toys/Games/Hobbies: 0.1%
5,023		Hasbro, Inc.	143,758
12,200		Mattel, Inc.	336,354
			480,112
		Transportation: 1.6%
11,193		Burlington Northern Santa Fe Corp.	900,253
5,400		CH Robinson Worldwide, Inc.	257,850
13,592		CSX Corp.	544,360
9,535		FedEx Corp.	1,024,345
12,314	L	Norfolk Southern Corp.	623,088
1,837		Ryder System, Inc.	90,638

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
8,399		Union Pacific Corp.	$852,918
33,176	L	United Parcel Service, Inc.	2,325,638
			6,619,090
		Total Common Stock
		(Cost $324,977,777)	395,796,838

Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.4%
		Mutual Fund: 1.6%
$6,500,000	**	ING Institutional Prime Money Market Fund		$6,500,000
		Total Mutual Fund
		(Cost $6,500,000)		6,500,000
		Repurchase Agreement: 0.2%
636,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $636,281 to be received upon repurchase (Collateralized by $1,135,000 various U.S. Government Agency Obligations, 5.550%, - 8.625%, Market Value plus accrued interest $652,805, due 1		636,000
		Total Repurchase Agreement
		(Cost $636,000)		636,000
		Securities Lending Collateralcc: 14.6%
58,998,343		The Bank of New York Institutional Cash Reserves Fund		58,998,343
		Total Securities Lending Collateral
		(Cost $58,998,343)		58,998,343
		Total Short-Term Investments
		(Cost $66,134,343)		66,134,343
		Total Investments in Securities
		(Cost $391,112,120)*	114.6%	$461,931,181
		Other Assets and Liabilities — Net	(14.6)	(58,767,777)
		Net Assets	100.0%	$403,163,404

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $392,008,885.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$83,175,880
	Gross Unrealized Depreciation	(13,253,584)
	Net Unrealized Appreciation	$69,922,296

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on March 31, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
S&P 500	22	7,871,600	06/14/07	$95,591
				$95,591

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 64.7%
		Airlines: 0.4%
978,800		Southwest Airlines Co.	$14,412,522
			14,412,522
		Banks: 5.0%
643,755	@@	Banco Popolare di Verona e Novara Scrl	20,050,341
609,416	L	First Horizon National Corp.	25,309,046
523,600	L	Marshall & Ilsley Corp.	24,247,916
747,506	@@	Royal Bank of Scotland Group PLC	29,263,669
344,700	L	SunTrust Banks, Inc.	28,623,888
974,500		US Bancorp.	34,078,265
			161,573,125
		Beverages: 2.4%
608,000		Anheuser-Busch Cos., Inc.	30,679,680
1,001,000		Coca-Cola Co.	48,048,000
			78,727,680
		Chemicals: 0.7%
780,723	L	Chemtura Corp.	8,533,302
259,400		EI DuPont de Nemours & Co.	12,822,142
			21,355,444
		Commercial Services: 1.8%
1,944,200	L	H&R Block, Inc.	40,905,968
772,200	L	ServiceMaster Co.	11,884,158
308,000	L	Western Union Co.	6,760,600
			59,550,726
		Computers: 0.9%
1,207,586	@	Dell, Inc.	28,028,071
			28,028,071
		Diversified Financial Services: 2.1%
511,300		Ameriprise Financial, Inc.	29,215,682
556,300		JP Morgan Chase & Co.	26,913,794
120,900	L	Legg Mason, Inc.	11,389,989
			67,519,465
		Electric: 2.4%
288,400	L	Entergy Corp.	30,258,928
1,158,400		PPL Corp.	47,378,560
			77,637,488
		Food: 1.2%
464,500		General Mills, Inc.	27,043,190
331,400	L	Kraft Foods, Inc.	10,492,124
			37,535,314
		Forest Products & Paper: 1.9%
579,100	L	Bowater, Inc.	13,794,162
1,317,900	L	International Paper Co.	47,971,560
			61,765,722
		Healthcare — Products: 1.1%
413,500		Baxter International, Inc.	21,779,045
879,900	@	Boston Scientific Corp.	12,793,746
			34,572,791
		Home Builders: 0.6%
444,300	L	Centex Corp.	18,562,854
			18,562,854
		Household Products/Wares: 0.3%
136,600	L	Fortune Brands, Inc.	10,766,812
			10,766,812
		Housewares: 0.5%
535,400		Newell Rubbermaid, Inc.	16,645,586
			16,645,586
		Insurance: 8.2%
836,200		American International Group, Inc.	56,209,364
864,800	L	AON Corp.	32,827,808
46,700		Cigna Corp.	6,662,222
1,309,400		Genworth Financial, Inc.	45,750,436
339,700		Hartford Financial Services Group, Inc.	32,468,526
1,014,256		Marsh & McLennan Cos., Inc.	29,707,558
231,000	L	Prudential Financial, Inc.	20,850,060
40,300		White Mountains Insurance Group Ltd.	22,829,950
220,600	@@, L	XL Capital Ltd.	15,433,176
			262,739,100
		Internet: 0.6%
804,600	@, L	Liberty Media Holding Corp. — Interactive	19,165,572
			19,165,572
		Media: 3.4%
789,600	L	Cablevision Systems Corp.	24,027,528

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
341,343	@	EchoStar Communications Corp.	$14,824,526
186,500	@	Liberty Media Holding Corp.	20,625,035
705,400	L	New York Times Co.	16,583,954
1,616,100	L	Time Warner, Inc.	31,869,492
			107,930,535
		Mining: 0.7%
413,000	L	Newmont Mining Corp.	17,341,870
64,618	@@	Teck Cominco Ltd.	4,497,413
			21,839,283
		Miscellaneous Manufacturing: 8.7%
346,900	L	3M Co.	26,513,567
218,100		Danaher Corp.	15,583,245
2,590,000		General Electric Co.	91,582,400
565,100		Honeywell International, Inc.	26,028,506
200,700		Illinois Tool Works, Inc.	10,356,120
3,455,100	@@, L	Tyco International Ltd.	109,008,405
			279,072,243
		Oil & Gas: 3.5%
94,620		Chevron Corp.	6,998,095
590,100	@, L	CNX Gas Corp.	16,717,533
1,249,000	L	Murphy Oil Corp.	66,696,600
333,800	@@, L	Total SA ADR	23,292,564
			113,704,792
		Oil & Gas Services: 0.3%
163,800	L	Baker Hughes, Inc.	10,832,094
			10,832,094
		Pharmaceuticals: 5.5%
481,900		Cardinal Health, Inc.	35,154,605
475,600		Merck & Co., Inc.	21,007,252
1,843,900		Pfizer, Inc.	46,576,914
111,608	@@	Roche Holding AG	19,825,631
1,103,900		Wyeth	55,228,117
			177,792,519
		Real Estate Investment Trusts: 0.3%
178,888	L	Potlatch Corp.	8,189,493
			8,189,493
		Retail: 2.7%
744,100	L	CVS Corp.	25,403,574
1,366,800		Home Depot, Inc.	50,216,232
458,100		TJX Cos., Inc.	12,350,376
			87,970,182
		Semiconductors: 1.5%
2,548,900		Intel Corp.	48,760,457
			48,760,457
		Software: 3.2%
799,900		First Data Corp.	21,517,310
2,910,500		Microsoft Corp.	81,115,632
			102,632,942
		Telecommunications: 4.8%
1,673,975	L	AT&T, Inc.	66,004,834
721,500	@, L	Juniper Networks, Inc.	14,199,120
1,114,500	L	Motorola, Inc.	19,693,215
1,901,000		Sprint Nextel Corp.	36,042,960
520,700		Verizon Communications, Inc.	19,744,944
			155,685,073
		Total Common Stock
		(Cost $1,772,830,286)	2,084,967,885
PREFERRED STOCK: 3.4%
		Diversified Financial Services: 0.8%
351,200	#, I	Affiliated Managers Group, Inc.	19,272,100
257,800		E*Trade Financial Corp.	7,195,198
			26,467,298
		Electric: 0.2%
3,700	#, P, I	NRG Energy, Inc.	7,046,650
			7,046,650
		Housewares: 0.9%
604,300	P	Newell Financial Trust I	29,686,238
			29,686,238
		Insurance: 0.8%
222,300	@@	Aspen Insurance Holdings Ltd.	12,031,988
326,000		Genworth Financial, Inc.	12,159,800
90,600	@@	IPC Holdings Ltd.	2,502,825
			26,694,613
		Packaging & Containers: 0.2%
120,000	P	Owens-Illinois, Inc.	4,596,000
			4,596,000
		Sovereign: 0.5%
164	P	Fannie Mae	16,490,344
			16,490,344
		Total Preferred Stock
		(Cost $92,979,175)	110,981,143

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CONVERTIBLE BONDS: 9.3%
		Biotechnology: 1.3%
$12,374,000	L	Amgen, Inc., 0.375%, due 02/01/13	$11,198,470
21,880,000	#, I	Amgen, Inc., 0.375%, due 02/01/13	19,801,400
10,890,000	C, L	Invitrogen Corp., 3.250%, due 06/15/25	10,794,713
			41,794,583
		Chemicals: 0.2%
6,167,000		Hercules, Inc., 6.500%, due 06/30/29	5,396,125
			5,396,125
		Coal: 0.8%
26,968,000	C, L	Peabody Energy Corp., 4.750%, due 12/15/66	26,799,450
			26,799,450
		Food: 0.7%
30,070,000	C	General Mills, Inc., 1.770%, due 10/28/22	22,890,788
			22,890,788
		Healthcare — Products: 0.2%
5,590,000	#, C, I, L	Beckman Coulter, Inc., 2.500%, due 12/15/36	5,911,425
			5,911,425
		Healthcare — Services: 0.3%
11,687,000	C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	11,088,041
			11,088,041
		Insurance: 0.2%
7,828,000	C	USF&G Corp., 4.020%, due 03/03/09	7,250,685
			7,250,685
		Internet: 0.4%
11,482,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	11,453,295
			11,453,295
		Media: 1.3%
35,190,000	C	Liberty Media Corp., 3.250%, due 03/15/31	29,603,588
14,737,000	C	Liberty Media Corp., 3.500%, due 01/15/31	12,097,161
			41,700,749
		Miscellaneous Manufacturing: 0.4%
7,645,000	@@, C	Tyco International Group SA, 3.125%, due 01/15/23	11,276,375
			11,276,375
		Oil & Gas Services: 1.2%
6,510,000	C, L	Oil States International, Inc., 2.375%, due 07/01/25	8,088,675
6,843,000	@@, C	Schlumberger Ltd., 1.500%, due 06/01/23	13,164,221
9,954,000	@@, C, L	Schlumberger Ltd., 2.125%, due 06/01/23	17,593,695
			38,846,591
		Real Estate Investment Trusts: 0.3%
9,795,000	#, C, I	United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	11,264,250
			11,264,250
		Telecommunications: 2.0%
3,800,000	C	Crown Castle International Corp., 4.000%, due 07/15/10	11,290,750
6,500,000	C	Lucent Technologies, Inc., 2.750%, due 06/15/23	6,516,250
32,036,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	33,157,260
12,800,000	C	Lucent Technologies, Inc., 8.000%, due 08/01/31	12,800,000
			63,764,260
		Total Convertible Bonds
		(Cost $276,983,505)	299,436,617
CORPORATE BONDS/NOTES: 2.6%
		Aerospace/Defense: 0.1%
2,476,000	C, L	Alliant Techsystems, Inc., 3.000%, due 08/15/24	3,197,135
			3,197,135
		Electric: 0.1%
3,875,000	C	TECO Energy, Inc., 7.000%, due 05/01/12	4,107,500
			4,107,500
		Media: 0.1%
3,450,000		CSC Holdings, Inc., 7.250%, due 07/15/08	3,514,688
			3,514,688
		Office/Business Equipment: 0.4%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09	10,935,986
			10,935,986
		Pharmaceuticals: 0.6%
8,500,000	C	Omnicare, Inc., 3.250%, due 12/15/35	7,490,625
13,979,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	12,808,259
			20,298,884
		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	7,128,563
			7,128,563
		Telecommunications: 1.1%
225,000	C	American Tower Corp., 7.125%, due 10/15/12	232,875

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications (continued)
$225,000	C	American Tower Corp., 7.500%, due 05/01/12		$234,563
32,175,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15		33,309,169
				33,776,607
		Total Corporate Bonds/Notes
		(Cost $81,265,451)		82,959,363
U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury Notes: 1.7%
27,520,000	L	4.875%, due 05/31/08		27,541,521
27,520,000	L	4.875%, due 05/15/09		27,676,974
				55,218,495
		Total U.S. Treasury Obligations
		(Cost $54,956,150)		55,218,495
		Total Long-Term Investments
		(Cost $2,279,014,567)		2,633,563,503
SHORT-TERM INVESTMENTS: 32.1%
		Mutual Fund: 18.4%
593,217,368		Reserve Investment Fund		593,217,368
		Total Mutual Fund
		(Cost $593,217,368)		593,217,368

		Securities Lending Collateralcc: 13.7%
442,928,594		The Bank of New York Institutional Cash Reserves Fund		442,928,594
		Total Securities Lending Collateral
		(Cost $442,928,594)		442,928,594
		Total Short-Term Investments
		(Cost $1,036,145,962)		1,036,145,962
		Total Investments in Securities
		(Cost $3,315,160,529)*	113.8%	$3,669,709,465
		Other Assets and Liabilities — Net	(13.8)	(445,426,460)
		Net Assets	100.0%	$3,224,283,005

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $3,315,308,863.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$379,982,312
		Gross Unrealized Depreciation		(25,581,710)
		Net Unrealized Appreciation		$354,400,602

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Aerospace/Defense: 0.7%
187,100		Raytheon Co.	$9,815,266
			9,815,266
		Agriculture: 0.8%
121,800	L	Archer-Daniels-Midland Co.	4,470,060
117,400	L	UST, Inc.	6,806,852
			11,276,912
		Auto Manufacturers: 0.3%
455,200	@, L	Ford Motor Co.	3,591,528
			3,591,528
		Banks: 5.4%
373,300		Fifth Third Bancorp.	14,442,977
357,100	L	Mellon Financial Corp.	15,405,294
202,800	L	National City Corp.	7,554,300
183,100		State Street Corp.	11,855,725
135,000		SunTrust Banks, Inc.	11,210,400
270,500		US Bancorp.	9,459,385
167,500		Wells Fargo & Co.	5,767,025
			75,695,106
		Beverages: 2.1%
296,500		Anheuser-Busch Cos., Inc.	14,961,390
310,700		Coca-Cola Co.	14,913,600
			29,874,990
		Biotechnology: 1.1%
172,700	@	Amgen, Inc.	9,650,476
169,400	@, L	Medimmune, Inc.	6,164,466
			15,814,942
		Building Materials: 0.7%
360,400		Masco Corp.	9,874,960
			9,874,960
		Chemicals: 2.0%
248,420		Chemtura Corp.	2,715,231
269,300	L	EI DuPont de Nemours & Co.	13,311,499
244,500		International Flavors & Fragrances, Inc.	11,545,290
			27,572,020
		Commercial Services: 0.7%
450,200	L	H&R Block, Inc.	9,472,208
			9,472,208
		Computers: 2.1%
114,500	@	Computer Sciences Corp.	5,968,885
495,800	@	Dell, Inc.	11,507,518
133,000		International Business Machines Corp.	12,536,580
			30,012,983
		Cosmetics/Personal Care: 2.0%
286,700		Avon Products, Inc.	10,682,442
254,200		Colgate-Palmolive Co.	16,978,018
			27,660,460
		Distribution/Wholesale: 0.6%
171,700		Genuine Parts Co.	8,413,300
			8,413,300
		Diversified Financial Services: 5.8%
673,800		Charles Schwab Corp.	12,323,802
320,466		Citigroup, Inc.	16,452,724
130,000	L	Countrywide Financial Corp.	4,373,200
124,800		Fannie Mae	6,811,584
677,844		JP Morgan Chase & Co.	32,794,093
121,200		Morgan Stanley	9,545,712
			82,301,115
		Electric: 4.3%
411,500	L	Duke Energy Corp.	8,349,335
136,100	L	Entergy Corp.	14,279,612
147,500	L	FirstEnergy Corp.	9,770,400
108,900	L	Pinnacle West Capital Corp.	5,254,425
208,900		Progress Energy, Inc.	10,536,916
153,100	L	TECO Energy, Inc.	2,634,851
391,400		Xcel Energy, Inc.	9,663,666
			60,489,205
		Environmental Control: 0.6%
233,900		Waste Management, Inc.	8,048,499
			8,048,499
		Food: 2.8%
157,700		Campbell Soup Co.	6,142,415

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
215,800		General Mills, Inc.	$12,563,876
44,000	L	Hershey Co.	2,405,040
162,600	L	Kraft Foods, Inc.	5,147,916
161,800		McCormick & Co., Inc.	6,232,536
191,800		Sara Lee Corp.	3,245,256
126,300		Sysco Corp.	4,272,729
			40,009,768
		Forest Products & Paper: 2.0%
591,493	L	International Paper Co.	21,530,345
218,200		MeadWestvaco Corp.	6,729,288
			28,259,633
		Gas: 1.0%
580,400		NiSource, Inc.	14,184,976
			14,184,976
		Healthcare — Products: 1.8%
169,400		Baxter International, Inc.	8,922,298
312,300	@	Boston Scientific Corp.	4,540,842
207,900		Johnson & Johnson	12,528,054
			25,991,194
		Home Builders: 0.4%
232,100	L	D.R. Horton, Inc.	5,106,200
			5,106,200
		Home Furnishings: 0.6%
170,400	@@	Sony Corp. ADR	8,603,496
			8,603,496
		Household Products/Wares: 2.0%
179,500		Avery Dennison Corp.	11,534,670
111,500	L	Fortune Brands, Inc.	8,788,430
122,000		Kimberly-Clark Corp.	8,355,780
			28,678,880
		Housewares: 0.9%
405,100	L	Newell Rubbermaid, Inc.	12,594,559
			12,594,559
		Insurance: 5.7%
240,100		American International Group, Inc.	16,139,522
122,800		Chubb Corp.	6,345,076
183,577		Lincoln National Corp.	12,444,685
654,400		Marsh & McLennan Cos., Inc.	19,167,376
329,600		Progressive Corp.	7,191,872
228,992		Travelers Cos, Inc.	11,854,916
329,700	L	UnumProvident Corp.	7,592,991
			80,736,438
		Media: 6.5%
344,000	L	CBS Corp. — Class B	10,522,960
258,100	L	Dow Jones & Co., Inc.	8,896,707
128,000		Gannett Co., Inc.	7,205,120
491,300	L	New York Times Co.	11,550,463
847,300		Time Warner, Inc.	16,708,756
510,200	L	Tribune Co.	16,382,522
211,800	@, L	Viacom — Class B	8,707,098
354,600		Walt Disney Co.	12,208,878
			92,182,504
		Mining: 1.5%
264,900		Alcoa, Inc.	8,980,110
104,700	L	Vulcan Materials Co.	12,195,456
			21,175,566
		Miscellaneous Manufacturing: 9.3%
240,900	L	3M Co.	18,411,987
129,000		Cooper Industries Ltd.	5,803,710
383,300	L	Eastman Kodak Co.	8,647,248
69,100		Eaton Corp.	5,773,996
1,190,500		General Electric Co.	42,096,080
311,800		Honeywell International, Inc.	14,361,508
184,200		Illinois Tool Works, Inc.	9,504,720
164,300	@@	Ingersoll-Rand Co.	7,125,691
221,100	L	Pall Corp.	8,401,800
351,100	@@, L	Tyco International Ltd.	11,077,205
			131,203,945
		Oil & Gas: 8.7%
212,600	L	Anadarko Petroleum Corp.	9,137,548
170,824	@@, L	BP PLC ADR	11,060,854
348,390		Chevron Corp.	25,766,924
341,524		ExxonMobil Corp.	25,767,986
297,300	L	Hess Corp.	16,491,231
191,000	L	Murphy Oil Corp.	10,199,400
283,500	@@	Royal Dutch Shell PLC ADR	18,796,050
43,300	@@	Statoil ASA	1,169,129
147,000	@@, L	Statoil ASA ADR	3,980,760
			122,369,882

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 1.2%
230,700	L	BJ Services Co.	$6,436,530
156,000	L	Schlumberger Ltd.	10,779,600
			17,216,130
		Pharmaceuticals: 6.2%
170,100		Abbott Laboratories	9,491,580
382,700		Bristol-Myers Squibb Co.	10,623,752
317,700		Eli Lilly & Co.	17,063,667
453,500		Merck & Co., Inc.	20,031,095
670,400		Pfizer, Inc.	16,934,304
268,400		Wyeth	13,428,052
			87,572,450
		Pipelines: 0.4%
234,950		Spectra Energy Corp.	6,172,137
			6,172,137
		Retail: 2.7%
194,200	@, L	Bed Bath & Beyond, Inc.	7,801,014
339,400		Home Depot, Inc.	12,469,556
155,900	L	RadioShack Corp.	4,213,977
287,100		Wal-Mart Stores, Inc.	13,479,345
			37,963,892
		Semiconductors: 1.6%
311,800		Analog Devices, Inc.	10,753,982
299,100		Applied Materials, Inc.	5,479,512
302,500		Intel Corp.	5,786,825
			22,020,319
		Software: 1.5%
779,400		Microsoft Corp.	21,721,878
			21,721,878
		Telecommunications: 6.7%
180,200		Alltel Corp.	11,172,400
676,503		AT&T, Inc.	26,674,513
400,200		Motorola, Inc.	7,071,534
500,100	@@, L	Nokia OYJ ADR	11,462,292
1,412,000	@, L	Qwest Communications International, Inc.	12,693,880
504,700	L	Sprint Nextel Corp.	9,569,112
318,850		Verizon Communications, Inc.	12,090,792
201,305		Windstream Corp.	2,957,170
			93,691,693
		Toys/Games/Hobbies: 1.0%
496,000		Mattel, Inc.	13,674,720
			13,674,720
		Transportation: 1.8%
99,200		Norfolk Southern Corp.	5,019,520
150,600		Union Pacific Corp.	15,293,430
66,400	L	United Parcel Service, Inc.	4,654,640
			24,967,590
		Total Common Stock
		(Cost $1,105,119,132)	1,346,011,344

Principal Amount			Value
CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.1%
$1,744,000	C	Ford Motor Co., 4.250%, due 12/15/36	$1,931,480
			1,931,480
		Telecommunications: 0.2%
2,070,000	C	Lucent Technologies, Inc., 8.000%, due 08/01/31	2,070,000
			2,070,000
		Total Convertible Bonds
		(Cost $3,393,351)	4,001,480
		Total Long-Term Investments
		(Cost $1,108,512,483)	1,350,012,824
SHORT-TERM INVESTMENTS: 20.9%
		Mutual Fund: 4.1%
57,437,293		T. Rowe Price Reserve Investment Fund	57,437,293
		Total Mutual Fund
		(Cost $57,437,293)	57,437,293
		Securities Lending Collateralcc: 16.8%
236,273,703		The Bank of New York Institutional Cash Reserves Fund	236,273,703
		Total Securities Lending Collateral
		(Cost $236,273,703)	236,273,703
		Total Short-Term Investments
		(Cost $293,710,996)	$293,710,996

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $1,402,223,479)*	116.7%	$1,643,723,820
	Other Assets and Liabilities — Net	(16.7)	(235,185,265)
	Net Assets	100.0%	$1,408,538,555
@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $1,408,813,981.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$258,805,672
	Gross Unrealized Depreciation		(23,895,833)
	Net Unrealized Appreciation		$234,909,839

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Bermuda: 4.2%
145,000		Accenture Ltd.	$5,588,300
70,000		ACE Ltd.	3,994,200
315,000	L	Tyco International Ltd.	9,938,250
16,593	L	XL Capital Ltd.	1,160,846
			20,681,596
		Canada: 0.9%
90,000	L	BCE, Inc.	2,545,258
132,100	L	Quebecor World, Inc.	1,663,693
			4,208,951
		Cayman Islands: 1.2%
250,000	L	Seagate Technology, Inc.	5,825,000
			5,825,000
		Finland: 2.1%
290,000	L	Stora Enso OYJ	5,036,864
200,000	L	UPM-Kymmene OYJ	5,108,679
			10,145,543
		France: 5.8%
40,000		Accor SA	3,827,374
200,000		France Telecom SA	5,299,760
80,000		Peugeot SA	5,640,687
100,000		Sanofi-Aventis	8,701,391
75,000		Total SA	5,239,546
			28,708,758
		Germany: 6.3%
130,000		Bayerische Motoren Werke AG	7,679,616
200,000		Deutsche Post AG	6,032,390
103,500	@	Infineon Technologies AG	1,613,144
28,000		Muenchener Rueckversicherungs AG	4,728,139
100,000		Siemens AG	10,708,618
			30,761,907
		Hong Kong: 1.0%
200,000		Cheung Kong Holdings Ltd.	2,528,448
200,000	@	Swire Pacific Ltd.	2,243,285
			4,771,733
		Italy: 3.4%
140,000		ENI S.p.A.	4,555,853
800,000		Intesa Sanpaolo S.p.A.	6,080,324
650,000		UniCredito Italiano S.p.A.	6,189,447
			16,825,624
		Japan: 6.1%
136,000		Fuji Photo Film Co., Ltd.	5,562,797
400,000		Hitachi Ltd.	3,109,094
400,000		Konica Minolta Holdings, Inc.	5,240,654
615		Mitsubishi UFJ Financial Group, Inc.	6,929,031
120,000		Nomura Holdings, Inc.	2,487,898
900,000		Shinsei Bank Ltd.	4,303,551
35,000		Takeda Pharmaceutical Co., Ltd.	2,291,769
			29,924,794
		Mexico: 0.5%
80,000	L	Telefonos de Mexico SA de CV ADR	2,672,000
			2,672,000
		Netherlands: 4.9%
140,000	L	Koninklijke Philips Electronics NV	5,336,177
400,000		Reed Elsevier NV	7,085,189
260,000		Royal Dutch Shell PLC — Class B	8,649,969
100,000		Unilever NV	2,920,614
			23,991,949
		Singapore: 1.1%
2,500,000		Singapore Telecommunications Ltd.	5,397,411
			5,397,411
		South Africa: 0.5%
160,000	L	Sappi Ltd.	2,439,695
			2,439,695
		South Korea: 2.2%
65,000		Kookmin Bank	5,845,157
8,000		Samsung Electronics Co., Ltd.	4,769,788
			10,614,945
		Spain: 0.9%
135,000		Repsol YPF SA	4,549,028
			4,549,028

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Switzerland: 4.3%
17,500		Nestle SA	$6,819,376
90,000	L	Novartis AG	5,027,949
50,000		Swiss Reinsurance	4,575,097
80,000		UBS AG — Reg	4,770,556
			21,192,978
		Taiwan: 0.6%
300,000	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,225,000
			3,225,000
		United Kingdom: 15.4%
450,000		Aviva PLC	6,649,152
750,000		BP PLC	8,106,518
400,000		British Sky Broadcasting PLC	4,446,693
1,300,000		Compass Group PLC	8,707,071
280,000		GlaxoSmithKline PLC	7,728,885
551,919		HSBC Holdings PLC	9,627,402
200,000		National Grid PLC	3,156,154
300,000		Pearson PLC	5,161,432
815		Rolls-Royce Group PLC	7,950
48,248		Rolls-Royce Group PLC B Share Entitlement	95
220,000		Royal Bank of Scotland Group PLC	8,612,650
300,400		Standard Life PLC	1,873,002
2,888,137		Vodafone Group PLC	7,722,466
95,200	L	Willis Group Holdings Ltd.	3,768,016
			75,567,486
		United States: 32.1%
145,000		American International Group, Inc.	9,746,900
26,500		American Standard Cos., Inc.	1,405,030
120,000		Bank of New York Co., Inc.	4,866,000
450,000	@	Boston Scientific Corp.	6,543,000
175,000		Bristol-Myers Squibb Co.	4,858,000
130,000	@, L	Cadence Design Systems, Inc.	2,737,800
200,000	@, L	Chico’s FAS, Inc.	4,886,000
225,000	@, L	Comcast Corp.	5,838,750
100,000	@	DIRECTV Group, Inc.	2,307,000
9,400	L	DTE Energy Co.	450,260
200,000	L	Eastman Kodak Co.	4,512,000
400,000	L	El Paso Corp.	5,788,000
200,000		Electronic Data Systems Corp.	5,536,000
140,000	@, L	Expedia, Inc.	3,245,200
220,000		General Electric Co.	7,779,200
150,000	L	H&R Block, Inc.	3,156,000
120,000	L	International Paper Co.	4,368,000
600,000	@, L	Interpublic Group of Cos., Inc.	7,386,000
120,000		Merck & Co., Inc.	5,300,400
400,000		Microsoft Corp.	11,148,000
500,000		News Corp., Inc. — Class A	11,559,999
470,000	@	Oracle Corp.	8,521,100
300,000		Pfizer, Inc.	7,578,000
90,000		Raytheon Co.	4,721,400
450,000	@, L	Tenet Healthcare Corp.	2,893,500
370,000		Time Warner, Inc.	7,296,400
85,000		Torchmark Corp.	5,575,150
180,000	@	Viacom — Class B	7,399,800
			157,402,889
		Total Common Stock
		(Cost $388,313,966)	458,907,287

Principal Amount			Value
SHORT-TERM INVESTMENTS: 22.6%
	U.S. Government Agency Obligations: 4.9%
$23,764,000	Federal Home Loan Bank, 5.000%, due 04/02/07		$23,757,399
	Total U.S. Government Agency Obligations
	(Cost $23,757,399)		23,757,399
	Securities Lending Collateralcc: 17.7%
87,039,301	The Bank of New York Institutional Cash Reserves Fund		87,039,301
	Total Securities Lending Collateral
	(Cost $87,039,301)		87,039,301
	Total Short-Term Investments
	(Cost $110,796,700)		110,796,700
	Total Investments in Securities
	(Cost $499,110,666)*	116.1%	$569,703,987
	Other Assets and Liabilities — Net	(16.1)	(78,943,623)
	Net Assets	100.0	$490,760,364

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $499,625,110
Net unrealized appreciation consists of:
Gross Unrealized Appreciation
	Gross Unrealized Depreciation	$74,933,040
	Net Unrealized Appreciation	(4,854,163)
$70,078,877

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 61.9%
		Advertising: 1.6%
10,400		Omnicom Group	$ 1,064,752
9,631	L	R.H. Donnelley Corp.	682,742
			1,747,494
		Aerospace/Defense: 0.6%
8,600		Northrop Grumman Corp.	638,292
			638,292
		Apparel: 0.5%
10,200	@	Coach, Inc.	510,510
			510,510
		Auto Manufacturers: 0.8%
11,600	L	Paccar, Inc.	851,440
			851,440
		Auto Parts & Equipment: 2.1%
10,900		BorgWarner, Inc.	822,078
16,700		Johnson Controls, Inc.	1,580,154
			2,402,232
		Banks: 5.6%
4,700		City National Corp.	345,920
29,400		Fifth Third Bancorp.	1,137,486
36,900	L	Mellon Financial Corp.	1,591,866
12,800		PNC Financial Services Group, Inc.	921,216
66,800		Wells Fargo & Co.	2,299,924
			6,296,412
		Beverages: 0.9%
10,300		Anheuser-Busch Cos., Inc.	519,738
25,000	@, L	Constellation Brands, Inc.	529,500
			1,049,238
		Biotechnology: 1.3%
18,900	@, L	Genzyme Corp.	1,134,378
25,800	@, L	Millennium Pharmaceuticals, Inc.	293,088
			1,427,466
		Building Materials: 1.2%
47,600		Masco Corp.	1,304,240
			1,304,240
		Commercial Services: 0.1%
4,900	L	H&R Block, Inc.	103,096
			103,096
		Computers: 0.4%
20,200	@	Dell, Inc.	468,842
			468,842
		Diversified Financial Services: 7.0%
57,800		Citigroup, Inc.	2,967,452
12,400		Freddie Mac	737,676
28,100		JP Morgan Chase & Co.	1,359,478
34,700		Morgan Stanley	2,732,972
			7,797,578
		Electric: 3.0%
14,700		American Electric Power Co., Inc.	716,625
29,800		Exelon Corp.	2,047,558
7,600		Northeast Utilities	249,052
11,500		Pepco Holdings, Inc.	333,730
			3,346,965
		Electronics: 0.3%
5,500	@, L	Waters Corp.	319,000
			319,000
		Food: 0.8%
27,300		Sysco Corp.	923,559
			923,559
		Gas: 1.1%
17,500		NiSource, Inc.	427,700
13,900		Sempra Energy	848,039
			1,275,739
		Healthcare — Products: 1.6%
14,600		Johnson & Johnson	879,796
17,500		Medtronic, Inc.	858,550
			1,738,346
		Healthcare — Services: 0.8%
17,160		UnitedHealth Group, Inc.	908,965
			908,965
		Household Products/Wares: 0.6%
8,300	L	Fortune Brands, Inc.	654,206
			654,206

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 1.7%
11,500		Allstate Corp.	$ 690,690
7,100		American International Group, Inc.	477,262
7,900		Hartford Financial Services Group, Inc.	755,082
			1,923,034
		Internet: 2.1%
13,100	@, L	Amazon.com, Inc.	521,249
13,500	@	McAfee, Inc.	392,580
51,542	@, L	Symantec Corp.	891,677
17,400	@, L	Yahoo!, Inc.	544,446
			2,349,952
		Leisure Time: 1.4%
24,000	L	Carnival Corp.	1,124,640
7,800		Harley-Davidson, Inc.	458,250
			1,582,890
		Media: 1.5%
7,300		McGraw-Hill Cos., Inc.	459,024
25,400		News Corp., Inc. - Class A	587,248
14,600	@	Viacom - Class B	600,206
			1,646,478
		Miscellaneous Manufacturing: 2.8%
48,900		General Electric Co.	1,729,104
27,500		Illinois Tool Works, Inc.	1,419,000
			3,148,104
		Oil & Gas: 2.9%
6,000		Chevron Corp.	443,760
13,000		ENSCO International, Inc.	707,200
8,800		EOG Resources, Inc.	627,792
9,700		ExxonMobil Corp.	731,865
12,700	L	GlobalSantaFe Corp.	783,336
			3,293,953
		Oil & Gas Services: 0.6%
20,100	L	Halliburton Co.	637,974
			637,974
		Pharmaceuticals: 5.4%
13,700	L	Allergan, Inc.	1,518,234
32,800		Bristol-Myers Squibb Co.	910,528
4,100	@, L	Cephalon, Inc.	291,961
11,100	@	Medco Health Solutions, Inc.	805,083
21,600		Merck & Co., Inc.	954,072
30,650		Wyeth	1,533,420
			6,013,298
		Retail: 2.2%
18,500	@, L	Chico’s FAS, Inc.	451,955
18,200		Costco Wholesale Corp.	979,888
26,800		Home Depot, Inc.	984,632
			2,416,475
		Semiconductors: 3.5%
24,600		Analog Devices, Inc.	848,454
65,800		Intel Corp.	1,258,754
16,200	L	Linear Technology Corp.	511,758
22,000		National Semiconductor Corp.	531,080
28,300	L	Xilinx, Inc.	728,159
			3,878,205
		Software: 2.7%
22,900	@	BEA Systems, Inc.	265,411
84,100		Microsoft Corp.	2,343,864
17,800	@, L	Red Hat, Inc.	408,154
			3,017,429
		Telecommunications: 2.5%
29,200		AT&T, Inc.	1,151,356
3,774		Embarq Corp.	212,665
75,494		Sprint Nextel Corp.	1,431,366
			2,795,387
		Transportation: 2.3%
17,300		Burlington Northern Santa Fe Corp.	1,391,439
10,700		FedEx Corp.	1,149,501
			2,540,940
		Total Common Stock
		(Cost $58,784,968)	69,007,739
MUTUAL FUNDS: 7.9%
		Open-End Funds: 7.9%
168,374		UBS High Yield Fund	3,637,175
105,061		UBS Small Equity Fund	5,154,369

		Total Mutual Funds
		(Cost $6,682,804)	8,791,544

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 5.2%
		Auto Manufacturers: 0.2%
$ 225,000		DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	$ 221,685
			221,685
		Banks: 0.2%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	31,544
45,000		Bank One Corp., 7.875%, due 08/01/10	48,734
65,000		Capital One Financial Corp., 5.500%, due 06/01/15	64,210
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	48,449
50,000		Wells Fargo & Co., 6.450%, due 02/01/11	52,407
			245,344
		Beverages: 0.0%
40,000	@@, #, C	SABMiller PLC, 6.500%, due 07/01/16	42,343
			42,343
		Chemicals: 0.0%
40,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	39,424
			39,424
		Commercial Services: 0.1%
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	71,287
			71,287
		Cosmetics/Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	36,734
			36,734
		Diversified Financial Services: 2.5%
20,000		American General Finance Corp., 5.375%, due 10/01/12	20,113
56,000		Citigroup, Inc., 5.000%, due 09/15/14	54,754
345,000		Citigroup, Inc., 5.625%, due 08/27/12	351,655
50,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	48,877
65,000	C	Credit Suisse First Boston USA, Inc., 6.500%, due 01/15/12	68,400
630,000		Ford Motor Credit Co., 5.800%, due 01/12/09	618,252
330,000		General Electric Capital Corp., 6.000%, due 06/15/12	343,262
30,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	34,100
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	130,249
190,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	201,036
40,000	#, C	Harley-Davidson, Inc., 3.625%, due 12/15/08	38,995
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	158,159
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	92,178
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	78,937
85,000	L	Lehman Brothers Holdings, Inc., 5.250%, due 02/06/12	85,012
190,000	C	Morgan Stanley, 6.750%, due 04/15/11	201,135
115,000	C	Residential Capital Corp., 6.125%, due 11/21/08	114,985
130,000	C	Residential Capital Corp., 6.375%, due 06/30/10	130,059
			2,770,158
		Electric: 0.3%
70,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	68,257
50,000	C	Exelon Generation Co., LLC, 5.350%, due 01/15/14	48,544
35,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	35,202
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,369
85,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	90,878
			272,250
		Food: 0.1%
90,000		Kraft Foods, Inc., 5.625%, due 11/01/11	91,189
			91,189
		Household Products/Wares: 0.1%
105,000	C	Fortune Brands, Inc., 5.375%, due 01/15/16	101,080
			101,080
		Media: 0.3%
185,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	194,977
80,000	C	Time Warner, Inc., 6.875%, due 05/01/12	85,341
			280,318
		Multi-National: 0.0%
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	45,257
			45,257
		Office/Business Equipment: 0.0%
25,000	C	Pitney Bowes, Inc., 4.625%, due 10/01/12	24,467
			24,467
		Oil & Gas: 0.1%
35,000	@@, C	Anadarko Finance Co., 6.750%, due 05/01/11	36,791
60,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	63,891
			100,682
		Pharmaceuticals: 0.2%
90,000		Abbott Laboratories, 5.600%, due 05/15/11	91,863
105,000	C	Allergan, Inc., 5.750%, due 04/01/16	107,402
35,000	L	Teva Pharmaceutical Finance, LLC, 5.550%, due 02/01/16	34,411
35,000	C	Wyeth, 5.500%, due 03/15/13	35,343
			269,019

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Pipelines: 0.2%
$ 50,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	$ 48,431
100,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	92,538
35,000	C	Spectra Energy Capital, LLC, 5.668%, due 08/15/14	34,685
			175,654
		Real Estate Investment Trusts: 0.1%
85,000	C	Prologis, 5.625%, due 11/15/15	85,828
			85,828
		Savings & Loans: 0.4%
250,000		Washington Mutual Bank, 5.500%, due 01/15/13	249,794
230,000		Washington Mutual Bank, 5.950%, due 05/20/13	235,024
			484,818
		Telecommunications: 0.3%
35,000	C	AT&T Corp., 8.000%, due 11/15/31	43,383
30,000	C	BellSouth Corp., 6.550%, due 06/15/34	30,943
25,000	C	New Cingular Wireless Services, Inc., 8.750%, due 03/01/31	32,341
65,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	76,882
160,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	155,340
			338,889
		Transportation: 0.1%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	27,140
65,000		Norfolk Southern Corp., 5.257%, due 09/17/14	63,519
			90,659
		Total Corporate Bonds/Notes
		(Cost $5,783,008)	5,787,085
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.9%
		Federal Home Loan Bank: 1.0%
1,005,000	L	5.000%, due 02/20/09	1,007,416
75,000		5.000%, due 10/02/09	75,325
			1,082,741
		Federal Home Loan Mortgage Corporation: 2.5%
175,436		4.500%, due 05/01/34	165,197
261,193		4.500%, due 12/01/34	245,949
155,000		4.625%, due 02/21/08	154,410
500,599		5.500%, due 04/01/18	502,909
142,761		5.500%, due 01/01/19	143,420
248,801		5.500%, due 05/01/20	249,491
365,000	C	5.600%, due 10/17/13	365,795
180,000		5.750%, due 06/27/16	187,107
45,246		6.000%, due 12/01/17	46,082
110,365		6.000%, due 03/01/29	112,104
475,000	C	6.000%, due 10/15/31	485,212
21,124		6.500%, due 06/01/29	21,783
114,995		7.000%, due 07/01/32	119,712
			2,799,171
		Federal National Mortgage Association: 6.1%
95,000		4.250%, due 08/15/10	93,445
535,000		4.375%, due 03/15/13	521,612
461,629		4.749%, due 03/01/35	473,266
343,867		4.877%, due 05/01/35	355,221
486,392		4.917%, due 02/01/35	495,281
330,000	C	5.200%, due 11/08/10	329,612
453,735		5.500%, due 11/01/17	456,111
207,688		5.500%, due 12/01/17	208,775
927,184		5.500%, due 05/01/18	931,701
394,235		5.500%, due 03/01/20	396,299
51,815		6.000%, due 08/01/17	52,754
35,333		6.000%, due 04/01/18	35,985
550,332		6.000%, due 06/01/23	559,424
68,048		6.000%, due 03/01/29	69,106
221,054		6.000%, due 12/01/29	224,493
245,000	C	6.070%, due 05/12/16	246,601
300,000		6.250%, due 02/01/11	314,972
184,315		6.500%, due 06/01/17	188,929
230,556		6.500%, due 12/01/28	237,953
23,231		6.500%, due 05/01/30	23,976
160,297		6.500%, due 07/01/31	165,161
345,000	L	6.625%, due 11/15/30	407,976
			6,788,653
		Government National Mortgage Association: 0.3%
236,430		6.000%, due 07/15/29	240,514
102,883		6.000%, due 01/20/34	104,076
19,855		6.125%, due 12/20/29	20,075
			364,665
		Total U.S. Government Agency Obligations
		(Cost $11,068,458)	11,035,230

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury Bonds: 3.8%
$ 55,000	L	3.875%, due 02/15/13	$ 53,142
610,000	L	4.500%, due 02/15/36	575,307
1,915,000	L	5.125%, due 05/15/16	1,980,604
730,000	L	6.250%, due 08/15/23	838,303
475,000	L	8.125%, due 08/15/21	632,270
120,000	L	8.750%, due 05/15/17	158,672
			4,238,298
		U.S. Treasury Notes: 1.7%
1,260,000	L	4.625%, due 10/31/11	1,264,528
700,000		4.750%, due 12/31/08	701,149
			1,965,677
		Total U.S. Treasury Obligations
		(Cost $6,234,567)	6,203,975
ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.4%
500,000	C	WFS Financial Owner Trust, 4.840%, due 11/19/12	496,278
			496,278
		Credit Card Asset-Backed Securities: 0.5%
500,000	C	American Express Credit Account Master Trust, Discount Note, due 10/15/12	500,000
			500,000
		Other Asset-Backed Securities: 1.1%
17,402	#, C	Countrywide Asset-Backed Certificates, 5.660%, due 06/25/33	17,465
300,000	C	GSAMP Trust, 5.658%, due 09/25/36	301,657
500,000	C	Lehman XS Trust, 6.000%, due 12/25/35	498,784
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	207,716
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	168,892
			1,194,514
		Total Asset-Backed Securities
		(Cost $2,198,005)	2,190,792
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
175,000	C	Banc of America Commercial Mortgage, Inc., 5.356%, due 10/10/45	174,819
200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	209,612
230,535	C	Credit Suisse First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	231,201
52,241	C	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	53,518
199	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	199
99,428	C	First Horizon Alternative Mortgage Securities, 5.300%, due 09/25/34	100,007
30,379	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	30,429
500,000	#	GS Mortgage Securities Corp. II, 5.396%, due 03/21/46	496,145
400,000	#	GS Mortgage Securities Corp. II, 5.816%, due 06/23/46	406,887
47,922	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	47,988
46,665	#, C	GS Mortgage Securities Corp. II, 6.940%, due 07/13/30	46,609
181,739	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20	188,024
350,000	C	Indymac Index Mortgage Loan Trust, 5.591%, due 12/25/35	349,923
400,000	C	JP Morgan Alternative Loan Trust, 6.300%, due 09/25/36	410,805
213,341		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	220,625
64,686	#, C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	63,683
444,963	C	MLCC Mortgage Investors, Inc., 5.797%, due 05/25/36	444,442
181,652	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	190,908
87,370	C	Morgan Stanley Mortgage Loan Trust, 6.418%, due 09/25/34	88,735
100,000	@@, #, C	Paragon Mortgages PLC, 6.110%, due 05/15/43	100,170
296,965	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	311,672
375,000	C	Residential Asset Securitization Trust, 6.083%, due 05/25/36	377,657
543,000	C	Structured Adjustable Rate Mortgage Loan Trust, 5.574%, due 06/25/36	538,849
241,828	C	Washington Mutual Mortgage Pass-Through Certificates, 6.083%, due 11/25/42	243,035
648,975	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 08/25/36	649,268
		Total Collateralized Mortgage Obligations
		(Cost $5,999,540)	5,975,210
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
200,000	@@	Egypt Government Aid Bonds, 4.450%, due 09/15/15	193,495
		Total Other Bonds
		(Cost $193,630)	193,495

		Total Long-Term Investments
		(Cost $96,944,980)	109,185,070

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 20.2%
		U.S. Government Agency Obligations: 0.6%
$ 706,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$ 705,814

		Total U.S. Government Agency Obligations
		(Cost $705,814)		705,814
		U.S. Treasury Bills: 1.2%
1,390,000	L	4.770%, due 05/31/07		1,378,860
		Total U.S. Treasury Bills
		(Cost $1,378,860)		1,378,860
		Securities Lending Collateralcc: 18.4%
20,455,042		The Bank of New York Institutional Cash Reserves Fund		20,455,042
		Total Securities Lending Collateral
		(Cost $20,455,042)		20,455,042
		Total Short-Term Investments
		(Cost $22,539,716)		22,539,716
		Total Investments in Securities
		(Cost $119,484,696)*	118.1%	$ 131,724,786
		Other Assets and Liabilities - Net	(18.1)	(20,229,157)
		Net Assets	100.0%	$ 111,495,629
	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

	*	Cost for federal income tax purposes is $119,717,984 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$ 13,062,857
		Gross Unrealized Depreciation		(1,056,055)
		Net Unrealized Appreciation		$ 12,006,802

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Apparel: 1.5%
15,176		Nike, Inc.	$1,612,602
			1,612,602
		Beverages: 1.4%
30,294		Coca-Cola Co.	1,454,112
			1,454,112
		Biotechnology: 1.3%
16,274	@	Genentech, Inc.	1,336,421
			1,336,421
		Building Materials: 1.3%
43,056	@, @@, L	Cemex SA de CV ADR	1,410,084
			1,410,084
		Chemicals: 5.3%
100,894		Monsanto Co.	5,545,134
			5,545,134
		Commercial Services: 8.5%
31,311	L	Corporate Executive Board Co.	2,378,384
54,009	@, L	Iron Mountain, Inc.	1,411,255
32,808	@	Monster Worldwide, Inc.	1,554,115
41,547	L	Moody's Corp.	2,578,407
46,575	L	Western Union Co.	1,022,321
			8,944,482
		Computers: 2.2%
24,378	@	Apple, Inc.	2,264,960
			2,264,960
		Distribution/Wholesale: 1.2%
410,000	@@	Li & Fung Ltd.	1,282,169
			1,282,169
		Diversified Financial Services: 4.6%
57,460		American Express Co.	3,240,744
2,646		Chicago Mercantile Exchange Holdings, Inc.	1,408,889
4,613		Fortress Investment Group, LLC	132,301
			4,781,934
		Food: 1.6%
16,819	@@	Nestle SA ADR	1,629,995
			1,629,995
		Healthcare — Products: 1.4%
32,907		Dade Behring Holdings, Inc.	1,442,972
			1,442,972
		Healthcare — Services: 1.5%
29,149		UnitedHealth Group, Inc.	1,544,023
			1,544,023
		Insurance: 2.9%
844	@, L	Berkshire Hathaway, Inc.	3,072,160
			3,072,160
		Internet: 16.9%
78,483	@, L	Amazon.com, Inc.	3,122,839
165,536	@	eBay, Inc.	5,487,517
12,643	@	Google, Inc.	5,792,517
103,356	@, L	Yahoo!, Inc.	3,234,009
			17,636,882
		Iron/Steel: 2.0%
32,468		Nucor Corp.	2,114,641
			2,114,641
		Lodging: 6.0%
67,254		Marriott International, Inc.	3,292,756
32,029	L	Wynn Resorts Ltd.	3,038,271
			6,331,027
		Media: 5.0%
120,374	@@, L	Grupo Televisa SA ADR	3,587,145
25,392	L	McGraw-Hill Cos., Inc.	1,596,649
			5,183,794
		Oil & Gas: 3.7%
73,939	@, L	Ultra Petroleum Corp.	3,928,379
			3,928,379
		Real Estate: 5.6%
111,201	@@	Brookfield Asset Management, Inc.	5,811,364
			5,811,364
		Retail: 14.7%
27,123		Abercrombie & Fitch Co.	2,052,669
11,923	@	Autozone, Inc.	1,527,813
56,407	L	Costco Wholesale Corp.	3,036,953

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
38,811		Home Depot, Inc.	$ 1,425,916
47,176		McDonald's Corp.	2,125,279
28,797	@, L	Sears Holding Corp.	5,188,068
			15,356,698
		Telecommunications: 5.1%
66,252	@@	America Movil SA de CV ADR	3,166,183
20,983	@@	China Mobile Ltd. ADR	941,088
38,271	@, L	Crown Castle International Corp.	1,229,647
			5,336,918
		Transportation: 3.6%
43,823		CH Robinson Worldwide, Inc.	2,092,548
39,623	L	Expeditors International Washington, Inc.	1,637,222
			3,729,770
		Total Common Stock
		(Cost $82,580,603)	101,750,521

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.9%
		U.S. Government Agency Obligations: 2.3%
$2,364,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$2,363,376
		Total U.S. Government Agency Obligations
		(Cost $2,363,376)		2,363,376
		Securities Lending Collateralcc: 27.6%
28,928,000		The Bank of New York Institutional Cash Reserves Fund		28,928,000
		Total Securities Lending Collateral
		(Cost $28,928,000)		28,928,000
		Total Short-Term Investments
		(Cost $31,291,376)		31,291,376
		Total Investments in Securities
		(Cost $507,860,302)*	127.2%	$133,041,897
		Other Assets and Liabilities — Net	(27.2)	(28,449,869)
		Net Assets	100%	$104,592,028
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $114,043,216.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,368,580
		Gross Unrealized Depreciation		(1,369,899)
		Net Unrealized Appreciation		$18,998,681

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Canada: 1.1%
276,193	L	Torstar Corp. — Class B	$4,715,257
			4,715,257
		Finland: 3.8%
282,801	L	Kone OYJ	16,147,374
			16,147,374
		France: 7.8%
64,356	L	Groupe Danone	10,529,494
52,980		Pernod-Ricard SA	10,772,633
132,280		Sanofi-Aventis	11,510,200
			32,812,327
		Germany: 0.2%
6,032		Henkel KGaA	894,465
			894,465
		Japan: 2.4%
350,000	L	Kao Corp.	10,232,851
			10,232,851
		Netherlands: 6.4%
545,796		Reed Elsevier NV	9,667,670
583,935		Wolters Kluwer NV	17,518,233
			27,185,903
		Spain: 4.1%
271,897	L	Altadis SA	17,438,548
			17,438,548
		Sweden: 3.5%
832,300		Swedish Match AB	14,867,478
			14,867,478
		Switzerland: 4.7%
26,784		Nestle SA	10,437,153
171,779	L	Novartis AG	9,596,623
			20,033,776
		United Kingdom: 36.3%
1,051,058		British American Tobacco PLC	32,978,447
2,223,619		Cadbury Schweppes PLC	28,579,608
507,872		Diageo PLC	10,294,892
461,029		GlaxoSmithKline PLC	12,725,857
426,559	L	Imperial Tobacco Group PLC	19,131,574
397,190		Reckitt Benckiser PLC	20,713,023
925,210		SMG PLC	1,156,126
435,860		Unilever PLC	13,162,987
996,365		WPP Group PLC	15,128,523
			153,871,037
		United States: 26.1%
217,556	L	Altria Group, Inc.	19,103,592
108,157		Brown-Forman Corp.	7,090,773
305,630	@, L	Career Education Corp.	9,321,715
134,127	L	Fortune Brands, Inc.	10,571,890
154,699	L	Harley-Davidson, Inc.	9,088,566
216,588	L	Kellogg Co.	11,139,121
153,368		Kimberly-Clark Corp.	10,504,174
313,067	L	New York Times Co.	7,360,205
642,923		Pfizer, Inc.	16,240,235
228,239	L	Scotts Miracle-Gro Co.	10,049,363
2,367		Weight Watchers International, Inc.	108,777
			110,578,411
		Total Common Stock
		(Cost $306,648,444)	408,777,427

Principal Amount		Value
SHORT-TERM INVESTMENTS: 33.9%
	U.S. Government Agency Obligations: 3.8%
$16,024,000	Federal Home Loan Bank, 4.750%, due 04/02/07	$16,019,771
	Total U.S. Government Agency Obligations
	(Cost$16,019,771)	16,019,771
	Securities Lending Collateralcc: 30.1%
127,901,328	The Bank of New York Institutional Cash Reserves Fund	127,901,328
	Total Securities Lending Collateral
	(Cost $127,901,328)	127,901,328
	Total Short-Term Investments
	(Cost $16,019,771)	143,921,099

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $450,569,543)*	130.3%	$552,698,526
	Other Assets and Liabilities — Net	(30.3)	(128,612,179)
	Net Assets	100.0%	$424,086,347
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $450,651,664.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$106,636,274
	Gross Unrealized Depreciation		(4,589,412)
	Net Unrealized Appreciation		$102,046,862

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 1.8%
71,760	L	Northrop Grumman Corp.	$5,326,027
249,440		Raytheon Co.	13,085,622
			18,411,649
		Agriculture: 1.7%
198,410		Altria Group, Inc.	17,422,382
			17,422,382
		Auto Manufacturers: 1.2%
670,750	@, L	Ford Motor Co.	5,292,218
219,130	@@	Honda Motor Co., Ltd. ADR	7,641,063
			12,933,281
		Banks: 3.2%
266,191		Bank of America Corp.	13,581,065
235,100		Fifth Third Bancorp.	9,096,019
146,970		PNC Financial Services Group, Inc.	10,577,431
			33,254,515
		Beverages: 1.8%
383,420		Coca-Cola Co.	18,404,160
			18,404,160
		Chemicals: 4.5%
539,440	@@, L	Bayer AG ADR	34,507,977
240,370	L	EI DuPont de Nemours & Co.	11,881,489
			46,389,466
		Commercial Services: 0.1%
70,090	L	H&R Block, Inc.	1,474,694
			1,474,694
		Computers: 0.4%
96,463	L	Hewlett-Packard Co.	3,872,025
			3,872,025
		Cosmetics/Personal Care: 1.1%
182,150	L	Procter & Gamble Co.	11,504,594
			11,504,594
		Diversified Financial Services: 12.4%
844,550		Charles Schwab Corp.	15,446,820
624,470		Citigroup, Inc.	32,060,290
366,150		Freddie Mac	21,782,264
11,680		Goldman Sachs Group, Inc.	2,413,438
770,109		JP Morgan Chase & Co.	37,257,873
241,260	L	Merrill Lynch & Co., Inc.	19,703,704
			128,664,389
		Electric: 4.7%
269,610	L	American Electric Power Co., Inc.	13,143,488
204,030	L	Entergy Corp.	21,406,828
210,940		FirstEnergy Corp.	13,972,666
			48,522,982
		Electronics: 0.4%
149,930	L	Applera Corp. — Applied Biosystems Group	4,433,430
			4,433,430
		Food: 4.2%
287,470	@@, L	Cadbury Schweppes PLC ADR	14,767,334
157,170		ConAgra Foods, Inc.	3,915,105
220,950	L	Kraft Foods, Inc.	6,995,277
72,640	L	Supervalu, Inc.	2,838,045
501,740	@@	Unilever NV ADR	14,660,843
			43,176,604
		Healthcare — Products: 0.6%
444,190	@	Boston Scientific Corp.	6,458,523
			6,458,523
		Household Products/Wares: 0.5%
77,980		Kimberly-Clark Corp.	5,340,850
			5,340,850
		Insurance: 9.0%
264,660	@@	Aegon NV ADR	5,277,320
302,130		Chubb Corp.	15,611,057
65,280	L	Cigna Corp.	9,312,845
118,740		Hartford Financial Services Group, Inc.	11,349,169
803,190		Marsh & McLennan Cos., Inc.	23,525,435
371,883		Travelers Cos, Inc.	19,252,383
134,870	@@, L	XL Capital Ltd. — Class A	9,435,505
			93,763,714
		Internet: 3.2%
167,660	@, L	Amazon.com, Inc.	6,671,191

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
861,740	@, L	Symantec Corp.	$14,908,102
371,650	@, L	Yahoo!, Inc.	11,628,929
			33,208,222
		Media: 5.6%
117,809		Clear Channel Communications, Inc.	4,128,027
274,335	@, L	Comcast Corp.	7,118,993
1,402,560	L	Time Warner, Inc.	27,658,483
477,225	@, L	Viacom — Class B	19,618,720
			58,524,223
		Mining: 1.1%
279,620	L	Newmont Mining Corp.	11,741,244
			11,741,244
		Miscellaneous Manufacturing: 6.9%
784,140		General Electric Co.	27,727,190
64,680	@@, L	Ingersoll-Rand Co.	2,805,172
194,970	@@, L	Siemens AG ADR	20,900,784
635,700	@@	Tyco International Ltd.	20,056,335
			71,489,481
		Oil & Gas: 4.5%
241,490		ConocoPhillips	16,505,842
140,910	L	ExxonMobil Corp.	10,631,660
69,100		Occidental Petroleum Corp.	3,407,321
250,750	@@	Royal Dutch Shell PLC ADR	16,624,725
			47,169,548
		Oil & Gas Services: 1.2%
183,000	L	Schlumberger Ltd.	12,645,300
			12,645,300
		Pharmaceuticals: 15.2%
467,880		Abbott Laboratories	26,107,704
764,840		Bristol-Myers Squibb Co.	21,231,958
415,450	L	Eli Lilly & Co.	22,313,820
134,830	@@, L	GlaxoSmithKline PLC ADR	7,450,706
529,700		Pfizer, Inc.	13,380,222
203,960	@@	Roche Holding AG ADR	17,960,106
95,360	@@, L	Sanofi-Aventis ADR	4,149,114
1,129,010	L	Schering-Plough Corp.	28,801,040
345,500		Wyeth	17,285,365
			158,680,035
		Pipelines: 0.5%
191,610		Williams Cos., Inc.	5,453,221
			5,453,221
		Retail: 3.8%
294,950		Home Depot, Inc.	10,836,463
135,210		McDonald's Corp.	6,091,211
102,120	@, L	Office Depot, Inc.	3,588,497
312,200	@	Rite Aid Corp.	1,801,394
377,250	L	Wal-Mart Stores, Inc.	17,711,888
			40,029,453
		Semiconductors: 1.3%
345,186	L	Intel Corp.	6,603,408
560,040	@, L	Micron Technology, Inc.	6,765,283
			13,368,691
		Telecommunications: 6.0%
695,000	@@, L	Alcatel SA ADR	8,214,900
106,706	L	Embarq Corp.	6,012,883
309,390	@@, L	France Telecom SA ADR	8,167,896
794,336		Sprint Nextel Corp.	15,060,611
664,284		Verizon Communications, Inc.	25,189,649
			62,645,939
		Total Common Stock
		(Cost $824,517,503)	1,008,982,615
EXCHANGE-TRADED FUNDS: 0.6%
		Exchange-Traded Funds: 0.6%
422,200	L	iShares MSCI Japan Index Fund	6,151,454
		Total Exchange-Traded Funds
		(Cost $6,160,783)	6,151,454
		Total Long-Term Investments
		(Cost $830,678,286)	1,015,134,069

Principal Amount		Value
SHORT-TERM INVESTMENTS: 26.6%
	U.S. Government Agency Obligations: 2.7%
$27,600,000	Federal Home Loan Bank, 5.000%, due 04/02/07	$27,592,333
	Total U.S. Government Agency Obligations
	(Cost $27,592,333)	27,592,333

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateralcc: 23.9%
$249,213,913		The Bank of New York Institutional Cash Reserves Fund		$249,213,913
		Total Securities Lending Collateral
		(Cost $249,213,913)		249,213,913
		Total Short-Term Investments
		(Cost $276,806,246)		276,806,246
		Total Investments in Securities
		(Cost $1,107,484,532)*	124.1%	$1,291,940,315
		Other Assets and Liabilities — Net	(24.1)	(251,078,361)
		Net Assets	100.0%	$1,040,861,954

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $1,111,032,885.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$191,700,362
		Gross Unrealized Depreciation		(10,792,932)
		Net Unrealized Appreciation		$180,907,430

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Home Builders: 0.3%
147,697	L	Brookfield Homes Corp.	$4,741,074
			4,741,074
		Lodging: 9.8%
89,114	@, W, L	Gaylord Entertainment Co.	4,711,457
1,260,252	L	Hilton Hotels Corp.	45,318,662
586,410	@, L	Morgans Hotel Group Co.	12,320,474
1,105,190		Starwood Hotels & Resorts Worldwide, Inc.	71,671,572
			134,022,165
		Real Estate: 7.1%
1,567,072	L	Brookfield Properties Co. (U.S. Denominated Security)	63,153,002
300,400		Brookfield Properties Co.	12,216,353
336,400	L	Forest City Enterprises, Inc.	22,262,952
			97,632,307
		Real Estate Investment Trusts: 79.1%
184,835		Acadia Realty Trust	4,818,648
556,320		AMB Property Corp.	32,706,053
129,070	L	American Campus Communities, Inc.	3,909,530
4,090	L	Apartment Investment & Management Co.	235,952
893,558	L	Archstone-Smith Trust	48,502,328
414,478		AvalonBay Communities, Inc.	53,882,140
612,541		Boston Properties, Inc.	71,912,313
888,228		Brandywine Realty Trust	29,675,697
477,264	L	BRE Properties, Inc.	30,139,222
20,065		Camden Property Trust	1,410,770
166,870	L	Cedar Shopping Centers, Inc.	2,703,294
98,726	L	Colonial Properties Trust	4,508,816
20,600		DCT Industrial Trust, Inc.	243,698
301,431		Equity Lifestyle Properties, Inc.	16,280,288
2,080		Equity One, Inc.	55,120
1,803,745	L	Equity Residential	86,994,621
221,376		Essex Property Trust, Inc.	28,663,764
372,274		Federal Realty Investment Trust	33,735,470
706,926	L	General Growth Properties, Inc.	45,646,212
197,052		GMH Communities Trust	1,968,549
4,860	L	Health Care Property Investors, Inc.	175,106
421,891		Hersha Hospitality Trust	4,969,876
130,908	L	Highwoods Properties, Inc.	5,169,557
2,959,271		Host Hotels & Resorts, Inc.	77,858,421
26,813		Kilroy Realty Corp.	1,977,459
2,070		Kimco Realty Corp.	100,892
3,930		LaSalle Hotel Properties	180,729
1,244,668	@@, X	Legacy Hotels Real Estate Investment Trust	14,612,402
432,126		Liberty Property Trust	21,053,179
503,835	L	Macerich Co.	46,534,201
737,038		Mack-Cali Realty Corp.	35,105,120
30,240		Maguire Properties, Inc.	1,075,334
145,640		Mid-America Apartment Communities, Inc.	8,193,706
32,352	L	Parkway Properties, Inc.	1,690,392
780,398		Post Properties, Inc.	35,687,601
329,109	L	Prologis	21,369,047
498,837		Public Storage, Inc.	47,224,899
34,210		Ramco-Gershenson Properties	1,221,639
534,738	L	Regency Centers Corp.	44,677,360
254,200	L	Republic Property Trust	2,920,758
1,117,614	L	Simon Property Group, Inc.	124,334,558
35,358		SL Green Realty Corp.	4,850,410
43,485		Sovran Self Storage, Inc.	2,409,504
1,328,096	L	Strategic Hotel Capital, Inc.	30,373,556
285,789		Sunstone Hotel Investors, Inc.	7,790,608
90,383		Taubman Centers, Inc.	5,241,310
357,495	L	Vornado Realty Trust	42,663,453
			1,087,453,562
		Total Common Stock
		(Cost $889,999,552)	1,323,849,108
PREFERRED STOCK: 0.0%
		Real Estate Investment Trusts: 0.0%
7,305		Simon Property Group LP	646,493
		Total Preferred Stock
		(Cost $391,183)	646,493
		Total Long-Term Investments
		(Cost $890,390,735)	1,324,495,601

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.9%
		U.S. Government Agency Obligations: 3.0%
$41,460,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$41,449,059
		Total U.S. Government Agency Obligations
		(Cost $41,449,059)		41,449,059
		Securities Lending Collateralcc: 13.9%
190,991,481		The Bank of New York Institutional Cash Reserves Fund		190,991,481
		Total Securities Lending Collateral
		(Cost $190,991,481)		190,991,481
		Total Short-Term Investments
		(Cost $232,440,540)		232,440,540
		Total Investments in Securities
		(Cost $1,122,831,275)*	113.2%	$1,556,936,141
		Other Assets and Liabilities — Net	(13.2)	(181,704,018)
		Net Assets	100.0%	$1,375,232,123
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $1,118,175,169.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$439,620,716
		Gross Unrealized Depreciation		(859,744)
		Net Unrealized Appreciation		$438,760,972

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 88.1%
		Australia: 4.5%
108,530		Amcor Ltd.	$661,682
16,782		Ansell Ltd.	157,109
47,859		APN News & Media Ltd.	227,568
38,292		Australia & New Zealand Banking Group Ltd.	918,883
87,032		BHP Billiton Ltd.	2,108,172
314,916		BlueScope Steel Ltd.	2,671,122
30,059		Boral Ltd.	200,116
172,921		Coles Myer Ltd.	2,270,211
201,282		Commonwealth Property Office Fund	222,713
37,404		Computershare Ltd.	327,858
7,902		CSL Ltd.	525,326
73,204		CSR Ltd.	201,576
48,788		Foster’s Group Ltd.	269,900
55,305		GPT Group	220,854
73,263		Harvey Norman Holdings Ltd.	279,096
140,783	**	ING Industrial Fund	268,556
18,241		Lend Lease Corp., Ltd.	294,506
71,600		Macquarie Airports Management Ltd.	230,890
40,922		Macquarie Goodman Group	231,221
755,091		Macquarie Office Trust	925,134
61,187		OneSteel Ltd.	254,863
112,683		Pacific Brands Ltd.	279,482
125,004		Qantas Airways Ltd.	529,240
3,254		Rio Tinto Ltd.	207,100
155,582		Santos Ltd.	1,269,626
118,439		Stockland	780,392
309,727		Suncorp-Metway Ltd.	5,200,655
63,906		TABCORP Holdings Ltd.	852,420
76,521		Tattersall’s Ltd.	318,416
482,017		Telstra Corp., Ltd.	1,818,514
27,096		Wesfarmers Ltd.	826,183
47,361		Zinifex Ltd.	602,784
			26,152,168
		Austria: 0.1%
31,825	@	Immofinanz Immobilien Anlagen AG	511,813
			511,813
		Belgium: 1.4%
7,025	@	AGFA-Gevaert NV	159,027
3,077		Delhaize Group	283,939
1,663		D’ieteren SA	685,126
150,986		Fortis	6,904,895
1,279		KBC Groep NV	159,274
			8,192,261
		Bermuda: 0.0%
6,827		Frontline Ltd.	238,303
731		Ship Finance International Ltd.	20,084
			258,387
		Denmark: 1.4%
214		AP Moller - Maersk A/S	2,222,054
2,850		Carlsberg A/S	309,625
60,600		Novo-Nordisk A/S	5,525,387
			8,057,066
		Finland: 0.8%
34,203		Kesko OYJ	1,831,488
47,211		Nokia OYJ	1,087,836
7,065	@	Orion OYJ	170,352
4,099		Outokumpu OYJ	141,090
25,603		Rautaruukki OYJ	1,192,901
			4,423,667
		France: 8.8%
6,601		Air France-KLM	301,918
12,388		Alcatel SA	146,352
29,081	@	Atos Origin	1,957,742
7,185		AXA SA	305,561
63,671		BNP Paribas	6,659,658
81,943		Bouygues SA	6,347,646
37,680		Capgemini SA	2,867,951
3,351		Casino Guichard Perrachon SA	339,703
1,670		Cie de Saint-Gobain	163,963
154,821		Credit Agricole SA	6,051,501
10,906		France Telecom SA	288,996
40,927		Groupe Danone	6,696,200
1,041		Lafarge SA	163,561
1,384		LVMH Moet Hennessy Louis Vuitton SA	153,722
11,789		Sanofi-Aventis	1,025,807
6,146		Scor SA	166,008
45,075		Societe Generale	7,793,857
17,658		Sodexho Alliance SA	1,295,859
3,290		Technip SA	239,356
51,873		Total SA	3,623,880
4,165		Veolia Environnement	310,009
118,379		Vivendi	4,824,658
			51,723,908
		Germany: 8.0%
41,556		Allianz AG	8,517,956
3,708		Commerzbank AG	163,949

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Germany (continued)
48,274		Deutsche Bank AG	$6,495,079
115,076		Deutsche Lufthansa AG	3,128,196
9,208		Deutsche Post AG	277,731
4,911		E.ON AG	664,873
6,880		Heidelberger Druckmaschinen	315,492
1,103		Henkel KGaA	163,560
36,430		Hochtief AG	3,702,688
19,823	@	Infineon Technologies AG	308,960
1,239		Merck KGaA	159,999
40,849		Muenchener Rueckversicherungs AG	6,897,848
2,792		Rheinmetall AG	259,686
25,001		RWE AG	2,643,319
25,340		Salzgitter AG	3,704,074
10,359		Siemens AG	1,109,306
120,418		ThyssenKrupp AG	5,977,432
6,626	@	TUI AG	163,629
11,342		Volkswagen AG	1,703,681
3,274		Wincor Nixdorf AG	307,534
			46,664,992
		Gibraltar: 0.1%
419,973		PartyGaming PLC	429,085
			429,085
		Greece: 0.2%
24,582		Coca-Cola Hellenic Bottling Co. SA	1,037,472
24,906		Hellenic Petroleum SA	353,637
			1,391,109
		Hong Kong: 2.0%
21,700		CLP Holdings Ltd.	158,507
344,000		Giordano Intl., Ltd.	167,353
68,000		HongKong Electric Holdings	348,649
86,000		Hysan Development Co., Ltd.	232,826
799,000		Noble Group Ltd.	786,738
176,000		Orient Overseas International Ltd.	1,630,435
435,348	@	Swire Pacific Ltd.	4,883,048
951,477		Wharf Holdings Ltd.	3,516,419
61,500		Yue Yuen Industrial Holdings	208,185
			11,932,160
		Ireland: 0.3%
89,073		Depfa Bank PLC	1,594,225
			1,594,225
		Italy: 4.6%
286,452		Autogrill S.p.A.	5,497,114
10,286		Banche Popolari Unite Scpa	305,085
527,174		Capitalia S.p.A.	4,766,873
21,042		ENI S.p.A.	684,745
3,425		Fondiaria-Sai S.p.A.	157,566
871,533		Intesa Sanpaolo S.p.A.	6,624,004
6,878		Italcementi S.p.A.	206,559
3,975		Lottomatica S.p.A.	158,693
13,755		Mediaset S.p.A.	150,231
232,016		Pirelli & C S.p.A.	256,601
1,967,077		Telecom Italia S.p.A.	5,620,208
841,058		Telecom Italia S.p.A.	2,080,685
37,354		UniCredito Italiano S.p.A.	355,693
			26,864,057
		Japan: 20.0%
43,000		77 Bank Ltd.	279,932
9,000		Aeon Co., Ltd.	178,481
75,000		All Nippon Airways Co., Ltd.	294,248
26,000		Amada Co., Ltd.	296,256
41,000		Asahi Kasei Corp.	297,273
34,000		Bank of Fukuoka Ltd.	274,389
280,000		Bank of Yokohama Ltd.	2,081,459
7,200		Canon Sales Co., Inc.	150,503
93,700		Canon, Inc.	5,031,151
74,000		Chiba Bank Ltd.	650,382
11,800		Circle K Sunkus Co., Ltd.	220,060
97,000		COMSYS Holdings Corp.	1,037,576
128,000		Dai Nippon Printing Co., Ltd.	2,008,946
22,000		Daifuku Co., Ltd.	318,048
4,700		Daiichi Sankyo Co., Ltd.	143,843
72,000		Dainippon Ink & Chemicals	285,208
36,000		Dainippon Screen Manufacturing Co., Ltd.	271,394
105,000		Daiwa House Industry Co., Ltd.	1,715,525
54		Dentsu, Inc.	150,561
36,300		Eisai Co., Ltd.	1,739,613
12,700	@	Elpida Memory, Inc.	490,915
7,600		FamilyMart Co., Ltd.	210,976
473,000		Fujikura Ltd.	3,321,088
22,000		Fujitsu Ltd.	145,968
48,000		Furukawa Electric Co., Ltd.	291,765
202		Goodwill Group, Inc.	158,380
184,000		Gunma Bank Ltd.	1,299,530
2,230		Hakuhodo DY Holdings, Inc.	155,690
3,400		Hikari Tsushin, Inc.	154,341
26,000		Hitachi Cable Ltd.	147,452
31,000		Hitachi Chemical Co., Ltd.	726,936
10,300		Hitachi High-Technologies Corp.	280,541
5,700		Ibiden Co., Ltd.	294,366
29		Inpex Holdings, Inc.	250,268
317,000		Itochu Corp.	3,130,736
10,000		JGC Corp.	163,589
43,000		Joyo Bank Ltd.	267,580

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
33,000		Kaneka Corp.	$313,951
112,000		Kawasaki Kisen Kaisha Ltd.	1,061,625
23,000		Keisei Electric Railway Co., Ltd.	148,239
39,000		Kobe Steel Ltd.	156,715
12,000		Komori Corp.	278,597
14,500		Konica Minolta Holdings, Inc.	189,974
16,000		Kubota Corp.	139,575
14,000		Kuraray Co., Ltd.	150,671
61,000		Kyushu Electric Power Co., Inc.	1,733,860
6,100		Lawson, Inc.	234,224
12,400		Marui Co., Ltd.	151,420
331,000		Matsushita Electric Industrial Co., Ltd.	6,671,122
26,000		Matsushita Electric Works Ltd.	297,086
80,000		Mediceo Paltac Holdings Co., Ltd.	1,521,656
172,900		Mitsubishi Corp.	3,991,415
14,000		Mitsubishi Gas Chemical Co., Inc.	133,749
254,000		Mitsubishi Materials Corp.	1,201,496
249,000		Mitsubishi Rayon Co., Ltd.	1,651,604
132		Mitsubishi UFJ Financial Group, Inc.	1,487,207
18,000		Mitsui Chemicals, Inc.	156,846
70,000		Mitsui Mining & Smelting Co., Ltd.	382,855
1,096		Mizuho Financial Group, Inc.	7,040,347
18,000		Namco Bandai Holdings, Inc.	279,899
40,000		Nichirei Corp.	233,232
9,000		Nippon Electric Glass Co., Ltd.	157,114
92,000		Nippon Mining Holdings, Inc.	788,515
20,000		Nippon Oil Corp.	161,481
652		Nippon Telegraph & Telephone Corp.	3,444,122
141,000		Nippon Yusen KK	1,128,229
33,000		Nishi-Nippon City Bank Ltd.	145,865
144		NTT DoCoMo, Inc.	265,278
5,000		Olympus Corp.	170,546
10,290		ORIX Corp.	2,669,889
603,000		Osaka Gas Co., Ltd.	2,336,345
2,600		Otsuka Corp.	248,460
11,500		Pioneer Corp.	149,894
298		Resona Holdings, Inc.	798,379
6,200		Sankyo Co., Ltd.	271,795
98		Sapporo Hokuyo Holdings, Inc.	980,511
23,100		Sega Sammy Holdings, Inc.	538,424
128,600		Seven & I Holdings Co., Ltd.	3,898,629
2,500		Shin-Etsu Chemical Co., Ltd.	152,108
6,800		Shinko Electric Industries	153,042
25,000		Shizuoka Bank Ltd.	265,369
42,000		Showa Denko KK	157,193
1,200		SMC Corp.	160,462
6,800		Softbank Corp.	174,165
37,700	@	Sojitz Corp.	156,660
73,700		Stanley Electric Co., Ltd.	1,494,329
40,000		Sumitomo Bakelite Co., Ltd.	288,397
21,000		Sumitomo Chemical Co., Ltd.	158,252
16,000		Sumitomo Heavy Industries	158,822
78,000		Sumitomo Metal Mining Co., Ltd.	1,499,778
444		Sumitomo Mitsui Financial Group, Inc.	4,019,753
26,000		Sumitomo Trust & Banking Co., Ltd.	269,745
48,000		Suruga Bank Ltd.	622,947
8,300		Suzuken Co., Ltd.	293,949
17,000		Taiyo Nippon Sanso Corp.	153,191
196,000		Tanabe Seiyaku Co., Ltd.	2,670,485
12,000		THK Co., Ltd.	281,362
29,000		Tobu Railway Co., Ltd.	139,081
45,200		Tokyo Electric Power Co., Inc.	1,542,947
61,500		Tokyo Electron Ltd.	4,283,644
168,000		Tokyu Corp.	1,305,242
13,000		Tokyu Land Corp.	147,709
293,000		Toshiba Corp.	1,950,983
59,000		Tosoh Corp.	303,895
171,500		Toyo Seikan Kaisha Ltd.	3,445,223
183,800		Toyota Motor Corp.	11,770,706
57,000		UNY Co., Ltd.	780,479
7,800		Ushio, Inc.	150,140
3,530		USS Co., Ltd.	230,106
46		West Japan Railway Co.	212,030
82,000		Yaskawa Electric Corp.	967,050
15,000		Zeon Corp.	154,082
			117,189,136
		Netherlands: 5.8%
63,659		Aegon NV	1,271,132
102,481		Arcelor Mittal	5,449,454
6,446	@	ASML Holding NV	159,506
11,474	I	Buhrmann NV	154,109
177,910		European Aeronautic Defence and Space Co. NV	5,530,376
118,228	@	Koninklijke Ahold NV	1,388,186
3,578		Koninklijke DSM NV	160,567
9,136		OCE NV	167,613
191,014		Royal Dutch Shell PLC — Class A	6,353,008
201,141		Royal Dutch Shell PLC — Class B	6,691,782
45,046		SBM Offshore NV	1,624,239
166,963		Unilever NV	4,876,345
			33,826,317
		New Zealand: 0.2%
99,816		Contact Energy Ltd.	656,127
20,200		Fletcher Building Ltd.	158,513

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		New Zealand (continued)
179,706		Vector Ltd.	$382,213
			1,196,853
		Norway: 1.5%
9,755		Aker Kvaerner ASA	215,978
29,844		DNB NOR ASA	419,358
398,000	@	Marine Harvest	464,678
87,689		Norsk Hydro ASA	2,869,203
9,100		Norske Skogindustrier ASA	154,977
38,551	@	Petroleum Geo-Services ASA	989,833
128,950		Statoil ASA	3,481,737
16,400		Tandberg ASA	339,071
			8,934,835
		Portugal: 0.4%
12,837		Banco Espirito Santo SA	245,348
409,228		Energias de Portugal SA	2,203,674
78,291		Sonae SGPS SA	176,012
			2,625,034
		Singapore: 1.2%
258,000		ComfortDelgro Corp., Ltd.	337,942
286,000		DBS Group Holdings Ltd.	4,024,969
485,000		Neptune Orient Lines Ltd.	1,034,650
126,000		Parkway Holdings Ltd.	271,486
88,000		Singapore Petroleum Co., Ltd.	280,208
135,000		Singapore Press Holdings Ltd.	391,005
307,000	@	STATS ChipPAC Ltd.	369,581
157,000		Wing Tai Holdings Ltd.	327,588
			7,037,429
		Spain: 1.9%
37,304		Banco Bilbao Vizcaya Argentaria SA	916,009
93,780		Banco Santander Central Hispano SA	1,674,165
118,754		Endesa SA	6,390,529
37,320		Iberia Lineas Aereas de Espana	199,598
7,924		Repsol YPF SA	267,011
59,947		Telefonica SA	1,327,507
5,731		Union Fenosa SA	310,030
			11,084,849
		Sweden: 1.6%
49,453		Atlas Copco AB	1,576,634
7,550		Boliden AB	166,759
5,650		Nobia AB	232,063
3,667		Scania AB	288,117
17,600		Securitas AB	269,555
11,200		SSAB Svenskt Staal AB	321,951
6,248		Svenska Handelsbanken AB	186,010
6,101		Trelleborg AB	158,909
75,039		Volvo AB	6,339,693
			9,539,691
		Switzerland: 4.8%
11,226		Credit Suisse Group	808,145
9,268		Nestle SA	3,611,542
46,812		Novartis AG	2,615,204
10,352	@, L	OC Oerlikon Corp. AG	6,315,031
49,716		Roche Holding AG	8,831,366
13,119		Schindler Holding AG	800,347
3,401		Swatch Group AG	182,355
1,726		Swiss Reinsurance	157,932
76,542		UBS AG - Reg	4,564,349
1,556		Zurich Financial Services AG	449,958
			28,336,229
		United Kingdom: 18.5%
220,068		3i Group PLC	4,933,086
48,272		Alliance Boots PLC	975,861
103,585		Amvescap PLC	1,142,601
6,307		Anglo American PLC	333,055
115,581		AstraZeneca PLC	6,230,854
32,143		Aviva PLC	474,942
103,290		Barclays PLC	1,464,622
10,189		Bellway PLC	319,204
13,204		Berkeley Group Holdings PLC	408,331
350,710		BHP Billiton PLC	7,792,326
518,205		BP PLC	5,601,117
352,812	@	British Airways PLC	3,380,293
24,803		British American Tobacco PLC	778,230
829,126		BT Group PLC	4,962,219
14,657		Carnival PLC	707,621
37,162		Centrica PLC	283,518
55,773	@	Collins Stewart Tullett PLC	279,320
141,202		Compass Group PLC	945,735
24,689		Corus Group PLC	294,738
44,217		Daily Mail & General Trust	707,288
76,469		Davis Service Group PLC	877,393
20,117		Enterprise Inns PLC	265,151
48,505		First Choice Holidays PLC	274,986
15,819		Firstgroup PLC	206,794
117,269		FKI PLC	268,935
20,665		George Wimpey PLC	258,291
136,065		GlaxoSmithKline PLC	3,755,824
118,873		HBOS PLC	2,457,612
314,352		HSBC Holdings PLC	5,504,690
53,119		Imperial Tobacco Group PLC	2,382,437
10,413		Intercontinental Hotels Group PLC	257,421
13,129		Investec PLC	170,193
72,115		ITV PLC	155,154

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,379		Land Securities Group PLC	$227,324
1,337,047		Legal & General Group PLC	4,196,831
20,656		Lloyds TSB Group PLC	228,146
74,251		LogicaCMG PLC	260,352
217,644		Marks & Spencer Group PLC	2,898,692
82,634		Misys PLC	389,101
18,484		Mitchells & Butlers PLC	285,749
364,040		National Grid PLC	5,744,832
54,198		Old Mutual PLC	175,544
58,142		Premier Farnell PLC	233,928
7,058		Punch Taverns PLC	173,321
29,092		Resolution PLC	354,953
139,220		Rexam PLC	1,509,821
13,875		Rio Tinto PLC	792,315
1,548,519		Royal & Sun Alliance Insurance Group	4,945,583
163,315		Royal Bank of Scotland Group PLC	6,393,522
527,079		Scottish & Newcastle PLC	6,242,840
15,506		Scottish Power PLC	244,897
67,178		Taylor Woodrow PLC	647,587
31,214		Tesco PLC	273,173
435,040		Tomkins PLC	2,284,216
6,611		Travis Perkins PLC	262,104
30,335		Trinity Mirror PLC	316,921
27,843	@	Tullett Prebon PLC	264,736
141,208		Unilever PLC	4,264,487
194,828		United Business Media PLC	3,040,620
1,147,095		Vodafone Group PLC	3,067,168
9,653		Wolseley PLC	226,856
			108,795,461
		Total Common Stock
		(Cost $474,645,886)	516,760,732
EXCHANGE-TRADED FUNDS: 7.9%
		United States: 7.9%
242,900	@, L	iShares MSCI EAFE Index Fund	18,523,554
106,300		iShares MSCI EMU Index Fund	11,511,227
459,500		iShares MSCI Japan Index Fund	6,694,915
18,700	@	iShares MSCI Pacific ex-Japan Index Fund	2,512,345
289,200		iShares MSCI United Kingdom Index Fund	6,961,044
		Total Exchange-Traded Funds
		(Cost $45,654,191)	46,203,085
PREFERRED STOCK: 2.0%
		Germany: 2.0%
1,631		Porsche AG	2,495,292
4,550		ProSieben SAT.1 Media AG	162,071
32,233		RWE AG	3,189,980
57,620		Volkswagen AG	5,892,382
		Total Preferred Stock
		(Cost $8,269,411)	11,739,725

RIGHTS: 0.0%
		Australia: 0.0%
309,727		Suncorp Metway	177,091
		Total Rights
		(Cost $—)	177,091
		Total Long-Term Investments
		(Cost $528,569,488)	574,880,633

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateralcc: 1.4%
$8,433,913		The Bank of New York Institutional Cash Reserves Fund		$8,433,913
		Total Short-Term Investments
		(Cost $8,433,913)		8,433,913
		Total Investments in Securities
		(Cost $537,003,401)*	99.4%	$583,314,546
		Other Assets and Liabilities — Net	0.6	3,591,745
		Net Assets	100.0%	$586,906,291
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $538,817,025.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,261,877
		Gross Unrealized Depreciation		(5,764,356)
		Net Unrealized Appreciation		$44,497,521

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.9
Agriculture	0.5
Airlines	1.3
Apparel	0.0
Auto Manufacturers	3.7
Auto Parts & Equipment	0.0
Banks	16.7
Beverages	1.3
Biotechnology	0.1
Building Materials	0.3
Chemicals	0.6
Commercial Services	0.6
Computers	1.0
Distribution/Wholesale	1.4
Diversified Financial Services	1.7
Electric	4.5
Electrical Components & Equipment	1.3
Electronics	0.3
Engineering & Construction	2.0
Entertainment	0.3
Food	4.1
Food Service	0.4
Forest Products & Paper	0.0
Gas	0.5
Hand/Machine Tools	0.2
Healthcare - Services	0.0
Holding Companies - Diversified	1.6
Home Builders	0.6
Home Furnishings	1.2
Household Products/Wares	0.1
Insurance	4.8
Iron/Steel	3.4
Leisure Time	0.4
Lodging	0.0
Machinery - Construction & Mining	0.3
Machinery - Diversified	1.4
Media	1.7
Mining	2.6
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.9
Oil & Gas	5.6
Oil & Gas Services	0.5
Packaging & Containers	1.0
Pharmaceuticals	5.9
Real Estate	0.7
Real Estate Investment Trusts	0.0
Retail	3.4
Semiconductors	2.1
Software	0.1
Telecommunications	4.2
Textiles	0.3
Transportation	1.7
Venture Capital	0.8
Water	0.1
Other Long-Term Investments	7.9
Short-Term Investments	1.4
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Banks: 0.3%
10,000		Bank of New York Co., Inc.	$405,500
31,276	L	First Financial Bancorp.	472,580
			878,080
		Beverages: 3.6%
510,000	L	Coca-Cola Enterprises, Inc.	10,327,500
			10,327,500
		Biotechnology: 2.6%
6,200	@, L	Biogen Idec, Inc.	275,156
84,200	@, L	Millipore Corp.	6,101,974
53,200	@, L	PDL BioPharma, Inc.	1,154,440
			7,531,570
		Chemicals: 0.1%
19,400	@, L	Hercules, Inc.	379,076
			379,076
		Commercial Services: 3.3%
15,100	@, L	Apollo Group, Inc.	662,890
10,500	@, L	BearingPoint, Inc.	80,430
641,100	@, L	Corinthian Colleges, Inc.	8,815,125
2,100	L	ServiceMaster Co.	32,319
			9,590,764
		Computers: 1.1%
114,400		Electronic Data Systems Corp.	3,166,592
			3,166,592
		Diversified Financial Services: 0.0%
2,000	L	Janus Capital Group, Inc.	41,820
1,500		Waddell & Reed Financial, Inc.	34,980
			76,800
		Electric: 1.8%
257,100		Duquesne Light Holdings, Inc.	5,088,009
3,900	L	PNM Resources, Inc.	125,970
			5,213,979
		Environmental Control: 3.9%
327,000		Waste Management, Inc.	11,252,070
			11,252,070
		Food: 23.7%
300,000		ConAgra Foods, Inc.	7,473,000
1,142,000		Del Monte Foods Co.	13,110,160
177,400	L	Hershey Co.	9,696,684
125,000	@, @@, L	Koninklijke Ahold NV ADR	1,467,500
660,000		Kroger Co.	18,645,000
180,500		Sara Lee Corp.	3,054,060
58,573	L	Supervalu, Inc.	2,288,447
44,200		Tootsie Roll Industries, Inc.	1,324,674
133,000	L	Tyson Foods, Inc.	2,581,530
171,100		WM Wrigley Jr. Co.	8,714,123
			68,355,178
		Forest Products & Paper: 3.2%
300,500		MeadWestvaco Corp.	9,267,420
			9,267,420
		Gas: 5.2%
358,900		KeySpan Corp.	14,768,735
1,200	L	NiSource, Inc.	29,328
			14,798,063
		Healthcare — Products: 5.8%
183,000	L	Biomet, Inc.	7,775,670
126,500	@	St. Jude Medical, Inc.	4,757,665
47,300	@, L	Zimmer Holdings, Inc.	4,039,893
			16,573,228
		Healthcare — Services: 0.0%
600	@, L	Triad Hospitals, Inc.	31,350
			31,350
		Housewares: 0.0%
300	L	Newell Rubbermaid, Inc.	9,327
			9,327
		Insurance: 5.0%
321,600		Marsh & McLennan Cos., Inc.	9,419,664
154,000	L	Ohio Casualty Corp.	4,612,300
4,300		Safeco Corp.	285,649
			14,317,613
		Internet: 0.2%
1,100	@, L	eBay, Inc.	36,465

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
16,000	@, L	IAC/InterActiveCorp.	$603,360
1,100	@, L	Yahoo!, Inc.	34,419
			674,244
		Machinery — Diversified: 1.1%
134,100	@, L	Intermec, Inc.	2,995,794
			2,995,794
		Media: 0.3%
10,100		CBS Corp. — Class B	308,959
9,500		Clear Channel Communications, Inc.	332,880
10,000	@	Gemstar-TV Guide International, Inc.	41,900
20,657	@	Spanish Broadcasting Systems, Inc.	82,628
			766,367
		Mining: 19.1%
99,100	@@	Anglogold Ashanti Ltd. ADR	4,418,869
472,700	@@	Barrick Gold Corp.	13,495,585
508,700	@@	Gold Fields Ltd. ADR	9,400,776
325,600	@@	GoldCorp, Inc.	7,820,912
3,800	@, @@, L	Harmony Gold Mining Co., Ltd. ADR	52,820
33,100	@@, L	Iamgold Corp.	255,201
669,700	@, @@, L	Kinross Gold Corp.	9,235,163
242,100		Newmont Mining Corp.	10,165,779
			54,845,105
		Miscellaneous Manufacturing: 3.9%
260,000		Pall Corp.	9,880,000
45,600	@@	Tyco International Ltd.	1,438,680
			11,318,680
		Oil & Gas Services: 0.0%
1,000	@, L	FMC Technologies, Inc.	69,760
			69,760
		Pharmaceuticals: 0.9%
65,600	@, L	Hospira, Inc.	2,683,040
			2,683,040
		Semiconductors: 2.5%
277,000		Applied Materials, Inc.	5,074,640
12,900	L	KLA-Tencor Corp.	687,828
59,200	L	Xilinx, Inc.	1,523,216
			7,285,684
		Software: 4.2%
776,300	@	BEA Systems, Inc.	8,997,317
59,200	@, L	Electronic Arts, Inc.	2,981,312
3,300	@, L	Take-Two Interactive Software, Inc.	66,462
			12,045,091
		Telecommunications: 1.4%
2,200		IDT Corp.	24,970
168,590	@, @@, L	Nortel Networks Corp.	4,054,590
			4,079,560
		Total Common Stock
		(Cost $243,050,246)	268,531,935

Principal Amount				Value
SHORT-TERM INVESTMENTS: 22.2%
		U.S. Government Agency Obligations: 1.6%
$4,710,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$4,708,757
		Total U.S. Government Agency Obligations
		(Cost $4,708,757)		4,708,757
		Securities Lending Collateralcc: 20.6%
59,302,701		The Bank of New York Institutional Cash Reserves Fund		59,302,701
		Total Securities Lending Collateral
		(Cost $59,302,701)		59,302,701

		Total Short-Term Investments
		(Cost $64,011,458)		64,011,458
		Total Investments in Securities
		(Cost $307,061,704)*	115.4%	$332,543,393
		Other Assets and Liabilities — Net	(15.4)	(44,446,672)
		Net Assets	100.0%	$288,096,721

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $307,071,221.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,744,925
		Gross Unrealized Depreciation		(2,272,753)
		Net Unrealized Appreciation		$25,472,172

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 87.3%
		Aerospace/Defense: 1.1%
61,500	@	Spirit Aerosystems Holdings, Inc.	$1,958,775
			1,958,775
		Agriculture: 2.5%
110,000		Delta & Pine Land Co.	4,532,000
			4,532,000
		Banks: 0.1%
9,700		First Financial Bancorp.	146,567
			146,567
		Beverages: 1.7%
155,000		Coca-Cola Enterprises, Inc.	3,138,750
16,600	@	Vermont Pure Holdings Ltd.	31,374
			3,170,124
		Biotechnology: 7.3%
59,900	@, L	Millipore Corp.	4,340,953
266,000	@, L	Nektar Therapeutics	3,473,960
62,900	@, L	PDL BioPharma, Inc.	1,364,930
1,380,900	@	XOMA Ltd.	3,990,801
			13,170,644
		Building Materials: 0.1%
9,300		Comfort Systems USA, Inc.	111,414
			111,414
		Chemicals: 2.6%
149,500	@	Hercules, Inc.	2,921,230
99,500	@, L	Symyx Technologies	1,763,140
			4,684,370
		Commercial Services: 5.3%
414,100	@, L	Corinthian Colleges, Inc.	5,693,875
888,000	@	Hooper Holmes, Inc.	3,969,360
			9,663,235
		Computers: 2.6%
557,300	@	InFocus Corp.	1,560,440
222,869	@, L	Mercury Computer Systems, Inc.	3,091,193
			4,651,633
		Electric: 0.9%
200		Idacorp, Inc.	6,768
49,800		PNM Resources, Inc.	1,608,540
			1,615,308
		Electronics: 3.0%
227,500		PerkinElmer, Inc.	5,510,050
100	@	Planar Systems, Inc.	867
			5,510,917
		Energy — Alternate Sources: 2.9%
537,000	@, L	FuelCell Energy, Inc.	4,220,820
306,300	@, L	Syntroleum Corp.	955,656
			5,176,476
		Entertainment: 2.5%
407,000	@, L	Lakes Entertainment, Inc.	4,538,050
			4,538,050
		Environmental Control: 5.0%
360,100	@	Casella Waste Systems, Inc.	3,514,576
121,286	@	Clean Harbors, Inc.	5,484,553
			8,999,129
		Food: 7.8%
432,400		Del Monte Foods Co.	4,963,952
166,497		Tootsie Roll Industries, Inc.	4,989,915
51,000		Tyson Foods, Inc.	989,910
169,800	@, L	Wild Oats Markets, Inc.	3,090,360
			14,034,137
		Forest Products & Paper: 3.9%
115,400	@	Buckeye Technologies, Inc.	1,497,892
180,700		MeadWestvaco Corp.	5,572,788
			7,070,680
		Gas: 1.1%
46,900		KeySpan Corp.	1,929,935
			1,929,935
		Healthcare — Products: 2.1%
96,600	@	Orthologic Corp.	150,696
68,800		Vital Signs, Inc.	3,576,224
			3,726,920
		Insurance: 1.8%
144,000	@	Conseco, Inc.	2,491,200

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
104,400		Crawford & Co.	$579,420
7,700	L	Ohio Casualty Corp.	230,615
			3,301,235
		Lodging: 2.2%
120,000		Ameristar Casinos, Inc.	3,853,200
9,200	@, L	MTR Gaming Group, Inc.	120,336
			3,973,536
		Machinery — Diversified: 4.0%
239,300	@, L	Intermec, Inc.	5,345,962
49,300		Robbins & Myers, Inc.	1,838,397
200		Tennant Co.	6,298
			7,190,657
		Media: 3.1%
525,500	@, L	Playboy Enterprises, Inc.	5,407,395
35,514	@, L	WPT Enterprises, Inc.	182,542
			5,589,937
		Metal Fabricate/Hardware: 0.0%
700		Valmont Industries, Inc.	40,481
			40,481
		Mining: 8.0%
295,000	@, L	Apex Silver Mines Ltd.	3,808,450
314,100	@, @@, L	Gammon Lake Resources, Inc.	5,550,147
100	@@	Gold Fields Ltd. ADR	1,848
100	@@	GoldCorp, Inc.	2,402
140,800	@, @@	Kinross Gold Corp.	1,941,632
273,200	@, @@, L	Minefinders Corp.	3,253,812
			14,558,291
		Miscellaneous Manufacturing: 4.0%
10,500	@	Lydall, Inc.	166,845
186,600		Pall Corp.	7,090,800
			7,257,645
		Pharmaceuticals: 0.0%
1,400	@, L	Trimeris, Inc.	9,632
			9,632
		Retail: 0.1%
28,400	@	Buca, Inc.	156,200
9,100	@	Rubio’s Restaurants, Inc.	103,922
			260,122
		Semiconductors: 4.8%
50,200	@	Actel Corp.	829,304
226,000	@	Advanced Analogic Technologies, Inc.	1,487,080
250,500	@	Entegris, Inc.	2,680,350
52,800	@	Exar Corp.	699,072
216,809	@, L	Ultratech, Inc.	2,950,770
			8,646,576
		Software: 3.7%
479,200	@	BEA Systems, Inc.	5,553,928
171,700	@, L	Midway Games, Inc.	1,073,125
4,700	@, L	Take-Two Interactive Software, Inc.	94,658
			6,721,711
		Telecommunications: 2.3%
273,500	@	C-COR, Inc.	3,790,710
33,800	@	Mastec, Inc.	372,138
			4,162,848
		Toys/Games/Hobbies: 0.8%
132,100	@, L	Leapfrog Enterprises, Inc.	1,413,470
			1,413,470
		Total Common Stock
		(Cost $149,458,909)	157,816,455

Principal Amount		Value
SHORT-TERM INVESTMENTS: 29.2%
	U.S. Government Agency Obligations: 9.9%	$17,760,312
$17,765,000	Federal Home Loan Bank, 4.750%, due 04/02/07
	Total U.S. Government Agency Obligations
	(Cost $17,760,312)	17,760,312

	Securities Lending Collateralcc: 19.3%
34,922,045	The Bank of New York Institutional Cash Reserves Fund	34,922,045
	Total Securities Lending Collateral
	(Cost $34,922,045)	34,922,045
	Total Short-Term Investments
	(Cost $52,682,357)	52,682,357

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $202,141,266)*	116.5%	$210,498,812
	Other Assets and Liabilities — Net	(16.5)	(29,814,485)
	Net Assets	100.0%	$180,684,327

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$17,417,363
	Gross Unrealized Depreciation		(9,059,817)
	Net Unrealized Appreciation		$8,357,546

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007